UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
 811-21335
Optimum Fund Trust
(Exact name of registrant as specified in charter)

610 Market Street
Philadelphia, PA 19106
Registrant's telephone number, including area code:
(800) 523-1918
Date of fiscal year end:
March 31
Date of reporting period:
March 31, 2025
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
Optimum Fixed Income Fund
Class A : OAFIX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Optimum Fixed Income Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$108	1.05%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.04% if non-recurring expenses were not included.
Management's discussion of Fund performance
Performance highlights
Optimum Fixed Income Fund (Class A) returned 4.79% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 4.88%.
Delaware Management Company (DMC)
The DMC portion of the Fund outperformed the Bloomberg US Aggregate Index during the reporting period (on a gross of fees basis).
Top contributors to performance:
Allocations to the corporate bond, securitized asset, and emerging markets sectors contributed to performance in the DMC portion of the Fund.
Selections within investment grade corporates and agency mortgage-backed securities (MBS) were additive to performance.
Treasury yields fluctuated over a wide range during the 12-month reporting period – 120 basis points – but ended just 10 basis points lower as the US economic outlook fluctuated, reflecting incoming data and expected policy changes (one basis point is a hundredth of a percentage point). DMC adjusted its portion of the Fund accordingly, and its duration positioning contributed to performance.
Top detractors from performance:
Security selection within below investment grade public corporates, especially allocations to higher-rated securities, hurt performance in the DMC portion of the Fund as lower-rated securities performed better.
The yield curve steepened over the reporting period, initially on a strong economy but more recently on fears of tariffs embedding stickier inflation (the yield curve shows the relationship between yields and maturities and can be a good indicator of the economic climate because it shows what investors think about future rates). The DMC portion of the Fund had curve flattening exposure particularly on the long end (30‑year) that detracted from performance.
Pacific Investment Management Company LLC (PIMCO)
The PIMCO portion of the Fund outperformed the Bloomberg US Aggregate Index during the reporting period (on a gross of fees basis).
Top contributors to performance:
Yield curve positioning in the US, including overweight exposure to the intermediate section of the curve and underweight exposure to the long end, contributed to performance in the PIMCO portion of the Fund as the curve steepened.
Security selection within investment grade corporates, specifically in the financial and industrial sectors, contributed to performance.
Long exposure to the Turkish lira contributed to performance in the PIMCO portion of the Fund.
Top detractors from performance:
An overweight allocation to agency MBS detracted from performance in the PIMCO portion of the Fund, and the sector underperformed like-duration Treasurys.
A modest allocation to Brazilian local interest rates, which rose sharply over the reporting period, detracted from performance.
Exposure to Australian local interest rates, which rose early in the reporting period, detracted from performance.
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Optimum Fixed Income Fund (Class A) – including sales charge	0.12%	-0.83%	0.74%
Optimum Fixed Income Fund (Class A) – excluding sales charge	4.79%	0.09%	1.21%
Bloomberg US Aggregate Index	4.88%	-0.40%	1.46%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit optimummutualfunds.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of March 31, 2025)
Fund net assets	$2,703,285,650
Total number of portfolio holdings	1,406
Total advisory fees paid	$13,394,869
Portfolio turnover rate	387%
Fund holdings (as of March 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Agency Mortgage-Backed Securities	40.49%
Corporate Bonds	31.77%
Short-Term Investments	18.74%
US Treasury Obligations	17.04%
Non-Agency Commercial Mortgage-Backed Securities	4.44%
Collateralized Debt Obligations	4.43%
Non-Agency Asset-Backed Securities	3.72%
Sovereign Bonds	3.62%
Non-Agency Collateralized Mortgage Obligations	3.02%
Loan Agreements	1.92%

Material Fund changes
Effective July 31, 2024, the Fund introduced a revised fee waiver for Class A shares of 0.80% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at optimummutualfunds.com/literature or upon request at 800 914‑0278, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 914-0278 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at optimummutualfunds.com/literature.
(4447791)

Optimum Fixed Income Fund
Class C : OCFIX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Optimum Fixed Income Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$184	1.80%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.79% if non-recurring expenses were not included.
Management's discussion of Fund performance
Performance highlights
Optimum Fixed Income Fund (Class C) returned 3.91% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 4.88%.
Delaware Management Company (DMC)
The DMC portion of the Fund outperformed the Bloomberg US Aggregate Index during the reporting period (on a gross of fees basis).
Top contributors to performance:
Allocations to the corporate bond, securitized asset, and emerging markets sectors contributed to performance in the DMC portion of the Fund.
Selections within investment grade corporates and agency mortgage-backed securities (MBS) were additive to performance.
Treasury yields fluctuated over a wide range during the 12-month reporting period – 120 basis points – but ended just 10 basis points lower as the US economic outlook fluctuated, reflecting incoming data and expected policy changes (one basis point is a hundredth of a percentage point). DMC adjusted its portion of the Fund accordingly, and its duration positioning contributed to performance.
Top detractors from performance:
Security selection within below investment grade public corporates, especially allocations to higher-rated securities, hurt performance in the DMC portion of the Fund as lower-rated securities performed better.
The yield curve steepened over the reporting period, initially on a strong economy but more recently on fears of tariffs embedding stickier inflation (the yield curve shows the relationship between yields and maturities and can be a good indicator of the economic climate because it shows what investors think about future rates). The DMC portion of the Fund had curve flattening exposure particularly on the long end (30‑year) that detracted from performance.
Pacific Investment Management Company LLC (PIMCO)
The PIMCO portion of the Fund outperformed the Bloomberg US Aggregate Index during the reporting period (on a gross of fees basis).
Top contributors to performance:
Yield curve positioning in the US, including overweight exposure to the intermediate section of the curve and underweight exposure to the long end, contributed to performance in the PIMCO portion of the Fund as the curve steepened.
Security selection within investment grade corporates, specifically in the financial and industrial sectors, contributed to performance.
Long exposure to the Turkish lira contributed to performance in the PIMCO portion of the Fund.
Top detractors from performance:
An overweight allocation to agency MBS detracted from performance in the PIMCO portion of the Fund, and the sector underperformed like-duration Treasurys.
A modest allocation to Brazilian local interest rates, which rose sharply over the reporting period, detracted from performance.
Exposure to Australian local interest rates, which rose early in the reporting period, detracted from performance.
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Optimum Fixed Income Fund (Class C) – including sales charge	2.91%	-0.68%	0.44%
Optimum Fixed Income Fund (Class C) – excluding sales charge	3.91%	-0.68%	0.44%
Bloomberg US Aggregate Index	4.88%	-0.40%	1.46%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit optimummutualfunds.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of March 31, 2025)
Fund net assets	$2,703,285,650
Total number of portfolio holdings	1,406
Total advisory fees paid	$13,394,869
Portfolio turnover rate	387%
Fund holdings (as of March 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Agency Mortgage-Backed Securities	40.49%
Corporate Bonds	31.77%
Short-Term Investments	18.74%
US Treasury Obligations	17.04%
Non-Agency Commercial Mortgage-Backed Securities	4.44%
Collateralized Debt Obligations	4.43%
Non-Agency Asset-Backed Securities	3.72%
Sovereign Bonds	3.62%
Non-Agency Collateralized Mortgage Obligations	3.02%
Loan Agreements	1.92%

Material Fund changes
Effective July 31, 2024, the Fund introduced a revised fee waiver for Class C shares of 0.80% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at optimummutualfunds.com/literature or upon request at 800 914‑0278, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 914-0278 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at optimummutualfunds.com/literature.
(4447791)

Optimum Fixed Income Fund
Institutional Class : OIFIX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Optimum Fixed Income Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Institutional Class	$82	0.80%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.79% if non-recurring expenses were not included.
Management's discussion of Fund performance
Performance highlights
Optimum Fixed Income Fund (Institutional Class) returned 5.06% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 4.88%.
Delaware Management Company (DMC)
The DMC portion of the Fund outperformed the Bloomberg US Aggregate Index during the reporting period (on a gross of fees basis).
Top contributors to performance:
Allocations to the corporate bond, securitized asset, and emerging markets sectors contributed to performance in the DMC portion of the Fund.
Selections within investment grade corporates and agency mortgage-backed securities (MBS) were additive to performance.
Treasury yields fluctuated over a wide range during the 12-month reporting period – 120 basis points – but ended just 10 basis points lower as the US economic outlook fluctuated, reflecting incoming data and expected policy changes (one basis point is a hundredth of a percentage point). DMC adjusted its portion of the Fund accordingly, and its duration positioning contributed to performance.
Top detractors from performance:
Security selection within below investment grade public corporates, especially allocations to higher-rated securities, hurt performance in the DMC portion of the Fund as lower-rated securities performed better.
The yield curve steepened over the reporting period, initially on a strong economy but more recently on fears of tariffs embedding stickier inflation (the yield curve shows the relationship between yields and maturities and can be a good indicator of the economic climate because it shows what investors think about future rates). The DMC portion of the Fund had curve flattening exposure particularly on the long end (30‑year) that detracted from performance.
Pacific Investment Management Company LLC (PIMCO)
The PIMCO portion of the Fund outperformed the Bloomberg US Aggregate Index during the reporting period (on a gross of fees basis).
Top contributors to performance:
Yield curve positioning in the US, including overweight exposure to the intermediate section of the curve and underweight exposure to the long end, contributed to performance in the PIMCO portion of the Fund as the curve steepened.
Security selection within investment grade corporates, specifically in the financial and industrial sectors, contributed to performance.
Long exposure to the Turkish lira contributed to performance in the PIMCO portion of the Fund.
Top detractors from performance:
An overweight allocation to agency MBS detracted from performance in the PIMCO portion of the Fund, and the sector underperformed like-duration Treasurys.
A modest allocation to Brazilian local interest rates, which rose sharply over the reporting period, detracted from performance.
Exposure to Australian local interest rates, which rose early in the reporting period, detracted from performance.
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Optimum Fixed Income Fund (Institutional Class) – including sales charge	5.06%	0.34%	1.46%
Optimum Fixed Income Fund (Institutional Class) – excluding sales charge	5.06%	0.34%	1.46%
Bloomberg US Aggregate Index	4.88%	-0.40%	1.46%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit optimummutualfunds.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of March 31, 2025)
Fund net assets	$2,703,285,650
Total number of portfolio holdings	1,406
Total advisory fees paid	$13,394,869
Portfolio turnover rate	387%
Fund holdings (as of March 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Agency Mortgage-Backed Securities	40.49%
Corporate Bonds	31.77%
Short-Term Investments	18.74%
US Treasury Obligations	17.04%
Non-Agency Commercial Mortgage-Backed Securities	4.44%
Collateralized Debt Obligations	4.43%
Non-Agency Asset-Backed Securities	3.72%
Sovereign Bonds	3.62%
Non-Agency Collateralized Mortgage Obligations	3.02%
Loan Agreements	1.92%

Material Fund changes
Effective July 31, 2024, the Fund introduced a revised fee waiver for Institutional Class shares of 0.80% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at optimummutualfunds.com/literature or upon request at 800 914‑0278, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 914-0278 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at optimummutualfunds.com/literature.
(4447791)

Optimum International Fund
Class A : OAIEX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Optimum International Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$138	1.33%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.32% if non-recurring expenses were not included.
Management's discussion of Fund performance
Performance highlights
Optimum International Fund (Class A) returned 7.42% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the MSCI ACWI (All Country World Index) ex USA Index (net) and MSCI ACWI ex USA Index (gross), the Fund's broad-based securities market index, returned 6.09% and 6.65%, respectively.
Acadian Asset Management LLC (Acadian)
The Acadian portion of the Fund outperformed the MSCI ACWI ex USA Index during the reporting period (on a gross of fees basis).
Top contributors to performance:
At the country level, the primary drivers of outperformance versus the benchmark included a combination of stock selection and an underweight position in France. Additionally, a combination of stock selection and overweight positions in Sweden and the United Arab Emirates contributed to performance in the Acadian portion of the Fund.
At the sector level, the primary drivers of outperformance included stock selection in financials, industrials, and real estate.
Top detractors from performance:
At the country level, the primary detractors from performance versus the benchmark included stock selection in India, China, and Taiwan.
At the sector level, detractors in the Acadian portion of the Fund included stock selection in consumer discretionary, a combination of stock selection and an overweight position in energy, and an underweight position in utilities.
Baillie Gifford Overseas Limited (Baillie Gifford)
The Baillie Gifford portion of the Fund underperformed the MSCI ACWI ex USA Index during the reporting period (on a gross of fees basis).
Top contributors to performance:
Companies that have continued to demonstrate strong operational performance in the form of high growth and increasing profitability and returns drove performance during the reporting period.
The strongest contributors to performance in the Baillie Gifford portion of the Fund were MercadoLibre Inc. and Spotify Technology SA. Both companies continued to grow their user base, take market share, and innovate to strengthen their competitive advantage, while maintaining strong profitability.
The strongest-performing sectors versus the benchmark included communication services and consumer discretionary, where an overweight position was supported by positive selection within those sectors.
Top detractors from performance:
Cyclical companies that may suffer in the event of a consumer recession globally drove underperformance. European industrials were particularly affected.
The weakest performers in the Baillie Gifford portion of the Fund were Ryanair Holdings PLC and Samsung Electronics Co. Ltd. Both companies posted a weaker-than-expected earnings report and outlook and struggled operationally.
An underweight in financials also detracted from performance in the Baillie Gifford portion of the Fund as the prospects for higher rates benefited this sector.
The weakest-performing sectors included financials and industrials. Baillie Gifford was underweight in financials and the sector performed well. Conversely, an overweight in industrials hurt its portion of the Fund.
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Optimum International Fund (Class A) – including sales charge	1.25%	8.99%	4.13%
Optimum International Fund (Class A) – excluding sales charge	7.42%	10.30%	4.74%
MSCI ACWI ex USA Index (net)	6.09%	10.92%	4.98%
MSCI ACWI ex USA Index (gross)	6.65%	11.46%	5.48%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit optimummutualfunds.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of March 31, 2025)
Fund net assets	$803,231,191
Total number of portfolio holdings	535
Total advisory fees paid	$5,975,814
Portfolio turnover rate	54%
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
China	12.67%
Japan	10.14%
Taiwan	7.12%
Germany	6.66%
France	5.97%
Switzerland	5.94%
Canada	4.98%
Netherlands	4.82%
Ireland	4.12%
India	3.86%

Sector allocation
Financials	22.13%
Information Technology	21.98%
Industrials	15.81%
Communication Services	11.32%
Consumer Discretionary	11.02%
Healthcare	5.52%
Materials	3.65%
Consumer Staples	3.38%
Energy	2.56%
Real Estate	1.19%
Utilities	0.37%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	3.06%
Tencent Holdings	2.58%
Roche Holding	2.33%
Deutsche Boerse	1.89%
MercadoLibre	1.73%
Sea ADR	1.42%
Spotify Technology	1.34%
China Construction Bank Class H	1.26%
Sony Group	1.23%
Experian	1.22%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 914-0278 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at optimummutualfunds.com/literature.
(4447791)

Optimum International Fund
Class C : OCIEX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Optimum International Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$215	2.08%
[1]	Costs paid as a percentage of a $10,000 investment would have been 2.07% if non-recurring expenses were not included.
Management's discussion of Fund performance
Performance highlights
Optimum International Fund (Class C) returned 6.67% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the MSCI ACWI (All Country World Index) ex USA Index (net) and MSCI ACWI ex USA Index (gross), the Fund's broad-based securities market index, returned 6.09% and 6.65%, respectively.
Acadian Asset Management LLC (Acadian)
The Acadian portion of the Fund outperformed the MSCI ACWI ex USA Index during the reporting period (on a gross of fees basis).
Top contributors to performance:
At the country level, the primary drivers of outperformance versus the benchmark included a combination of stock selection and an underweight position in France. Additionally, a combination of stock selection and overweight positions in Sweden and the United Arab Emirates contributed to performance in the Acadian portion of the Fund.
At the sector level, the primary drivers of outperformance included stock selection in financials, industrials, and real estate.
Top detractors from performance:
At the country level, the primary detractors from performance versus the benchmark included stock selection in India, China, and Taiwan.
At the sector level, detractors in the Acadian portion of the Fund included stock selection in consumer discretionary, a combination of stock selection and an overweight position in energy, and an underweight position in utilities.
Baillie Gifford Overseas Limited (Baillie Gifford)
The Baillie Gifford portion of the Fund underperformed the MSCI ACWI ex USA Index during the reporting period (on a gross of fees basis).
Top contributors to performance:
Companies that have continued to demonstrate strong operational performance in the form of high growth and increasing profitability and returns drove performance during the reporting period.
The strongest contributors to performance in the Baillie Gifford portion of the Fund were MercadoLibre Inc. and Spotify Technology SA. Both companies continued to grow their user base, take market share, and innovate to strengthen their competitive advantage, while maintaining strong profitability.
The strongest-performing sectors versus the benchmark included communication services and consumer discretionary, where an overweight position was supported by positive selection within those sectors.
Top detractors from performance:
Cyclical companies that may suffer in the event of a consumer recession globally drove underperformance. European industrials were particularly affected.
The weakest performers in the Baillie Gifford portion of the Fund were Ryanair Holdings PLC and Samsung Electronics Co. Ltd. Both companies posted a weaker-than-expected earnings report and outlook and struggled operationally.
An underweight in financials also detracted from performance in the Baillie Gifford portion of the Fund as the prospects for higher rates benefited this sector.
The weakest-performing sectors included financials and industrials. Baillie Gifford was underweight in financials and the sector performed well. Conversely, an overweight in industrials hurt its portion of the Fund.
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Optimum International Fund (Class C) – including sales charge	5.67%	9.48%	3.96%
Optimum International Fund (Class C) – excluding sales charge	6.67%	9.48%	3.96%
MSCI ACWI ex USA Index (net)	6.09%	10.92%	4.98%
MSCI ACWI ex USA Index (gross)	6.65%	11.46%	5.48%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit optimummutualfunds.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of March 31, 2025)
Fund net assets	$803,231,191
Total number of portfolio holdings	535
Total advisory fees paid	$5,975,814
Portfolio turnover rate	54%
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
China	12.67%
Japan	10.14%
Taiwan	7.12%
Germany	6.66%
France	5.97%
Switzerland	5.94%
Canada	4.98%
Netherlands	4.82%
Ireland	4.12%
India	3.86%

Sector allocation
Financials	22.13%
Information Technology	21.98%
Industrials	15.81%
Communication Services	11.32%
Consumer Discretionary	11.02%
Healthcare	5.52%
Materials	3.65%
Consumer Staples	3.38%
Energy	2.56%
Real Estate	1.19%
Utilities	0.37%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	3.06%
Tencent Holdings	2.58%
Roche Holding	2.33%
Deutsche Boerse	1.89%
MercadoLibre	1.73%
Sea ADR	1.42%
Spotify Technology	1.34%
China Construction Bank Class H	1.26%
Sony Group	1.23%
Experian	1.22%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 914-0278 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at optimummutualfunds.com/literature.
(4447791)

Optimum International Fund
Institutional Class : OIIEX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Optimum International Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Institutional Class	$112	1.08%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.07% if non-recurring expenses were not included.
Management's discussion of Fund performance
Performance highlights
Optimum International Fund (Institutional Class) returned 7.69% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the MSCI ACWI (All Country World Index) ex USA Index (net) and MSCI ACWI ex USA Index (gross), the Fund's broad-based securities market index, returned 6.09% and 6.65%, respectively.
Acadian Asset Management LLC (Acadian)
The Acadian portion of the Fund outperformed the MSCI ACWI ex USA Index during the reporting period (on a gross of fees basis).
Top contributors to performance:
At the country level, the primary drivers of outperformance versus the benchmark included a combination of stock selection and an underweight position in France. Additionally, a combination of stock selection and overweight positions in Sweden and the United Arab Emirates contributed to performance in the Acadian portion of the Fund.
At the sector level, the primary drivers of outperformance included stock selection in financials, industrials, and real estate.
Top detractors from performance:
At the country level, the primary detractors from performance versus the benchmark included stock selection in India, China, and Taiwan.
At the sector level, detractors in the Acadian portion of the Fund included stock selection in consumer discretionary, a combination of stock selection and an overweight position in energy, and an underweight position in utilities.
Baillie Gifford Overseas Limited (Baillie Gifford)
The Baillie Gifford portion of the Fund underperformed the MSCI ACWI ex USA Index during the reporting period (on a gross of fees basis).
Top contributors to performance:
Companies that have continued to demonstrate strong operational performance in the form of high growth and increasing profitability and returns drove performance during the reporting period.
The strongest contributors to performance in the Baillie Gifford portion of the Fund were MercadoLibre Inc. and Spotify Technology SA. Both companies continued to grow their user base, take market share, and innovate to strengthen their competitive advantage, while maintaining strong profitability.
The strongest-performing sectors versus the benchmark included communication services and consumer discretionary, where an overweight position was supported by positive selection within those sectors.
Top detractors from performance:
Cyclical companies that may suffer in the event of a consumer recession globally drove underperformance. European industrials were particularly affected.
The weakest performers in the Baillie Gifford portion of the Fund were Ryanair Holdings PLC and Samsung Electronics Co. Ltd. Both companies posted a weaker-than-expected earnings report and outlook and struggled operationally.
An underweight in financials also detracted from performance in the Baillie Gifford portion of the Fund as the prospects for higher rates benefited this sector.
The weakest-performing sectors included financials and industrials. Baillie Gifford was underweight in financials and the sector performed well. Conversely, an overweight in industrials hurt its portion of the Fund.
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Optimum International Fund (Institutional Class) – including sales charge	7.69%	10.58%	5.00%
Optimum International Fund (Institutional Class) – excluding sales charge	7.69%	10.58%	5.00%
MSCI ACWI ex USA Index (net)	6.09%	10.92%	4.98%
MSCI ACWI ex USA Index (gross)	6.65%	11.46%	5.48%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit optimummutualfunds.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of March 31, 2025)
Fund net assets	$803,231,191
Total number of portfolio holdings	535
Total advisory fees paid	$5,975,814
Portfolio turnover rate	54%
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
China	12.67%
Japan	10.14%
Taiwan	7.12%
Germany	6.66%
France	5.97%
Switzerland	5.94%
Canada	4.98%
Netherlands	4.82%
Ireland	4.12%
India	3.86%

Sector allocation
Financials	22.13%
Information Technology	21.98%
Industrials	15.81%
Communication Services	11.32%
Consumer Discretionary	11.02%
Healthcare	5.52%
Materials	3.65%
Consumer Staples	3.38%
Energy	2.56%
Real Estate	1.19%
Utilities	0.37%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	3.06%
Tencent Holdings	2.58%
Roche Holding	2.33%
Deutsche Boerse	1.89%
MercadoLibre	1.73%
Sea ADR	1.42%
Spotify Technology	1.34%
China Construction Bank Class H	1.26%
Sony Group	1.23%
Experian	1.22%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 914-0278 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at optimummutualfunds.com/literature.
(4447791)

Optimum Large Cap Growth Fund
Class A : OALGX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Optimum Large Cap Growth Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$124	1.21%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.20% if non-recurring expenses were not included.
Management's discussion of Fund performance
Performance highlights
Optimum Large Cap Growth Fund (Class A) returned 4.97% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 1000® Index, the Fund's broad-based securities market index, returned 7.82%, while the Russell 1000® Growth Index, the Fund's narrowly based securities market index, returned 7.76%.
American Century Investment Management Inc. (American Century)
The American Century portion of the Fund underperformed the Russell 1000 Growth Index, the narrowly based securities market index (benchmark), during the reporting period (on a gross of fees basis).
Top contributors to performance:
Positioning in the consumer staples sector (consumer staples distribution and retail) contributed to performance in the American Century portion of the Fund. Its portion of the Fund benefited from an underweight to low-cost retailers, which faced challenges from uncertainty around inflation, growth and consumer spending.
Stock selection in materials was also a contributor relative to the benchmark. Uncertainty about the economy, interest rates and trade weighed on many of these stocks, so stock choices among them helped performance. A notable contributor in the sector was an overweight to Ecolab Inc., a hygiene and infection-prevention company for food service, healthcare, and other end markets.
Top detractors from performance:
Stock selection in the consumer discretionary sector (hotels, restaurants and leisure) detracted from performance in the American Century portion of the Fund. Concerns about the economy and consumer spending led to profit-taking in a number of formerly strong-performing restaurants and textile apparel companies, including Lululemon Athletica Inc., Wingstop Inc., and Chipotle Mexican Grill Inc.
Stock choices in the industrials sector (building products) were a detractor during the reporting period. A slowdown in nonresidential construction activity weighed on industrials stocks, as did questions about the durability of spending on data centers. Advanced Drainage Systems Inc. was a notable detractor from relative results. The stock fell as the company lowered its revenue outlook but maintained earnings expectations.
Los Angeles Capital Management LLC (Los Angeles Capital)
The Los Angeles Capital portion of the Fund outperformed the Russell 1000 Growth Index, the narrowly based securities market index (benchmark), during the reporting period (on a gross of fees basis).
Top contributors to performance:
A consistent preference for quality stocks with strong management teams that demonstrated solid operating skills contributed to the Los Angeles Capital portion of the Fund.
A tilt toward stocks with upwards analyst revisions and strong sales growth helped performance during the reporting period.
The technology and communication services sectors contributed to performance, driven by Los Angeles Capital’s exposure to NVIDIA Corp. and Netflix Inc., which performed strongly over the reporting period and exhibited the fundamental characteristics investors rewarded.
Top detractors from performance:
Modest exposure to companies with heightened business risk detracted from performance in the Los Angeles Capital portion of the Fund as market participants embraced lower volatility stocks amid economic concerns.
Reduced exposure to stocks exhibiting speculative behavior with price activity that were not justified by their fundamentals held performance back during the reporting period.
The consumer cyclicals sector detracted from performance, driven by Los Angeles Capital's modest exposure to Lululemon Athletica Inc. and its average underweight to Tesla Inc., which Los Angeles Capital showed caution towards given its rich forward valuation.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Optimum Large Cap Growth Fund (Class A) – including sales charge	-1.06%	13.51%	10.90%
Optimum Large Cap Growth Fund (Class A) – excluding sales charge	4.97%	14.87%	11.56%
Russell 1000 Index	7.82%	18.47%	12.18%
Russell 1000 Growth Index	7.76%	20.09%	15.12%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit optimummutualfunds.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 1000 Index. Although the Russell 1000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 1000 Growth Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of March 31, 2025)
Fund net assets	$1,859,889,074
Total number of portfolio holdings	128
Total advisory fees paid	$13,776,111
Portfolio turnover rate	54%
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	42.63%
Communication Services	14.41%
Consumer Discretionary	14.15%
Financials	10.73%
Healthcare	9.01%
Industrials	3.29%
Consumer Staples	2.42%
Energy	1.09%
Materials	0.64%
Real Estate	0.59%
Utilities	0.08%

Top 10 equity holdings
Apple	11.41%
NVIDIA	10.18%
Microsoft	8.28%
Amazon.com	6.68%
Meta Platforms Class A	4.31%
Netflix	3.39%
Mastercard Class A	3.36%
Alphabet Class A	3.27%
Alphabet Class C	3.09%
Tesla	2.57%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Material Fund changes
Effective July 31, 2024, the Fund introduced a revised fee waiver for Class A shares of 0.95% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at optimummutualfunds.com/literature or upon request at 800 914‑0278, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 914-0278 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at optimummutualfunds.com/literature.
(4447791)

Optimum Large Cap Growth Fund
Class C : OCLGX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Optimum Large Cap Growth Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$200	1.96%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.95% if non-recurring expenses were not included.
Management's discussion of Fund performance
Performance highlights
Optimum Large Cap Growth Fund (Class C) returned 4.20% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 1000® Index, the Fund's broad-based securities market index, returned 7.82%, while the Russell 1000® Growth Index, the Fund's narrowly based securities market index, returned 7.76%.
American Century Investment Management Inc. (American Century)
The American Century portion of the Fund underperformed the Russell 1000 Growth Index, the narrowly based securities market index (benchmark), during the reporting period (on a gross of fees basis).
Top contributors to performance:
Positioning in the consumer staples sector (consumer staples distribution and retail) contributed to performance in the American Century portion of the Fund. Its portion of the Fund benefited from an underweight to low-cost retailers, which faced challenges from uncertainty around inflation, growth and consumer spending.
Stock selection in materials was also a contributor relative to the benchmark. Uncertainty about the economy, interest rates and trade weighed on many of these stocks, so stock choices among them helped performance. A notable contributor in the sector was an overweight to Ecolab Inc., a hygiene and infection-prevention company for food service, healthcare, and other end markets.
Top detractors from performance:
Stock selection in the consumer discretionary sector (hotels, restaurants and leisure) detracted from performance in the American Century portion of the Fund. Concerns about the economy and consumer spending led to profit-taking in a number of formerly strong-performing restaurants and textile apparel companies, including Lululemon Athletica Inc., Wingstop Inc., and Chipotle Mexican Grill Inc.
Stock choices in the industrials sector (building products) were a detractor during the reporting period. A slowdown in nonresidential construction activity weighed on industrials stocks, as did questions about the durability of spending on data centers. Advanced Drainage Systems Inc. was a notable detractor from relative results. The stock fell as the company lowered its revenue outlook but maintained earnings expectations.
Los Angeles Capital Management LLC (Los Angeles Capital)
The Los Angeles Capital portion of the Fund outperformed the Russell 1000 Growth Index, the narrowly based securities market index (benchmark), during the reporting period (on a gross of fees basis).
Top contributors to performance:
A consistent preference for quality stocks with strong management teams that demonstrated solid operating skills contributed to the Los Angeles Capital portion of the Fund.
A tilt toward stocks with upwards analyst revisions and strong sales growth helped performance during the reporting period.
The technology and communication services sectors contributed to performance, driven by Los Angeles Capital’s exposure to NVIDIA Corp. and Netflix Inc., which performed strongly over the reporting period and exhibited the fundamental characteristics investors rewarded.
Top detractors from performance:
Modest exposure to companies with heightened business risk detracted from performance in the Los Angeles Capital portion of the Fund as market participants embraced lower volatility stocks amid economic concerns.
Reduced exposure to stocks exhibiting speculative behavior with price activity that were not justified by their fundamentals held performance back during the reporting period.
The consumer cyclicals sector detracted from performance, driven by Los Angeles Capital's modest exposure to Lululemon Athletica Inc. and its average underweight to Tesla Inc., which Los Angeles Capital showed caution towards given its rich forward valuation.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Optimum Large Cap Growth Fund (Class C) – including sales charge	3.30%	14.00%	10.73%
Optimum Large Cap Growth Fund (Class C) – excluding sales charge	4.20%	14.00%	10.73%
Russell 1000 Index	7.82%	18.47%	12.18%
Russell 1000 Growth Index	7.76%	20.09%	15.12%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit optimummutualfunds.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 1000 Index. Although the Russell 1000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 1000 Growth Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of March 31, 2025)
Fund net assets	$1,859,889,074
Total number of portfolio holdings	128
Total advisory fees paid	$13,776,111
Portfolio turnover rate	54%
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	42.63%
Communication Services	14.41%
Consumer Discretionary	14.15%
Financials	10.73%
Healthcare	9.01%
Industrials	3.29%
Consumer Staples	2.42%
Energy	1.09%
Materials	0.64%
Real Estate	0.59%
Utilities	0.08%

Top 10 equity holdings
Apple	11.41%
NVIDIA	10.18%
Microsoft	8.28%
Amazon.com	6.68%
Meta Platforms Class A	4.31%
Netflix	3.39%
Mastercard Class A	3.36%
Alphabet Class A	3.27%
Alphabet Class C	3.09%
Tesla	2.57%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Material Fund changes
Effective July 31, 2024, the Fund introduced a revised fee waiver for Class C shares of 0.95% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at optimummutualfunds.com/literature or upon request at 800 914‑0278, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 914-0278 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at optimummutualfunds.com/literature.
(4447791)

Optimum Large Cap Growth Fund
Institutional Class : OILGX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Optimum Large Cap Growth Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Institutional Class	$99	0.96%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.95% if non-recurring expenses were not included.
Management's discussion of Fund performance
Performance highlights
Optimum Large Cap Growth Fund (Institutional Class) returned 5.21% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 1000® Index, the Fund's broad-based securities market index, returned 7.82%, while the Russell 1000® Growth Index, the Fund's narrowly based securities market index, returned 7.76%.
American Century Investment Management Inc. (American Century)
The American Century portion of the Fund underperformed the Russell 1000 Growth Index, the narrowly based securities market index (benchmark), during the reporting period (on a gross of fees basis).
Top contributors to performance:
Positioning in the consumer staples sector (consumer staples distribution and retail) contributed to performance in the American Century portion of the Fund. Its portion of the Fund benefited from an underweight to low-cost retailers, which faced challenges from uncertainty around inflation, growth and consumer spending.
Stock selection in materials was also a contributor relative to the benchmark. Uncertainty about the economy, interest rates and trade weighed on many of these stocks, so stock choices among them helped performance. A notable contributor in the sector was an overweight to Ecolab Inc., a hygiene and infection-prevention company for food service, healthcare, and other end markets.
Top detractors from performance:
Stock selection in the consumer discretionary sector (hotels, restaurants and leisure) detracted from performance in the American Century portion of the Fund. Concerns about the economy and consumer spending led to profit-taking in a number of formerly strong-performing restaurants and textile apparel companies, including Lululemon Athletica Inc., Wingstop Inc., and Chipotle Mexican Grill Inc.
Stock choices in the industrials sector (building products) were a detractor during the reporting period. A slowdown in nonresidential construction activity weighed on industrials stocks, as did questions about the durability of spending on data centers. Advanced Drainage Systems Inc. was a notable detractor from relative results. The stock fell as the company lowered its revenue outlook but maintained earnings expectations.
Los Angeles Capital Management LLC (Los Angeles Capital)
The Los Angeles Capital portion of the Fund outperformed the Russell 1000 Growth Index, the narrowly based securities market index (benchmark), during the reporting period (on a gross of fees basis).
Top contributors to performance:
A consistent preference for quality stocks with strong management teams that demonstrated solid operating skills contributed to the Los Angeles Capital portion of the Fund.
A tilt toward stocks with upwards analyst revisions and strong sales growth helped performance during the reporting period.
The technology and communication services sectors contributed to performance, driven by Los Angeles Capital’s exposure to NVIDIA Corp. and Netflix Inc., which performed strongly over the reporting period and exhibited the fundamental characteristics investors rewarded.
Top detractors from performance:
Modest exposure to companies with heightened business risk detracted from performance in the Los Angeles Capital portion of the Fund as market participants embraced lower volatility stocks amid economic concerns.
Reduced exposure to stocks exhibiting speculative behavior with price activity that were not justified by their fundamentals held performance back during the reporting period.
The consumer cyclicals sector detracted from performance, driven by Los Angeles Capital's modest exposure to Lululemon Athletica Inc. and its average underweight to Tesla Inc., which Los Angeles Capital showed caution towards given its rich forward valuation.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Optimum Large Cap Growth Fund (Institutional Class) – including sales charge	5.21%	15.15%	11.85%
Optimum Large Cap Growth Fund (Institutional Class) – excluding sales charge	5.21%	15.15%	11.85%
Russell 1000 Index	7.82%	18.47%	12.18%
Russell 1000 Growth Index	7.76%	20.09%	15.12%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit optimummutualfunds.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 1000 Index. Although the Russell 1000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 1000 Growth Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of March 31, 2025)
Fund net assets	$1,859,889,074
Total number of portfolio holdings	128
Total advisory fees paid	$13,776,111
Portfolio turnover rate	54%
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	42.63%
Communication Services	14.41%
Consumer Discretionary	14.15%
Financials	10.73%
Healthcare	9.01%
Industrials	3.29%
Consumer Staples	2.42%
Energy	1.09%
Materials	0.64%
Real Estate	0.59%
Utilities	0.08%

Top 10 equity holdings
Apple	11.41%
NVIDIA	10.18%
Microsoft	8.28%
Amazon.com	6.68%
Meta Platforms Class A	4.31%
Netflix	3.39%
Mastercard Class A	3.36%
Alphabet Class A	3.27%
Alphabet Class C	3.09%
Tesla	2.57%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Material Fund changes
Effective July 31, 2024, the Fund introduced a revised fee waiver for Institutional Class shares of 0.95% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at optimummutualfunds.com/literature or upon request at 800 914‑0278, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 914-0278 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at optimummutualfunds.com/literature.
(4447791)

Optimum Large Cap Value Fund
Class A : OALVX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Optimum Large Cap Value Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$120	1.17%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.16% if non-recurring expenses were not included.
Management's discussion of Fund performance
Performance highlights
Optimum Large Cap Value Fund (Class A) returned 5.53% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 1000® Index, the Fund's broad-based securities market index, returned 7.82%, while the Russell 1000® Value Index, the Fund's narrowly based securities market index, returned 7.18%.
Massachusetts Financial Services Company (MFS)
The MFS portion of the Fund underperformed the Russell 1000 Value Index, the narrowly based securities market index (benchmark), during the reporting period (on a gross of fees basis).
Top contributors to performance:
On aggregate, sector allocation relative to the benchmark contributed to relative performance in the MFS portion of the Fund.
A combination of an overweight allocation and security selection within the financials sector further helped relative performance versus the benchmark.
Stock selection within the healthcare sector contributed to relative results.
An overweight allocation to the utilities sector was a contributor to relative performance in the MFS portion of the Fund.
Overweight holdings of The Progressive Corp., McKesson Corp., JPMorgan Chase & Co., and RTX Corp. contributed to performance. Not owning shares of Intel Corp. was also a contributor.
Top detractors from performance:
Position weightings (for example, security selection) detracted from relative results in the MFS portion of the Fund.
Stock selection within the consumer staples sector hurt performance relative to the benchmark.
Not owning shares of Berkshire Hathaway Inc. and Walmart Inc. detracted from performance in MFS’s portion of the Fund. Additionally, MFS’s timing of ownership in shares of Target Corp. and Merck & Co. Inc. hindered relative returns.
An overweight position in ConocoPhillips hindered performance versus the benchmark.
Great Lakes Advisors, LLC (Great Lakes)
The Great Lakes portion of the Fund underperformed the Russell 1000 Value Index, the narrowly based securities market index (benchmark), during the reporting period (on a gross of fees basis).
Top contributors to performance:
Against a volatile market backdrop, stock selection was strong in the technology, healthcare, and consumer services sectors relative to the benchmark.
The strongest-performing stocks over the reporting period were a diverse group and reflects Great Lakes’s philosophy on maintaining a balanced portfolio with representation to virtually every major economic sector.
Notable contributors to performance in the Great Lakes portion of the Fund included Boston Scientific Corp., a producer of minimally invasive medical devices; Fox Corp., a media provider; Broadcom Inc., a semiconductor manufacturer with exposure to artificial intelligence (AI); RTX Corp., a diversified aerospace/defense contractor; and Duke Energy Corp., a regulated utility with operations primarily in the southeast of the US.
Top detractors from performance:
Sector allocation detracted from performance, as evidenced by Great Lakes’s underweight positions in utilities and telecommunications. The reporting period was marked by extreme volatility that ultimately concluded in a broad rotation to defensive-oriented stocks, regardless of underlying operating fundamentals or relative valuation. An overweight position to healthcare stocks relative to the benchmark also proved to be a headwind to relative performance in the Great Lakes portion of the Fund.
Stock selection in the energy, manufacturing, and consumer discretionary sectors detracted from performance in the Great Lakes portion of the Fund, reflecting both stock-specific and macroeconomic issues.
Notable underperformers relative to the benchmark included Merck & Co. Inc., a global pharmaceutical company that was hurt by product issues in China, and Target Corp., a general merchandise company operating within a competitive retail space.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Optimum Large Cap Value Fund (Class A) – including sales charge	-0.53%	14.14%	7.46%
Optimum Large Cap Value Fund (Class A) – excluding sales charge	5.53%	15.50%	8.10%
Russell 1000 Index	7.82%	18.47%	12.18%
Russell 1000 Value Index	7.18%	16.15%	8.79%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit optimummutualfunds.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 1000 Index. Although the Russell 1000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 1000 Value Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of March 31, 2025)
Fund net assets	$1,840,888,315
Total number of portfolio holdings	124
Total advisory fees paid	$11,606,072
Portfolio turnover rate	11%
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financials	26.39%
Healthcare	16.70%
Industrials	15.35%
Information Technology	7.29%
Energy	7.15%
Consumer Staples	6.27%
Utilities	6.02%
Consumer Discretionary	3.96%
Communication Services	3.64%
Materials	3.16%
Real Estate	2.94%

Top 10 equity holdings
JPMorgan Chase & Co.	4.12%
Progressive	2.27%
Exxon Mobil	2.25%
RTX	2.12%
Abbott Laboratories	1.89%
ConocoPhillips	1.81%
Duke Energy	1.80%
AbbVie	1.75%
Lowe's	1.74%
Johnson & Johnson	1.70%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Material Fund changes
Effective July 31, 2024, the Fund introduced a revised fee waiver for Class A shares of 0.91% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at optimummutualfunds.com/literature or upon request at 800 914‑0278, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 914-0278 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at optimummutualfunds.com/literature.
(4447791)

Optimum Large Cap Value Fund
Class C : OCLVX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Optimum Large Cap Value Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$197	1.92%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.91% if non-recurring expenses were not included.
Management's discussion of Fund performance
Performance highlights
Optimum Large Cap Value Fund (Class C) returned 4.81% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 1000® Index, the Fund's broad-based securities market index, returned 7.82%, while the Russell 1000® Value Index, the Fund's narrowly based securities market index, returned 7.18%.
Massachusetts Financial Services Company (MFS)
The MFS portion of the Fund underperformed the Russell 1000 Value Index, the narrowly based securities market index (benchmark), during the reporting period (on a gross of fees basis).
Top contributors to performance:
On aggregate, sector allocation relative to the benchmark contributed to relative performance in the MFS portion of the Fund.
A combination of an overweight allocation and security selection within the financials sector further helped relative performance versus the benchmark.
Stock selection within the healthcare sector contributed to relative results.
An overweight allocation to the utilities sector was a contributor to relative performance in the MFS portion of the Fund.
Overweight holdings of The Progressive Corp., McKesson Corp., JPMorgan Chase & Co., and RTX Corp. contributed to performance. Not owning shares of Intel Corp. was also a contributor.
Top detractors from performance:
Position weightings (for example, security selection) detracted from relative results in the MFS portion of the Fund.
Stock selection within the consumer staples sector hurt performance relative to the benchmark.
Not owning shares of Berkshire Hathaway Inc. and Walmart Inc. detracted from performance in MFS’s portion of the Fund. Additionally, MFS’s timing of ownership in shares of Target Corp. and Merck & Co. Inc. hindered relative returns.
An overweight position in ConocoPhillips hindered performance versus the benchmark.
Great Lakes Advisors, LLC (Great Lakes)
The Great Lakes portion of the Fund underperformed the Russell 1000 Value Index, the narrowly based securities market index (benchmark), during the reporting period (on a gross of fees basis).
Top contributors to performance:
Against a volatile market backdrop, stock selection was strong in the technology, healthcare, and consumer services sectors relative to the benchmark.
The strongest-performing stocks over the reporting period were a diverse group and reflects Great Lakes’s philosophy on maintaining a balanced portfolio with representation to virtually every major economic sector.
Notable contributors to performance in the Great Lakes portion of the Fund included Boston Scientific Corp., a producer of minimally invasive medical devices; Fox Corp., a media provider; Broadcom Inc., a semiconductor manufacturer with exposure to artificial intelligence (AI); RTX Corp., a diversified aerospace/defense contractor; and Duke Energy Corp., a regulated utility with operations primarily in the southeast of the US.
Top detractors from performance:
Sector allocation detracted from performance, as evidenced by Great Lakes’s underweight positions in utilities and telecommunications. The reporting period was marked by extreme volatility that ultimately concluded in a broad rotation to defensive-oriented stocks, regardless of underlying operating fundamentals or relative valuation. An overweight position to healthcare stocks relative to the benchmark also proved to be a headwind to relative performance in the Great Lakes portion of the Fund.
Stock selection in the energy, manufacturing, and consumer discretionary sectors detracted from performance in the Great Lakes portion of the Fund, reflecting both stock-specific and macroeconomic issues.
Notable underperformers relative to the benchmark included Merck & Co. Inc., a global pharmaceutical company that was hurt by product issues in China, and Target Corp., a general merchandise company operating within a competitive retail space.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Optimum Large Cap Value Fund (Class C) – including sales charge	3.82%	14.64%	7.30%
Optimum Large Cap Value Fund (Class C) – excluding sales charge	4.81%	14.64%	7.30%
Russell 1000 Index	7.82%	18.47%	12.18%
Russell 1000 Value Index	7.18%	16.15%	8.79%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit optimummutualfunds.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 1000 Index. Although the Russell 1000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 1000 Value Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of March 31, 2025)
Fund net assets	$1,840,888,315
Total number of portfolio holdings	124
Total advisory fees paid	$11,606,072
Portfolio turnover rate	11%
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financials	26.39%
Healthcare	16.70%
Industrials	15.35%
Information Technology	7.29%
Energy	7.15%
Consumer Staples	6.27%
Utilities	6.02%
Consumer Discretionary	3.96%
Communication Services	3.64%
Materials	3.16%
Real Estate	2.94%

Top 10 equity holdings
JPMorgan Chase & Co.	4.12%
Progressive	2.27%
Exxon Mobil	2.25%
RTX	2.12%
Abbott Laboratories	1.89%
ConocoPhillips	1.81%
Duke Energy	1.80%
AbbVie	1.75%
Lowe's	1.74%
Johnson & Johnson	1.70%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Material Fund changes
Effective July 31, 2024, the Fund introduced a revised fee waiver for Class C shares of 0.91% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at optimummutualfunds.com/literature or upon request at 800 914‑0278, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 914-0278 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at optimummutualfunds.com/literature.
(4447791)

Optimum Large Cap Value Fund
Institutional Class : OILVX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Optimum Large Cap Value Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Institutional Class	$95	0.92%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.91% if non-recurring expenses were not included.
Management's discussion of Fund performance
Performance highlights
Optimum Large Cap Value Fund (Institutional Class) returned 5.86% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 1000® Index, the Fund's broad-based securities market index, returned 7.82%, while the Russell 1000® Value Index, the Fund's narrowly based securities market index, returned 7.18%.
Massachusetts Financial Services Company (MFS)
The MFS portion of the Fund underperformed the Russell 1000 Value Index, the narrowly based securities market index (benchmark), during the reporting period (on a gross of fees basis).
Top contributors to performance:
On aggregate, sector allocation relative to the benchmark contributed to relative performance in the MFS portion of the Fund.
A combination of an overweight allocation and security selection within the financials sector further helped relative performance versus the benchmark.
Stock selection within the healthcare sector contributed to relative results.
An overweight allocation to the utilities sector was a contributor to relative performance in the MFS portion of the Fund.
Overweight holdings of The Progressive Corp., McKesson Corp., JPMorgan Chase & Co., and RTX Corp. contributed to performance. Not owning shares of Intel Corp. was also a contributor.
Top detractors from performance:
Position weightings (for example, security selection) detracted from relative results in the MFS portion of the Fund.
Stock selection within the consumer staples sector hurt performance relative to the benchmark.
Not owning shares of Berkshire Hathaway Inc. and Walmart Inc. detracted from performance in MFS’s portion of the Fund. Additionally, MFS’s timing of ownership in shares of Target Corp. and Merck & Co. Inc. hindered relative returns.
An overweight position in ConocoPhillips hindered performance versus the benchmark.
Great Lakes Advisors, LLC (Great Lakes)
The Great Lakes portion of the Fund underperformed the Russell 1000 Value Index, the narrowly based securities market index (benchmark), during the reporting period (on a gross of fees basis).
Top contributors to performance:
Against a volatile market backdrop, stock selection was strong in the technology, healthcare, and consumer services sectors relative to the benchmark.
The strongest-performing stocks over the reporting period were a diverse group and reflects Great Lakes’s philosophy on maintaining a balanced portfolio with representation to virtually every major economic sector.
Notable contributors to performance in the Great Lakes portion of the Fund included Boston Scientific Corp., a producer of minimally invasive medical devices; Fox Corp., a media provider; Broadcom Inc., a semiconductor manufacturer with exposure to artificial intelligence (AI); RTX Corp., a diversified aerospace/defense contractor; and Duke Energy Corp., a regulated utility with operations primarily in the southeast of the US.
Top detractors from performance:
Sector allocation detracted from performance, as evidenced by Great Lakes’s underweight positions in utilities and telecommunications. The reporting period was marked by extreme volatility that ultimately concluded in a broad rotation to defensive-oriented stocks, regardless of underlying operating fundamentals or relative valuation. An overweight position to healthcare stocks relative to the benchmark also proved to be a headwind to relative performance in the Great Lakes portion of the Fund.
Stock selection in the energy, manufacturing, and consumer discretionary sectors detracted from performance in the Great Lakes portion of the Fund, reflecting both stock-specific and macroeconomic issues.
Notable underperformers relative to the benchmark included Merck & Co. Inc., a global pharmaceutical company that was hurt by product issues in China, and Target Corp., a general merchandise company operating within a competitive retail space.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Optimum Large Cap Value Fund (Institutional Class) – including sales charge	5.86%	15.80%	8.38%
Optimum Large Cap Value Fund (Institutional Class) – excluding sales charge	5.86%	15.80%	8.38%
Russell 1000 Index	7.82%	18.47%	12.18%
Russell 1000 Value Index	7.18%	16.15%	8.79%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit optimummutualfunds.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 1000 Index. Although the Russell 1000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 1000 Value Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of March 31, 2025)
Fund net assets	$1,840,888,315
Total number of portfolio holdings	124
Total advisory fees paid	$11,606,072
Portfolio turnover rate	11%
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financials	26.39%
Healthcare	16.70%
Industrials	15.35%
Information Technology	7.29%
Energy	7.15%
Consumer Staples	6.27%
Utilities	6.02%
Consumer Discretionary	3.96%
Communication Services	3.64%
Materials	3.16%
Real Estate	2.94%

Top 10 equity holdings
JPMorgan Chase & Co.	4.12%
Progressive	2.27%
Exxon Mobil	2.25%
RTX	2.12%
Abbott Laboratories	1.89%
ConocoPhillips	1.81%
Duke Energy	1.80%
AbbVie	1.75%
Lowe's	1.74%
Johnson & Johnson	1.70%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Material Fund changes
Effective July 31, 2024, the Fund introduced a revised fee waiver for Institutional Class shares of 0.91% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at optimummutualfunds.com/literature or upon request at 800 914‑0278, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 914-0278 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at optimummutualfunds.com/literature.
(4447791)

Optimum Small-Mid Cap Growth Fund
Class A : OASGX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Optimum Small-Mid Cap Growth Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$144	1.51%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.50% if non-recurring expenses were not included.
Management's discussion of Fund performance
Performance highlights
Optimum Small-Mid Cap Growth Fund (Class A) returned -9.44% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 7.22%, while the Russell 2500™ Growth Index, the Fund's narrowly based securities market index, returned -6.37%.
Principal Global Investors, LLC (Principal)
The Principal portion of the Fund slightly outperformed the Russell 2500 Growth Index, the narrowly based securities market index (benchmark), during the reporting period (on a gross of fees basis).
Top contributors to performance:
Holdings in the consumer staples, real estate, and communications services sectors delivered double-digit positive nominal returns in the Principal portion of the Fund. These sectors were more insulated from tariff and trade disruption fears than their more cyclical counterparts.
Stock selection within the information technology (IT) sector contributed the most to relative performance relative to the benchmark, with Principal avoiding some of the hardest hit companies in that sector.
Modest holdings of cash equivalents – which averaged approximately 2.4% of the Principal portion of the Fund – also helped performance relative to the benchmark, as did an overweight allocation to the financial services sector.
Top detractors from performance:
Small- and mid-capitalization stocks declined during the reporting period in the Principal portion of the Fund. This is in contrast to positive returns among their larger-cap counterparts.
High growth stocks materially lagged their value counterparts. Holdings in the IT, consumer discretionary, industrials, energy, and healthcare sectors all posted negative total returns in the Principal portion of the Fund, as these areas of the market were hardest hit by tariff and trade uncertainty in the final months of the reporting period.
Stock selection within the healthcare sector was especially challenging in the Principal portion of the Fund and therefore was the largest detractor from relative performance versus the benchmark.
Peregrine Capital Management, LLC (PCM)
The PCM portion of the Fund underperformed the Russell 2500 Growth Index, the narrowly based securities market index (benchmark), during the reporting period (on a gross of fees basis).
Top contributors to performance:
Stock selection in the financial sector contributed to performance in the PCM portion of the Fund, with notable strong performance in insurance driven by strength in insurance brokers The Baldwin Insurance Group Inc. and Ryan Specialty Holdings Inc., as well as underwriters such as Skyward Specialty Insurance Group Inc., Palomar Holdings Inc., and Bowhead Specialty Holdings Inc. Capital markets holdings also contributed to performance in the PCM portion of the Fund.
Stock selection in the technology sector contributed to performance, especially among communication equipment companies Ciena Corp. and Lumentum Holdings Inc. Electronic equipment holdings such as PAR Technology Corp. also helped performance relative to the benchmark.
Top detractors from performance:
Adverse stock selection in the industrials sector, particularly within distribution, professional services, and construction industry groups, detracted from performance in the PCM portion of the Fund. Notable detractors included specialty consultant firm ICF International Inc., building products distributor Boise Cascade Co., and electrical contractor MYR Group Inc.
Relative underperformance in the healthcare sector was largely due to an overweight position in life sciences and tools which underperformed during the reporting period.
Weak stock selection in the consumer staples sector, primarily driven by food product holdings Lamb Weston Holdings Inc. and SunOpta Inc. detracted from performance in the PCM portion of the Fund.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Optimum Small-Mid Cap Growth Fund (Class A) – including sales charge	-14.64%	11.39%	6.76%
Optimum Small-Mid Cap Growth Fund (Class A) – excluding sales charge	-9.44%	12.71%	7.39%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell 2500 Growth Index	-6.37%	11.37%	7.44%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit optimummutualfunds.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index. Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 2500 Growth Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of March 31, 2025)
Fund net assets	$648,871,450
Total number of portfolio holdings	189
Total advisory fees paid	$6,871,218
Portfolio turnover rate	131%
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	20.95%
Industrials	20.32%
Healthcare	18.57%
Financials	14.93%
Consumer Discretionary	10.26%
Consumer Staples	3.87%
Energy	3.63%
Communication Services	2.07%
Materials	1.69%
Real Estate	1.31%

Top 10 equity holdings
Gulfport Energy	1.63%
TKO Group Holdings	1.61%
BJ's Wholesale Club Holdings	1.59%
W R Berkley	1.44%
Insmed	1.36%
Knight-Swift Transportation Holdings	1.28%
Guardant Health	1.24%
Robinhood Markets Class A	1.22%
Trimble	1.22%
Twilio Class A	1.19%

Material Fund changes
Effective July 31, 2024, the Fund introduced a revised fee waiver for Class A shares of 1.24% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at optimummutualfunds.com/literature or upon request at 800 914‑0278, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 914-0278 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at optimummutualfunds.com/literature.
(4447791)

Optimum Small-Mid Cap Growth Fund
Class C : OCSGX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Optimum Small-Mid Cap Growth Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$215	2.26%
[1]	Costs paid as a percentage of a $10,000 investment would have been 2.25% if non-recurring expenses were not included.
Management's discussion of Fund performance
Performance highlights
Optimum Small-Mid Cap Growth Fund (Class C) returned -10.13% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 7.22%, while the Russell 2500™ Growth Index, the Fund's narrowly based securities market index, returned -6.37%.
Principal Global Investors, LLC (Principal)
The Principal portion of the Fund slightly outperformed the Russell 2500 Growth Index, the narrowly based securities market index (benchmark), during the reporting period (on a gross of fees basis).
Top contributors to performance:
Holdings in the consumer staples, real estate, and communications services sectors delivered double-digit positive nominal returns in the Principal portion of the Fund. These sectors were more insulated from tariff and trade disruption fears than their more cyclical counterparts.
Stock selection within the information technology (IT) sector contributed the most to relative performance relative to the benchmark, with Principal avoiding some of the hardest hit companies in that sector.
Modest holdings of cash equivalents – which averaged approximately 2.4% of the Principal portion of the Fund – also helped performance relative to the benchmark, as did an overweight allocation to the financial services sector.
Top detractors from performance:
Small- and mid-capitalization stocks declined during the reporting period in the Principal portion of the Fund. This is in contrast to positive returns among their larger-cap counterparts.
High growth stocks materially lagged their value counterparts. Holdings in the IT, consumer discretionary, industrials, energy, and healthcare sectors all posted negative total returns in the Principal portion of the Fund, as these areas of the market were hardest hit by tariff and trade uncertainty in the final months of the reporting period.
Stock selection within the healthcare sector was especially challenging in the Principal portion of the Fund and therefore was the largest detractor from relative performance versus the benchmark.
Peregrine Capital Management, LLC (PCM)
The PCM portion of the Fund underperformed the Russell 2500 Growth Index, the narrowly based securities market index (benchmark), during the reporting period (on a gross of fees basis).
Top contributors to performance:
Stock selection in the financial sector contributed to performance in the PCM portion of the Fund, with notable strong performance in insurance driven by strength in insurance brokers The Baldwin Insurance Group Inc. and Ryan Specialty Holdings Inc., as well as underwriters such as Skyward Specialty Insurance Group Inc., Palomar Holdings Inc., and Bowhead Specialty Holdings Inc. Capital markets holdings also contributed to performance in the PCM portion of the Fund.
Stock selection in the technology sector contributed to performance, especially among communication equipment companies Ciena Corp. and Lumentum Holdings Inc. Electronic equipment holdings such as PAR Technology Corp. also helped performance relative to the benchmark.
Top detractors from performance:
Adverse stock selection in the industrials sector, particularly within distribution, professional services, and construction industry groups, detracted from performance in the PCM portion of the Fund. Notable detractors included specialty consultant firm ICF International Inc., building products distributor Boise Cascade Co., and electrical contractor MYR Group Inc.
Relative underperformance in the healthcare sector was largely due to an overweight position in life sciences and tools which underperformed during the reporting period.
Weak stock selection in the consumer staples sector, primarily driven by food product holdings Lamb Weston Holdings Inc. and SunOpta Inc. detracted from performance in the PCM portion of the Fund.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Optimum Small-Mid Cap Growth Fund (Class C) – including sales charge	-11.03%	11.88%	6.59%
Optimum Small-Mid Cap Growth Fund (Class C) – excluding sales charge	-10.13%	11.88%	6.59%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell 2500 Growth Index	-6.37%	11.37%	7.44%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit optimummutualfunds.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index. Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 2500 Growth Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of March 31, 2025)
Fund net assets	$648,871,450
Total number of portfolio holdings	189
Total advisory fees paid	$6,871,218
Portfolio turnover rate	131%
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	20.95%
Industrials	20.32%
Healthcare	18.57%
Financials	14.93%
Consumer Discretionary	10.26%
Consumer Staples	3.87%
Energy	3.63%
Communication Services	2.07%
Materials	1.69%
Real Estate	1.31%

Top 10 equity holdings
Gulfport Energy	1.63%
TKO Group Holdings	1.61%
BJ's Wholesale Club Holdings	1.59%
W R Berkley	1.44%
Insmed	1.36%
Knight-Swift Transportation Holdings	1.28%
Guardant Health	1.24%
Robinhood Markets Class A	1.22%
Trimble	1.22%
Twilio Class A	1.19%

Material Fund changes
Effective July 31, 2024, the Fund introduced a revised fee waiver for Class C shares of 1.24% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at optimummutualfunds.com/literature or upon request at 800 914‑0278, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 914-0278 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at optimummutualfunds.com/literature.
(4447791)

Optimum Small-Mid Cap Growth Fund
Institutional Class : OISGX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Optimum Small-Mid Cap Growth Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Institutional Class	$120	1.26%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.25% if non-recurring expenses were not included.
Management's discussion of Fund performance
Performance highlights
Optimum Small-Mid Cap Growth Fund (Institutional Class) returned -9.28% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 7.22%, while the Russell 2500™ Growth Index, the Fund's narrowly based securities market index, returned -6.37%.
Principal Global Investors, LLC (Principal)
The Principal portion of the Fund slightly outperformed the Russell 2500 Growth Index, the narrowly based securities market index (benchmark), during the reporting period (on a gross of fees basis).
Top contributors to performance:
Holdings in the consumer staples, real estate, and communications services sectors delivered double-digit positive nominal returns in the Principal portion of the Fund. These sectors were more insulated from tariff and trade disruption fears than their more cyclical counterparts.
Stock selection within the information technology (IT) sector contributed the most to relative performance relative to the benchmark, with Principal avoiding some of the hardest hit companies in that sector.
Modest holdings of cash equivalents – which averaged approximately 2.4% of the Principal portion of the Fund – also helped performance relative to the benchmark, as did an overweight allocation to the financial services sector.
Top detractors from performance:
Small- and mid-capitalization stocks declined during the reporting period in the Principal portion of the Fund. This is in contrast to positive returns among their larger-cap counterparts.
High growth stocks materially lagged their value counterparts. Holdings in the IT, consumer discretionary, industrials, energy, and healthcare sectors all posted negative total returns in the Principal portion of the Fund, as these areas of the market were hardest hit by tariff and trade uncertainty in the final months of the reporting period.
Stock selection within the healthcare sector was especially challenging in the Principal portion of the Fund and therefore was the largest detractor from relative performance versus the benchmark.
Peregrine Capital Management, LLC (PCM)
The PCM portion of the Fund underperformed the Russell 2500 Growth Index, the narrowly based securities market index (benchmark), during the reporting period (on a gross of fees basis).
Top contributors to performance:
Stock selection in the financial sector contributed to performance in the PCM portion of the Fund, with notable strong performance in insurance driven by strength in insurance brokers The Baldwin Insurance Group Inc. and Ryan Specialty Holdings Inc., as well as underwriters such as Skyward Specialty Insurance Group Inc., Palomar Holdings Inc., and Bowhead Specialty Holdings Inc. Capital markets holdings also contributed to performance in the PCM portion of the Fund.
Stock selection in the technology sector contributed to performance, especially among communication equipment companies Ciena Corp. and Lumentum Holdings Inc. Electronic equipment holdings such as PAR Technology Corp. also helped performance relative to the benchmark.
Top detractors from performance:
Adverse stock selection in the industrials sector, particularly within distribution, professional services, and construction industry groups, detracted from performance in the PCM portion of the Fund. Notable detractors included specialty consultant firm ICF International Inc., building products distributor Boise Cascade Co., and electrical contractor MYR Group Inc.
Relative underperformance in the healthcare sector was largely due to an overweight position in life sciences and tools which underperformed during the reporting period.
Weak stock selection in the consumer staples sector, primarily driven by food product holdings Lamb Weston Holdings Inc. and SunOpta Inc. detracted from performance in the PCM portion of the Fund.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Optimum Small-Mid Cap Growth Fund (Institutional Class) – including sales charge	-9.28%	12.99%	7.66%
Optimum Small-Mid Cap Growth Fund (Institutional Class) – excluding sales charge	-9.28%	12.99%	7.66%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell 2500 Growth Index	-6.37%	11.37%	7.44%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit optimummutualfunds.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index. Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 2500 Growth Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of March 31, 2025)
Fund net assets	$648,871,450
Total number of portfolio holdings	189
Total advisory fees paid	$6,871,218
Portfolio turnover rate	131%
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	20.95%
Industrials	20.32%
Healthcare	18.57%
Financials	14.93%
Consumer Discretionary	10.26%
Consumer Staples	3.87%
Energy	3.63%
Communication Services	2.07%
Materials	1.69%
Real Estate	1.31%

Top 10 equity holdings
Gulfport Energy	1.63%
TKO Group Holdings	1.61%
BJ's Wholesale Club Holdings	1.59%
W R Berkley	1.44%
Insmed	1.36%
Knight-Swift Transportation Holdings	1.28%
Guardant Health	1.24%
Robinhood Markets Class A	1.22%
Trimble	1.22%
Twilio Class A	1.19%

Material Fund changes
Effective July 31, 2024, the Fund introduced a revised fee waiver for Institutional Class shares of 1.24% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at optimummutualfunds.com/literature or upon request at 800 914‑0278, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 914-0278 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at optimummutualfunds.com/literature.
(4447791)

Optimum Small-Mid Cap Value Fund
Class A : OASVX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Optimum Small-Mid Cap Value Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$138	1.41%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.40% if non-recurring expenses were not included.
Management's discussion of Fund performance
Performance highlights
Optimum Small-Mid Cap Value Fund (Class A) returned -3.89% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 7.22%, while the Russell 2500™ Value Index, the Fund's narrowly based securities market index, returned -1.47%.
Significant Fund event
Effective June 12, 2024, Wellington Management Company LLP (Wellington) replaced Cardinal Capital Management LLC (Cardinal) as one of the Fund’s sub-advisors. Wellington will manage the Fund along with LSV Asset Management (LSV), the Fund’s other sub-advisor.
LSV Asset Management (LSV)
The LSV portion of the Fund underperformed the Russell 2500 Value Index, the Fund’s narrowly based securities market index (benchmark) during the reporting period (on a gross of fees basis).
Top contributors to performance:
The deeper value positioning of the LSV portion of the Fund relative to the benchmark contributed to performance as value stocks outperformed growth stocks over the reporting period.
Stock selection was strong within the healthcare sector relative to the benchmark and contributed to performance.
The top two contributors to performance were Vistra Corp., a utility company that benefited from the rising demand for artificial intelligence (AI) data centers, and CNO Financial Group Inc., which had strong financial results over the reporting period.
Sector allocations, which are controlled at +/- 5% relative to the benchmark for the LSV portion of the Fund, had a neutral impact overall; however, an overweight to the financials sector contributed to performance.
Top detractors from performance:
Sector allocations, which are controlled at +/- 5% relative to the benchmark for the LSV portion of the Fund, had a neutral impact overall; however, an overweight to the consumer discretionary sector detracted from performance.
Stock selection was particularly weak in the consumer discretionary sector. Stocks in this sector underperformed the overall market despite the attractive valuations of the companies owned in the LSV portion of the Fund. Two of the largest detractors in the sector were Bloomin’ Brands Inc., a restaurant holding company, and PVH Corp., which markets a wide range of apparel including Calvin Klein and Tommy Hilfiger.
Stock selection was also weak in the industrials sector as many of the stocks owned in the LSV portion of the Fund declined more than the overall market during the first quarter of 2025, following the announcement about tariffs. Atkore Inc. – an electrical products and industrial materials company that can be sensitive to economic cycles – was the largest detractor in the LSV portion of the Fund. ArcBest Corp., which provides a suite of transportation and logistics services across North America, also detracted from performance.
Wellington Management Company LLP (Wellington)
The Wellington portion of the Fund outperformed the Russell 2500 Value Index, the Fund’s narrowly based securities market index (benchmark), during the period it managed the Fund (June 12, 2024, to March 31, 2025; on a gross of fees basis).
Top contributors to performance:
Positions in NiSource Inc. and TPG Inc. contributed the most to relative performance in the Wellington portion of the Fund.
An overweight allocation to the financials sector was a top contributor to performance relative to the benchmark.
Security selection within energy and real estate also contributed to relative performance for the period that Wellington managed its portion of the Fund.
Top detractors from performance:
Positions in FMC Corp. and Gentex Corp. were the primary detractors from relative performance for the Wellington portion of the Fund.
An overweight allocation to materials was a top detractor from performance relative to the benchmark.
Security selection within materials and healthcare also detracted from relative performance for the period that Wellington managed its portion of the Fund.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Optimum Small-Mid Cap Value Fund (Class A) – including sales charge	-9.42%	13.24%	3.43%
Optimum Small-Mid Cap Value Fund (Class A) – excluding sales charge	-3.89%	14.59%	4.04%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell 2500 Value Index	-1.47%	16.65%	6.84%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit optimummutualfunds.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index. Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 2500 Value Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of March 31, 2025)
Fund net assets	$635,309,082
Total number of portfolio holdings	241
Total advisory fees paid	$5,404,935
Portfolio turnover rate	117%
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financials	27.17%
Industrials	16.66%
Consumer Discretionary	11.13%
Healthcare	8.16%
Information Technology	7.93%
Real Estate	7.31%
Energy	5.10%
Materials	4.74%
Consumer Staples	4.05%
Utilities	3.06%

Top 10 equity holdings
Willis Towers Watson	1.71%
Brixmor Property Group	1.69%
Camden Property Trust	1.69%
NiSource	1.68%
Kemper	1.68%
Reliance	1.52%
Boise Cascade	1.46%
SouthState	1.41%
Dick's Sporting Goods	1.38%
EQT	1.37%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Material Fund changes
Effective July 31, 2024, the Fund introduced a revised fee waiver for Class A shares of 1.14% (excluding certain items, such as distribution and service (12b-1) fees).
As noted above, effective June 12, 2024, Wellington replaced Cardinal as one of the Fund’s sub-advisors. Wellington will manage the Fund along with LSV, the Fund’s other sub-advisor.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at optimummutualfunds.com/literature or upon request at 800 914‑0278, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 914-0278 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at optimummutualfunds.com/literature.
(4447791)

Optimum Small-Mid Cap Value Fund
Class C : OCSVX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Optimum Small-Mid Cap Value Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$211	2.16%
[1]	Costs paid as a percentage of a $10,000 investment would have been 2.15% if non-recurring expenses were not included.
Management's discussion of Fund performance
Performance highlights
Optimum Small-Mid Cap Value Fund (Class C) returned -4.57% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 7.22%, while the Russell 2500™ Value Index, the Fund's narrowly based securities market index, returned -1.47%.
Significant Fund event
Effective June 12, 2024, Wellington Management Company LLP (Wellington) replaced Cardinal Capital Management LLC (Cardinal) as one of the Fund’s sub-advisors. Wellington will manage the Fund along with LSV Asset Management (LSV), the Fund’s other sub-advisor.
LSV Asset Management (LSV)
The LSV portion of the Fund underperformed the Russell 2500 Value Index, the Fund’s narrowly based securities market index (benchmark) during the reporting period (on a gross of fees basis).
Top contributors to performance:
The deeper value positioning of the LSV portion of the Fund relative to the benchmark contributed to performance as value stocks outperformed growth stocks over the reporting period.
Stock selection was strong within the healthcare sector relative to the benchmark and contributed to performance.
The top two contributors to performance were Vistra Corp., a utility company that benefited from the rising demand for artificial intelligence (AI) data centers, and CNO Financial Group Inc., which had strong financial results over the reporting period.
Sector allocations, which are controlled at +/- 5% relative to the benchmark for the LSV portion of the Fund, had a neutral impact overall; however, an overweight to the financials sector contributed to performance.
Top detractors from performance:
Sector allocations, which are controlled at +/- 5% relative to the benchmark for the LSV portion of the Fund, had a neutral impact overall; however, an overweight to the consumer discretionary sector detracted from performance.
Stock selection was particularly weak in the consumer discretionary sector. Stocks in this sector underperformed the overall market despite the attractive valuations of the companies owned in the LSV portion of the Fund. Two of the largest detractors in the sector were Bloomin’ Brands Inc., a restaurant holding company, and PVH Corp., which markets a wide range of apparel including Calvin Klein and Tommy Hilfiger.
Stock selection was also weak in the industrials sector as many of the stocks owned in the LSV portion of the Fund declined more than the overall market during the first quarter of 2025, following the announcement about tariffs. Atkore Inc. – an electrical products and industrial materials company that can be sensitive to economic cycles – was the largest detractor in the LSV portion of the Fund. ArcBest Corp., which provides a suite of transportation and logistics services across North America, also detracted from performance.
Wellington Management Company LLP (Wellington)
The Wellington portion of the Fund outperformed the Russell 2500 Value Index, the Fund’s narrowly based securities market index (benchmark), during the period it managed the Fund (June 12, 2024, to March 31, 2025; on a gross of fees basis).
Top contributors to performance:
Positions in NiSource Inc. and TPG Inc. contributed the most to relative performance in the Wellington portion of the Fund.
An overweight allocation to the financials sector was a top contributor to performance relative to the benchmark.
Security selection within energy and real estate also contributed to relative performance for the period that Wellington managed its portion of the Fund.
Top detractors from performance:
Positions in FMC Corp. and Gentex Corp. were the primary detractors from relative performance for the Wellington portion of the Fund.
An overweight allocation to materials was a top detractor from performance relative to the benchmark.
Security selection within materials and healthcare also detracted from relative performance for the period that Wellington managed its portion of the Fund.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Optimum Small-Mid Cap Value Fund (Class C) – including sales charge	-5.43%	13.72%	3.26%
Optimum Small-Mid Cap Value Fund (Class C) – excluding sales charge	-4.57%	13.72%	3.26%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell 2500 Value Index	-1.47%	16.65%	6.84%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit optimummutualfunds.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index. Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 2500 Value Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of March 31, 2025)
Fund net assets	$635,309,082
Total number of portfolio holdings	241
Total advisory fees paid	$5,404,935
Portfolio turnover rate	117%
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financials	27.17%
Industrials	16.66%
Consumer Discretionary	11.13%
Healthcare	8.16%
Information Technology	7.93%
Real Estate	7.31%
Energy	5.10%
Materials	4.74%
Consumer Staples	4.05%
Utilities	3.06%

Top 10 equity holdings
Willis Towers Watson	1.71%
Brixmor Property Group	1.69%
Camden Property Trust	1.69%
NiSource	1.68%
Kemper	1.68%
Reliance	1.52%
Boise Cascade	1.46%
SouthState	1.41%
Dick's Sporting Goods	1.38%
EQT	1.37%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Material Fund changes
Effective July 31, 2024, the Fund introduced a revised fee waiver for Class C shares of 1.14% (excluding certain items, such as distribution and service (12b-1) fees).
As noted above, effective June 12, 2024, Wellington replaced Cardinal as one of the Fund’s sub-advisors. Wellington will manage the Fund along with LSV, the Fund’s other sub-advisor.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at optimummutualfunds.com/literature or upon request at 800 914‑0278, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 914-0278 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at optimummutualfunds.com/literature.
(4447791)

Optimum Small-Mid Cap Value Fund
Institutional Class : OISVX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Optimum Small-Mid Cap Value Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Institutional Class	$114	1.16%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.15% if non-recurring expenses were not included.
Management's discussion of Fund performance
Performance highlights
Optimum Small-Mid Cap Value Fund (Institutional Class) returned -3.62% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 7.22%, while the Russell 2500™ Value Index, the Fund's narrowly based securities market index, returned -1.47%.
Significant Fund event
Effective June 12, 2024, Wellington Management Company LLP (Wellington) replaced Cardinal Capital Management LLC (Cardinal) as one of the Fund’s sub-advisors. Wellington will manage the Fund along with LSV Asset Management (LSV), the Fund’s other sub-advisor.
LSV Asset Management (LSV)
The LSV portion of the Fund underperformed the Russell 2500 Value Index, the Fund’s narrowly based securities market index (benchmark) during the reporting period (on a gross of fees basis).
Top contributors to performance:
The deeper value positioning of the LSV portion of the Fund relative to the benchmark contributed to performance as value stocks outperformed growth stocks over the reporting period.
Stock selection was strong within the healthcare sector relative to the benchmark and contributed to performance.
The top two contributors to performance were Vistra Corp., a utility company that benefited from the rising demand for artificial intelligence (AI) data centers, and CNO Financial Group Inc., which had strong financial results over the reporting period.
Sector allocations, which are controlled at +/- 5% relative to the benchmark for the LSV portion of the Fund, had a neutral impact overall; however, an overweight to the financials sector contributed to performance.
Top detractors from performance:
Sector allocations, which are controlled at +/- 5% relative to the benchmark for the LSV portion of the Fund, had a neutral impact overall; however, an overweight to the consumer discretionary sector detracted from performance.
Stock selection was particularly weak in the consumer discretionary sector. Stocks in this sector underperformed the overall market despite the attractive valuations of the companies owned in the LSV portion of the Fund. Two of the largest detractors in the sector were Bloomin’ Brands Inc., a restaurant holding company, and PVH Corp., which markets a wide range of apparel including Calvin Klein and Tommy Hilfiger.
Stock selection was also weak in the industrials sector as many of the stocks owned in the LSV portion of the Fund declined more than the overall market during the first quarter of 2025, following the announcement about tariffs. Atkore Inc. – an electrical products and industrial materials company that can be sensitive to economic cycles – was the largest detractor in the LSV portion of the Fund. ArcBest Corp., which provides a suite of transportation and logistics services across North America, also detracted from performance.
Wellington Management Company LLP (Wellington)
The Wellington portion of the Fund outperformed the Russell 2500 Value Index, the Fund’s narrowly based securities market index (benchmark), during the period it managed the Fund (June 12, 2024, to March 31, 2025; on a gross of fees basis).
Top contributors to performance:
Positions in NiSource Inc. and TPG Inc. contributed the most to relative performance in the Wellington portion of the Fund.
An overweight allocation to the financials sector was a top contributor to performance relative to the benchmark.
Security selection within energy and real estate also contributed to relative performance for the period that Wellington managed its portion of the Fund.
Top detractors from performance:
Positions in FMC Corp. and Gentex Corp. were the primary detractors from relative performance for the Wellington portion of the Fund.
An overweight allocation to materials was a top detractor from performance relative to the benchmark.
Security selection within materials and healthcare also detracted from relative performance for the period that Wellington managed its portion of the Fund.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Optimum Small-Mid Cap Value Fund (Institutional Class) – including sales charge	-3.62%	14.88%	4.31%
Optimum Small-Mid Cap Value Fund (Institutional Class) – excluding sales charge	-3.62%	14.88%	4.31%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell 2500 Value Index	-1.47%	16.65%	6.84%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit optimummutualfunds.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index. Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 2500 Value Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of March 31, 2025)
Fund net assets	$635,309,082
Total number of portfolio holdings	241
Total advisory fees paid	$5,404,935
Portfolio turnover rate	117%
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financials	27.17%
Industrials	16.66%
Consumer Discretionary	11.13%
Healthcare	8.16%
Information Technology	7.93%
Real Estate	7.31%
Energy	5.10%
Materials	4.74%
Consumer Staples	4.05%
Utilities	3.06%

Top 10 equity holdings
Willis Towers Watson	1.71%
Brixmor Property Group	1.69%
Camden Property Trust	1.69%
NiSource	1.68%
Kemper	1.68%
Reliance	1.52%
Boise Cascade	1.46%
SouthState	1.41%
Dick's Sporting Goods	1.38%
EQT	1.37%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Material Fund changes
Effective July 31, 2024, the Fund introduced a revised fee waiver for Institutional Class shares of 1.14% (excluding certain items, such as distribution and service (12b-1) fees).
As noted above, effective June 12, 2024, Wellington replaced Cardinal as one of the Fund’s sub-advisors. Wellington will manage the Fund along with LSV, the Fund’s other sub-advisor.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at optimummutualfunds.com/literature or upon request at 800 914‑0278, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 914-0278 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at optimummutualfunds.com/literature.
(4447791)
TSAR-OAFIX-0525

(b) Not applicable

Item 2. Code of Ethics.

(a)

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Optimum Mutual Funds’ Internet Web site at www.optimummutualfunds.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

a. An understanding of generally accepted accounting principles and financial statements;

b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

d. An understanding of internal controls and procedures for financial reporting; and

e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

d. Other relevant experience.

The registrant’s Board of Trustees has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not, other than in his or her capacity as a member of the Board of Trustees or any committee thereof, (i) accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

Dianna Gonzales-Burdin

Susan M. Stalnecker, Chair

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $186,000 for 2025 and $179,007 for 2024.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $1,374,878 for 2025 and $1,362,878 for 2024. These audit-related services were as follows: year end audit procedures; group reporting and subsidiary statutory audits.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $31,853 for 2025 and $32,810 for 2024. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2025 and $0 for 2024.

(e)(1)

The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits.

Service	Range of Fees
Audit Services

Statutory audits or financial audits for new Funds	up to $50,000 per Fund

Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate

Audit-Related Services

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate

Tax Services

U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate

U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund

Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

Fs

Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services

Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) 0%

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $16,391,075 for 2025 and $24,428,000 for 2024.

(h)

The audit committee of the registrant’s board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The annual financial statements are attached herewith.

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

Optimum Fixed Income Fund

Optimum International Fund

Optimum Large Cap Growth Fund

Optimum Large Cap Value Fund

Optimum Small-Mid Cap Growth Fund

Optimum Small-Mid Cap Value Fund
Financial statements and other information
For the year ended March 31, 2025

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Form N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 914-0278; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Funds' most recent Form N-PORT are available without charge on the Funds’ website at optimummutualfunds.com/literature.
Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at optimummutualfunds.com/shareholder/proxy-voting-information; and (ii) on the SEC’s website at sec.gov.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if thisdocument relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Schedules of investments
Optimum Fixed Income Fund
March 31, 2025
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 1.04%
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39 •	2,161	$ 2,157
Series 2004-T1 1A2 6.50% 1/25/44	1,946	1,994
Fannie Mae REMIC Trust
Series 2004-W11 1A2 6.50% 5/25/44	16,534	16,908
Series 2004-W15 1A1 6.00% 8/25/44	10,356	10,620
Fannie Mae REMICs
Series 1999-19 PH 6.00% 5/25/29	10,603	10,732
Series 2001-14 Z 6.00% 5/25/31	732	750
Series 2007-30 OE 1.784% 4/25/37 Ω, ^	920,433	740,170
Series 2008-24 ZA 5.00% 4/25/38	2,878,564	2,926,050
Series 2009-2 AS 1.246% (5.59% minus SOFR, Cap 5.70%) 2/25/39 Σ, =, •	183,703	10,934
Series 2009-68 SA 2.296% (6.64% minus SOFR, Cap 6.75%) 9/25/39 Σ, =, •	69,339	5,933
Series 2017-40 GZ 3.50% 5/25/47	370,268	339,876
Series 2017-95 FA 4.793% (SOFR + 0.46%, Floor 0.35%) 11/25/47 •	142,863	140,789
Series 2024-38 FA 5.129% (SOFR + 0.80%, Floor 0.80%) 1/25/51 •	1,613,567	1,612,960
Freddie Mac REMICs
Series 2165 PE 6.00% 6/15/29	11,770	11,936
Series 3143 BC 5.50% 2/15/36	490,333	510,154
Series 3289 SA 2.287% (6.64% minus SOFR, Cap 6.75%) 3/15/37 Σ, =, •	124,855	9,161
Series 4676 KZ 2.50% 7/15/45	310,506	270,898
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2021-DNA5 M2 144A 5.99% (SOFR + 1.65%) 1/25/34 #, •	1,356,358	$ 1,358,908
Series 2021-HQA2 M2 144A 6.39% (SOFR + 2.05%) 12/25/33 #, •	4,269,332	4,343,756
Series 2022-DNA1 M2 144A 6.84% (SOFR + 2.50%) 1/25/42 #, •	3,000,000	3,031,704
Series 2022-DNA2 M2 144A 8.09% (SOFR + 3.75%) 2/25/42 #, •	1,000,000	1,033,464
Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43 ♦	8,405	8,497
Series T-58 2A 6.50% 9/25/43 ♦	2,590	2,627
GNMA
Series 2008-65 SB 1.566% (5.89% minus TSFR01M, Cap 6.00%) 8/20/38 Σ, =, •	179,971	1,819
Series 2009-2 SE 1.386% (5.71% minus TSFR01M, Cap 5.82%) 1/20/39 Σ, =, •	612,911	15,146
Series 2011-H21 FT 4.89% (H15T1Y + 0.70%, Cap 15.25%, Floor 0.70%) 10/20/61 •	493,261	491,599
Series 2011-H23 FA 5.123% (TSFR01M + 0.81%, Cap 11.00%, Floor 0.70%) 10/20/61 •	646,955	647,831
Series 2012-H08 FB 5.023% (TSFR01M + 0.71%, Cap 11.00%, Floor 0.60%) 3/20/62 •	69,494	69,509

Schedules of investments
Optimum Fixed Income Fund
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2012-H18 NA 4.943% (TSFR01M + 0.63%, Cap 10.50%, Floor 0.52%) 8/20/62 •	51,229	$ 51,168
Series 2012-H29 SA 4.938% (TSFR01M + 0.63%, Cap 12.00%, Floor 0.52%) 10/20/62 •	988,302	987,082
Series 2013-113 LY 3.00% 5/20/43	496,867	452,621
Series 2015-H10 FA 5.023% (TSFR01M + 0.71%, Cap 7.50%) 4/20/65 •	3,872,686	3,861,146
Series 2015-H11 FC 4.973% (TSFR01M + 0.66%, Cap 7.50%, Floor 0.55%) 5/20/65 •	478,761	477,411
Series 2015-H12 FB 5.023% (TSFR01M + 0.71%, Cap 7.50%, Floor 0.60%) 5/20/65 •	1,780,276	1,776,297
Series 2015-H20 FB 5.023% (TSFR01M + 0.71%, Cap 7.50%, Floor 0.60%) 8/20/65 •	475,501	474,259
Series 2015-H30 FD 5.023% (TSFR01M + 0.71%, Cap 11.00%, Floor 0.60%) 10/20/65 •	19,491	19,496
Series 2016-H06 FD 5.343% (TSFR01M + 1.03%, Cap 7.50%, Floor 0.92%) 7/20/65 •	409,915	410,471
Series 2017-163 ZK 3.50% 11/20/47	2,154,633	1,997,324
Total Agency Collateralized Mortgage Obligations (cost $28,334,957)		28,134,157

	Principal amount°	Value (US $)

Agency Commercial Mortgage-Backed Securities — 0.05%
Freddie Mac Multifamily Structured Pass Through Certificates Series X3FX A2FX 3.00% 6/25/27 ♦	941,391	$ 919,757
FREMF Mortgage Trust Series 2017-K71 B 144A 3.752% 11/25/50 #, •	470,000	458,932
Total Agency Commercial Mortgage-Backed Securities (cost $1,400,847)		1,378,689

Agency Mortgage-Backed Securities — 40.49%
Fannie Mae 5.50% 3/1/37	4,191	4,219
Fannie Mae S.F. 15 yr
2.50% 7/1/36	4,472,847	4,149,823
2.50% 8/1/36	664,532	616,147
4.50% 9/1/37	683,638	678,733
Fannie Mae S.F. 20 yr
2.00% 3/1/41	2,734,065	2,335,819
2.00% 5/1/41	2,241,122	1,914,450
3.00% 9/1/37	947,600	899,564
4.00% 8/1/42	519,501	496,260
5.50% 8/1/43	1,407,152	1,422,780
Fannie Mae S.F. 30 yr
2.00% 6/1/50	9,523,103	7,647,250
2.00% 12/1/50	4,926,428	3,960,530
2.00% 1/1/51	837,063	676,596
2.00% 2/1/51	3,117,288	2,507,470
2.00% 3/1/51	106,706	85,439
2.00% 8/1/51	1,177,288	947,446
2.00% 9/1/51	7,282,228	5,805,016
2.00% 1/1/52	3,215,306	2,597,127
2.50% 8/1/50	2,853,535	2,415,043
2.50% 1/1/51	2,323,232	1,953,880
2.50% 7/1/51	1,067,884	898,671
2.50% 8/1/51	5,926,823	4,990,683
2.50% 2/1/52	19,255,405	16,071,511
2.50% 4/1/52	56,425	47,216
3.00% 10/1/42	939,104	845,223
3.00% 4/1/43	346,932	312,030
3.00% 11/1/48	538,664	477,013
3.00% 12/1/49	2,932,662	2,579,810
3.00% 3/1/50	1,313,575	1,159,770
3.00% 7/1/51	3,416,010	2,992,287
3.00% 12/1/51	6,472,324	5,682,136
3.00% 6/1/52	2,358,467	2,063,084
3.50% 2/1/47	7,750,437	7,223,935
3.50% 7/1/47	2,006,275	1,871,354
3.50% 1/1/48	1,927,051	1,779,966

	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
3.50% 2/1/48	1,241,042	$ 1,133,715
3.50% 1/1/50	1,523,970	1,395,983
3.50% 3/1/50	488,663	446,451
3.50% 7/1/50	3,050,670	2,824,069
3.50% 8/1/50	4,071,482	3,725,034
3.50% 3/1/52	2,652,047	2,418,333
3.50% 5/1/52	2,851,251	2,599,567
3.50% 6/1/52	5,279,897	4,769,503
3.50% 9/1/52	5,994,266	5,474,375
4.00% 10/1/40	7,009	6,741
4.00% 11/1/40	27,813	26,769
4.00% 3/1/46	50,848	48,167
4.00% 3/1/47	2,516,839	2,381,617
4.00% 4/1/47	382,442	362,590
4.00% 6/1/48	1,813,403	1,711,310
4.00% 9/1/48	2,031,676	1,913,890
4.00% 10/1/48	1,890,044	1,794,626
4.00% 1/1/49	34,240	32,255
4.00% 3/1/49	94,730	89,238
4.00% 6/1/49	435,036	411,718
4.00% 8/1/51	2,459,774	2,358,652
4.00% 9/1/52	4,301,812	4,014,495
4.50% 5/1/35	18,861	18,469
4.50% 8/1/35	31,313	30,738
4.50% 9/1/35	35,745	35,089
4.50% 5/1/39	138,891	137,193
4.50% 7/1/40	123,280	121,540
4.50% 4/1/41	11,287	11,142
4.50% 5/1/46	86,741	85,618
4.50% 4/1/48	502,715	498,687
4.50% 9/1/48	159,327	154,604
4.50% 12/1/48	140,586	136,718
4.50% 1/1/49	3,949,116	3,845,497
4.50% 1/1/50	6,986,228	6,861,849
4.50% 4/1/50	548,066	533,529
4.50% 10/1/52	10,779,249	10,329,092
4.50% 2/1/53	6,305,290	6,042,640
5.00% 3/1/34	567	570
5.00% 4/1/34	3,474	3,497
5.00% 8/1/34	5,457	5,493
5.00% 4/1/35	1,445	1,456
5.00% 12/1/37	583	588
5.00% 3/1/38	36,178	36,494
5.00% 5/1/40	58,629	59,143
5.00% 7/1/47	240,721	242,825
5.00% 1/1/51	2,702,088	2,693,680
5.50% 12/1/33	6,313	6,335
5.50% 2/1/35	89,675	91,976
5.50% 5/1/44	3,172,159	3,244,303
5.50% 10/1/52	7,217,360	7,246,542
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
5.50% 11/1/52	3,946,475	$ 3,979,093
5.50% 7/1/53	475,920	475,909
6.00% 9/1/36	5,315	5,469
6.00% 8/1/38	11,505	11,796
6.00% 12/1/38	2,024	2,111
6.00% 1/1/42	2,689,892	2,804,564
6.00% 5/1/53	2,369,754	2,422,304
6.00% 9/1/53	6,283,643	6,383,302
6.50% 11/1/33	897	935
6.50% 2/1/36	15,622	16,412
6.50% 3/1/36	30,127	31,418
6.50% 6/1/36	19,823	20,744
6.50% 2/1/38	3,749	3,904
6.50% 11/1/38	1,474	1,552
Fannie Mae S.F. 30 yr TBA
2.00% 5/1/55	50,200,000	39,889,760
2.50% 4/1/55	49,200,000	40,906,641
3.50% 5/1/55	72,100,000	64,977,652
4.00% 5/1/55	70,500,000	65,583,823
4.50% 5/1/55	184,000,000	175,910,937
5.00% 4/1/55	11,400,000	11,172,576
5.00% 5/1/55	99,000,000	96,943,790
5.50% 4/1/55	15,103,000	15,082,924
5.50% 5/1/55	142,100,000	141,788,986
6.00% 4/1/55	32,151,000	32,653,906
6.00% 5/1/55	5,300,000	5,377,313
6.00% 6/1/55	27,000,000	27,365,380
6.50% 4/1/55	28,600,000	29,490,018
Freddie Mac ARM
6.625% (RFUCCT1Y + 1.625%, Cap 10.50%, Floor 1.625%) 2/1/38 •	10,783	10,969
7.555% (RFUCCT1Y + 2.18%, Cap 10.462%, Floor 2.18%) 5/1/37 •	26,306	27,092
Freddie Mac S.F. 15 yr
2.00% 1/1/37	4,956,933	4,513,283
3.00% 3/1/35	4,982,610	4,769,617
Freddie Mac S.F. 20 yr
2.00% 3/1/41	2,783,042	2,377,949
2.00% 5/1/42	900,821	767,332
2.00% 8/1/42	3,232,341	2,756,394
2.50% 6/1/41	4,928,557	4,350,707
2.50% 3/1/42	3,351,169	2,950,410
3.00% 4/1/42	1,433,471	1,292,702
3.00% 6/1/42	1,834,463	1,654,317
5.00% 11/1/42	2,492,451	2,487,857
Freddie Mac S.F. 30 yr
2.00% 3/1/52	2,177,304	1,732,601

Schedules of investments
Optimum Fixed Income Fund
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
2.50% 5/1/51	839,141	$ 711,192
2.50% 10/1/51	6,167,797	5,192,381
2.50% 12/1/51	2,665,970	2,251,216
2.50% 5/1/52	650,415	541,834
3.00% 11/1/46	1,898,145	1,684,357
3.00% 1/1/47	1,396,384	1,235,331
3.00% 11/1/49	1,910,774	1,678,179
3.00% 1/1/50	468,243	413,371
3.00% 7/1/50	739,621	653,336
3.00% 12/1/50	141,806	125,184
3.00% 5/1/51	4,513,294	4,001,644
3.00% 8/1/51	196,734	172,163
3.00% 8/1/52	3,517,550	3,087,354
3.50% 8/1/48	14,990	13,699
3.50% 9/1/48	1,464,900	1,336,280
3.50% 11/1/48	3,505,865	3,229,958
3.50% 4/1/52	1,695,616	1,537,786
4.00% 10/1/47	1,096,620	1,031,300
4.00% 9/1/52	10,128,127	9,492,553
4.50% 8/1/48	630,776	615,259
4.50% 1/1/49	2,170,614	2,107,923
4.50% 3/1/49	139,348	135,459
4.50% 8/1/49	1,171,129	1,140,174
4.50% 7/1/52	1,655,582	1,587,096
4.50% 10/1/52	11,362,075	10,887,574
5.00% 7/1/52	6,270,969	6,229,202
5.00% 9/1/52	4,492,066	4,453,087
5.00% 11/1/52	1,893,673	1,861,425
5.00% 6/1/53	15,266,231	15,037,934
5.50% 9/1/41	938,857	958,700
5.50% 9/1/52	4,624,045	4,651,598
5.50% 11/1/52	2,913,493	2,934,433
5.50% 2/1/53	3,452,162	3,467,544
5.50% 3/1/53	4,523,384	4,569,846
5.50% 9/1/53	5,400,956	5,467,116
5.50% 11/1/54	3,989,929	3,985,728
6.00% 1/1/53	860,349	886,246
6.00% 5/1/53	3,024,984	3,093,235
6.50% 11/1/33	9,946	10,265
6.50% 1/1/35	33,258	34,409
7.00% 1/1/38	4,522	4,726
GNMA I S.F. 30 yr
3.00% 8/15/45	3,632,728	3,258,093
3.00% 3/15/50	291,169	258,546
5.50% 10/15/42	1,600,084	1,650,599
GNMA II S.F. 30 yr
3.00% 8/20/50	602,427	544,688
3.00% 12/20/51	1,469,469	1,302,251
5.00% 9/20/52	1,378,242	1,362,308
5.50% 6/20/49	2,607,936	2,651,227
		Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
GNMA II S.F. 30 yr
6.00% 4/20/34		1,070	$ 1,087

GNMA II S.F. 30 yr TBA 4.00% 5/20/55		6,000,000	5,615,339
Total Agency Mortgage-Backed Securities (cost $1,110,931,233)			1,094,669,370

Collateralized Debt Obligations — 4.43%
AGL CLO 17 Series 2022-17A AR 144A 5.253% (TSFR03M + 0.95%, Floor 0.95%) 1/21/35 #, •		2,550,000	2,539,397
Aimco CLO 15 Series 2021-15A D1R 144A 0.00% (TSFR03M + 2.75%, Floor 2.75%) 4/17/38 #, ≠, •		750,000	742,693
Anchorage Capital CLO 6 Series 2015-6A AR3 144A 5.73% (TSFR03M + 1.44%, Floor 1.44%) 4/22/34 #, •		4,000,000	4,000,864
Apidos CLO XXIV Series 2016-24A A1AL 144A 5.505% (TSFR03M + 1.21%, Floor 0.95%) 10/20/30 #, •		698,227	698,718
Ares European CLO X DAC Series 10A AR 144A 3.565% (EUR003M + 0.78%, Floor 0.78%) 10/15/31 #, •	EUR	1,507,977	1,630,414
Ares European CLO XII DAC Series 12A AR 144A 3.594% (EUR003M + 0.85%, Floor 0.85%) 4/20/32 #, •	EUR	282,328	305,073
Ares XXXIV CLO Series 2015-2A AR3 144A 5.623% (TSFR03M + 1.32%, Floor 1.32%) 4/17/33 #, •		2,600,000	2,602,753

		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
Atlantic Avenue Series 2024-3A A 144A 5.576% (TSFR03M + 1.26%, Floor 1.26%) 1/20/35 #, •		4,000,000	$ 3,993,324
Atlas Senior Loan Fund XVIII Series 2021-18A A1R 144A 5.419% (TSFR03M + 1.11%, Floor 1.11%) 1/18/35 #, •		1,700,000	1,699,005
Aurium CLO IV DAC Series 4A AR 144A 3.491% (EUR003M + 0.73%, Floor 0.73%) 1/16/31 #, •	EUR	2,984,139	3,222,294
Bain Capital Credit CLO Series 2021-7A A1R 144A 5.295% (TSFR03M + 0.98%, Floor 0.98%) 1/22/35 #, •		3,150,000	3,138,449
Bain Capital Euro CLO DAC Series 2018-2A AR 144A 3.484% (EUR003M + 0.74%, Floor 0.74%) 1/20/32 #, •	EUR	869,175	936,515
Ballyrock CLO 18Series 2021-18A C1R 144A 6.071% (TSFR03M + 2.85%, Floor 2.85%) 4/15/38 #, •		850,000	845,541
BDS Series 2025-FL14 A 144A 5.582% (TSFR01M + 1.28%, Floor 1.28%) 10/21/42 #, •		600,000	598,931
Black Diamond CLO DAC Series 2019-1A A1R 144A 3.536% (EUR003M + 0.98%, Floor 0.98%) 5/15/32 #, •	EUR	184,551	199,437
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
Blackrock European CLO VII DAC Series 7A AR 144A 3.405% (EUR003M + 0.62%, Floor 0.62%) 10/15/31 #, •	EUR	1,479,880	$ 1,593,634
BlueMountain Fuji EUR CLO III DAC Series 3A A1R 144A 3.505% (EUR003M + 0.72%, Floor 0.72%) 1/15/31 #, •	EUR	818,133	883,437
BNPP AM Euro CLO DAC
Series 2018-1A AR 144A 3.385% (EUR003M + 0.60%, Floor 0.60%) 4/15/31 #, •	EUR	249,666	268,589
Series 2019-1A AR 144A 3.497% (EUR003M + 0.82%, Floor 0.82%) 7/22/32 #, •	EUR	998,992	1,078,371

Cairn CLO X DAC Series 2018-10A AR 144A 3.565% (EUR003M + 0.78%, Floor 0.78%) 10/15/31 #, •	EUR	1,181,911	1,275,818
Canyon Capital CLO Series 2019-2A AR2 144A 5.319% (TSFR03M + 1.01%, Floor 1.01%) 10/15/34 #, •		1,350,000	1,344,954
Canyon CLO Series 2020-2A AR2 144A 5.326% (TSFR03M + 1.03%, Floor 1.03%) 10/15/34 #, •		1,900,000	1,894,110
Carlyle Euro CLO DAC
Series 2017-3A A1R 144A 3.485% (EUR003M + 0.70%, Floor 0.70%) 1/15/31 #, •	EUR	1,345,202	1,451,245
Series 2019-2A A1R 144A 3.446% (EUR003M + 0.89%, Floor 0.89%) 8/15/32 #, •	EUR	577,704	623,675

Schedules of investments
Optimum Fixed Income Fund
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

Carlyle Global Market Strategies CLO Series 2013-1A A1RR 144A 5.53% (TSFR03M + 1.21%, Floor 0.95%) 8/14/30 #, •		18,246	$ 18,242
Carlyle Global Market Strategies Euro CLO Series 2014-2A AR1 144A 3.306% (EUR003M + 0.75%, Floor 0.75%) 11/15/31 #, •	EUR	923,895	997,156
CarVal CLO III Series 2019-2A AR2 144A 5.022% (TSFR03M + 0.99%, Floor 0.99%) 7/20/32 #, •		2,400,000	2,398,279
CBAMR Series 2021-15A D1R 144A 7.204% (TSFR03M + 2.90%, Floor 2.90%) 1/20/38 #, •		850,000	844,091
CIFC Funding Series 2025-1A D1 144A 6.746% (TSFR03M + 2.50%, Floor 2.50%) 4/23/38 #, •		850,000	834,119
CVC Cordatus Loan Fund VII DAC Series 7A ARR 144A 3.131% (EUR003M + 0.63%, Floor 0.63%) 9/15/31 #, •	EUR	957,122	1,030,516
Dryden 27 R Euro CLO DAC Series 2017-27A AR 144A 3.445% (EUR003M + 0.66%, Floor 0.66%) 4/15/33 #, •	EUR	1,694,518	1,824,901
Dryden 52 Euro CLO DAC Series 2017-52A AR 144A 3.416% (EUR003M + 0.86%, Floor 0.86%) 5/15/34 #, •	EUR	1,652,901	1,784,804
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

Dryden 54 Senior Loan Fund Series 2017-54A AR 144A 5.443% (TSFR03M + 1.15%, Floor 1.15%) 10/19/29 #, •		1,786,591	$ 1,786,854
Dryden 109 CLO Series 2022-109A DR 144A 7.009% (TSFR03M + 2.70%, Floor 2.70%) 4/15/38 #, •		850,000	829,033
Elmwood CLO 22 Series 2023-1A D1R 144A 7.084% (TSFR03M + 2.80%, Floor 2.80%) 4/17/38 #, =, •		750,000	750,000
Euro-Galaxy III CLO DAC Series 2013-3A ARRR 144A 3.291% (EUR003M + 0.62%, Floor 0.62%) 4/24/34 #, •	EUR	3,987,332	4,287,194
FS Rialto Series 2022-FL4 A 144A 6.245% (SOFR + 1.90%, Floor 1.90%) 1/19/39 #, •		1,205,427	1,206,707
Galaxy XXI CLO Series 2015-21A AR 144A 5.575% (TSFR03M + 1.28%) 4/20/31 #, •		450,097	450,159
Generate CLO 10 Series 2022-10A D1R 144A 7.166% (TSFR03M + 2.85%, Floor 2.85%) 1/22/38 #, •		600,000	592,553
Harvest CLO XVI DAC Series 16A ARR 144A 3.425% (EUR003M + 0.64%, Floor 0.64%) 10/15/31 #, •	EUR	1,334,564	1,437,018
Harvest CLO XXI DAC Series 21A A2R 144A 1.04% 7/15/31 #	EUR	199,447	210,549
HGI CRE CLO Series 2022-FL3 A 144A 6.049% (SOFR + 1.70%, Floor 1.70%) 4/20/37 #, •		2,191,761	2,191,938

		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

Indigo Credit Management II DAC Series 2A A 144A 4.004% (EUR003M + 1.20%, Floor 1.20%) 7/15/38 #, •	EUR	1,100,000	$ 1,189,111
Invesco Euro CLO I DAC Series 1A A1R 144A 3.435% (EUR003M + 0.65%, Floor 0.65%) 7/15/31 #, •	EUR	202,532	218,252
Jubilee CLO DAC
Series 2016-17A A1RR 144A 3.435% (EUR003M + 0.65%, Floor 0.65%) 4/15/31 #, •	EUR	1,361,490	1,465,225
Series 2016-17A A2RR 144A 3.435% (EUR003M + 0.65%, Floor 0.65%) 4/15/31 #, •	EUR	486,247	523,763

KKR CLO 18 Series 18 AR 144A 5.495% (TSFR03M + 1.20%, Floor 0.94%) 7/18/30 #, •		104,140	104,168
LCM XV Series 15A AR2 144A 5.555% (TSFR03M + 1.26%, Floor 1.00%) 7/20/30 #, •		273,735	273,609
Madison Park Funding XLVI Series 2020-46A ARR 144A 5.324% (TSFR03M + 1.00%, Floor 1.00%) 10/15/34 #, •		3,900,000	3,884,018
Madison Park Funding XXVII Series 2018-27A D1R 144A 7.167% (TSFR03M + 2.85%, Floor 2.85%) 4/20/38 #, •		850,000	840,683
Magnetite Xlv Series 2025-45A D1 144A TBD (TSFR03M + 2.50%, Floor 2.50%) 4/15/38 #, •, ^^		750,000	742,693
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

Man GLG Euro CLO V DAC Series 5A A1R 144A 3.191% (EUR003M + 0.69%, Floor 0.69%) 12/15/31 #, •	EUR	1,167,769	$ 1,259,169
Man GLG US CLO Series 2018-1A A1R 144A 5.695% (TSFR03M + 1.40%) 4/22/30 #, •		692,615	692,668
Marathon CLO Series 2021-16A A1A 144A 5.764% (TSFR03M + 1.46%, Floor 1.20%) 4/15/34 #, •		1,250,000	1,250,609
MF1
Series 2024-FL14 A 144A 6.054% (TSFR01M + 1.74%, Floor 1.74%) 3/19/39 #, •		900,000	901,000
Series 2025-FL17 A 144A 5.632% (TSFR01M + 1.32%, Floor 1.32%) 2/18/40 #, •		1,400,000	1,397,691

Neuberger Berman CLO XX Series 2015-20A D1R3 144A 6.968% (TSFR03M + 2.65%, Floor 2.65%) 4/15/39 #, •		500,000	490,938
Neuberger Berman Loan Advisers CLO 42 Series 2021-42A AR 144A 5.669% (TSFR03M + 0.95%, Floor 0.95%) 7/16/35 #, •		650,000	647,362
Oak Hill European Credit Partners IV DAC Series 2015-4A A1RE 144A 3.474% (EUR003M + 0.73%, Floor 0.73%) 1/20/32 #, •	EUR	121,590	131,585
Oaktree CLO Series 2020-1A D1RR 144A 6.916% (TSFR03M + 2.60%, Floor 2.60%) 1/15/38 #, •		800,000	785,405

Schedules of investments
Optimum Fixed Income Fund
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

OCP Euro CLO DAC Series 2020-4A AR 144A 3.584% (EUR003M + 0.88%, Floor 0.88%) 9/22/34 #, •	EUR	1,645,153	$ 1,777,245
Octagon Investment Partners 51 Series 2021-1A AR 144A 5.309% (TSFR03M + 0.99%, Floor 0.99%) 7/20/34 #, •		2,750,000	2,737,534
OFSI BSL XII Series 2023-12A D1R 144A 7.505% (TSFR03M + 3.20%, Floor 3.20%) 1/20/38 #, •		800,000	795,862
OFSI BSL XIV CLO Series 2024-14A D1 144A 8.143% (TSFR03M + 3.85%, Floor 3.85%) 7/20/37 #, •		750,000	755,196
OHA Credit Partners VII Series 2012-7A D1R4 144A 6.822% (TSFR03M + 2.50%, Floor 2.50%) 2/20/38 #, •		850,000	833,722
OZLM IX Series 2014-9A A1A4 144A 5.493% (TSFR03M + 1.20%, Floor 1.20%) 10/20/31 #, •		622,089	622,104
Palmer Square CLO Series 2015-1A A1A5 144A 5.38% (TSFR03M + 1.05%, Floor 1.05%) 5/21/34 #, •		3,700,000	3,690,776
Palmer Square European Loan Funding DAC
Series 2024-1A AR 144A TBD (EUR003M + 0.97%, Floor 0.97%) 8/15/33 #, •, ^^	EUR	500,000	540,650
Series 2025-1A A 144A TBD (EUR003M + 0.85%, Floor 0.85%) 10/15/34 #, •, ^^	EUR	1,600,000	1,720,781
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
Palmer Square Loan Funding
Series 2021-3A A1 144A 5.355% (TSFR03M + 1.06%, Floor 1.06%) 7/20/29 #, •		31,849	$ 31,839
Series 2021-4A A1 144A 5.364% (TSFR03M + 1.06%, Floor 1.06%) 10/15/29 #, •		377,007	376,872

PFP Series 2024-11 A 144A 6.154% (TSFR01M + 1.83%, Floor 1.83%) 9/17/39 #, •		3,902,481	3,908,386
Sculptor European CLO V DAC Series 5A AR 144A 3.556% (EUR003M + 0.79%, Floor 0.79%) 1/14/32 #, •	EUR	3,045,530	3,283,150
Segovia European CLO DAC Series 2019-6A AR 144A 3.624% (EUR003M + 0.88%, Floor 0.88%) 7/20/32 #, •	EUR	1,452,510	1,567,728
Signal Peak CLO 5 Series 2018-5A A1R 144A 5.85% (TSFR03M + 1.55%, Floor 1.55%) 4/25/37 #, •		1,800,000	1,807,265
Sound Point CLO XVI Series 2017-2A AR 144A 5.542% (TSFR03M + 1.24%) 7/25/30 #, •		301,585	301,524
Symphony CLO XXIV Series 2020-24A AR 144A 5.49% (TSFR03M + 1.20%, Floor 1.20%) 1/23/32 #, •		1,484,035	1,484,926
TCI-Symphony CLO Series 2017-1A AR 144A 5.494% (TSFR03M + 1.19%, Floor 0.93%) 7/15/30 #, •		471,204	471,416

		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

TCW CLO Series 2019-2A D1R2 144A 7.317% (TSFR03M + 3.00%, Floor 3.00%) 1/20/38 #, •		850,000	$ 837,523
Tikehau CLO IX DAC Series 9A AR 144A 4.039% (EUR003M + 1.22%, Floor 1.22%) 1/20/37 #, •	EUR	1,000,000	1,083,963
Toro European CLO 6 DAC Series 6A AR 144A 3.709% (EUR003M + 0.92%, Floor 0.92%) 1/12/32 #, •	EUR	296,653	320,360
Toro European CLO 7 DAC Series 7A ARE 144A 3.366% (EUR003M + 0.81%, Floor 0.81%) 2/15/34 #, •	EUR	1,896,586	2,045,554
Venture 32 CLO Series 2018-32A A1 144A 5.655% (TSFR03M + 1.36%, Floor 1.10%) 7/18/31 #, •		331,962	332,212
Venture 34 CLO Series 2018-34A AR 144A 5.582% (TSFR03M + 1.28%, Floor 1.28%) 10/15/31 #, •		2,126,437	2,128,211
Venture 42 CLO Series 2021-42A A1A 144A 5.694% (TSFR03M + 1.39%, Floor 1.13%) 4/15/34 #, •		1,300,000	1,300,308
Venture XXIX CLO Series 2017-29A AR 144A 5.575% (TSFR03M + 1.25%, Floor 0.99%) 9/7/30 #, •		1,307,334	1,306,962
Vibrant CLO XI Series 2019-11A A1R1 144A 5.675% (TSFR03M + 1.38%, Floor 1.12%) 7/20/32 #, •		1,132,395	1,132,545
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

Voya CLO Series 2014-4A A1RA 144A 5.649% (TSFR03M + 1.36%) 7/14/31 #, •		292,662	$ 292,928
Wellington Management CLO 4 Series 2025-4A D1 144A 6.829% (TSFR03M + 2.55%, Floor 2.55%) 4/18/38 #, •		750,000	737,821
Zais CLO 16 Series 2020-16A A1R2 144A 5.446% (TSFR03M + 1.13%, Floor 1.13%) 10/20/34 #, •		3,700,000	3,688,770
Total Collateralized Debt Obligations (cost $123,822,773)			119,753,436

Corporate Bonds — 31.77%
Banking — 12.16%
ABN AMRO Bank 144A 2.47% 12/13/29 #, μ		4,000,000	3,688,443
Access Bank 144A 6.125% 9/21/26 #		300,000	294,777
Akbank TAS
6.80% 6/22/31 μ, ■		200,000	198,000
144A 7.498% 1/20/30 #		200,000	200,975

Al Rajhi Sukuk 6.25% 7/21/30 μ, ψ, ■		375,000	380,816
Axis Bank 4.10% 9/8/26 μ, ψ, ■		345,000	333,469
Banco de Credito del Peru 144A 3.25% 9/30/31 #, μ		505,000	487,881
Banco de Credito e Inversiones 144A 8.75% 5/8/29 #, μ, ψ		275,000	292,429
Banco Mercantil del Norte
144A 7.50% 6/27/29 #, μ, ψ		200,000	196,530
144A 7.625% 1/10/28 #, μ, ψ		210,000	209,613
Banco Santander
4.175% 3/24/28 μ		1,200,000	1,188,254
4.875% 10/18/31 ■	EUR	800,000	925,444
Bangkok Bank
144A 3.466% 9/23/36 #, μ		315,000	278,188

Schedules of investments
Optimum Fixed Income Fund
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Bangkok Bank
144A 5.00% 9/23/25 #, μ, ψ		280,000	$ 278,526

Bank Leumi Le-Israel 144A 7.129% 7/18/33 #, μ		265,000	273,371
Bank of America
3.384% 4/2/26 μ		500,000	499,975
3.974% 2/7/30 μ		6,900,000	6,715,836
5.162% 1/24/31 μ		1,855,000	1,881,018
5.202% 4/25/29 μ		700,000	711,326
5.288% 4/25/34 μ		5,000,000	5,025,053
5.518% 10/25/35 μ		5,610,000	5,506,664
5.819% 9/15/29 μ		2,639,000	2,735,351
6.204% 11/10/28 μ		3,670,000	3,814,962
Bank of Montreal
7.30% 11/26/84 μ		467,000	466,168
7.70% 5/26/84 μ		1,245,000	1,268,202
Bank of New York Mellon
4.70% 9/20/25 μ, ψ		3,385,000	3,372,963
4.942% 2/11/31 μ		1,470,000	1,483,375
6.30% 3/20/30 μ, ψ		1,255,000	1,289,416
Barclays
4.942% 9/10/30 μ		2,000,000	1,994,289
4.972% 5/16/29 μ		3,000,000	3,010,310
5.501% 8/9/28 μ		1,600,000	1,624,075
6.375% 12/15/25 μ, ψ, ■	GBP	500,000	646,502
7.125% 6/15/25 μ, ψ	GBP	1,800,000	2,328,091
7.437% 11/2/33 μ		3,000,000	3,349,747
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
144A 5.875% 9/13/34 #, μ		200,000	192,656
144A 7.625% 2/11/35 #, μ		200,000	202,440
144A 8.125% 1/8/39 #, μ		230,000	234,542
BNP Paribas
144A 1.904% 9/30/28 #, μ		1,800,000	1,677,142
144A 2.159% 9/15/29 #, μ		600,000	548,714
144A 2.871% 4/19/32 #, μ		300,000	263,873
144A 3.052% 1/13/31 #, μ		2,600,000	2,378,755
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
BNP Paribas
144A 5.786% 1/13/33 #, μ	1,600,000	$ 1,636,476
144A 7.375% 8/19/25 #, μ, ψ	700,000	703,176
7.375% 8/19/25 μ, ψ, ■	500,000	502,269
BPCE
144A 5.748% 7/19/33 #, μ	5,000,000	5,047,389
144A 6.612% 10/19/27 #, μ	3,350,000	3,441,584

Burgan Bank 2.75% 12/15/31 μ, ■	295,000	278,969
Citibank
5.438% 4/30/26	955,000	965,396
5.488% 12/4/26	2,545,000	2,588,355
5.57% 4/30/34	2,570,000	2,641,996
Citigroup
3.20% 10/21/26	1,000,000	980,596
4.075% 4/23/29 μ	2,400,000	2,360,384
5.174% 2/13/30 μ	1,900,000	1,925,106
5.61% 9/29/26 μ	897,000	901,366
5.612% 3/4/56 μ	1,180,000	1,153,428
6.02% 1/24/36 μ	1,215,000	1,227,069
6.75% 2/15/30 μ, ψ	1,505,000	1,491,946
7.00% 8/15/34 μ, ψ	850,000	883,375
Cooperatieve Rabobank
3.75% 7/21/26	1,350,000	1,332,914
4.375% 8/4/25	2,000,000	1,995,120
144A 5.447% 3/5/30 #, μ	3,300,000	3,379,652
Credit Suisse Group
144A 6.25% 12/18/24 #, ψ	2,000,000	160,000
144A 6.375% 8/21/26 #, ψ	1,900,000	152,000
144A 6.442% 8/11/28 #, μ	1,750,000	1,815,632
7.50% 12/11/23 ψ, ■	400,000	32,000

Danske Bank 144A 5.705% 3/1/30 #, μ	3,400,000	3,499,533
Deutsche Bank
2.129% 11/24/26 μ	700,000	687,505
3.547% 9/18/31 μ	1,500,000	1,379,874
3.729% 1/14/32 μ	2,331,000	2,096,952
6.119% 7/14/26 μ	3,000,000	3,009,944
6.72% 1/18/29 μ	2,030,000	2,125,456
6.819% 11/20/29 μ	1,559,000	1,653,668
7.146% 7/13/27 μ	1,130,000	1,161,859

		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Fifth Third Bancorp
2.55% 5/5/27		1,000	$ 961
3.95% 3/14/28		4,000	3,930
Goldman Sachs Group
1.431% 3/9/27 μ		2,000,000	1,939,965
3.615% 3/15/28 μ		3,400,000	3,338,147
4.223% 5/1/29 μ		6,100,000	6,017,293
5.016% 10/23/35 μ		2,080,000	2,023,251
5.207% 1/28/31 μ		2,100,000	2,129,018
5.561% 11/19/45 μ		1,695,000	1,652,589
5.734% 1/28/56 μ		1,930,000	1,923,775
6.484% 10/24/29 μ		5,195,000	5,488,742

Grupo Aval 144A 4.375% 2/4/30 #		280,000	250,881
HSBC Holdings
2.013% 9/22/28 μ		3,800,000	3,556,208
2.848% 6/4/31 μ		2,700,000	2,426,196
2.871% 11/22/32 μ		1,000,000	869,782
5.21% 8/11/28 μ		500,000	505,035
5.546% 3/4/30 μ		1,800,000	1,839,738
5.875% 9/28/26 μ, ψ	GBP	500,000	642,617

Huntington Bancshares 6.208% 8/21/29 μ		1,770,000	1,842,989
ICICI Bank 144A 4.00% 3/18/26 #		200,000	198,522
ING Groep
3.875% 5/16/27 μ, ψ		3,000,000	2,757,163
5.55% 3/19/35 μ		4,000,000	4,034,807
Intesa Sanpaolo
144A 4.00% 9/23/29 #		1,300,000	1,247,565
144A 6.625% 6/20/33 #		2,600,000	2,785,391
144A 7.20% 11/28/33 #		800,000	887,774
7.75% 1/11/27 μ, ψ, ■	EUR	200,000	228,364
JPMorgan Chase & Co.
2.522% 4/22/31 μ		5,500,000	4,937,314
2.947% 2/24/28 μ		1,100,000	1,068,867
2.963% 1/25/33 μ		500,000	441,541
4.005% 4/23/29 μ		900,000	884,803
4.452% 12/5/29 μ		1,500,000	1,489,960
4.851% 7/25/28 μ		1,400,000	1,409,175
5.012% 1/23/30 μ		1,290,000	1,304,611
5.14% 1/24/31 μ		1,085,000	1,102,154
5.571% 4/22/28 μ		1,340,000	1,366,929
6.254% 10/23/34 μ		910,000	977,666

JPMorgan Chase Bank 5.11% 12/8/26		4,000,000	4,053,088
KeyBank 5.85% 11/15/27		995,000	1,022,395
Kookmin Bank 144A 2.50% 11/4/30 #		305,000	269,660
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Lloyds Banking Group
3.50% 4/1/26 μ, ■	EUR	200,000	$ 216,260
3.75% 3/18/28 μ		1,400,000	1,376,147
5.462% 1/5/28 μ		3,600,000	3,647,371
5.721% 6/5/30 μ		885,000	912,079

Metropolitan Bank & Trust 5.375% 3/6/29 ■		265,000	269,888
Mitsubishi UFJ Financial Group 2.559% 2/25/30		1,800,000	1,630,090
Mizuho Financial Group
2.226% 5/25/26 μ		1,600,000	1,594,092
2.564% 9/13/31		1,400,000	1,202,057
2.591% 5/25/31 μ		2,000,000	1,786,716
3.261% 5/22/30 μ		3,100,000	2,920,373
Morgan Stanley
0.495% 10/26/29 μ	EUR	2,000,000	1,975,462
3.625% 1/20/27		4,000,000	3,957,064
3.79% 3/21/30 μ	EUR	4,400,000	4,857,180
4.21% 4/20/28 μ		1,400,000	1,390,118
5.123% 2/1/29 μ		4,100,000	4,156,952
5.376% (SOFR + 1.02%) 4/13/28 •		4,500,000	4,538,024
5.516% 11/19/55 μ		1,475,000	1,441,960
5.652% 4/13/28 μ		1,200,000	1,225,046
5.656% 4/18/30 μ		1,200,000	1,237,418
5.831% 4/19/35 μ		3,007,000	3,117,559
6.138% 10/16/26 μ		865,000	871,838
6.296% 10/18/28 μ		1,717,000	1,785,900
6.407% 11/1/29 μ		1,688,000	1,781,937
Nationwide Building Society
144A 2.972% 2/16/28 #, μ		800,000	774,837
144A 4.302% 3/8/29 #, μ		5,200,000	5,128,986
NatWest Group
4.80% 4/5/26		5,000,000	5,016,105
5.125% 5/12/27 μ, ψ	GBP	500,000	622,077
5.778% 3/1/35 μ		3,800,000	3,878,818

NBK SPC 144A 1.625% 9/15/27 #, μ		400,000	382,786
NBK Tier 1 Financing 2 144A 4.50% 8/27/25 #, μ, ψ		210,000	208,842
Nykredit Realkredit 2.00% 10/1/53 ■	DKK	1	0
Oversea-Chinese Banking 144A 1.832% 9/10/30 #, μ		325,000	321,154
PNC Bank 4.05% 7/26/28		2,400,000	2,352,826

Schedules of investments
Optimum Fixed Income Fund
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
PNC Financial Services Group
5.575% 1/29/36 μ		980,000	$ 997,883
5.676% 1/22/35 μ		1,090,000	1,116,124
6.875% 10/20/34 μ		1,645,000	1,819,382

Popular 7.25% 3/13/28		855,000	887,167
QNB Bank 10.75% 11/15/33 μ, ■		275,000	300,524
Santander UK Group Holdings
3.823% 11/3/28 μ		3,200,000	3,114,161
6.534% 1/10/29 μ		3,350,000	3,484,170

Shinhan Bank 144A 5.75% 4/15/34 #		220,000	225,736
Shinhan Financial Group 144A 5.00% 7/24/28 #		200,000	202,593
Standard Chartered
144A 5.005% 10/15/30 #, μ		1,100,000	1,098,570
144A 6.301% 1/9/29 #, μ		270,000	279,863
144A 7.625% 1/16/32 #, μ, ψ		275,000	277,268
Sumitomo Mitsui Financial Group
1.474% 7/8/25		2,600,000	2,579,456
2.222% 9/17/31		2,300,000	1,964,364
5.454% 1/15/32		2,000,000	2,046,603

Sumitomo Mitsui Trust Bank 144A 5.20% 3/7/27 #		2,700,000	2,738,277
TBC Bank JSC 144A 10.25% 7/30/29 #, μ, ψ		395,000	397,611
Truist Bank 4.632% 9/17/29 μ		5,182,000	5,073,763
Truist Financial 4.95% 9/1/25 μ, ψ		1,465,000	1,457,957
Turkiye Garanti Bankasi 144A 8.375% 2/28/34 #, μ		300,000	301,838
UBS Group
0.25% 11/5/28 μ, ■	EUR	1,000,000	1,007,511
144A 3.126% 8/13/30 #, μ		2,000,000	1,861,040
144A 4.194% 4/1/31 #, μ		2,500,000	2,410,906
144A 5.699% 2/8/35 #, μ		4,525,000	4,641,765
144A 6.85% 9/10/29 #, μ, ψ		1,795,000	1,789,065
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
UBS Group
144A 7.00% 2/10/30 #, μ, ψ		880,000	$ 868,851
7.75% 3/1/29 μ, ■	EUR	400,000	487,170

UniCredit 7.50% 6/3/26 μ, ψ, ■	EUR	600,000	671,671
US Bancorp
2.491% 11/3/36 μ		3,400,000	2,825,248
4.653% 2/1/29 μ		1,136,000	1,136,865
5.046% 2/12/31 μ		1,470,000	1,482,410
5.384% 1/23/30 μ		495,000	505,124
5.424% 2/12/36 μ		785,000	790,105
5.678% 1/23/35 μ		1,115,000	1,140,260
5.727% 10/21/26 μ		194,000	195,153
6.787% 10/26/27 μ		720,000	744,123
Wells Fargo & Co.
3.196% 6/17/27 μ		900,000	885,662
3.584% 5/22/28 μ		5,300,000	5,190,062
3.90% 3/15/26 μ, ψ		1,000,000	980,700
5.198% 1/23/30 μ		2,200,000	2,237,348
5.244% 1/24/31 μ		1,115,000	1,133,932
5.389% 4/24/34 μ		5,000,000	5,036,153
5.428% (SOFR + 1.07%) 4/22/28 •		2,900,000	2,922,355
5.707% 4/22/28 μ		3,800,000	3,883,462

Wells Fargo Bank 5.254% 12/11/26		2,100,000	2,130,175
Yapi ve Kredi Bankasi 144A 7.875% 1/22/31 #, μ		355,000	352,430
			328,828,834
Basic Industry — 0.52%
Anglo American Capital 144A 5.50% 5/2/33 #		295,000	296,587
AngloGold Ashanti Holdings 6.50% 4/15/40		335,000	341,860
Braskem Netherlands Finance 144A 8.00% 10/15/34 #		315,000	301,833
Celanese US Holdings
6.50% 4/15/30		151,000	150,035
6.75% 4/15/33		1,256,000	1,220,457

Cia de Minas Buenaventura 144A 6.80% 2/4/32 #		480,000	487,440
Cleveland-Cliffs 144A 7.00% 3/15/32 #		1,870,000	1,796,730
CSN Resources 144A 8.875% 12/5/30 #		245,000	241,816

		Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)

Dow Chemical 5.95% 3/15/55		1,175,000	$ 1,138,055
First Quantum Minerals 144A 9.375% 3/1/29 #		275,000	289,546
FMG Resources August 2006 144A 6.125% 4/15/32 #		1,885,000	1,860,855
Freeport-McMoRan 5.45% 3/15/43		240,000	225,243
INEOS Finance 144A 5.625% 8/15/30 #	EUR	200,000	216,338
INEOS Styrolution Group 2.25% 1/16/27 ■	EUR	300,000	312,225
LD Celulose International 144A 7.95% 1/26/32 #		455,000	469,424
Magnera 144A 7.25% 11/15/31 #		855,000	832,603
Novelis 144A 4.75% 1/30/30 #		1,580,000	1,474,669
Nucor 5.10% 6/1/35		1,775,000	1,750,968
Sasol Financing USA 144A 8.75% 5/3/29 #		305,000	307,453
Usiminas International 144A 7.50% 1/27/32 #		415,000	419,461
			14,133,598
Brokerage — 0.20%
Jefferies Financial Group
2.625% 10/15/31		2,925,000	2,474,438
5.875% 7/21/28		1,761,000	1,808,654
6.45% 6/8/27		331,000	343,071
6.50% 1/20/43		880,000	897,257
			5,523,420
Capital Goods — 0.60%
Aeropuerto Internacional de Tocumen 144A 5.125% 8/11/61 #		200,000	141,820
Aeropuertos Argentina 2000 144A 8.50% 8/1/31 #		265,723	274,219
Ardagh Metal Packaging Finance USA 144A 3.25% 9/1/28 #		3,140,000	2,817,325
Boeing 2.196% 2/4/26		2,930,000	2,867,274
Bombardier
144A 7.00% 6/1/32 #		675,000	672,924
144A 7.25% 7/1/31 #		1,105,000	1,110,140

Celestial Dynasty 6.375% 8/22/28 ■		335,000	325,702
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Capital Goods (continued)

IHS Holding 144A 8.25% 11/29/31 #	705,000	$ 702,217
Kingston Airport Revenue Finance 144A 6.75% 12/15/36 #	640,000	645,392
Northrop Grumman
4.75% 6/1/43	410,000	370,640
5.20% 6/1/54	2,540,000	2,380,710

Rolls-Royce 144A 5.75% 10/15/27 #	1,000,000	1,024,387
Standard Industries 144A 3.375% 1/15/31 #	1,073,000	933,817
TAV Havalimanlari Holding 144A 8.50% 12/7/28 #	550,000	564,228
TransDigm
144A 6.625% 3/1/32 #	675,000	684,446
144A 6.875% 12/15/30 #	675,000	690,420
		16,205,661
Communications — 2.03%
Alibaba Group Holding
2.70% 2/9/41	265,000	185,418
144A 5.25% 5/26/35 #	315,000	316,960
AT&T
2.55% 12/1/33	2,673,000	2,192,420
3.50% 9/15/53	3,340,000	2,279,272
6.30% 1/15/38	900,000	979,412

CCO Holdings 144A 4.25% 1/15/34 #	1,625,000	1,337,773
Charter Communications Operating
2.80% 4/1/31	4,000,000	3,454,913
3.85% 4/1/61	4,755,000	2,890,134
4.40% 12/1/61	4,252,000	2,825,680
5.05% 3/30/29	3,800,000	3,783,758

Connect Finco 144A 9.00% 9/15/29 #	1,570,000	1,433,377
CT Trust 144A 5.125% 2/3/32 #	285,000	260,808
Iliad Holding 144A 8.50% 4/15/31 #	200,000	209,956
Meituan 144A 4.625% 10/2/29 #	350,000	346,248
Meta Platforms
4.30% 8/15/29	870,000	870,034
4.55% 8/15/31	370,000	371,028
4.75% 8/15/34	780,000	774,753
5.40% 8/15/54	895,000	877,562

Midcontinent Communications 144A 8.00% 8/15/32 #	1,625,000	1,645,088

Schedules of investments
Optimum Fixed Income Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)

Millicom International Cellular 144A 7.375% 4/2/32 #	286,000	$ 289,415
Prosus 144A 3.061% 7/13/31 #	395,000	340,851
Rogers Communications 5.30% 2/15/34	2,075,000	2,037,582
Sable International Finance 144A 7.125% 10/15/32 #	320,000	307,401
Silknet JSC 144A 8.375% 1/31/27 #	250,000	253,133
Sirius XM Radio 144A 4.125% 7/1/30 #	2,115,000	1,880,630
Sprint 7.625% 3/1/26	200,000	203,171
Sprint Capital 6.875% 11/15/28	3,275,000	3,497,411
Telecom Argentina 144A 9.50% 7/18/31 #	355,000	366,893
Time Warner Cable 7.30% 7/1/38	2,120,000	2,227,107
T-Mobile USA
1.50% 2/15/26	2,100,000	2,043,040
3.00% 2/15/41	3,445,000	2,500,926
3.30% 2/15/51	1,500,000	1,002,112
3.75% 4/15/27	2,150,000	2,119,153
3.875% 4/15/30	1,400,000	1,342,534
5.125% 5/15/32	560,000	563,744
5.75% 1/15/34	755,000	786,829
5.875% 11/15/55	1,665,000	1,677,370

Turkcell Iletisim Hizmetleri 144A 7.45% 1/24/30 #	350,000	353,567
Verizon Communications
2.55% 3/21/31	537,000	473,340
2.875% 11/20/50	1,100,000	685,582
144A 4.78% 2/15/35 #	1,027,000	997,336
Vmed O2 UK Financing I
144A 4.25% 1/31/31 #	1,290,000	1,115,229
144A 4.75% 7/15/31 #	930,000	809,417
		54,908,367
Consumer Cyclical — 1.55%
BMW US Capital 144A 4.75% 3/21/28 #	900,000	902,294
Caesars Entertainment 144A 6.50% 2/15/32 #	1,910,000	1,905,210
Carnival
144A 4.00% 8/1/28 #	500,000	478,675
144A 7.625% 3/1/26 #	1,063,000	1,063,976

El Puerto de Liverpool 144A 6.658% 1/22/37 #	470,000	477,452
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)
Ford Motor Credit
2.33% 11/25/25	EUR	200,000	$ 215,539
2.386% 2/17/26	EUR	500,000	538,586
2.70% 8/10/26		700,000	675,225
2.90% 2/16/28		525,000	486,128
2.90% 2/10/29		300,000	268,530
3.25% 9/15/25	EUR	1,000,000	1,083,194
4.542% 8/1/26		1,034,000	1,021,038
5.125% 6/16/25		600,000	599,623
5.80% 3/5/27		3,500,000	3,516,527
5.80% 3/8/29		1,080,000	1,069,963
6.798% 11/7/28		535,000	550,473
6.80% 5/12/28		2,690,000	2,763,752

Future Retail 144A 5.60% 1/22/25 #, ‡		565,000	2,345
General Motors Financial
5.60% 6/18/31		478,000	478,331
5.75% 2/8/31		4,100,000	4,136,189
5.90% 1/7/35		590,000	584,679
5.95% 4/4/34		1,306,000	1,300,325
Hilton Domestic Operating
144A 3.625% 2/15/32 #		700,000	614,066
144A 4.00% 5/1/31 #		700,000	634,408

Hilton Grand Vacations Borrower Escrow 144A 5.00% 6/1/29 #		900,000	844,123
Home Depot
4.875% 6/25/27		535,000	542,627
4.95% 6/25/34		1,375,000	1,380,114

Hyundai Capital Services 144A 5.25% 1/22/28 #		330,000	334,156
Marriott International 3.50% 10/15/32		900,000	802,891
Melco Resorts Finance
144A 5.375% 12/4/29 #		200,000	184,308
5.75% 7/21/28 ■		200,000	192,488
144A 7.625% 4/17/32 #		415,000	413,639
MGM China Holdings
144A 4.75% 2/1/27 #		495,000	485,396
144A 5.25% 6/18/25 #		400,000	398,677
Nissan Motor
144A 4.345% 9/17/27 #		1,400,000	1,361,996
144A 4.81% 9/17/30 #		600,000	570,278

Nissan Motor Acceptance 144A 2.45% 9/15/28 #		300,000	270,580
Resideo Funding 144A 6.50% 7/15/32 #		1,350,000	1,348,461
Sands China
2.30% 3/8/27		200,000	189,597
2.85% 3/8/29		400,000	362,034
3.25% 8/8/31		425,000	368,505

		Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)
Sands China
4.375% 6/18/30		250,000	$ 237,197
5.40% 8/8/28		1,800,000	1,803,440

Toyota Motor Credit 5.129% (SOFR + 0.77%) 8/7/26 •		1,100,000	1,104,618
Volkswagen Group of America Finance
144A 4.95% 3/25/27 #		600,000	601,017
144A 5.05% 3/27/28 #		1,400,000	1,399,880
Warnermedia Holdings
5.05% 3/15/42		800,000	640,186
5.141% 3/15/52		500,000	364,782
Wynn Macau
5.50% 1/15/26 ■		200,000	198,790
5.50% 10/1/27 ■		200,000	195,431
			41,961,739
Consumer Non-Cyclical — 2.45%
AbbVie
4.05% 11/21/39		3,193,000	2,801,590
4.95% 3/15/31		4,300,000	4,369,782
5.35% 3/15/44		735,000	727,338

Adani Ports & Special Economic Zone 144A 4.375% 7/3/29 #		235,000	211,424
Amgen 2.20% 2/21/27		3,300,000	3,169,829
Ashtead Capital 144A 5.95% 10/15/33 #		400,000	406,000
Astrazeneca Finance 1.75% 5/28/28		4,600,000	4,255,992
Bayer US Finance
144A 6.125% 11/21/26 #		800,000	815,136
144A 6.25% 1/21/29 #		200,000	207,416
144A 6.375% 11/21/30 #		600,000	628,557
144A 6.50% 11/21/33 #		400,000	420,440

Bayer US Finance II 144A 4.375% 12/15/28 #		200,000	194,880
Becton Dickinson Euro Finance 1.336% 8/13/41	EUR	700,000	499,263
Bimbo Bakeries USA 144A 6.40% 1/15/34 #		260,000	277,139
Biocon Biologics Global 144A 6.67% 10/9/29 #		345,000	324,390
Bunge Limited Finance 4.20% 9/17/29		2,930,000	2,880,916
Coty 144A 5.00% 4/15/26 #		555,000	553,747
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)

CVS Health 3.75% 4/1/30	4,400,000	$ 4,153,825
CVS Pass Through Trust 144A 5.773% 1/10/33 #, ♦	50,469	50,539
DaVita
144A 3.75% 2/15/31 #	580,000	505,451
144A 4.625% 6/1/30 #	945,000	870,715
Eli Lilly & Co.
5.10% 2/12/35	1,470,000	1,499,576
5.50% 2/12/55	1,030,000	1,043,639

Global Payments 3.20% 8/15/29	2,150,000	2,013,786
Haleon US Capital 3.375% 3/24/29	500,000	477,935
HCA
3.50% 9/1/30	4,500,000	4,174,372
4.125% 6/15/29	3,400,000	3,302,291
5.25% 3/1/30	2,000,000	2,024,174
5.45% 9/15/34	1,735,000	1,720,677

Indofood CBP Sukses Makmur 4.805% 4/27/52 ■	200,000	161,464
International Container Terminal Services 4.75% 6/17/30 ■	245,000	241,293
Kaspi.KZ JSC 144A 6.25% 3/26/30 #	340,000	337,030
Mars
144A 4.80% 3/1/30 #	4,590,000	4,617,378
144A 5.00% 3/1/32 #	700,000	703,225
144A 5.20% 3/1/35 #	1,720,000	1,729,263
144A 5.65% 5/1/45 #	1,155,000	1,158,202
144A 5.70% 5/1/55 #	1,375,000	1,374,821

MHP Lux 144A 6.95% 4/3/26 #	365,000	346,828
Movida Europe 144A 7.85% 4/11/29 #	270,000	240,830
PepsiCo 5.00% 2/7/35	545,000	550,140
Royalty Pharma
1.75% 9/2/27	2,975,000	2,777,589
3.35% 9/2/51	1,568,000	994,022
5.90% 9/2/54	1,250,000	1,196,759

Sysco 5.10% 9/23/30	900,000	913,874
Tenet Healthcare 4.25% 6/1/29	2,680,000	2,527,481
Teva Pharmaceutical Finance Netherlands III
5.125% 5/9/29	200,000	195,585
6.75% 3/1/28	315,000	323,331

Schedules of investments
Optimum Fixed Income Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)

United Rentals North America 3.875% 2/15/31	594,000	$ 539,472
UnitedHealth Group 3.70% 5/15/27	600,000	593,000
		66,102,406
Energy — 2.65%
3R Lux 144A 9.75% 2/5/31 #	235,000	245,452
Adnoc Murban Rsc 144A 4.25% 9/11/29 #	3,600,000	3,537,783
Azule Energy Finance 144A 8.125% 1/23/30 #	345,000	345,975
BP Capital Markets 4.875% 3/22/30 μ, ψ	2,750,000	2,639,012
BP Capital Markets America
2.721% 1/12/32	1,465,000	1,286,462
4.812% 2/13/33	1,305,000	1,283,564
5.227% 11/17/34	2,865,000	2,880,844

Canacol Energy 144A 5.75% 11/24/28 #	500,000	263,025
ConocoPhillips
5.00% 1/15/35	1,525,000	1,510,286
5.50% 1/15/55	1,520,000	1,470,117

Diamondback Energy 5.20% 4/18/27	670,000	678,388
EIG Pearl Holdings 144A 4.387% 11/30/46 #	245,000	194,845
Enbridge
5.25% 4/5/27	1,325,000	1,342,011
5.70% 3/8/33	5,000,000	5,133,597
5.75% 7/15/80 μ	585,000	566,625
Energy Transfer
4.95% 5/15/28	700,000	705,027
5.50% 6/1/27	3,200,000	3,249,894
6.10% 12/1/28	2,655,000	2,772,735
6.25% 4/15/49	4,420,000	4,388,765
6.50% 11/15/26 μ, ψ	3,380,000	3,384,465
Enterprise Products Operating
4.95% 2/15/35	930,000	917,471
5.35% 1/31/33	2,695,000	2,763,138

Galaxy Pipeline Assets Bidco 144A 2.16% 3/31/34 #	530,389	467,935
Geopark 144A 8.75% 1/31/30 #	470,000	445,035
GNL Quintero 144A 4.634% 7/31/29 #	357,480	353,574
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)

Greensaif Pipelines Bidco 144A 6.51% 2/23/42 #	550,000	$ 574,935
Guara Norte 144A 5.198% 6/15/34 #	375,365	352,048
Hilcorp Energy I
144A 6.00% 2/1/31 #	710,000	664,202
144A 6.25% 4/15/32 #	675,000	631,479

Medco Maple Tree 144A 8.96% 4/27/29 #	325,000	336,302
NGL Energy Operating 144A 8.375% 2/15/32 #	1,050,000	1,053,527
NuStar Logistics 5.625% 4/28/27	140,000	139,532
Occidental Petroleum
5.375% 1/1/32	775,000	764,144
5.55% 10/1/34	540,000	527,957
6.125% 1/1/31	2,042,000	2,100,628
ONEOK
4.35% 3/15/29	1,500,000	1,476,560
5.05% 11/1/34	1,349,000	1,302,921
5.65% 11/1/28	700,000	721,190
5.70% 11/1/54	960,000	899,167

ORLEN 144A 6.00% 1/30/35 #	475,000	487,897
Pertamina Persero 144A 3.65% 7/30/29 #	197,000	186,883
Petronas Capital 144A 5.848% 4/3/55 #	380,000	385,633
Raizen Fuels Finance 144A 6.95% 3/5/54 #	465,000	453,633
Reliance Industries 144A 2.875% 1/12/32 #	405,000	351,982
Santos Finance 144A 3.649% 4/29/31 #	1,700,000	1,541,920
SEPLAT Energy 144A 9.125% 3/21/30 #	365,000	364,310
Southern Gas Corridor CJSC 6.875% 3/24/26 ■	200,000	202,180
State Oil Co. of the Azerbaijan Republic 6.95% 3/18/30 ■	200,000	208,956
Targa Resources 4.20% 2/1/33	300,000	277,429
Targa Resources Partners 5.00% 1/15/28	2,525,000	2,526,023
Tecpetrol 144A 7.625% 1/22/33 #	380,000	381,254
Tennessee Gas Pipeline 144A 2.90% 3/1/30 #	6,275,000	5,727,691

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)

Transportadora de Gas del Sur 144A 8.50% 7/24/31 #	295,000	$ 308,178
Venture Global Calcasieu Pass 144A 3.875% 11/1/33 #	3,870,000	3,333,852
Woodside Finance 144A 3.70% 9/15/26 #	400,000	395,109
		71,503,547
Finance Companies — 2.49%
Abu Dhabi Developmental Holding PJSC 144A 5.50% 5/8/34 #	1,500,000	1,557,209
AerCap Ireland Capital DAC
2.45% 10/29/26	1,445,000	1,396,718
3.00% 10/29/28	4,503,000	4,232,658
4.45% 10/1/25	1,200,000	1,198,371
4.45% 4/3/26	150,000	149,895
5.10% 1/19/29	1,000,000	1,009,166
6.50% 7/15/25	1,350,000	1,354,000
Air Lease
2.875% 1/15/26	2,050,000	2,020,578
3.00% 2/1/30	6,050,000	5,550,356
4.125% 12/15/26 μ, ψ	967,000	920,318
4.625% 10/1/28	1,884,000	1,877,133
5.10% 3/1/29	1,363,000	1,378,680

American Express 5.284% 7/26/35 μ	1,700,000	1,699,896
Apollo Debt Solutions 6.70% 7/29/31	2,755,000	2,844,072
Aviation Capital Group
144A 3.50% 11/1/27 #	3,905,000	3,773,426
144A 5.375% 7/15/29 #	1,400,000	1,411,733
Avolon Holdings Funding
144A 2.528% 11/18/27 #	116,000	108,619
144A 4.95% 1/15/28 #	1,030,000	1,025,980
Blackstone Private Credit Fund
144A 5.60% 11/22/29 #	920,000	912,664
144A 6.00% 11/22/34 #	1,460,000	1,405,499

Blackstone Reg Finance 5.00% 12/6/34	1,990,000	1,962,697
Blue Owl Credit Income
144A 5.80% 3/15/30 #	1,995,000	1,957,202
144A 6.60% 9/15/29 #	1,170,000	1,189,445

Brookfield Capital Finance 6.087% 6/14/33	3,800,000	3,993,753
Cantor Fitzgerald 144A 7.20% 12/12/28 #	2,800,000	2,955,428
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Finance Companies (continued)

Crown Castle 2.25% 1/15/31		5,000,000	$ 4,275,491
DAE Funding 3.375% 3/20/28 ■		2,700,000	2,575,932
Encore Capital Group 144A 8.50% 5/15/30 #		400,000	412,845
Fideicomiso Irrevocable de Administracion y Fuente de Pago Numero CIB/4323 PIK, 144A 11.00% 9/12/31 #, <<<		272,700	281,563
GE Capital UK Funding Unlimited 5.875% 1/18/33 ■	GBP	300,000	397,288
Indigo Group 1.625% 4/19/28 ■	EUR	1,700,000	1,764,601
Jefferies Finance 144A 5.00% 8/15/28 #		1,530,000	1,439,684
Jyske Realkredit 1.50% 10/1/53	DKK	1	0
Logicor Financing 3.25% 11/13/28 ■	EUR	3,400,000	3,634,771
MAF Global Securities 7.875% 6/30/27 μ, ψ, ■		215,000	223,600
Owl Rock Capital 2.875% 6/11/28		500,000	459,064
Realkredit Danmark
1.00% 10/1/50	DKK	1	0
1.50% 10/1/53 ■	DKK	1	0
2.00% 10/1/53 ■	DKK	1	0

Sirius Real Estate 1.125% 6/22/26 ■	EUR	2,400,000	2,534,393
UWM Holdings 144A 6.625% 2/1/30 #		1,480,000	1,469,325
			67,354,053
Industrials — 0.81%
Aeropuertos Dominicanos Siglo XXI 144A 7.00% 6/30/34 #		245,000	246,106
Amcor Flexibles North America 144A 5.50% 3/17/35 #		1,000,000	1,004,007
Amphenol 2.20% 9/15/31		1,415,000	1,214,725
ATP Tower Holdings 144A 7.875% 2/3/30 #		585,000	587,149
Boeing
6.259% 5/1/27		500,000	514,558
6.298% 5/1/29		700,000	734,384
6.388% 5/1/31		600,000	639,694
6.528% 5/1/34		500,000	536,030

Schedules of investments
Optimum Fixed Income Fund
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Industrials (continued)
Boeing
6.858% 5/1/54		5,465,000	$ 5,941,024
7.008% 5/1/64		400,000	433,826

Cemex 144A 9.125% 3/14/28 #, μ, ψ		220,000	223,555
Deere & Co. 5.70% 1/19/55		930,000	969,413
Holcim Finance Luxembourg
0.50% 4/23/31 ■	EUR	1,100,000	1,005,619
0.625% 4/6/30 ■	EUR	1,000,000	953,112

HTA Group 144A 7.50% 6/4/29 #		365,000	370,959
Mauser Packaging Solutions Holding 144A 7.875% 4/15/27 #		1,290,000	1,265,813
MV24 Capital 144A 6.748% 6/1/34 #		376,050	364,004
Quikrete Holdings 144A 6.375% 3/1/32 #		1,000,000	1,007,165
Sitios Latinoamerica 144A 6.00% 11/25/29 #		315,000	318,330
Union Pacific
5.10% 2/20/35		1,375,000	1,387,393
5.60% 12/1/54		2,030,000	2,040,672
			21,757,538
Insurance — 0.69%
200 Park Funding Trust 144A 5.74% 2/15/55 #		1,195,000	1,186,773
AIA Group
144A 3.90% 4/6/28 #		1,000,000	984,523
144A 5.375% 4/5/34 #		310,000	314,687

Aon 2.90% 8/23/51		4,930,000	3,029,048
Aon North America
5.30% 3/1/31		1,040,000	1,064,510
5.75% 3/1/54		375,000	370,110

Arthur J Gallagher & Co. 5.55% 2/15/55		1,000,000	960,305
Athene Global Funding 3.534% (EUR003M + 1.00%) 2/23/27 ■, •	EUR	2,500,000	2,718,598
Athene Holding
3.45% 5/15/52		2,510,000	1,612,652
3.95% 5/25/51		1,120,000	802,729
6.625% 10/15/54 μ		1,180,000	1,171,434

F&G Global Funding 144A 5.875% 1/16/30 #		1,100,000	1,119,946
Fairfax Financial Holdings 4.625% 4/29/30		1,000,000	986,938
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Insurance (continued)

Marsh & McLennan 5.35% 11/15/44		2,450,000	$ 2,395,908
			18,718,161
Real Estate Investment Trusts — 0.82%
American Tower
2.30% 9/15/31		1,600,000	1,369,185
3.65% 3/15/27		300,000	295,031
3.95% 3/15/29		2,150,000	2,089,760
5.20% 2/15/29		600,000	609,719

EPR Properties 4.50% 6/1/27		1,700,000	1,677,833
Extra Space Storage 5.40% 2/1/34		2,340,000	2,343,907
GLP Capital 4.00% 1/15/30		2,600,000	2,459,815
Iron Mountain 144A 5.25% 7/15/30 #		661,000	634,396
Iron Mountain Information Management Services 144A 5.00% 7/15/32 #		2,105,000	1,946,576
IRSA Inversiones y Representaciones 144A 8.00% 3/31/35 #		395,000	381,669
Prologis 4.20% 2/15/33	CAD	1,300,000	908,496
Starwood Property Trust 144A 7.25% 4/1/29 #		3,315,000	3,402,513
Sunac China Holdings
PIK, 144A 6.00% 9/30/26 #, >>		482,710	55,512
PIK, 144A 6.25% 9/30/27 #, >>		281,821	32,410
Trust Fibra Uno
144A 4.869% 1/15/30 #		305,000	285,696
144A 7.375% 2/13/34 #		260,000	261,499
VICI Properties
144A 4.625% 12/1/29 #		650,000	631,188
4.75% 2/15/28		100,000	100,071
4.95% 2/15/30		1,815,000	1,800,994
5.625% 4/1/35		715,000	711,498
144A 5.75% 2/1/27 #		145,000	147,142
			22,144,910
Technology — 1.85%
Accenture Capital
4.25% 10/4/31		5,425,000	5,328,018
4.50% 10/4/34		2,045,000	1,976,783

Amentum Holdings 144A 7.25% 8/1/32 #		1,845,000	1,816,888
Broadcom
144A 3.137% 11/15/35 #		2,789,000	2,312,691

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology (continued)
Broadcom
144A 3.187% 11/15/36 #	5,700,000	$ 4,681,023
144A 3.419% 4/15/33 #	1,600,000	1,425,111
144A 4.926% 5/15/37 #	115,000	110,620
5.05% 7/12/29	2,000,000	2,028,285
5.05% 4/15/30	2,900,000	2,939,478

CDW 3.276% 12/1/28	4,143,000	3,911,330
Cloud Software Group 144A 6.50% 3/31/29 #	1,920,000	1,867,787
Entegris 144A 4.75% 4/15/29 #	1,230,000	1,186,863
Fiserv 3.50% 7/1/29	3,500,000	3,329,370
Foundry JV Holdco 144A 6.10% 1/25/36 #	1,520,000	1,557,976
KLA 4.95% 7/15/52	2,110,000	1,934,644
Leidos 5.50% 3/15/35	1,590,000	1,585,912
NXP 3.875% 6/18/26	3,250,000	3,221,953
Oracle
3.60% 4/1/50	357,000	248,216
5.25% 2/3/32	1,885,000	1,910,178
6.00% 8/3/55	800,000	799,537

Roper Technologies 4.90% 10/15/34	1,170,000	1,144,062
Synopsys
5.15% 4/1/35	1,220,000	1,226,890
5.70% 4/1/55	920,000	914,131
TD SYNNEX
2.375% 8/9/28	800,000	739,067
2.65% 8/9/31	1,200,000	1,025,406

TSMC Arizona 2.50% 10/25/31	590,000	522,329
TSMC Global 144A 2.25% 4/23/31 #	245,000	214,770
		49,959,318
Transportation — 0.32%
Air Canada 144A 3.875% 8/15/26 #	300,000	293,590
American Airlines 144A 5.50% 4/20/26 #	208,334	207,921
American Airlines 2015-1 Class A Pass Through Trust 3.375% 11/1/28 ♦	944,438	915,259
American Airlines 2016-1 Class AA Pass Through Trust 3.575% 7/15/29 ♦	416,970	403,117
American Airlines 2016-3 Class AA Pass Through Trust 3.00% 4/15/30 ♦	809,924	765,908
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Transportation (continued)
American Airlines 2019-1 Class AA Pass Through Trust 3.15% 8/15/33 ♦	145,742	$ 133,504
American Airlines 2021-1 Class A Pass Through Trust 2.875% 1/11/36 ♦	86,594	75,951
British Airways 2018-1 Class AA Pass Through Trust 144A 3.80% 3/20/33 #, ♦	807,026	778,524
British Airways 2019-1 Class AA Pass Through Trust 144A 3.30% 6/15/34 #, ♦	229,222	213,489
Delta Air Lines 7.375% 1/15/26	900,000	916,309
Latam Airlines Group 144A 7.875% 4/15/30 #	455,000	451,644
Mileage Plus Holdings 144A 6.50% 6/20/27 #	315,000	316,555
Penske Truck Leasing 144A 4.45% 1/29/26 #	2,100,000	2,095,414
United Airlines 144A 4.625% 4/15/29 #	300,000	284,111
United Airlines 2020-1 Class A Pass Through Trust 5.875% 4/15/29 ♦	809,808	824,669
US Airways 2013-A Class A Pass Through Trust 3.95% 5/15/27 ♦	31,726	31,509
		8,707,474
Utilities — 2.63%
Adani Electricity Mumbai 144A 3.949% 2/12/30 #	245,000	209,734
AEP Texas 5.40% 6/1/33	2,805,000	2,823,496
AES Andes
144A 6.25% 3/14/32 #	375,000	377,779
144A 8.15% 6/10/55 #, μ	280,000	289,761

Appalachian Power 4.50% 8/1/32	2,045,000	1,960,035
Berkshire Hathaway Energy 2.85% 5/15/51	4,385,000	2,692,662
Boston Gas 144A 3.757% 3/16/32 #	500,000	455,521
Chile Electricity Lux II 144A 6.01% 1/20/33 #	339,450	348,785

Schedules of investments
Optimum Fixed Income Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Utilities (continued)

Cikarang Listrindo 144A 5.65% 3/12/35 #	710,000	$ 701,841
Constellation Energy Generation 5.75% 3/15/54	1,595,000	1,536,323
Dominion Energy
6.625% 5/15/55 μ	1,090,000	1,085,068
Series A 6.875% 2/1/55 μ	1,295,000	1,341,187

Duke Energy 6.45% 9/1/54 μ	475,000	475,386
Edison International 5.25% 3/15/32	300,000	287,111
Engie Energia Chile 144A 6.375% 4/17/34 #	380,000	391,914
Entergy Arkansas 4.20% 4/1/49	870,000	699,468
Entergy Louisiana 4.95% 1/15/45	235,000	210,749
Entergy Texas 3.55% 9/30/49	700,000	498,662
Exelon 5.45% 3/15/34	645,000	656,217
GDZ Elektrik Dagitim 144A 9.00% 10/15/29 #	310,000	299,864
Georgia Global Utilities JSC 144A 8.875% 7/25/29 #	275,000	280,841
Georgia Power 4.70% 5/15/32	3,200,000	3,164,156
JSW Hydro Energy 144A 4.125% 5/18/31 #	243,375	218,603
Mexico Generadora de Energia 144A 5.50% 12/6/32 #	311,882	307,950
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	381,226	369,724
Nevada Power 5.90% 5/1/53	1,670,000	1,673,225
NextEra Energy Capital Holdings
1.90% 6/15/28	4,500,000	4,152,920
5.55% 3/15/54	1,475,000	1,411,510
6.375% 8/15/55 μ	525,000	526,878
6.50% 8/15/55 μ	650,000	664,260
Oglethorpe Power
3.75% 8/1/50	1,620,000	1,147,990
6.20% 12/1/53	355,000	363,684
Pacific Gas & Electric
2.10% 8/1/27	1,400,000	1,313,578
3.00% 6/15/28	800,000	752,442
3.30% 3/15/27	700,000	680,368
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Utilities (continued)
Pacific Gas & Electric
3.30% 8/1/40	5,698,000	$ 4,194,373
3.50% 6/15/25	400,000	398,851
3.50% 8/1/50	1,100,000	731,990
4.20% 3/1/29	3,200,000	3,096,828
4.40% 3/1/32	1,300,000	1,217,592
4.50% 7/1/40	1,100,000	935,015
PacifiCorp
5.10% 2/15/29	360,000	366,864
5.45% 2/15/34	610,000	615,226
5.80% 1/15/55	560,000	546,919

Pedernales Electric Cooperative 144A 6.202% 11/15/32 #	520,000	544,360
PG&E 5.25% 7/1/30	1,110,000	1,066,785
Saavi Energia 144A 8.875% 2/10/35 #	340,000	344,403
Sempra
4.875% 10/15/25 μ, ψ	575,000	570,937
6.40% 10/1/54 μ	2,691,000	2,559,118

Sorik Marapi Geothermal Power 144A 7.75% 8/5/31 #	365,301	358,407
Southern California Edison
4.00% 4/1/47	880,000	657,903
5.20% 6/1/34	1,340,000	1,308,789
5.25% 3/15/30	900,000	905,600

Southern California Gas 2.95% 4/15/27	2,600,000	2,525,028
Star Energy Geothermal Wayang Windu 144A 6.75% 4/24/33 #	331,525	334,029
System Energy Resources 2.14% 12/9/25	800,000	785,663
Virginia Electric and Power 5.00% 4/1/33	4,000,000	3,965,733
Vistra 144A 7.00% 12/15/26 #, μ, ψ	1,500,000	1,520,172
Vistra Operations
144A 6.00% 4/15/34 #	595,000	601,776
144A 6.95% 10/15/33 #	6,060,000	6,514,130
		71,036,183
Total Corporate Bonds (cost $879,081,345)		858,845,209

Government Agency Obligations — 0.44%
Airport Authority 144A 4.875% 7/15/30 #	200,000	203,775

	Principal amount°	Value (US $)

Government Agency Obligations (continued)
Chile Electricity Lux Mpc II 144A 5.58% 10/20/35 #	320,000	$ 320,192
Consorcio Transmantaro 144A 5.20% 4/11/38 #	280,000	266,748
Corp Nacional del Cobre de Chile
144A 3.70% 1/30/50 #	225,000	154,241
144A 4.25% 7/17/42 #	200,000	158,538
144A 6.33% 1/13/35 #	400,000	412,252

Development Bank of Kazakhstan JSC 144A 5.50% 4/15/27 #	200,000	201,002
Ecopetrol 5.875% 11/2/51	400,000	270,580
FIEMEX Energia - Banco Actinver Institucion de Banca Multiple 144A 7.25% 1/31/41 #	338,045	334,918
First Abu Dhabi Bank PJSC 4.50% 4/5/26 μ, ψ, ■	325,000	321,838
Freeport Indonesia 144A 5.315% 4/14/32 #	335,000	328,912
Gaci First Investment 4.875% 2/14/35 ■	264,000	255,033
Georgian Railway JSC 4.00% 6/17/28 ■	200,000	176,977
Hutama Karya Persero 144A 3.75% 5/11/30 #	454,000	427,100
KazMunayGas National 144A 5.375% 4/24/30 #	200,000	197,962
Ma'aden Sukuk 144A 5.25% 2/13/30 #	670,000	678,473
Mazoon Assets 144A 5.25% 10/9/31 #	200,000	197,760
Mersin Uluslararasi Liman Isletmeciligi 144A 8.25% 11/15/28 #	275,000	282,652
MISC Capital Two Labuan 144A 3.75% 4/6/27 #	315,000	309,711
OCP
144A 3.75% 6/23/31 #	200,000	177,766
144A 5.125% 6/23/51 #	335,000	257,976
144A 7.50% 5/2/54 #	415,000	425,837

Ooredoo International Finance 144A 4.625% 10/10/34 #	400,000	390,254
Oryx Funding 144A 5.80% 2/3/31 #	250,000	252,213
Perusahaan Perseroan Persero Perusahaan Listik Negara
144A 4.00% 6/30/50 #	325,000	226,133
	Principal amount°	Value (US $)

Government Agency Obligations (continued)
Perusahaan Perseroan Persero Perusahaan Listik Negara
144A 4.125% 5/15/27 #	300,000	$ 295,215
144A 5.25% 5/15/47 #	415,000	355,689
Petroleos Mexicanos
5.95% 1/28/31	600,000	508,464
6.70% 2/16/32	76,000	66,838
6.75% 9/21/47	390,000	267,060
7.69% 1/23/50	240,000	180,180
10.00% 2/7/33	100,000	104,245
Petronas Capital
144A 2.48% 1/28/32 #	200,000	171,067
144A 4.95% 1/3/31 #	430,000	431,902

PTTEP Treasury Center 144A 2.587% 6/10/27 #	200,000	191,692
QazaqGaz JSC 144A 4.375% 9/26/27 #	430,000	417,129
Saudi Arabian Oil
144A 3.50% 11/24/70 #	220,000	136,730
144A 4.25% 4/16/39 #	200,000	174,524
144A 5.75% 7/17/54 #	200,000	189,094

Sweihan PV Power PJSC 144A 3.625% 1/31/49 #	396,563	328,028
Telecommunications Telekom Srbija AD Belgrade 144A 7.00% 10/28/29 #	475,000	474,637
YPF 144A 9.50% 1/17/31 #	415,000	434,123
Total Government Agency Obligations (cost $12,524,219)		11,955,460

Municipal Bonds — 0.40%
American Municipal Power, Ohio
(Combined Hydroelectric Projects - Build America Bonds) Series B 8.084% 2/15/50	1,500,000	1,902,930
Chicago, Illinois Transit Authority Sales Tax Receipts Revenue
(Pension Funding) Series A 6.899% 12/1/40	1,642,461	1,819,174
(Retiree Health Care) Series B 6.899% 12/1/40	1,642,475	1,819,188

Schedules of investments
Optimum Fixed Income Fund
	Principal amount°	Value (US $)

Municipal Bonds (continued)
Golden State, California Tobacco Securitization
(Senior) Series A1 2.587% 6/1/29	1,700,000	$ 1,560,345
Municipal Electric Authority of Georgia
(Build America Bonds Plant Vogtle Units 3 & 4 Project) 6.655% 4/1/57	1,685,000	1,850,417
New York State Urban Development
(Build America Bonds) Series E 5.77% 3/15/39	625,000	638,706
West Virginia Tobacco Settlement Finance Authority
(Class 1 Senior Current Interest Bonds)
Series A 1.82% 6/1/26	250,000	242,160
Series A 2.351% 6/1/28	300,000	279,459
Series A 2.551% 6/1/29	300,000	274,707
Series A 2.951% 6/1/31	500,000	443,335
Total Municipal Bonds (cost $12,110,872)		10,830,421

Non-Agency Asset-Backed Securities — 3.72%
ABFC Trust Series 2006-HE1 A2D 4.875% (TSFR01M + 0.55%, Floor 0.44%) 1/25/37 •	222,865	123,005
ACHV ABS Trust Series 2024-3AL A 144A 5.01% 12/26/31 #	633,710	634,227
Argent Securities Trust
Series 2006-M1 A2C 4.735% (TSFR01M + 0.41%, Floor 0.30%) 7/25/36 •	1,037,760	276,678
Series 2006-W4 A2C 4.755% (TSFR01M + 0.43%, Floor 0.32%) 5/25/36 •	544,833	130,016

Bear Stearns Asset-Backed Securities I Trust Series 2005-FR1 M2 5.44% (TSFR01M + 1.12%, Floor 1.01%) 6/25/35 •	266,744	260,166
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Carvana Auto Receivables Trust
Series 2024-N2 A2 144A 5.90% 8/10/27 #	166,080	$ 166,649
Series 2024-P2 A3 5.33% 7/10/29	4,000,000	4,035,377

Centex Home Equity Loan Trust Series 2002-A AF6 5.54% 1/25/32	85	85
Chase Auto Owner Trust Series 2024-2A A3 144A 5.52% 6/25/29 #	2,900,000	2,946,028
Chesapeake Funding II Series 2024-1A A1 144A 5.52% 5/15/36 #	2,465,653	2,492,241
CIT Mortgage Loan Trust Series 2007-1 1M1 144A 6.685% (TSFR01M + 2.36%, Floor 2.25%) 10/25/37 #, •	2,732,728	2,767,851
Citizens Auto Receivables Trust
Series 2023-1 A3 144A 5.84% 1/18/28 #	7,453,302	7,511,847
Series 2024-1 A2A 144A 5.43% 10/15/26 #	912,369	913,818
Countrywide Asset-Backed Certificates Trust
Series 2004-3 2A 4.835% (TSFR01M + 0.51%, Floor 0.40%) 8/25/34 •	21,388	20,844
Series 2006-1 AF6 4.428% 7/25/36 •	15,366	15,045
Series 2006-11 1AF6 6.15% 9/25/46 •	18,210	16,690
Series 2006-26 2A4 4.875% (TSFR01M + 0.55%, Floor 0.44%) 6/25/37 •	658,255	644,283
Series 2007-6 2A4 5.055% (TSFR01M + 0.73%, Floor 0.62%) 9/25/37 •	935,047	768,062

CWABS Asset-Backed Certificates Trust Series 2005-3 MV7 6.385% (TSFR01M + 2.06%, Floor 1.95%) 8/25/35 •	4,200,000	3,887,366

	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

CyrusOne Data Centers Issuer I Series 2024-2A A2 144A 4.50% 5/20/49 #	5,000,000	$ 4,809,094
DataBank Issuer Series 2021-1A A2 144A 2.06% 2/27/51 #	1,600,000	1,553,979
Diamond Infrastructure Funding Series 2021-1A A 144A 1.76% 4/15/49 #	4,700,000	4,452,455
Domino's Pizza Master Issuer Series 2021-1A A2I 144A 2.662% 4/25/51 #	7,196,500	6,644,133
EquiFirst Mortgage Loan Trust Series 2004-2 M7 7.435% (TSFR01M + 3.11%, Floor 3.00%) 10/25/34 •	662,361	610,646
Ford Credit Auto Owner Trust Series 2024-B A3 5.10% 4/15/29	2,900,000	2,936,294
Ford Credit Floorplan Master Owner Trust Series 2024-1 A1 144A 5.29% 4/15/29 #	6,500,000	6,612,317
Fremont Home Loan Trust Series 2004-B M1 5.305% (TSFR01M + 0.98%, Floor 0.87%) 5/25/34 •	1,675,194	1,623,264
Frontier Issuer Series 2024-1 A2 144A 6.19% 6/20/54 #	1,350,000	1,393,019
GE-WMC Mortgage Securities Trust Series 2006-1 A2B 4.735% (TSFR01M + 0.41%, Floor 0.30%) 8/25/36 •	1,544,429	656,461
GLS Auto Select Receivables Trust Series 2024-3A A2 144A 5.59% 10/15/29 #	438,511	444,110
GM Financial Consumer Automobile Receivables Trust Series 2024-2 A2A 5.33% 3/16/27	2,142,063	2,147,191
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Golden Credit Card Trust Series 2022-4A A 144A 4.31% 9/15/27 #	2,000,000	$ 1,997,339
GreenState Auto Receivables Trust Series 2024-1A A2 144A 5.53% 8/16/27 #	2,093,439	2,099,846
GSAMP Trust
Series 2006-FM3 A2D 4.895% (TSFR01M + 0.34%, Floor 0.23%) 11/25/36 •	707,703	329,231
Series 2007-SEA1 A 144A 4.735% (TSFR01M + 0.41%, Floor 0.30%) 12/25/36 #, •	316,919	313,421

Home Equity Mortgage Loan Asset-Backed Trust Series 2007-A 2A3 4.675% (TSFR01M + 0.35%, Floor 0.24%) 4/25/37 •	952,876	641,137
HSI Asset Securitization Trust Series 2006-HE1 2A1 4.535% (TSFR01M + 0.21%, Floor 0.10%) 10/25/36 •	20,450	6,888
JPMorgan Chase Bank Series 2021-3 B 144A 0.76% 2/26/29 #	18,136	18,070
JPMorgan Mortgage Acquisition Trust Series 2006-CW2 AV5 4.675% (TSFR01M + 0.35%, Floor 0.24%) 8/25/36 •	17,171	17,110
Long Beach Mortgage Loan Trust
Series 2006-1 2A4 5.035% (TSFR01M + 0.71%, Floor 0.60%) 2/25/36 •	2,210,190	1,888,799
Series 2006-7 1A 4.745% (TSFR01M + 0.42%, Floor 0.31%) 8/25/36 •	2,044,827	1,039,307
Morgan Stanley ABS Capital I Trust
Series 2007-HE1 A2C 4.585% (TSFR01M + 0.26%, Floor 0.15%) 11/25/36 •	3,317,402	1,861,474

Schedules of investments
Optimum Fixed Income Fund
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Morgan Stanley ABS Capital I Trust
Series 2007-HE5 A2D 4.775% (TSFR01M + 0.45%, Floor 0.34%) 3/25/37 •	2,526,551	$ 1,066,317

New Century Home Equity Loan Trust Series 2005-1 M2 5.155% (TSFR01M + 0.83%, Cap 12.50%, Floor 0.83%) 3/25/35 •	233,599	233,779
Nissan Master Owner Trust Receivables Series 2024-B A 144A 5.05% 2/15/29 #	8,000,000	8,065,174
Option One Mortgage Loan Trust
Series 2005-1 M1 5.215% (TSFR01M + 0.89%, Floor 0.78%) 2/25/35 •	645,111	611,888
Series 2007-4 2A4 4.745% (TSFR01M + 0.42%, Floor 0.31%) 4/25/37 •	4,327,283	2,433,265

Porsche Innovative Lease Owner Trust Series 2024-1A A3 144A 4.67% 11/22/27 #	3,800,000	3,812,782
Santander Drive Auto Receivables Trust Series 2025-1 D 5.43% 3/17/31	1,600,000	1,619,346
Sofi Professional Loan Program Series 2016-F A2 144A 3.02% 2/25/40 #	43,632	42,751
Structured Asset Investment Loan Trust Series 2003-BC2 M1 5.815% (TSFR01M + 1.49%, Floor 1.38%) 4/25/33 •	15,778	15,973
Structured Asset Securities Mortgage Loan Trust
Series 2006-BC1 A6 4.705% (TSFR01M + 0.38%, Floor 0.27%) 3/25/36 •	808,049	764,328
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Structured Asset Securities Mortgage Loan Trust
Series 2006-BC2 A1 4.59% (TSFR01M + 0.27%, Floor 0.16%) 9/25/36 •	2,626,458	$ 1,599,508

Toyota Auto Receivables Owner Trust Series 2024-B A3 5.33% 1/16/29	5,500,000	5,577,891
United Auto Credit Securitization Trust Series 2024-1 A 144A 6.17% 8/10/26 #	233,148	233,266
Westlake Automobile Receivables Trust Series 2024-3A A2A 144A 4.82% 9/15/27 #	1,915,272	1,916,944
World Omni Auto Receivables Trust Series 2024-B A2B 4.779% (SOFR + 0.43%, Floor 0.43%) 9/15/27 •	885,730	886,066
Total Non-Agency Asset-Backed Securities (cost $106,743,702)		100,585,141

Non-Agency Collateralized Mortgage Obligations — 3.02%
Alternative Loan Trust Resecuritization Series 2008-2R 3A1 6.00% 8/25/37 •	790,512	368,750
Angel Oak Mortgage Trust Series 2024-2 A1 144A 5.985% 1/25/69 #, ~	1,134,411	1,139,695
ARM Trust
Series 2005-10 3A31 4.054% 1/25/36 •	13,299	11,833
Series 2006-2 1A4 4.745% 5/25/36 •	242,249	211,226
Banc of America Funding Trust
Series 2005-E 7A1 6.065% (12MTA + 1.43%, Floor 1.43%) 6/20/35 •	58,415	46,709
Series 2006-I 1A1 6.48% 12/20/36 •	51,302	50,737

Banc of America Mortgage Trust Series 2003-D 2A1 6.87% 5/25/33 •	365	358

	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)

Bear Stearns ARM Trust Series 2003-5 2A1 5.26% 8/25/33 •	11,092	$ 10,252
Bear Stearns Asset-Backed Securities Trust Series 2007-SD1 22A1 5.358% 10/25/36 •	90,897	39,679
Chase Home Lending Mortgage Trust
Series 2024-7 A11 144A 5.64% (SOFR + 1.30%, Cap 8.00%) 6/25/55 #, •	3,236,149	3,250,414
Series 2024-RPL1 A1A 144A 3.25% 3/25/64 #, •	1,663,024	1,488,536
Series 2024-RPL3 A1A 144A 3.25% 9/25/64 #, •	3,143,703	2,788,998

Chase Mortgage Finance Trust Series 2005-A1 3A1 4.79% 12/25/35 •	29,654	26,070
CHL Mortgage Pass Through Trust Series 2007-4 1A1 6.00% 5/25/37 ♦	649,085	284,750
Citigroup Mortgage Loan Trust Series 2024-1 A11 144A 5.69% (SOFR + 1.35%, Cap 8.00%) 7/25/54 #, •	3,197,288	3,204,968
COLT Mortgage Loan Trust Series 2024-3 A1 144A 6.393% 6/25/69 #, ~	2,554,383	2,581,642
Connecticut Avenue Securities Series 2025-R01 1M2 144A 5.836% (SOFR + 1.50%) 1/25/45 #, •	680,000	676,002
Connecticut Avenue Securities Trust
Series 2022-R01 1M2 144A 6.24% (SOFR + 1.90%) 12/25/41 #, •	1,500,000	1,512,882
Series 2022-R02 2M2 144A 7.34% (SOFR + 3.00%) 1/25/42 #, •	900,000	917,909
Series 2024-R04 1M1 144A 5.44% (SOFR + 1.10%) 5/25/44 #, •	3,199,972	3,194,027
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Connecticut Avenue Securities Trust
Series 2025-R02 1M2 144A 5.936% (SOFR + 1.60%) 2/25/45 #, •	1,620,000	$ 1,616,178

Cross Mortgage Trust Series 2024-H3 A1 144A 6.272% 6/25/69 #, ~	3,518,668	3,556,248
CSMC Mortgage-Backed Trust
Series 2007-1 5A14 6.00% 2/25/37	136,168	75,377
Series 2007-3 4A12 2.315% (6.64% minus TSFR01M, Cap 6.75%) 4/25/37 Σ, =, •	59,723	7,757
Series 2007-3 4A15 5.50% 4/25/37	26,519	21,522
Series 2007-3 4A6 4.685% (TSFR01M + 0.36%, Cap 7.00%, Floor 0.25%) 4/25/37 •	59,723	45,750

CSMC Trust Series 2005-1R 2A5 144A 5.75% 12/26/35 #	460,663	270,726
First Franklin Mortgage Loan Trust Series 2006-FF5 2A3 4.755% (TSFR01M + 0.43%, Floor 0.32%) 4/25/36 •	470,478	459,622
Flagstar Mortgage Trust Series 2021-2 A6 144A 2.50% 4/25/51 #, •	692,509	611,886
GCAT Trust Series 2024-NQM2 A1 144A 6.085% 6/25/59 #, ~	3,291,505	3,311,578
GMACM Mortgage Loan Trust Series 2006-J1 A1 5.75% 4/25/36	12,309	10,887
GS Mortgage-Backed Securities Trust
Series 2021-PJ4 A8 144A 2.50% 9/25/51 #, •	1,766,649	1,567,397
Series 2021-PJ7 A2 144A 2.50% 1/25/52 #, •	1,996,852	1,628,994

Schedules of investments
Optimum Fixed Income Fund
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)

GSR Mortgage Loan Trust Series 2007-AR1 2A1 4.517% 3/25/47 •	336,939	$ 199,739
JPMorgan Alternative Loan Trust Series 2007-A2 11A1 4.795% (TSFR01M + 0.47%, Cap 11.50%, Floor 0.36%) 6/25/37 •	2,622,983	1,344,050
JPMorgan Mortgage Trust
Series 2006-A6 2A4L 5.774% 10/25/36 •	138,920	111,219
Series 2006-A7 2A2 4.557% 1/25/37 •	24,972	19,089
Series 2007-A1 6A1 5.686% 7/25/35 •	20,468	19,806
Series 2014-2 B1 144A 3.404% 6/25/29 #, •	21,186	20,378
Series 2014-2 B2 144A 3.404% 6/25/29 #, •	21,186	20,307
Series 2015-4 B1 144A 3.516% 6/25/45 #, •	333,393	311,258
Series 2015-4 B2 144A 3.516% 6/25/45 #, •	142,492	132,285
Series 2016-4 B1 144A 3.786% 10/25/46 #, •	145,270	137,258
Series 2016-4 B2 144A 3.786% 10/25/46 #, •	265,053	250,160
Series 2017-1 B3 144A 3.447% 1/25/47 #, •	729,629	653,829
Series 2017-2 A3 144A 3.50% 5/25/47 #, •	42,228	38,253
Series 2020-2 A3 144A 3.50% 7/25/50 #, •	118,051	104,916
Series 2020-7 A3 144A 3.00% 1/25/51 #, •	389,656	336,022
Series 2021-1 A3 144A 2.50% 6/25/51 #, •	624,849	510,521
Series 2021-10 A3 144A 2.50% 12/25/51 #, •	1,328,383	1,085,297
Series 2021-13 B1 144A 3.139% 4/25/52 #, •	1,840,851	1,547,553
JPMorgan Trust
Series 2015-5 B2 144A 5.866% 5/25/45 #, •	112,216	110,945
Series 2015-6 B1 144A 3.504% 10/25/45 #, •	125,092	120,096
Series 2015-6 B2 144A 3.504% 10/25/45 #, •	121,711	116,293

Lehman Mortgage Trust Series 2007-10 2A2 6.50% 1/25/38	1,141,746	316,475
		Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Ludgate Funding
Series 2006-1X A2A 4.789% (SONIA + 0.32%) 12/1/60 ■, •	GBP	651,103	$ 828,590
Series 2008-W1X A1 5.199% (SONIA + 0.72%) 1/1/61 ■, •	GBP	267,773	343,239

Mansard Mortgages Series 2007-1X A2 4.859% (SONIA + 0.30%) 4/15/47 ■, •	GBP	316,256	403,241
MASTR Alternative Loan Trust
Series 2004-3 8A1 7.00% 4/25/34		824	852
Series 2004-5 6A1 7.00% 6/25/34		7,500	7,659

MASTR ARM Trust Series 2004-4 4A1 6.221% 5/25/34 •		19,540	18,875
Merrill Lynch Mortgage Investors Trust Series 2004-A1 2A2 6.501% 2/25/34 •		1,029	976
Mill City Mortgage Loan Trust Series 2019-1 A1 144A 3.25% 10/25/69 #, •		3,531,804	3,425,609
Morgan Stanley Residential Mortgage Loan Trust
Series 2020-1 A2A 144A 2.50% 12/25/50 #, •		638,701	529,016
Series 2021-1 A2 144A 2.50% 3/25/51 #, •		573,043	469,111
Series 2021-4 A3 144A 2.50% 7/25/51 #, •		640,884	524,199
New Residential Mortgage Loan Trust
Series 2018-RPL1 A1 144A 3.50% 12/25/57 #, •		87,716	84,607
Series 2019-RPL3 A1 144A 2.75% 7/25/59 #, •		1,973,090	1,889,170

OBX Trust Series 2024-NQM8 A1 144A 6.233% 5/25/64 #, ~		2,607,681	2,638,794
PRKCM Series 2024-AFC1 A1 144A 6.333% 3/25/59 #, ~		734,843	739,945

		Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)

PRPM Series 2024-RPL1 A1 144A 4.20% 12/25/64 #, ~		2,871,666	$ 2,807,151
RAAC Trust Series 2005-SP2 2A 5.035% (TSFR01M + 0.71%, Cap 14.00%, Floor 0.60%) 6/25/44 •		121,479	110,090
Radnor Re Series 2024-1 M1B 144A 7.24% (SOFR + 2.90%, Floor 2.90%) 9/25/34 #, •		233,000	234,999
RALI Series Trust
Series 2007-QA5 2A1 6.202% 9/25/37 •		1,739,825	1,152,250
Series 2007-QH8 A 5.544% 10/25/37 •		991,608	796,519
RCKT Mortgage Trust
Series 2021-1 A1 144A 2.50% 3/25/51 #, •		622,053	506,650
Series 2021-6 A1 144A 2.50% 12/25/51 #, •		1,360,336	1,110,620

Reperforming Loan REMIC Trust Series 2006-R1 AF1 144A 4.775% (TSFR01M + 0.45%, Cap 9.50%, Floor 0.34%) 1/25/36 #, •		282,285	265,218
Sequoia Mortgage Trust
Series 2004-5 A3 5.271% (TSFR06M + 0.99%, Cap 11.50%, Floor 0.56%) 6/20/34 •		40,171	37,237
Series 2007-1 4A1 3.575% 9/20/46 •		167,069	111,804
Series 2015-1 B2 144A 3.937% 1/25/45 #, •		83,635	81,176
Series 2017-5 B2 144A 3.786% 8/25/47 #, •		2,471,405	2,307,065
Series 2020-4 A2 144A 2.50% 11/25/50 #, •		516,778	422,844

Stratton Mortgage Funding Series 2024-2A A 144A 5.38% (SONIA + 0.90%) 6/28/50 #, •	GBP	810,082	1,048,832
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)

Structured ARM Loan Trust Series 2006-1 7A4 4.08% 2/25/36 •	28,974	$ 24,687
Structured Asset Mortgage Investments II Trust Series 2005-AR5 A2 4.931% (TSFR01M + 0.61%, Cap 11.00%, Floor 0.50%) 7/19/35 •	41,436	40,959
Towd Point Mortgage Trust
Series 2017-4 M1 144A 3.25% 6/25/57 #, •	615,000	557,366
Series 2018-1 A1 144A 3.00% 1/25/58 #, •	55,515	54,638
Series 2019-4 A1 144A 2.90% 10/25/59 #, •	3,697,451	3,524,891
Series 2024-5 A1A 144A 4.492% 10/25/64 #, •	3,759,652	3,777,278
Verus Securitization Trust
Series 2023-7 A1 144A 7.07% 10/25/68 #, ~	4,235,179	4,315,997
Series 2024-4 A1 144A 6.218% 6/25/69 #, ~	3,314,073	3,354,116
WaMu Mortgage Pass Through Certificates Trust
Series 2005-AR16 1A3 4.72% 12/25/35 ♦, •	125,273	114,548
Series 2007-HY1 3A3 4.091% 2/25/37 ♦, •	89,678	76,263
Series 2007-HY7 4A1 5.043% 7/25/37 ♦, •	192,034	171,348
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR11 A6 7.021% 8/25/36 •	81,542	74,042
Series 2020-1 A1 144A 3.00% 12/25/49 #, •	114,064	98,911
Total Non-Agency Collateralized Mortgage Obligations (cost $87,673,566)		81,576,490

Schedules of investments
Optimum Fixed Income Fund
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities — 4.44%
AG Trust Series 2024-NLP A 144A 6.335% (TSFR01M + 2.02%, Floor 2.02%) 7/15/41 #, •	1,900,663	$ 1,900,717
BANK
Series 2017-BNK5 B 3.896% 6/15/60 •	605,000	580,791
Series 2017-BNK7 A5 3.435% 9/15/60	1,120,000	1,085,183
Series 2019-BN20 A3 3.011% 9/15/62	8,000,000	7,335,366
Series 2019-BN21 A5 2.851% 10/17/52	2,100,000	1,910,857
Series 2020-BN29 A4 1.997% 11/15/53	5,880,000	4,956,707
Series 2022-BNK39 B 3.238% 2/15/55 •	1,353,000	1,151,538
Series 2022-BNK39 C 3.269% 2/15/55 •	797,000	655,550
Series 2022-BNK40 B 3.393% 3/15/64 •	1,800,000	1,552,866
Series 2024-BNK47 A5 5.716% 6/15/57	3,500,000	3,661,265
Benchmark Mortgage Trust
Series 2020-B17 A5 2.289% 3/15/53	3,460,000	3,047,561
Series 2020-B19 A5 1.85% 9/15/53	3,000,000	2,562,284
Series 2020-B20 A5 2.034% 10/15/53	5,250,000	4,463,194
Series 2020-B21 A5 1.978% 12/17/53	1,300,000	1,106,359
Series 2020-B22 A5 1.973% 1/15/54	6,600,000	5,605,734
Series 2021-B24 A5 2.584% 3/15/54	6,790,000	5,870,008
Series 2022-B32 B 3.202% 1/15/55 •	1,800,000	1,461,494
Series 2022-B32 C 3.454% 1/15/55 •	2,200,000	1,735,702
Series 2022-B33 B 3.614% 3/15/55 •	900,000	756,931
Series 2022-B33 C 3.614% 3/15/55 •	900,000	727,196
Series 2022-B34 A5 3.786% 4/15/55 •	2,950,000	2,684,030
Series 2022-B35 A5 4.443% 5/15/55 •	2,925,000	2,798,481

BMO Mortgage Trust Series 2022-C1 A5 3.374% 2/15/55 •	600,000	538,893
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
Cantor Commercial Real Estate Lending
Series 2019-CF1 A5 3.786% 5/15/52	2,340,000	$ 2,220,941
Series 2019-CF2 A5 2.874% 11/15/52	4,000,000	3,644,694
Series 2019-CF3 A4 3.006% 1/15/53	800,000	729,430
CD Mortgage Trust
Series 2017-CD6 B 3.911% 11/13/50 •	440,000	411,120
Series 2019-CD8 A4 2.912% 8/15/57	4,575,000	4,175,694

CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.838% 12/10/54	3,100,000	3,031,095
Citigroup Commercial Mortgage Trust
Series 2016-P3 A4 3.329% 4/15/49	1,305,000	1,278,096
Series 2017-C4 A4 3.471% 10/12/50	635,000	615,088
COMM Mortgage Trust
Series 2016-CR28 A4 3.762% 2/10/49	2,330,000	2,311,616
Series 2018-HCLV A 144A 5.615% (TSFR01M + 1.30%, Floor 1.00%) 9/15/33 #, •	2,900,000	2,681,639

DB-JPM Mortgage Trust Series 2016-C1 A4 3.276% 5/10/49	900,000	882,429
GS Mortgage Securities Trust
Series 2017-GS5 A4 3.674% 3/10/50	1,280,000	1,242,976
Series 2017-GS6 A3 3.433% 5/10/50	1,935,000	1,869,745
Series 2019-GC39 A4 3.567% 5/10/52	1,250,000	1,174,444
Series 2019-GC42 A4 3.00% 9/10/52	5,000,000	4,575,056
Series 2020-GC47 A5 2.377% 5/12/53	3,716,000	3,297,738

	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)

Hilton USA Trust Series 2016-SFP A 144A 2.828% 11/5/35 #	2,500,000	$ 2,050,678
JPM-BB Commercial Mortgage Securities Trust Series 2015-C31 A3 3.801% 8/15/48	6,912,223	6,866,092
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.144% 6/15/49	1,640,000	1,593,346
Series 2016-C4 A3 3.141% 12/15/49	1,065,000	1,029,373
Series 2017-C7 A5 3.409% 10/15/50	2,395,000	2,302,074
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.499% 4/15/46	100,796	94,463
Series 2016-JP2 AS 3.056% 8/15/49	1,250,000	1,188,044
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C26 A5 3.531% 10/15/48	960,000	952,856
Series 2015-C27 ASB 3.557% 12/15/47	428	427
Morgan Stanley Capital I Trust
Series 2014-150E A 144A 3.912% 9/9/32 #	3,700,000	3,320,294
Series 2019-L3 A4 3.127% 11/15/52	1,000,000	932,620
Series 2020-HR8 A4 2.041% 7/15/53	4,415,000	3,836,330
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS3 A4 3.617% 9/15/57	510,000	506,252
Series 2016-BNK1 A3 2.652% 8/15/49	1,220,000	1,178,591
Series 2020-C58 A4 2.092% 7/15/53	2,300,000	1,978,165
Total Non-Agency Commercial Mortgage-Backed Securities (cost $129,131,979)		120,120,113

	Principal amount°	Value (US $)

Loan Agreements — 1.92%
Basic Industry — 0.03%
A-Ap Buyer 7.075% (SOFR01M + 2.75%) 9/9/31 •	917,700	$ 918,847
		918,847
Capital Goods — 0.08%
Berry Global Tranche AA 6.186% (SOFR01M + 1.86%) 7/1/29 •	356,121	356,426
Standard Industries 6.069% (SOFR01M + 1.75%) 9/22/28 •	345,950	346,136
SunSource Borrower 8.425% (SOFR01M + 4.10%) 3/25/31 •	1,519,650	1,461,713
		2,164,275
Communications — 0.21%
Charter Communications Operating
Tranche B-4 6.298% (SOFR03M + 2.00%) 12/7/30 •	1,826,875	1,820,138
Tranche B5 6.548% (SOFR03M + 2.25%) 12/15/31 •	465,832	464,813

Frontier Communications Holdings Tranche B 6.792% (SOFR06M + 2.50%) 7/1/31 •	1,987,936	1,999,118
Midcontinent Communications 6.819% (SOFR01M + 2.50%) 8/16/31 •	1,218,875	1,219,890
Virgin Media Bristol Tranche Y 7.724% (SOFR03M + 3.28%) 3/31/31 •	215,000	207,400
		5,711,359
Consumer Cyclical — 0.57%
Flutter Entertainment Tranche B 6.049% (SOFR03M + 1.75%) 11/30/30 •	1,517,317	1,514,472
Hilton Worldwide Finance Tranche B4 6.070% (SOFR01M + 1.75%) 11/8/30 •	1,088,891	1,088,040
IRB Holding Tranche B 6.825% (SOFR01M + 2.50%) 12/15/27 •	3,480,480	3,461,173

Schedules of investments
Optimum Fixed Income Fund
	Principal amount°	Value (US $)

Loan Agreements (continued)
Consumer Cyclical (continued)
Marriott Ownership Resorts 6.575% (SOFR01M + 2.25%) 4/1/31 •	1,885,750	$ 1,887,125
Peer Holding III Tranche B5 6.799% (SOFR03M + 2.50%) 7/1/31 •	3,336,637	3,337,332
Scientific Games International Tranche B-2 6.566% (SOFR01M + 2.25%) 4/14/29 •	1,860,283	1,852,145
White Cap Buyer Tranche C 7.575% (SOFR01M + 3.25%) 10/19/29 •	2,294,250	2,229,151
		15,369,438
Consumer Non-Cyclical — 0.20%
Concentra Health Services Tranche B-1 6.325% (SOFR01M + 2.00%) 7/26/31 •	1,536,150	1,543,831
DaVita Tranche B-1 6.325% (SOFR01M + 2.00%) 5/9/31 •	2,333,275	2,332,983
TransUnion Intermediate Holdings Tranche B-8 6.075% (SOFR01M + 1.75%) 6/24/31 •	1,473,862	1,471,329
		5,348,143
Finance Companies — 0.12%
Dragon Buyer 7.299% (SOFR03M + 3.00%) 9/30/31 •	1,386,525	1,378,899
Jefferies Finance 7.319% (SOFR01M + 3.00%) 10/21/31 •	683,288	682,434
June Purchaser 7.467% (SOFR06M + 3.25%) 11/28/31 •	1,182,857	1,185,445
		3,246,778
Industrials — 0.19%
Alliance Laundry Systems Tranche B 7.072% (SOFR03M + 2.75%) 8/19/31 •	985,000	983,030
Azorra Soar TLB Finance 7.799% (SOFR03M + 3.50%) 10/18/29 •	661,675	666,637
Indicor Tranche D 7.049% (SOFR03M + 2.75%) 11/22/29 •	1,895,250	1,888,617
	Principal amount°	Value (US $)

Loan Agreements (continued)
Industrials (continued)
Stonepeak Nile Parent TBD 2/3/32 X	1,500,000	$ 1,496,016
		5,034,300
Insurance — 0.13%
Ardonagh Group Finco 7.049% - 8.039% (SOFR03M + 3.75%) 2/17/31 •	2,800,000	2,765,000
USI 6.549% (SOFR03M + 2.25%) 9/27/30 •	694,478	688,141
		3,453,141
Technology — 0.30%
Amentum Holdings 6.575% (SOFR01M + 2.25%) 9/29/31 •	1,835,400	1,784,066
Cotiviti TBD 3/29/32 X	1,990,000	1,958,906
Entegris Tranche B 6.049% (SOFR03M + 1.75%) 7/6/29 •	603,292	603,251
Epicor Software Tranche F 7.075% (SOFR01M + 2.75%) 5/30/31 •	860,416	859,341
Icon Parent I 7.315% (SOFR02M + 3.00%) 11/13/31 •	1,010,000	1,002,804
Informatica Tranche B 6.575% (SOFR01M + 2.25%) 10/27/28 •	615,950	618,901
UKG Tranche B 7.300% (SOFR03M + 3.00%) 2/10/31 •	1,293,077	1,292,605
		8,119,874
Transportation — 0.01%
Delta Air Lines 8.043% (SOFR03M + 3.75%) 10/20/27 •	168,644	170,225
		170,225
Utilities — 0.08%
Calpine
6.075% (SOFR01M + 1.75%) 2/15/32 •	181,177	180,771
Tranche B-10 6.075% (SOFR01M + 1.75%) 1/31/31 •	237,557	236,894

Lightning Power Tranche B 6.549% (SOFR03M + 2.25%) 8/18/31 •	1,337,639	1,332,146

		Principal amount°	Value (US $)

Loan Agreements (continued)
Utilities (continued)

Vistra Operations 6.075% (SOFR01M + 1.75%) 12/20/30 •		497,982	$ 497,155
			2,246,966
Total Loan Agreements (cost $51,933,006)			51,783,346

Sovereign Bonds — 3.62%Δ
Albania — 0.01%
Albania Government International Bonds
144A 3.50% 6/16/27 #	EUR	150,000	161,209
144A 4.75% 2/14/35 #	EUR	150,000	156,812
			318,021
Angola — 0.01%
Angolan Government International Bonds
8.25% 5/9/28 ■		200,000	186,643
144A 8.75% 4/14/32 #		200,000	172,370
			359,013
Argentina — 0.02%
Argentine Republic Government International Bonds
0.75% 7/9/30 ~		264,000	193,380
1.00% 7/9/29		28,650	22,275
4.125% 7/9/35 ~		461,150	289,292
			504,947
Armenia — 0.01%
Republic of Armenia International Bond 3.60% 2/2/31 ■		440,000	373,703
			373,703
Bahrain — 0.01%
Bahrain Government International Bond 144A 7.375% 5/14/30 #		300,000	313,873
			313,873
Benin — 0.01%
Benin Government International Bond 144A 7.96% 2/13/38 #		200,000	187,225
			187,225
Bermuda — 0.02%
Bermuda Government International Bonds
144A 5.00% 7/15/32 #		400,000	394,200
5.00% 7/15/32 ■		255,000	251,302
			645,502
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Brazil — 0.95%
Brazil Letras do Tesouro Nacional
11.753% 7/1/25 ^	BRL	85,000,000	$ 14,420,891
13.496% 10/1/25 ^	BRL	57,830,000	9,456,927
Brazilian Government International Bonds
4.75% 1/14/50		510,000	360,702
6.00% 10/20/33		200,000	194,995
7.125% 5/13/54		1,200,000	1,150,200
			25,583,715
Canada — 1.13%
CPPIB Capital 4.30% 6/2/34 ■	CAD	4,000,000	2,945,054
Province of British Columbia Canada 4.15% 6/18/34	CAD	3,700,000	2,686,688
Province of Ontario Canada 3.65% 6/2/33	CAD	5,600,000	3,959,440
Province of Quebec Canada
3.60% 9/1/33	CAD	9,800,000	6,883,869
4.45% 9/1/34	CAD	19,000,000	14,100,309
			30,575,360
Chile — 0.01%
Chile Government International Bonds
3.10% 5/7/41		323,000	237,954
3.50% 1/25/50		200,000	141,770
			379,724
Colombia — 0.02%
Colombia Government International Bonds
5.00% 6/15/45		200,000	134,850
5.20% 5/15/49		496,000	331,457
8.75% 11/14/53		200,000	199,128
			665,435
Dominican Republic — 0.03%
Dominican Republic International Bonds
144A 4.875% 9/23/32 #		500,000	455,100
5.30% 1/21/41 ■		231,000	194,883
144A 6.95% 3/15/37 #		250,000	252,750
			902,733
Ecuador — 0.01%
Ecuador Government International Bond 6.90% 7/31/30 ■, ~		350,000	208,704
			208,704

Schedules of investments
Optimum Fixed Income Fund
	Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Egypt — 0.02%
Egypt Government International Bonds
5.80% 9/30/27 ■	211,000	$ 197,878
144A 8.70% 3/1/49 #	359,000	275,599
		473,477
Ghana — 0.00%
Ghana Government International Bonds
144A 4.854% 7/3/26 #, ^	5,520	5,192
144A 5.00% 7/3/29 #, ~	55,660	48,691
144A 5.00% 7/3/35 #, ~	80,040	57,064
144A 5.586% 1/3/30 #, ^	11,542	8,906
		119,853
Guatemala — 0.01%
Guatemala Government Bond 144A 6.55% 2/6/37 #	200,000	199,202
		199,202
Honduras — 0.01%
Honduras Government International Bond 144A 8.625% 11/27/34 #	200,000	198,550
		198,550
Hungary — 0.01%
MFB Magyar Fejlesztesi Bank 6.50% 6/29/28 ■	215,000	221,865
		221,865
Israel — 0.10%
Israel Government International Bonds
5.375% 3/12/29	1,400,000	1,412,449
5.375% 2/19/30	1,200,000	1,209,635
		2,622,084
Italy — 0.25%
Cassa Depositi e Prestiti 144A 5.875% 4/30/29 #	6,600,000	6,860,491
		6,860,491
Ivory Coast — 0.02%
Ivory Coast Government International Bonds
144A 6.125% 6/15/33 #	430,000	383,410
144A 8.075% 4/1/36 #	200,000	191,956
		575,366
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Japan — 0.42%
Japan Government Forty Year Bond 2.20% 3/20/64	JPY	722,000,000	$ 4,283,251
Japan Government Thirty Year Bond 2.30% 12/20/54	JPY	470,000,000	3,017,797
Japan Government Twenty Year Bond 2.00% 12/20/44	JPY	610,000,000	3,939,569
			11,240,617
Jordan — 0.01%
Jordan Government International Bond 144A 4.95% 7/7/25 #		200,000	199,249
			199,249
Mexico — 0.05%
Mexico Government International Bonds
6.338% 5/4/53		420,000	382,813
6.875% 5/13/37		900,000	923,040
			1,305,853
Montenegro — 0.01%
Montenegro Government International Bond 144A 4.875% 4/1/32 #	EUR	140,000	148,441
			148,441
Nigeria — 0.02%
Nigeria Government International Bonds
7.375% 9/28/33 ■		320,000	270,785
144A 7.875% 2/16/32 #		337,000	300,254
			571,039
Oman — 0.01%
Oman Government International Bond 144A 6.75% 1/17/48 #		343,000	355,064
			355,064
Paraguay — 0.02%
Paraguay Government International Bonds
144A 5.40% 3/30/50 #		403,000	347,003
5.40% 3/30/50 ■		220,000	189,431
			536,434
Peru — 0.01%
Peruvian Government International Bond 2.844% 6/20/30		312,000	281,536
			281,536

		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Poland — 0.03%
Bank Gospodarstwa Krajowego
144A 5.375% 5/22/33 #		250,000	$ 249,970
144A 5.75% 7/9/34 #		200,000	204,054
Republic of Poland Government International Bonds
4.875% 2/12/30		200,000	202,039
5.50% 4/4/53		203,000	191,455
			847,518
Qatar — 0.01%
Qatar Government International Bond 144A 4.40% 4/16/50 #		411,000	353,178
			353,178
Republic of North Macedonia — 0.01%
North Macedonia Government International Bond 144A 3.675% 6/3/26 #	EUR	150,000	161,948
			161,948
Romania — 0.07%
Romanian Government International Bonds
144A 1.75% 7/13/30 #	EUR	1,800,000	1,629,088
144A 2.625% 12/2/40 #	EUR	123,000	80,534
144A 3.375% 1/28/50 #	EUR	109,000	70,713
7.125% 1/17/33 ■		176,000	179,969
			1,960,304
Saudi Arabia — 0.05%
Saudi Government International Bonds
4.50% 10/26/46 ■		450,000	370,125
144A 5.375% 1/13/31 #		900,000	922,770
			1,292,895
Serbia — 0.03%
Serbia International Bonds
144A 1.00% 9/23/28 #	EUR	200,000	194,421
144A 3.125% 5/15/27 #	EUR	100,000	106,790
144A 6.00% 6/12/34 #		400,000	397,246
			698,457
South Africa — 0.13%
Republic of South Africa Government International Bonds
4.85% 9/30/29		3,200,000	3,017,376
5.65% 9/27/47		200,000	148,033
	Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
South Africa (continued)
Republic of South Africa Government International Bonds
5.875% 6/22/30	268,000	$ 260,670
		3,426,079
South Korea — 0.02%
Export-Import Bank of Korea 5.125% 1/11/33	200,000	205,057
Korea Development Bank 4.875% 2/3/30	200,000	203,764
Korea Hydro & Nuclear Power 144A 5.00% 7/18/28 #	260,000	264,242
		673,063
Sri Lanka — 0.01%
Sri Lanka Government International Bonds
144A 3.10% 1/15/30 #, ~	26,208	23,293
144A 3.35% 3/15/33 #, ~	51,407	40,612
144A 3.60% 6/15/35 #, ~	34,712	23,691
144A 3.60% 5/15/36 #, ~	24,091	18,881
144A 3.60% 2/15/38 #, ~	48,202	38,139
144A 4.00% 4/15/28 #	31,201	29,407
		174,023
Türkiye — 0.04%
Hazine Mustesarligi Varlik Kiralama 144A 6.50% 4/26/30 #	200,000	198,251
Turkey Government International Bonds
7.625% 4/26/29	300,000	309,002
9.125% 7/13/30	200,000	218,333

Turkiye Ihracat Kredi Bankasi 144A 5.75% 7/6/26 #	350,000	347,540
		1,073,126
Ukraine — 0.01%
Ukraine Government International Bonds
144A 0.00% 2/1/30 #, ~	13,261	6,884
144A 0.00% 2/1/34 #, ~	49,556	19,653
144A 0.00% 2/1/35 #, ~	41,878	23,182
144A 0.00% 2/1/36 #, ~	34,899	19,967
144A 1.75% 2/1/34 #, ~	109,247	58,485

Schedules of investments
Optimum Fixed Income Fund
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Ukraine (continued)
Ukraine Government International Bonds
144A 1.75% 2/1/35 #, ~		84,970	$ 44,681
144A 1.75% 2/1/36 #, ~		48,554	25,368
			198,220
Venezuela — 0.00%
Venezuela Government International Bond 7.75% 10/13/19 ‡, ■		370,000	61,744
			61,744
Total Sovereign Bonds (cost $98,113,921)			97,847,631

Supranational Banks — 0.45%
Africa Finance 144A 5.55% 10/8/29 #		340,000	339,018
African Development Bank 5.75% 5/7/34 μ, ψ		525,000	506,401
Central American Bank for Economic Integration 144A 4.75% 1/24/28 #		200,000	202,178
Corp Andina de Fomento 5.00% 1/24/29		200,000	204,139
European Union 2.875% 10/5/29 ■	EUR	9,900,000	10,834,974
Total Supranational Banks (cost $11,892,302)			12,086,710

US Treasury Obligations — 17.04%
US Treasury Bonds
1.375% 11/15/40 ∞		100,000	65,031
1.625% 11/15/50		13,500,000	7,352,227
1.75% 8/15/41		1,800,000	1,220,625
1.875% 2/15/41		52,800,000	37,065,188
1.875% 2/15/51		2,700,000	1,566,264
1.875% 11/15/51		5,100,000	2,934,990
2.00% 2/15/50		16,000,000	9,686,250
2.25% 8/15/46		13,695,000	9,214,703
2.25% 8/15/49 ∞		850,000	548,516
2.25% 2/15/52		2,600,000	1,640,844
2.50% 2/15/45		37,100,000	26,759,098
2.75% 8/15/42		900,000	702,984
2.75% 11/15/42		1,400,000	1,089,430
2.875% 5/15/43		2,200,000	1,733,402
2.875% 8/15/45		16,700,000	12,795,396
3.00% 5/15/47 ∞		900,000	691,734
3.00% 8/15/48 ∞		3,770,000	2,863,875
3.00% 2/15/49 ∞		700,000	529,525
3.125% 5/15/48		1,490,000	1,160,250
	Principal amount°	Value (US $)

US Treasury Obligations (continued)
US Treasury Bonds
3.625% 5/15/53	24,300,000	$ 20,476,072
3.875% 2/15/43	3,510,000	3,213,775
4.125% 8/15/44	7,590,000	7,113,253
4.25% 8/15/54	945,000	892,287
4.50% 11/15/54	9,285,000	9,151,528
4.625% 11/15/44	30,665,000	30,712,914
4.75% 2/15/45	15,475,000	15,760,320
US Treasury Inflation Indexed Bonds
0.125% 4/15/25 ∞	38,371,320	38,408,939
0.375% 7/15/25	267,914	268,389
0.625% 7/15/32	35,752,545	33,389,863
1.125% 1/15/33	19,729,325	18,908,881
1.75% 1/15/34 ∞	7,234,080	7,224,250
1.875% 7/15/34	3,847,082	3,884,118
US Treasury Notes
0.50% 10/31/27 ∞	13,200,000	12,111,257
3.75% 8/31/26	410,000	408,799
3.875% 8/15/34	5,190,000	5,059,845
4.00% 3/31/30	20,800,000	20,843,062
4.00% 2/15/34 ∞	1,000,000	986,602
4.25% 2/15/28	48,020,000	48,498,322
4.25% 11/15/34	16,500,000	16,551,563
4.375% 7/15/27	6,705,000	6,775,324
4.50% 12/31/31	27,015,000	27,697,761
4.625% 9/30/28	11,165,000	11,426,243

US Treasury STRIP Principal 2.774% 5/15/44 ^	2,940,000	1,212,410
Total US Treasury Obligations (cost $475,815,573)		460,596,109
	Number of shares
Common Stocks — 0.04%
Financials — 0.00%
MNSN Holdings =, †	2,589	11,003
		11,003
Industrials — 0.04%
Grupo Aeromexico =, †	50,210	1,001,845
		1,001,845
Total Common Stocks (cost $476,500)		1,012,848

	Number of shares	Value (US $)

Preferred Stock — 0.05%
Financial Services — 0.05%
SVB Financial Trust 11/07/32 †	2,953	$ 1,446,970
Total Preferred Stock (cost $1,496,277)		1,446,970
	Notional amount*
Options Purchased — 0.01%
Call Swaptions — 0.01%
1 yr IRS pay a fixed rate 3.75% and receive a floating rate based on 12-month USD-ICE SOFR expiration date 10/30/25 (DB)	83,800,000	325,942
Total Options Purchased (premium paid $449,168)		325,942
	Number of shares
Short-Term Investments — 18.74%
Money Market Mutual Funds — 2.05%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.23%)	13,870,330	13,870,330
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	13,870,330	13,870,330
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.31%)	13,870,330	13,870,330
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.27%)	13,870,330	13,870,330
		55,481,320

	Principal amount°	Value (US $)
Repurchase Agreements — 16.69%
US Treasury repurchase agreement with BNP Paribas 4.37%, dated 3/31/25, to be repurchased 4/2/25, repurchase price $100,012 (collateralized by US government obligations; 3.50%; market value $102,060)	100,000	$ 100,000
US Treasury repurchase agreement with BNP Paribas 4.44%, dated 3/31/25, to be repurchased 4/1/25, repurchase price $149,918,488 (collateralized by US government obligations; 0.375%; market value $152,803,835)	149,900,000	149,900,000
US Treasury repurchase agreement with JPMorgan Securities 4.41%, dated 3/31/25, to be repurchased 4/2/25, repurchase price $133,316,329 (collateralized by US government obligations; 0.125%; market value $135,847,770)	133,300,000	133,300,000

Schedules of investments
Optimum Fixed Income Fund
	Principal amount°	Value (US $)
Repurchase Agreements (continued)
US Treasury repurchase agreement with JPMorgan Securities 5.39%, dated 7/26/24, to be repurchased 7/26/26, repurchase price $186,000,613 (collateralized by US government obligations; 1.875% - 2.25%; market value $177,226,879)	167,764,853	$ 167,764,853
		451,064,853
Total Short-Term Investments (cost $506,546,173)		506,546,173
Total Value of Securities Before Options Written—131.67% (cost $3,638,478,413)		3,559,494,215
	Number of contracts
Options Written — (0.01%)
Futures Call Options — (0.00%)
US Treasury 10 yr Notes, strike price $112, expiration date 4/25/25, notional amount ($212,800,000)	(19)	(8,609)
US Treasury 10 yr Notes, strike price $112.25, expiration date 4/25/25, notional amount ($235,725,000)	(21)	(7,875)
US Treasury 10 yr Notes, strike price $112.5, expiration date 4/25/25, notional amount ($472,500,000)	(42)	(13,125)
		(29,609)
Futures Put Options — (0.00%)
US Treasury 10 yr Notes, strike price $109, expiration date 4/25/25, notional amount ($207,100,000)	(19)	(1,781)
	Number of contracts	Value (US $)
Options Written (continued)
Futures Put Options (continued)
US Treasury 10 yr Notes, strike price $109.5, expiration date 4/25/25, notional amount ($229,950,000)	(21)	$ (3,281)
US Treasury 10 yr Notes, strike price $110, expiration date 4/25/25, notional amount ($462,000,000)	(42)	(11,157)
		(16,219)
	Notional amount*
Call Swaptions — (0.01%)
1 yr IRS pay a fixed rate 2.83% and receive a floating rate based on 12-month USD-ICE SOFR expiration date 10/30/25 (DB)	(83,800,000)	(89,982)
1 yr IRS pay a fixed rate 3.29% and receive a floating rate based on 12-month USD-ICE SOFR expiration date 10/30/25 (DB)	(83,800,000)	(171,482)
5 yr IRS pay a fixed rate 2.35% and receive a floating rate based on 1-month EURIBOR expiration date 4/25/25 (CITI)	(2,700,000)	(8,208)
5 yr IRS pay a fixed rate 2.40% and receive a floating rate based on 1-month EURIBOR expiration date 4/07/25 (BNP)	(500,000)	(1,083)
10 yr IRS pay a fixed rate 2.52% and receive a floating rate based on 1-month EURIBOR expiration date 4/07/25 (MS)	(300,000)	(162)

	Notional amount*	Value (US $)
Call Swaptions (continued)
10 yr IRS pay a fixed rate 3.535% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 4/10/25 (GS)	(1,100,000)	$ (688)
10 yr IRS pay a fixed rate 3.60% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 4/30/25 (GS)	(1,100,000)	(5,047)
10 yr IRS pay a fixed rate 3.695% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 4/17/25 (GS)	(1,000,000)	(4,808)
10 yr IRS pay a fixed rate 3.71% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 4/14/25 (MS)	(1,000,000)	(4,598)
10 yr IRS pay a fixed rate 3.713% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 4/28/25 (GS)	(1,800,000)	(13,447)
10 yr IRS pay a fixed rate 3.723% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 4/14/25 (GS)	(2,300,000)	(11,556)
		(311,061)
Put Swaptions — (0.00%)
5 yr IRS pay a fixed rate 2.65% and receive a floating rate based on 1-month EURIBOR expiration date 4/25/25 (CITI)	(2,700,000)	(1,921)
	Notional amount*	Value (US $)
Put Swaptions (continued)
5 yr IRS pay a fixed rate 2.75% and receive a floating rate based on 1-month EURIBOR expiration date 4/07/25 (BNP)	(500,000)	$ (1)
CDX.NA.IG.44.V1 5yr strike price $1.00, expiration date 7/16/25 (JPMCB)	(1,300,000)	(1,152)
10 yr IRS pay a fixed rate 2.89% and receive a floating rate based on 1-month EURIBOR expiration date 4/07/25 (MS)	(300,000)	(23)
10 yr IRS pay a fixed rate 3.95% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 4/30/25 (GS)	(1,100,000)	(4,053)
10 yr IRS pay a fixed rate 3.985% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 4/10/25 (GS)	(1,100,000)	(634)
10 yr IRS pay a fixed rate 4.045% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 4/17/25 (GS)	(1,000,000)	(809)
10 yr IRS pay a fixed rate 4.06% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 4/14/25 (MS)	(1,000,000)	(466)
10 yr IRS pay a fixed rate 4.063% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 4/28/25 (GS)	(1,800,000)	(2,968)

Schedules of investments
Optimum Fixed Income Fund
	Notional amount*	Value (US $)
Put Swaptions (continued)
10 yr IRS pay a fixed rate 4.073% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 4/14/25 (GS)	(2,300,000)	$ (922)
		(12,949)
Total Options Written (premium received $584,764)		$(369,838)
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
∞	Fully or partially pledged as collateral for futures and swap contracts.
Δ	Securities have been classified by country of risk.
X	This loan will settle after March 31, 2025, at which time the interest rate, based on the SOFR and the agreed upon spread on trade date, will be reflected.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at March 31, 2025.
>>	PIK. 100% of the income received was in the form of principal.
<<<	PIK. 84.62% of the income received was in cash and 15.38% was in principal.
‡	Non-income producing security. Security is currently in default.
ψ	Perpetual security. Maturity date represents next call date.
■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933, as amended.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2025. Rate will reset at a future date.
^^	Represents a security with a settlement after March 31, 2025, at which time the interest rate will be reflected.
≠	The rate shown is the effective yield at the time of purchase.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2025, the aggregate value of Rule 144A securities was $520,489,881, which represents 19.25% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
Ω	Principal only security. A principal only security is the principal only portion of a fixed income security which is separated and sold individually from the interest portion of the security.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
†	Non-income producing security.
*	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.

Unfunded Loan Commitments
The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitment was outstanding at March 31, 2025:
Borrower	Principal Amount	Value	Commitment	Unrealized Appreciation (Depreciation)
June Purchaser TBD 3.25% 11/28/31 X	$197,143	$197,574	$197,143	$431

The following forward foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at March 31, 2025:1
Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BAML	CHF	(355,000)	USD	401,037	4/2/25	$—	$(324)
BAML	CNY	(5,623,000)	USD	774,897	6/18/25	—	(8,826)
BAML	EUR	991,000	USD	(1,078,380)	4/2/25	—	(6,700)
BAML	GBP	1,461,000	USD	(1,874,874)	4/2/25	12,364	—
BAML	INR	102,698,673	USD	(1,197,722)	5/5/25	338	—
BAML	JPY	205,500,000	USD	(1,369,424)	4/2/25	969	—
BAML	KRW	(301,008,216)	USD	205,252	4/7/25	971	—
BAML	KRW	(25,564,230)	USD	17,849	6/5/25	445	—
BAML	KRW	299,875,225	USD	(205,252)	6/18/25	—	(958)
BAML	TWD	(387,271)	USD	11,879	8/20/25	111	—
BAML	ZAR	(14,524,901)	USD	794,465	4/16/25	3,261	—
BNP	BRL	5,930,486	USD	(1,032,610)	5/5/25	—	(180)
BNP	BRL	(85,000,000)	USD	14,221,181	7/2/25	—	(374,860)
BNP	BRL	(45,549,092)	USD	7,406,506	10/2/25	—	(224,557)
BNP	CAD	(19,019)	USD	13,323	5/2/25	86	—
BNP	CHF	(7,012,644)	USD	7,950,449	5/2/25	—	(6,560)
BNP	CNY	(71,191,000)	USD	9,873,887	6/18/25	—	(48,572)
BNP	CNY	(7,247,000)	USD	1,011,034	8/20/25	—	(1,539)
BNP	EUR	(70,917,000)	USD	74,362,006	4/2/25	—	(2,328,547)
BNP	GBP	(5,944,000)	USD	7,513,882	4/2/25	—	(164,243)
BNP	IDR	1,042,891,157	USD	(63,319)	4/23/25	—	(785)
BNP	IDR	(3,221,035,070)	USD	193,824	4/30/25	751	—
BNP	IDR	(26,657,182,549)	USD	1,600,000	5/9/25	2,853	—
BNP	INR	(34,847,302)	USD	407,676	4/7/25	176	—
BNP	INR	79,585,984	USD	(927,677)	4/28/25	1,255	—
BNP	INR	86,090,268	USD	(1,002,278)	5/2/25	2,249	—
BNP	JPY	384,759,008	USD	(2,569,795)	4/2/25	—	(3,999)
BNP	JPY	(199,794,422)	USD	1,333,653	5/2/25	—	(3,197)
BNP	KRW	289,719,318	USD	(200,000)	4/21/25	—	(3,234)
BNP	KRW	876,438,972	USD	(600,000)	4/28/25	—	(4,535)
BNP	PLN	21,725,277	USD	(5,615,508)	6/6/25	—	(20,384)
BNP	SGD	(106,588)	USD	80,093	4/2/25	751	—
BNP	SGD	(133,200)	USD	99,574	5/2/25	257	—
BNP	TWD	(6,532,884)	USD	197,939	4/7/25	1,447	—
BNP	TWD	(13,174,920)	USD	400,000	4/21/25	3,293	—
BNP	TWD	105,023,853	USD	(3,198,920)	4/25/25	—	(35,566)
BNP	TWD	(42,578,826)	USD	1,308,355	7/16/25	18,190	—
BNP	TWD	(71,001,123)	USD	2,176,464	8/20/25	19,111	—
BNP	ZAR	(14,627,118)	USD	801,489	4/16/25	4,717	—
CITI	BRL	118,299,666	USD	(19,959,663)	7/2/25	354,535	—
CITI	CAD	58,576,833	USD	(41,122,829)	4/2/25	—	(413,682)
CITI	CAD	(58,491,458)	USD	41,122,828	5/2/25	413,096	—
CITI	CHF	(177,000)	USD	201,312	4/2/25	1,196	—
CITI	CNY	(3,696,000)	USD	510,037	6/18/25	—	(5,104)
CITI	IDR	40,766,398,886	USD	(2,492,215)	4/23/25	—	(47,778)
CITI	ILS	(4,419,894)	USD	1,212,584	4/16/25	23,437	—
CITI	INR	14,064,605	USD	(161,066)	4/28/25	3,097	—
CITI	JPY	(1,126,100,000)	USD	7,599,123	4/2/25	89,635	—
CITI	KRW	577,259,320	USD	(400,000)	4/7/25	—	(8,239)

Schedules of investments
Optimum Fixed Income Fund
Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CITI	KRW	571,885,575	USD	(397,141)	6/18/25	$—	$(7,537)
CITI	TRY	(25,444,036)	USD	631,101	5/15/25	—	(480)
CITI	TWD	6,537,338	USD	(200,000)	4/7/25	—	(3,374)
CITI	TWD	13,067,851	USD	(396,801)	4/14/25	—	(3,536)
CITI	TWD	(190,439,242)	USD	5,827,394	4/25/25	91,299	—
CITI	TWD	(27,425,940)	USD	843,045	7/16/25	12,022	—
CITI	TWD	(95,558,672)	USD	2,925,939	8/20/25	22,410	—
CITI	ZAR	108,635,760	USD	(5,901,333)	4/16/25	16,300	—
DB	AUD	(6,161,776)	USD	3,885,890	5/2/25	34,705	—
DB	CAD	(58,893,444)	USD	40,942,133	4/2/25	12,951	—
DB	CHF	(6,487,135)	USD	7,237,952	4/2/25	—	(96,373)
DB	ILS	(4,461,576)	USD	1,226,803	4/16/25	26,441	—
DB	KRW	(17,179,411,792)	USD	11,964,326	6/5/25	268,740	—
DB	KRW	(4,196,799)	USD	2,934	6/12/25	76	—
DB	KRW	217,116,410	USD	(149,741)	6/18/25	—	(1,827)
DB	SGD	106,641	USD	(79,642)	4/2/25	—	(261)
DB	SGD	(106,486)	USD	79,642	5/2/25	244	—
GS	BRL	(2,700,000)	USD	449,813	10/2/25	—	(2,532)
GS	IDR	(3,426,438,944)	USD	206,176	4/30/25	791	—
GS	KRW	(276,142,419)	USD	188,022	4/7/25	616	—
GS	KRW	(182,070,177)	USD	124,185	4/14/25	576	—
GS	KRW	456,548,150	USD	(312,207)	6/18/25	—	(1,177)
GS	TRY	(2,042,143)	USD	50,847	4/24/25	—	(1,199)
GS	TRY	(45,778)	USD	1,131	5/15/25	—	(5)
JPMCB	BRL	(9,600,000)	USD	1,484,001	10/2/25	—	(124,334)
JPMCB	CAD	297,526	USD	(206,529)	4/2/25	243	—
JPMCB	CHF	15,584	USD	(17,340)	4/2/25	279	—
JPMCB	EUR	69,926,000	USD	(75,425,676)	4/2/25	193,197	—
JPMCB	EUR	(1,083,952)	USD	1,128,213	4/4/25	—	(44,109)
JPMCB	EUR	1,083,952	USD	(1,165,026)	4/4/25	7,296	—
JPMCB	EUR	(67,954,000)	USD	73,414,376	5/2/25	—	(191,833)
JPMCB	EUR	(137,984)	USD	(149,144)	5/8/25	—	(370)
JPMCB	EUR	(912,965)	USD	(990,373)	6/27/25	—	(1,776)
JPMCB	GBP	(4,483,000)	USD	5,785,585	5/2/25	—	(4,941)
JPMCB	IDR	(3,313,980,000)	USD	200,000	4/21/25	1,267	—
JPMCB	IDR	88,201,287,177	USD	(5,366,021)	4/23/25	—	(77,292)
JPMCB	ILS	(5,529,399)	USD	1,517,733	4/16/25	30,080	—
JPMCB	INR	34,844,040	USD	(400,000)	4/7/25	7,461	—
JPMCB	INR	52,533,900	USD	(600,000)	4/15/25	13,887	—
JPMCB	INR	17,356,840	USD	(200,000)	4/21/25	2,716	—
JPMCB	INR	13,587,512	USD	(155,708)	4/28/25	2,886	—
JPMCB	JPY	536,044,356	USD	(3,571,927)	4/2/25	2,727	—
JPMCB	JPY	(989,944,939)	USD	6,592,553	5/2/25	—	(31,293)
JPMCB	KRW	581,652,000	USD	(400,000)	4/14/25	—	(5,111)
JPMCB	PLN	4,203,506	USD	(1,083,893)	6/6/25	—	(1,323)
JPMCB	PLN	7,150,930	USD	(1,845,049)	6/13/25	—	(3,914)
JPMCB	PLN	(14,996)	USD	3,895	6/20/25	35	—
JPMCB	TRY	(8,095,124)	USD	201,346	4/24/25	—	(4,967)
JPMCB	TRY	20,080,346	USD	(451,802)	5/8/25	50,913	—
JPMCB	TRY	333,640,709	USD	(8,522,221)	5/15/25	—	(240,470)
JPMCB	TWD	(6,562,600)	USD	200,000	4/14/25	2,504	—

Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPMCB	TWD	85,398,868	USD	(2,596,365)	4/25/25	$—	$(24,122)
JPMCB	TWD	(27,021,902)	USD	829,911	7/16/25	11,130	—
JPMCB	TWD	(113,209,191)	USD	3,472,027	8/20/25	32,191	—
TD	EUR	(4,728,330)	USD	4,901,569	5/16/25	—	(224,257)
Total Forward Foreign Currency Exchange Contracts						$1,804,574	$(4,810,782)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
169	3 Month SOFR	$40,427,969	$40,555,989	6/17/25	$—	$(128,020)	$—
169	3 Month SOFR	40,526,200	40,691,191	9/16/25	—	(164,991)	—
169	3 Month SOFR	40,640,275	40,775,691	12/16/25	—	(135,416)	—
169	3 Month SOFR	40,718,437	40,826,391	3/17/26	—	(107,954)	—
169	3 Month SOFR	40,769,138	40,858,079	6/16/26	—	(88,941)	—
169	3 Month SOFR	40,794,488	40,874,979	9/15/26	—	(80,491)	—
166	Canadian Treasury 10 yr Bonds	14,321,184	14,107,087	6/19/25	214,097	—	1,227
(163)	Euro-Bobl	(20,760,711)	(20,924,477)	6/6/25	163,766	—	3,592
(120)	Euro-Bund	(16,716,466)	(17,069,515)	6/6/25	353,049	—	7,113
(50)	Euro-Schatz	(5,782,522)	(5,781,800)	6/6/25	—	(722)	459
(17)	Japanese Treasury 10 yr Bonds	(15,686,379)	(15,578,531)	6/13/25	—	(107,848)	—
24	Long 10 yr Gilt	2,842,573	2,870,061	6/26/25	—	(27,488)	(647)
158	US Treasury 2 yr Notes	32,733,156	32,543,911	6/30/25	189,245	—	—
2,219	US Treasury 5 yr Notes	239,998,719	237,018,850	6/30/25	2,979,869	—	—
(779)	US Treasury 10 yr Notes	(86,639,406)	(86,092,553)	6/18/25	—	(546,853)	—
246	US Treasury 10 yr Ultra Notes	28,074,750	28,054,610	6/18/25	20,140	—	—
774	US Treasury Long Bonds	90,775,687	89,899,263	6/18/25	876,424	—	—
158	US Treasury Ultra Bonds	19,315,500	19,174,483	6/18/25	141,017	—	—
Total Futures Contracts			$522,803,709		$4,937,607	$(1,388,724)	$11,744

Schedules of investments
Optimum Fixed Income Fund
Swap Contracts
CDS Contracts[2]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
Protection Sold/Moody's Ratings:
Boeing 2.60% 10/30/25 Baa2 6/26/26-Quarterly	700,000	1.000%	$5,324	$(1,262)	$6,586	$—	$(89)
Boeing 7.25% 6/15/25 Baa3 12/20/26-Quarterly	4,100,000	1.000%	37,636	(7,910)	45,546	—	(745)
British Telecom 2.70% 10/9/22 Baa1 12/20/28-Quarterly	EUR 1,600,000	1.000%	35,104	(44,633)	79,737	—	(1,327)
CDX.ITRX.EUR.43[4] 6/20/30-Quarterly	EUR 100,000	1.000%	(1,869)	2,181	—	(4,050)	87
CDX.NA.HY.43.V1[5] 12/20/29-Quarterly	20,400,000	5.000%	1,122,955	1,247,270	—	(124,315)	(19,649)
CDX.NA.IG.35[6] 12/20/25-Quarterly	400,000	1.000%	2,594	1,521	1,073	—	(13)
CDX.NA.IG.36[6] 6/20/26-Quarterly	1,900,000	1.000%	18,640	11,505	7,135	—	(151)
CDX.NA.IG.37[6] 12/20/26-Quarterly	300,000	1.000%	3,790	2,286	1,504	—	(21)
CDX.NA.IG.43[6] 12/20/29-Quarterly	1,300,000	1.000%	25,085	29,142	—	(4,057)	(7,963)
CDX.NA.IG.44[6] 6/20/30-Quarterly	500,000	1.000%	9,129	9,161	—	(32)	7,198
General Electric 2.70% 10/9/22 Baa1 6/20/26-Quarterly	600,000	1.000%	6,852	1,414	5,438	—	(47)
General Electric 2.70% 10/9/22 Baa1 12/20/26-Quarterly	1,200,000	1.000%	18,607	4,470	14,137	—	(164)
General Motors 4.875% 10/2/23 Baa2 12/20/26-Quarterly	240,000	5.000%	18,619	15,572	3,047	—	(151)
General Motors 4.875% 10/2/23 Baa2 6/20/28-Quarterly	275,000	5.000%	35,015	20,643	14,372	—	(239)
			1,337,481	1,291,360	178,575	(132,454)	(23,274)
Over-The-Counter:
Protection Purchased/Moody’s Ratings:
JPMCB Mexico 10.375% 1/28/33 Baa2 6/22/26-Quarterly	2,085,000	1.000%	(12,186)	3,817	—	(16,003)	—

Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Over-The-Counter (continued):
Protection Purchased/Moody’s Ratings (continued):
JPMCB Republic of Brazil 1.00% 12/20/29 Ba2 12/20/29 - Quarterly	428,000	1.000%	$12,741	$12,116	$625	$—	$—
JPMCB Republic of South Africa 1.00% 9/20/28 Ba2 6/20/28 - Quarterly	401,000	1.000%	6,652	15,812	—	(9,160)	—
			7,207	31,745	625	(25,163)	—
Protection Sold/Moody's Ratings:
CITI Israel 2.875% 3/16/26 A2 6/20/27-Quarterly	2,200,000	1.000%	20,907	(7,369)	28,276	—	—
DB CMBX.NA.AAA[7] 10/17/57-Monthly	274,024	0.500%	25	(14,948)	14,973	—	—
JPMCB HOCHTIEF 1.00% 3/7/25 BBB 12/20/26-Quarterly	EUR 1,100,000	5.000%	98,316	101,605	—	(3,289)	—
JPMCB HOCHTIEF 5.00% 3/7/25 BBB 12/20/26-Quarterly	EUR 1,100,000	5.000%	98,316	100,899	—	(2,583)	—
			$217,564	$180,187	$43,249	$(5,872)	$—
			$224,771	$211,932	$43,874	$(31,035)	$—
Total CDS Contracts			$1,562,252	$1,503,292	$222,449	$(163,489)	$(23,274)
IRS Contracts[8]
Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount[3]	Fixed/ Floating Interest Rate Paid (Received)	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
1 yr IRS[9] 12/18/25- (At Maturity/ At Maturity)	14,800,000	3.50%/ (4.367)%	$102,653	$4,060	$98,593	$—	$(1,293)
3 yr IRS[9] 2/18/26- (Semiannually/ Quarterly)	42,100,000	(0.64)%/ 4.36%	(1,499,300)	(107,971)	—	(1,391,329)	15,083

Schedules of investments
Optimum Fixed Income Fund
IRS Contracts[8]
Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount[3]	Fixed/ Floating Interest Rate Paid (Received)	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Centrally Cleared (continued):
3 yr IRS[10] 1/4/27- (At Maturity/ At Maturity)	BRL 2,900,000	11.566%/ (14.15)%	$(27,684)	$—	$—	$(27,684)	$803
3 yr IRS[10] 1/4/27- (At Maturity/ At Maturity)	BRL 196,500,000	11.496%/ (14.15)%	(1,932,506)	—	—	(1,932,506)	54,002
5 yr IRS[11] 9/16/25- (Annually/ Annually)	GBP 5,700,000	0.50%/ (4.758)%	294,496	(9,960)	304,456	—	(2,573)
5 yr IRS[12] 4/11/27- (Annually/ Semiannually)	EUR 1,900,000	(0.70)%/ 3.064%	(76,371)	—	—	(76,371)	(253)
5 yr IRS[12] 4/12/27- (Annually/ Semiannually)	EUR 3,800,000	(0.65)%/ 3.064%	(158,619)	—	—	(158,619)	(497)
5 yr IRS[12] 5/13/27- (Annually/ Semiannually)	EUR 4,100,000	(1.00)%/ 2.779%	(117,843)	—	—	(117,843)	(927)
5 yr IRS[12] 5/18/27- (Annually/ Semiannually)	EUR 2,000,000	(1.00)%/ 2.735%	(57,036)	—	—	(57,036)	(478)
5 yr IRS[12] 8/14/29- (Annually/ Semiannually)	EUR 2,400,000	2.65%/ (2.486)%	(64,606)	—	—	(64,606)	1,852
5 yr IRS[13] 10/5/29- (Annually/ Annually)	EUR 3,200,000	2.056%/ (2.417)%	25,628	—	25,628	—	2,686
5 yr IRS[13] 10/5/29- (Annually/ Annually)	EUR 4,700,000	2.063%/ (2.417)%	36,717	—	36,717	—	3,953
5 yr IRS[13] 10/5/29- (Annually/ Annually)	EUR 2,000,000	2.05%/ (2.417)%	16,656	—	16,656	—	1,677
5 yr IRS[9] 12/18/29- (Annually/ Annually)	20,260,000	3.75%/ (4.367)%	(48,588)	36,361	—	(84,949)	(21,707)
5 yr IRS[11] 3/19/30- (Annually/ Annually)	GBP 20,800,000	(3.50)%/ 4.456%	(601,336)	(561,205)	—	(40,131)	14,911
5 yr IRS[12] 9/17/30- (Annually/ Semiannually)	EUR 19,500,000	(2.25)%/ 2.336%	(181,762)	(279,048)	97,286	—	(15,780)
7 yr IRS[9] 10/31/30- (Annually/ Annually)	15,300,000	3.595%/ (4.462)%	110,915	—	110,915	—	(22,608)

IRS Contracts[8]
Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount[3]	Fixed/ Floating Interest Rate Paid (Received)	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Centrally Cleared (continued):
7 yr IRS[9] 10/31/30- (Annually/ Annually)	9,800,000	3.601%/ (4.462)%	$67,943	$—	$67,943	$—	$(14,479)
7 yr IRS[9] 10/31/30- (Annually/ Annually)	4,400,000	3.601%/ (4.462)%	30,526	—	30,526	—	(6,501)
7 yr IRS[9] 10/31/30- (Annually/ Annually)	2,200,000	3.545%/ (4.462)%	21,888	—	21,888	—	(3,254)
7 yr IRS[9] 10/31/30- (Annually/ Annually)	3,390,000	3.582%/ (4.462)%	27,064	—	27,064	—	(5,011)
7 yr IRS[9] 10/31/30- (Annually/ Annually)	4,300,000	3.623%/ (4.462)%	24,573	—	24,573	—	(6,350)
7 yr IRS[9] 10/31/30- (Annually/ Annually)	9,900,000	3.689%/ (4.462)%	21,213	—	21,213	—	(14,599)
7 yr IRS[9] 10/31/30- (Annually/ Annually)	2,900,000	3.664%/ (4.462)%	10,189	—	10,189	—	(4,279)
7 yr IRS[9] 10/31/30- (Annually/ Annually)	2,300,000	3.677%/ (4.462)%	6,471	—	6,471	—	(3,393)
7 yr IRS[9] 12/31/31- (Annually/ Annually)	32,400,000	3.80%/ (4.41)%	(224,709)	—	—	(224,709)	(63,652)
7 yr IRS[9] 12/31/31- (Annually/ Annually)	25,700,000	3.798%/ (4.41)%	(174,534)	—	—	(174,534)	(50,484)
8 yr IRS[14] 6/1/32- (Semiannually/ Semiannually)	CAD 16,200,000	3.50%/ (2.77)%	(715,371)	63,366	—	(778,737)	(27,093)
8 yr IRS[9] 7/15/32- (Annually/ Annually)	15,120,000	(1.857)%/ 4.799%	(2,096,464)	—	—	(2,096,464)	34,217
8 yr IRS[14] 6/1/33- (Semiannually/ Semiannually)	CAD 5,200,000	2.85%/ (3.097)%	(60,134)	(32)	—	(60,102)	(10,228)
8 yr IRS[14] 6/1/33- (Semiannually/ Semiannually)	CAD 7,300,000	2.90%/ (2.77)%	(106,830)	(3,343)	—	(103,487)	(14,323)
8 yr IRS[14] 6/1/33- (Semiannually/ Semiannually)	CAD 2,300,000	3.00%/ (3.023)%	(45,288)	8,125	—	(53,413)	(4,448)

Schedules of investments
Optimum Fixed Income Fund
IRS Contracts[8]
Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount[3]	Fixed/ Floating Interest Rate Paid (Received)	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Centrally Cleared (continued):
9 yr IRS[14] 6/1/34- (Semiannually/ Semiannually)	CAD 10,500,000	3.00%/ (2.98)%	$(192,614)	$12,698	$—	$(205,312)	$(23,681)
9 yr IRS[14] 6/1/34- (Semiannually/ Semiannually)	CAD 2,600,000	3.00%/ (3.04)%	(47,453)	(2,721)	—	(44,732)	(5,864)
9 yr IRS[14] 6/1/34- (Semiannually/ Semiannually)	CAD 10,400,000	2.90%/ (2.948)%	(131,063)	1,985	—	(133,048)	(23,689)
9 yr IRS[14] 6/1/34- (Semiannually/ Semiannually)	CAD 3,500,000	3.00%/ (3.034)%	(63,918)	1,762	—	(65,680)	(7,894)
10 yr IRS[14] 12/20/33- (Semiannually/ Semiannually)	CAD 4,900,000	3.75%/ (2.77)%	(298,348)	(15,619)	—	(282,729)	(9,455)
10 yr IRS[9] 8/14/34- (Annually/ Annually)	100,000	3.569%/ (4.718)%	(722)	—	—	(722)	321
10 yr IRS[9] 9/4/34- (Annually/ Annually)	180,000	3.47%/ (4.642)%	(2,844)	—	—	(2,844)	580
10 yr IRS[9] 12/18/34- (Annually/ Annually)	40,800,000	3.75%/ (4.367)%	111,168	(828,755)	939,923	—	(136,032)
10 yr IRS[12] 1/8/35- (Annually/ Semiannually)	EUR 400,000	(2.22)%/ 2.585%	(16,524)	—	—	(16,524)	(134)
10 yr IRS[9] 2/26/35- (Annually/ Annually)	800,000	4.00%/ (4.34)%	15,788	—	15,788	—	2,736
10 yr IRS[9] 3/3/35- (Annually/ Annually)	250,000	3.89%/ (4.332)%	2,669	—	2,669	—	854
10 yr IRS[9] 3/4/35- (Annually/ Annually)	300,000	3.908%/ (4.332)%	(3,430)	—	—	(3,430)	(1,026)
10 yr IRS[9] 3/5/35- (Annually/ Annually)	1,600,000	3.874%/ (4.331)%	(13,846)	—	—	(13,846)	(5,466)
10 yr IRS[9] 3/5/35- (Annually/ Annually)	400,000	3.87%/ (4.331)%	(3,328)	—	—	(3,328)	(1,366)

IRS Contracts[8]
Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount[3]	Fixed/ Floating Interest Rate Paid (Received)	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Centrally Cleared (continued):
10 yr IRS[9] 3/11/35- (Annually/ Annually)	2,400,000	3.899%/ (4.325)%	$(25,935)	$—	$—	$(25,935)	$(8,221)
10 yr IRS[11] 3/19/35- (Annually/ Annually)	GBP 4,700,000	(3.50)%/ 4.456%	(325,515)	(290,424)	—	(35,091)	5,234
10 yr IRS[12] 4/1/35- (Annually/ Semiannually)	EUR 1,100,000	(2.46)%/ 2.336%	(20,446)	—	—	(20,446)	(20,446)
10 yr IRS[12] 9/17/35- (Annually/ Semiannually)	EUR 30,080,000	(2.25)%/ 2.336%	(1,235,734)	(1,442,944)	207,210	—	(10,646)
30 yr IRS[9] 12/21/52- (Annually/ Annually)	17,000,000	1.75%/ (4.364)%	6,127,251	3,222,362	2,904,889	—	(108,489)
30 yr IRS[9] 9/19/53- (Annually/ Annually)	4,800,000	1.842%/ (4.599)%	1,708,797	1,500,213	208,584	—	(31,556)
30 yr IRS[9] 10/27/53- (Semiannually/ Quarterly)	13,680,000	2.06%/ (4.353)%	4,788,656	—	4,788,656	—	(88,931)
30 yr IRS[9] 6/20/54- (Annually/ Annually)	8,400,000	3.50%/ (4.873)%	545,441	(3,185)	548,626	—	(69,200)
30 yr IRS[12] 9/17/55- (Annually/ Semiannually)	EUR 10,600,000	(2.25)%/ 2.336%	882,043	982,679	—	(100,636)	(28,639)
Total IRS Contracts			$4,408,044	$2,288,404	$10,516,463	$(8,396,823)	$(736,036)
The use of forward foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts and forward foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.
[1]	See Note 7 in “Notes to financial statements."

Schedules of investments
Optimum Fixed Income Fund
[2]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[3]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[4]	Markit’s iTraxx Europe Main Index, or the ITRX EUR CDSI S41, is comprised of 125 Financial entities from the Markit iTraxx® Europe Index referencing subordinated debt.
[5]	Markit’s North America High Yield Index, or the CDX.NA.HY Index, is composed of 100 liquid North American entities with high yield credit ratings that trade in the CDS market.
[6]	Markit’s North America Investment Grade Index, or the CDX.NA.IG Index, is composed of 125 liquid North American entities with investment grade credit ratings that trade in the CDS market.
[7]	Markit’s CMBX Index, or the CMBX.NA Index, is a synthetic tradable index referencing a basket of 25 commercial mortgage-backed securities in North America. Credit-quality rating are measured on a scale that generally ranges from AAA (highest) to BB (lowest). US Agency and US Agency mortgage-backed securities appear under US Government.
[8]	An IRS agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.
[9]	Rates resets based on SOFR.
[10]	Rates resets based on Brazil CETIP Interbank Deposit.
[11]	Rate resets based on SONIA.
[12]	Rate resets based on EUR006M.
[1][3]	Rate resets based on ESTR.
[1][4]	Rates resets based on CORRA.

Summary of abbreviations:
12MTA – 12 Month Treasury Average
ABS – Asset-Backed Security
ARM – Adjustable Rate Mortgage
BAML – Bank of America Merrill Lynch
BNP – BNP Paribas
CDS – Credit Default Swap
CDX.ITRX.EUR – Credit Default Swap Index iTraxx Europe
CDX.NA.HY – Credit Default Swap Index North America High Yield
CDX.NA.IG – Credit Default Swap Index North America Investment Grade
CETIP – Central de Custódia de Liquidação Financeira de Títulos
CITI – Citigroup
CJSC – Closed Joint Stock Company
CLO – Collateralized Loan Obligation
CMBX.NA – Commercial Mortgage-Backed Index North America
CORRA – Canadian Overnight Repo Rate Average
DAC – Designated Activity Company
DB – Deutsche Bank
ESTR – Euro Short-Term Rate
EUR003M – EURIBOR EUR 3 Month
EUR006M – EURIBOR EUR 6 Month
EURIBOR – Euro interbank offered rate
FREMF – Freddie Mac Multifamily
GE – General Electric
GNMA – Government National Mortgage Association
GS – Goldman Sachs
H15T1Y – US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
IBOR – Interbank Offered Rate
ICE – Intercontinental Exchange, Inc.
IRS – Interest Rate Swap
JPM – JPMorgan
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
MASTR – Mortgage Asset Securitization Transactions, Inc.
MS – Morgan Stanley
PIK – Payment-in-kind
PJSC – Private Joint Stock Company
REMIC – Real Estate Mortgage Investment Conduit
RFUCCT1Y – Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
S.F. – Single Family

Summary of abbreviations: (continued)
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR02M – Secured Overnight Financing Rate 2 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SOFR06M – Secured Overnight Financing Rate 6 Month
SONIA – Sterling Overnight Indexed Average
STRIP – Separate Trading of Registered Interest and Principal
TBA – To be announced
TBD – To be determined
TD – TD Bank
TSFR01M – 1 Month Term Secured Overnight Financing Rate
TSFR03M – 3 Month Term Secured Overnight Financing Rate
TSFR06M – 6 Month Term Secured Overnight Financing Rate
yr – Year
Summary of currencies:
AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
CHF – Swiss Franc
CNY – China Yuan Renminbi
DKK – Danish Krone
EUR – European Monetary Unit
GBP – British Pound Sterling
IDR – Indonesian Rupiah
ILS – Israeli New Shekel
INR – Indian Rupee
JPY – Japanese Yen
KRW – South Korean Won
PLN – Polish Zloty
SGD – Singapore Dollar
TRY – Turkish Lira
TWD – New Taiwan Dollar
USD – US Dollar
ZAR – South African Rand
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Optimum International Fund
March 31, 2025
	Number of shares	Value (US $)
Common Stocks — 98.82%Δ
Australia — 3.18%
Aristocrat Leisure	175,254	$ 7,024,904
BlueScope Steel	102,172	1,358,561
Brambles	165,565	2,072,169
Catalyst Metals †	10,588	38,240
Cochlear	3,179	521,032
Computershare	43,403	1,061,220
EBOS Group	47	1,017
Enero Group	384	197
Evolution Mining	95,077	422,397
Northern Star Resources	148,866	1,704,107
Pro Medicus	22,715	2,835,713
Qantas Airways	242,759	1,372,776
REA Group	3,029	415,536
Regis Resources †	160,991	394,333
Rio Tinto	106,310	6,298,454
Wagners Holding	18,860	20,329
		25,540,985
Austria — 0.25%
Erste Group Bank	28,918	1,992,463
Raiffeisen Bank International	646	16,569
		2,009,032
Brazil — 1.98%
BRF	52,000	180,427
MercadoLibre †	7,123	13,896,047
Pagseguro Digital Class A †	76,123	580,819
Ultrapar Participacoes	301,600	916,990
Vibra Energia	72,200	225,971
VTEX Class A †	16,885	85,607
		15,885,861
Canada — 4.98%
Air Canada †	47,588	468,588
Aritzia †	9,300	326,878
Calfrac Well Services †	8,609	23,032
Canadian Imperial Bank of Commerce	20,800	1,170,050
Canadian Tire Class A	10,400	1,080,001
Cascades	23,600	159,077
Cenovus Energy	157,700	2,191,724
Centerra Gold	28,100	178,279
CES Energy Solutions	22,773	117,105
Cogeco	3,100	136,749
Constellation Software	2,294	7,264,936
DRI Healthcare Trust	5,500	44,144
Dundee Precious Metals	64,400	853,863
Dynacor Group	7,900	25,912
Empire Class A	68,700	2,303,447
Enghouse Systems	7,013	125,099
Ensign Energy Services †	15,700	25,420
	Number of shares	Value (US $)
Common StocksΔ (continued)
Canada (continued)
FirstService	1,000	$ 165,818
Great-West Lifeco	9,100	356,525
Hemisphere Energy	20,900	26,433
High Liner Foods	1,000	11,862
iA Financial	41,480	3,939,166
Jaguar Mining †	6,238	12,658
Kinaxis †	595	65,601
Leon's Furniture	900	14,785
Lumine Group †	131,401	3,698,093
Martinrea International	25,979	126,731
Mullen Group	7,400	64,279
Neo Performance Materials	2,852	17,084
Open Text	2,600	65,621
PHX Energy Services	10,600	65,263
Shopify Class A †	39,709	3,791,415
SSR Mining †	23,912	239,837
Stella-Jones	38,368	1,819,417
Suncor Energy	55,200	2,137,343
TFI International	25,420	1,968,171
TMX Group	117,840	4,302,362
Torex Gold Resources †	20,173	558,628
Total Energy Services	7,700	50,297
		39,991,693
China — 12.67%
Agricultural Bank of China Class H	9,167,000	5,513,312
AIA Group	662,000	4,985,343
ATRenew ADR †	11,140	32,752
Autohome ADR	35,867	994,233
Baidu Class A †	206,350	2,385,312
Bilibili Class Z †	50,340	961,975
BOE Technology Group Class A	10,311,900	5,901,290
Build King Holdings	73,424	10,379
Canny Elevator Class A	464,600	467,054
Changjiang & Jinggong Steel Building Group Class A	349,100	154,049
Chaowei Power Holdings	96,000	17,395
Chengdu Kanghong Pharmaceutical Group Class A	183,500	631,345
China Construction Bank Class H	11,445,000	10,119,142
China Display Optoelectronics Technology Holdings †	218,831	5,878
China Minsheng Banking Class H	2,913,500	1,310,456
China Taiping Insurance Holdings	124,800	189,571
Chongqing Rural Commercial Bank Class H	60,502	41,053
Dah Sing Financial Holdings	30,000	111,997
Focus Technology Class A	46,300	274,798
G-bits Network Technology Xiamen Class A	22,600	694,951

	Number of shares	Value (US $)
Common StocksΔ (continued)
China (continued)
Guangdong Vanward New Electric Class A	231,200	$ 366,964
Hisense Visual Technology Class A	50,000	171,132
Industrial and Commercial Bank of China Class H	249,000	177,275
Jacobson Pharma	208,796	31,662
JD.com Class A	79,150	1,635,598
JOYY ADR †	17,282	725,498
Kingnet Network Class A	477,000	1,056,390
Kingsoft	183,200	886,400
Kuaishou Technology †	619,600	4,327,633
Kweichow Moutai Class A	12,400	2,669,222
Lenovo Group	2,026,000	2,728,602
Meituan Class B †	206,490	4,134,338
Midea Group Class A	402,800	4,360,329
Natural Food International Holding	344,000	26,967
NetEase	183,800	3,732,004
Newborn Town †	104,000	78,721
Opple Lighting Class A	124,199	284,820
PAX Global Technology	104,968	65,289
Perennial Energy Holdings	160,061	15,839
Ping An Insurance Group Co. of China Class H	411,000	2,445,470
Postal Savings Bank of China Class H	1,424,000	880,227
Shenzhen Laibao Hi-tech Class A	558,300	847,647
Silergy	166,000	1,887,358
SITC International Holdings	55,000	149,490
Ten Pao Group Holdings	28,685	6,488
Tencent Holdings	324,200	20,706,604
Tencent Music Entertainment Group ADR	409,073	5,894,742
Time Publishing and Media Class A	115,760	131,217
Topsports International Holdings	841,000	369,625
Universal Scientific Industrial Shanghai Class A	12,100	29,100
Vatti Class A	130,300	130,988
Vipshop Holdings ADR	153,207	2,402,286
Xiamen Jihong Technology Class A	203,300	354,080
Yangzijiang Shipbuilding Holdings	510,800	896,468
Yixintang Pharmaceutical Group Class A	279,600	490,438
Yue Yuen Industrial Holdings	21,000	33,680
Zhejiang Hangmin Class A	339,800	333,160
Zhejiang Semir Garment Class A	1,354,878	1,229,380
Zhihu ADR †	5,037	21,508
	Number of shares	Value (US $)
Common StocksΔ (continued)
China (continued)
Zhiou Home Furnishing Technology Class A	94,700	$ 248,121
		101,765,045
Czech Republic — 0.03%
Komercni Banka	5,365	259,622
		259,622
Denmark — 3.48%
Ambu Class B	93,827	1,603,979
AP Moller - Maersk Class B	1,649	2,864,387
Demant †	105,226	3,526,013
DSV	41,438	8,002,744
Genmab †	5,242	1,018,063
Novo Nordisk ADR	546	37,914
Novo Nordisk Class B	41,718	2,840,596
Novonesis (Novozymes) Class B	96,545	5,611,088
Pandora	14,450	2,207,402
ROCKWOOL Class B	593	244,088
		27,956,274
Finland — 0.71%
Cargotec Class B	2,701	122,665
Kalmar Class B	2,701	88,800
Kone Class B	57,586	3,165,692
Orion Class A	1,135	66,273
Orion Class B	22,959	1,361,931
Vaisala Class A	805	38,865
Wartsila	47,574	843,388
		5,687,614
France — 5.97%
BNP Paribas	106,427	8,850,765
Danone	99,532	7,624,081
Dassault Aviation	5,825	1,921,065
Dassault Systemes	122,238	4,618,228
Edenred	173,748	5,624,939
FDJ UNITED	3,442	108,157
Ipsen	3,264	375,524
Klepierre	55,271	1,847,919
LVMH Moet Hennessy Louis Vuitton	6,360	3,931,620
Nexans	19,857	1,941,012
Publicis Groupe	5,824	546,244
Rexel	39,940	1,070,177
Sartorius Stedim Biotech	10,211	2,013,354
Societe Generale	166,487	7,451,127
VIEL & Cie	2,063	29,557
		47,953,769
Germany — 6.66%
adidas	27,888	6,534,652

Schedules of investments
Optimum International Fund
	Number of shares	Value (US $)
Common StocksΔ (continued)
Germany (continued)
BioNTech ADR †	18,152	$ 1,652,921
Continental	14,559	1,016,345
Deutsche Bank	57,548	1,357,786
Deutsche Boerse	51,707	15,213,323
Deutsche Telekom	81,103	3,000,980
DWS Group & Co.	6,697	364,608
HOCHTIEF	1,038	176,215
Knorr-Bremse	18,422	1,664,292
Nemetschek	2,836	327,509
Rational	4,234	3,502,341
SAP	34,301	9,064,716
Scout24	81,485	8,493,778
Talanx	10,628	1,111,282
Trivago ADR †	3,049	12,501
Westwing Group †	2	19
		53,493,268
Greece — 0.01%
Thrace Plastics Holding and Co.	12,866	56,065
		56,065
Hungary — 0.49%
MOL Hungarian Oil & Gas	157,107	1,235,796
OTP Bank	38,678	2,595,898
Richter Gedeon	4,713	129,816
		3,961,510
India — 3.86%
Acevector Limited =, †, π	227,200	92,318
Acevector Limited Series G =, †, π	75,200	30,556
AurionPro Solutions	1,387	25,827
Bharat Petroleum	168,472	545,604
Coal India	658,178	3,051,399
Gujarat Industries Power	13,155	27,537
HCL Technologies	210,125	3,892,632
HDFC Bank	327,643	6,984,108
ICICI Lombard General Insurance	177,129	3,707,902
Indus Towers †	65,457	254,532
Infosys	204,859	3,753,746
Infosys ADR	4,522	82,527
Kirloskar Industries	1,576	57,401
LTIMindtree	9,156	478,313
Mphasis	21,339	621,514
Oil India	4,793	21,624
Oracle Financial Services Software	340	30,984
Power Finance	147,642	710,391
REC	68,397	340,950
Reliance Industries	265,255	3,943,634
Rupa & Co.	325	676
Sammaan Capital	147,519	183,595
	Number of shares	Value (US $)
Common StocksΔ (continued)
India (continued)
Tata Elxsi	5,240	$ 318,366
Wipro	598,241	1,824,660
		30,980,796
Indonesia — 0.38%
Akasha Wira International †	37,900	22,658
Alamtri Resources Indonesia	12,846,998	1,427,189
Asuransi Tugu Pratama Indonesia	107,400	6,291
Bank OCBC Nisp	83,751	6,795
Blue Bird	479,300	43,892
Bukit Asam	1,039,300	157,981
First Resources	24,300	31,533
Global Mediacom †	3,949,300	33,303
Indo Tambangraya Megah	16,519	22,893
Indo-Rama Synthetics †	28,097	3,716
Panin Financial †	1,194,700	26,439
Perusahaan Gas Negara	2,926,720	273,490
Samudera Indonesia	42,480	590
Telkom Indonesia Persero	2,137,300	310,400
United Tractors	482,700	684,275
		3,051,445
Ireland — 4.12%
Amarin ADR †	96,210	43,112
CRH	98,529	8,540,141
Experian	212,432	9,790,914
Kingspan Group	85,241	6,834,487
Ryanair Holdings ADR	186,434	7,899,209
		33,107,863
Israel — 1.50%
Check Point Software Technologies †	29,365	6,692,871
Cognyte Software †	780	6,084
Nice ADR †	9,326	1,437,789
Wix.com †	23,744	3,879,295
		12,016,039
Italy — 1.66%
Banca Mediolanum	64,936	1,044,101
FinecoBank Banca Fineco	356,778	7,019,341
Leonardo	76,358	3,701,429
Technoprobe †	240,458	1,497,642
Unipol Assicurazioni	6,658	105,974
		13,368,487
Japan — 10.14%
A&D HOLON Holdings	1,800	21,997
Achilles	155	1,460
Akatsuki	2,700	56,074
AlphaPolis	4,500	42,543
Anest Iwata	7,200	54,820
Avant Group	2,000	22,988

	Number of shares	Value (US $)
Common StocksΔ (continued)
Japan (continued)
Axell	1,200	$ 8,721
BIPROGY	6,700	204,721
BML	10,600	213,427
Brother Industries	7,600	136,505
Buffalo	1,700	25,048
Business Brain Showa-Ota	1,800	30,530
Business Engineering	1,100	26,768
Capcom	29,300	715,749
Computer Engineering & Consulting	4,100	63,472
Dai Nippon Toryo	4,200	32,622
Daihatsu Diesel Manufacturing	2,500	28,552
Dai-ichi Life Holdings	102,800	776,534
Daiwa Industries	4,700	53,270
Densan System Holdings	1,500	25,942
Doshisha	3,300	48,117
Double Standard	2,300	22,587
Eisai	35,500	981,049
Elecom	27,700	305,274
en Japan	24,100	263,993
Fabrica Holdings	2,500	42,086
FANUC	80,500	2,179,012
Forum Engineering	7,400	49,929
Fujitsu	209,510	4,122,035
Fuso Pharmaceutical Industries	600	9,769
Gakujo	2,600	31,375
Galilei	2,200	40,409
Glory	4,600	80,536
Hisamitsu Pharmaceutical	4,900	132,211
Ichiken	3,100	56,982
Ichikoh Industries	9,200	25,823
Ichiyoshi Securities	1,100	5,530
ID Holdings	3,000	36,642
ISB	3,100	27,716
Itfor	8,900	88,116
IwaiCosmo Holdings	3,200	51,331
Iwaki	4,900	69,291
JAC Recruitment	21,439	115,349
Japan Exchange Group	30,800	313,668
Japan Medical Dynamic Marketing	14,400	54,724
Japan Post Holdings	104,500	1,040,193
Japan Post Insurance	13,500	273,258
Japan System Techniques	19,600	235,869
JK Holdings	3,600	24,146
Kanamoto	3,900	84,246
Kato Works	19,900	164,120
Keyence	7,700	3,002,173
Kitz	8,000	62,084
KNT-CT Holdings †	5,100	39,681
Kyowa Kirin	21,700	314,382
	Number of shares	Value (US $)
Common StocksΔ (continued)
Japan (continued)
Lasertec	30,200	$ 2,553,077
LIFULL	13,500	13,861
Marvelous	9,000	28,202
Matching Service Japan	8,100	51,249
Matsuoka	2,400	28,818
Maxell	9,300	113,033
Mazda Motor	69,000	433,441
Miroku Jyoho Service	14,900	183,779
Mitani Sangyo	10,400	23,020
Mitsubishi Research Institute	6,400	200,333
MIXI	19,200	423,068
Money Forward †	94,200	2,515,308
MonotaRO	234,400	4,371,851
Moriroku	4,500	60,844
NEC	199,500	4,183,129
NEOJAPAN	3,500	35,866
Nexon	14,500	197,213
NIDEC	94,900	1,576,710
Nihon Chouzai	8,300	82,452
Nihon M&A Center Holdings	778,600	3,002,482
Nintendo	71,900	4,846,383
Nippon Shinyaku	5,400	136,881
Nissin	1,500	47,453
Nisso Holdings	14,500	72,505
Obic	21,900	629,156
OBIC Business Consultants	600	28,998
Okinawa Financial Group	3,700	63,299
Olympus	225,200	2,924,042
Ono Pharmaceutical	13,200	141,029
Optim †	3,900	16,901
Oro	1,600	27,650
Osaki Electric	12,200	65,396
Otsuka	65,500	1,413,147
PR Times	2,200	35,672
Recruit Holdings	173,000	8,831,662
Ricoh	46,300	486,800
Sansan †	4,500	57,424
Santen Pharmaceutical	13,200	124,792
SCREEN Holdings	8,300	530,959
Sekisui Kasei	7,100	16,852
Shikoku Bank	4,500	36,092
Shimano	20,400	2,854,150
Shindengen Electric Manufacturing	1,400	18,920
Shinnihonseiyaku	2,500	39,136
Shofu	3,000	42,223
SMC	8,100	2,865,971
SMK	1,300	20,801
SMS	9,100	68,315
Sodick	12,100	69,459

Schedules of investments
Optimum International Fund
	Number of shares	Value (US $)
Common StocksΔ (continued)
Japan (continued)
SoftBank Group	8,500	$ 423,838
Softcreate Holdings	2,100	27,540
Soliton Systems	16,300	135,734
Sony Group	394,300	9,897,590
SRA Holdings	3,400	98,607
Star Micronics	7,200	93,030
Subaru	22,100	389,723
Sumitomo Mitsui Financial Group	55,100	1,394,123
Sun-Wa Technos	100	1,416
Suzuken	8,800	289,833
System Research	4,200	43,711
T&D Holdings	4,800	101,575
TIS	33,600	926,078
Tochigi Bank	15,400	32,547
Tokio Marine Holdings	12,000	458,911
Tokyo Electron	3,500	469,265
Toli	12,100	38,077
Topy Industries	3,000	42,523
Toyo Engineering	6,200	28,646
Toyo Kanetsu	2,900	70,765
Trend Micro	34,500	2,303,604
Tsubakimoto Chain	13,800	170,119
Ubicom Holdings	4,200	35,842
ValueCommerce	2,400	13,089
Vector	7,200	48,291
Wowow	2,000	13,334
Xebio Holdings	3,700	31,921
Yamaichi Electronics	4,000	55,177
Yushin	6,700	28,589
Zacros	1,300	35,276
Zenrin	14,400	101,863
ZIGExN	29,300	84,780
		81,410,670
Kazakhstan — 0.47%
Kaspi.KZ JSC ADR	41,118	3,817,806
		3,817,806
Malaysia — 0.18%
Hap Seng Plantations Holdings	6,900	3,048
Heineken Malaysia	10,400	62,716
Hong Leong Bank	199,800	909,148
Lingkaran Trans Kota Holdings =, †	42,600	36
Magni-Tech Industries	32,900	16,938
Petronas Dagangan	5,600	23,098
RHB Bank	34,300	52,870
Ta Ann Holdings	49,000	43,286
YTL	244,500	110,811
YTL Power International	261,630	197,514
		1,419,465
	Number of shares	Value (US $)
Common StocksΔ (continued)
Monaco — 0.01%
Costamare	9,101	$ 89,554
		89,554
Netherlands — 4.82%
Adyen †	5,551	8,439,229
ASML Holding	8,094	5,311,070
Euronext	16,559	2,393,931
EXOR	43,582	3,937,312
IMCD	33,129	4,393,616
Koninklijke Ahold Delhaize	14,117	527,548
Topicus.com †	47,792	4,689,033
Wolters Kluwer	57,995	9,002,020
		38,693,759
Norway — 0.09%
DNB Bank	25,249	661,182
Norconsult Norge	12,574	52,707
		713,889
Panama — 0.30%
Copa Holdings Class A	26,031	2,406,826
		2,406,826
Peru — 0.04%
Credicorp	860	160,098
Intercorp Financial Services	5,386	178,438
		338,536
Philippines — 0.02%
Ginebra San Miguel	31,190	162,422
		162,422
Poland — 0.88%
11 bit studios †	913	46,441
Bank Millennium †	1,256	4,586
Bank Polska Kasa Opieki	108,024	4,903,462
CD Projekt	14,946	817,362
Powszechny Zaklad Ubezpieczen	88,044	1,273,068
Unimot	246	10,087
		7,055,006
Republic of Mauritius — 0.00%
Capital	7,644	5,885
		5,885
Russia — 0.00%
GMK Norilskiy Nickel =, †	1,009,500	0
MMC Norilsk Nickel PJSC ADR =, †	4	0
		0
Singapore — 2.02%
CNMC Goldmine Holdings	174,700	44,685
Hafnia	18,900	77,607
Riverstone Holdings	119,000	82,195

	Number of shares	Value (US $)
Common StocksΔ (continued)
Singapore (continued)
Samudera Shipping Line	237,400	$ 155,493
Sea ADR †	87,431	11,408,871
Singapore Exchange	147,697	1,462,206
STMicroelectronics	136,258	2,992,226
UOB-Kay Hian Holdings	26,500	36,292
		16,259,575
South Africa — 0.69%
Discovery	494,198	5,377,284
OUTsurance Group	18,695	71,068
Thungela Resources	16,468	90,644
		5,538,996
South Korea — 2.68%
BNK Financial Group	55,107	383,597
Coupang †	169,734	3,722,267
Crown Confectionery	1,504	7,998
Hana Financial Group	56,438	2,284,350
JB Financial Group	32,530	384,616
Jin Air †	8,976	56,386
KB Financial Group	27,255	1,462,238
Korean Reinsurance	1,886	10,464
KT	14,694	494,956
LG Electronics	22,703	1,190,269
LOT Vacuum †	3,978	23,800
NAVER	15,508	2,011,564
PSK	13,277	181,685
Sambo Corrugated Board	3,512	18,437
Samsung Electronics	186,408	7,317,068
SeAH Holdings	268	17,199
Shinhan Financial Group	21,646	691,643
SK Telecom	5,225	196,935
Union Semiconductor Equipment & Materials	11,300	47,502
Woori Financial Group	82,927	929,233
Zeus	7,798	71,493
		21,503,700
Spain — 1.78%
Amadeus IT Group	80,449	6,132,760
Banco Bilbao Vizcaya Argentaria	270,183	3,665,008
CaixaBank	318,685	2,472,118
Industria de Diseno Textil	38,011	1,884,494
Logista Integral	5,763	183,083
		14,337,463
Sweden — 2.31%
Atlas Copco Class B	470,867	6,574,562
Careium †	276	824
Instalco	115	352
MIPS	36,732	1,402,509
Paradox Interactive	4	73
	Number of shares	Value (US $)
Common StocksΔ (continued)
Sweden (continued)
Skandinaviska Enskilda Banken Class A	234,348	$ 3,835,158
Svenska Handelsbanken Class A	51,725	582,252
Telefonaktiebolaget LM Ericsson ADR	788,993	6,122,586
		18,518,316
Switzerland — 5.94%
ABB	134,424	6,870,864
Cie Financiere Richemont Class A	23,882	4,128,803
Logitech International	70,957	5,928,723
Nestle	55,085	5,562,670
On Holding Class A †	49,221	2,161,786
Roche Holding	57,013	18,720,783
Schindler Holding	12,204	3,804,525
Zehnder Group	9,183	517,951
		47,696,105
Taiwan — 7.12%
Arcadyan Technology	224,000	1,517,958
Asustek Computer	356,000	6,529,749
AUO †	246,000	99,652
Azurewave Technologies	16,000	24,143
China Airlines	1,580,000	1,070,703
ChipMOS Technologies	1,161,000	1,014,050
Compal Electronics	235,000	225,427
Elan Microelectronics	46,000	188,420
Elite Advanced Laser †	3,000	21,233
eMemory Technology	2,000	137,038
Ennoconn	47,000	399,895
Eva Airways	315,000	384,708
Evergreen Marine Taiwan	458,000	3,041,608
Everlight Electronics	59,000	145,179
International Games System	63,000	1,464,830
ITE Technology	136,000	571,403
Keystone Microtech	7,000	69,046
MediaTek	162,000	6,782,019
MPI	13,000	256,065
Novatek Microelectronics	167,000	2,741,209
Nuvoton Technology	28,000	65,272
Pegatron	263,000	664,580
Pixart Imaging	26,000	174,625
Pou Chen	327,000	347,658
Radiant Opto-Electronics	11,000	59,634
Realtek Semiconductor	184,000	2,898,336
Silicon Motion Technology ADR	2,181	110,271
Sitronix Technology	20,000	115,955
Sonix Technology	20,000	23,372
Systex	5,000	19,050
Taiwan Semiconductor Manufacturing	898,000	24,612,002

Schedules of investments
Optimum International Fund
	Number of shares	Value (US $)
Common StocksΔ (continued)
Taiwan (continued)
Ventec International Group	36,000	$ 79,259
Wan Hai Lines	374,000	880,861
Weblink International	25,000	42,015
Yang Ming Marine Transport	199,000	445,918
		57,223,143
Thailand — 0.86%
Bangkok Bank NVDR	629,400	2,736,522
Kasikornbank NVDR	141,247	672,407
Krung Thai Bank NVDR	430,800	306,036
PETCHSRIVICHAI ENTERPRISE NVDR †	404,000	33,344
PTT Exploration & Production NVDR	905,000	3,107,811
Susco NVDR	219,300	18,746
		6,874,866
Türkiye — 0.01%
Teknosa Ic Ve Dis Ticaret †	70,190	49,978
		49,978
Ukraine — 0.03%
Ferrexpo †	399,291	283,681
		283,681
United Arab Emirates — 1.65%
Abu Dhabi Commercial Bank PJSC	502,384	1,488,862
ADNOC Drilling PJSC	19,024	26,622
Adnoc Gas	569,144	494,752
Aldar Properties PJSC	372,801	851,354
Dubai Islamic Bank PJSC	395,091	769,020
Emaar Properties PJSC	1,850,414	6,701,328
Emirates NBD Bank PJSC	344,711	1,895,770
First Abu Dhabi Bank PJSC	147,191	553,820
Orascom Construction	1,344	7,709
Salik PJSC	352,005	480,486
		13,269,723
United Kingdom — 2.95%
AJ Bell	5,283	27,434
B&M European Value Retail	528,084	1,776,325
Barclays	403,067	1,498,465
Barclays ADR	229,334	3,522,570
Centrica	955,870	1,844,092
Costain Group	9,855	13,430
Gamma Communications	14,726	230,550
Gem Diamonds †	5,047	536
Greggs	19	427
International Consolidated Airlines Group	667,092	2,247,356
Investec	289,188	1,796,483
	Number of shares	Value (US $)
Common StocksΔ (continued)
United Kingdom (continued)
NatWest Group	426,077	$ 2,486,639
Oxford Nanopore Technologies †	426,007	562,951
Polar Capital Holdings	20,918	115,379
Sage Group	69,010	1,075,964
Standard Chartered	57,911	852,420
Unilever	95,393	5,680,622
		23,731,643
United States — 1.90%
Atlassian Class A †	2,832	600,979
GSK ADR	22,478	870,798
JBS	171,300	1,235,268
Monday.com †	7,636	1,856,770
Spotify Technology †	19,521	10,737,135
		15,300,950
Total Common Stocks (cost $713,955,889)		793,787,325

Preferred Stocks — 0.11%Δ
Brazil — 0.11%
Cia Energetica de Minas Gerais 13.82% ω	285,300	512,960
Gerdau 5.21% ω	130,100	370,252
Total Preferred Stocks (cost $1,086,253)		883,212

Exchange-Traded Funds — 0.22%
iShares MSCI Canada ETF	3,503	142,747
iShares MSCI EAFE ETF	11,232	917,991
iShares MSCI Emerging Markets ETF	15,592	681,371
Total Exchange-Traded Funds (cost $1,771,458)		1,742,109

Warrants — 0.00%Δ
Canada — 0.00%
Constellation Software =, †	2,870	0
Total Warrants (cost $0)		0

Short-Term Investments — 0.19%
Money Market Mutual Funds — 0.19%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.23%)	381,586	381,586

	Number ofshares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	381,587	$ 381,587
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.31%)	381,587	381,587
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.27%)	381,587	381,587
Total Short-Term Investments (cost $1,526,347)		1,526,347
Total Value of Securities—99.34% (cost $718,339,947)		$797,938,993
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At March 31, 2025, the aggregate value of restricted securities was $122,874, which represented 0.02% of the Fund’s net assets. See Note 10 in "Notes to financial statements" and the table below for additional details on restricted securities.
ω	Perpetual security with no stated maturity date.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
Acevector Limited	5/7/14	$999,482	$92,318
Acevector Limited Series G	10/29/14	396,443	30,556
Total		$1,395,925	$122,874
Summary of abbreviations:
ADR – American Depositary Receipt
EAFE – Europe, Australasia, and Far East
ETF – Exchange-Traded Fund
JSC – Joint Stock Company
MSCI – Morgan Stanley Capital International
NVDR – Non-Voting Depositary Receipt
Summary of abbreviations: (continued)
PJSC – Private Joint Stock Company
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Optimum Large Cap Growth Fund
March 31, 2025
	Number of shares	Value (US $)
Common Stocks — 99.04%♦
Communication Services — 14.41%
Alphabet Class A	393,224	$ 60,808,159
Alphabet Class C	367,337	57,389,060
Iridium Communications	20,296	554,487
Meta Platforms Class A	138,968	80,095,596
Netflix †	67,707	63,138,809
Nexstar Media Group	200	35,844
Spotify Technology †	11,071	6,089,382
		268,111,337
Consumer Discretionary — 14.15%
Amazon.com †	652,988	124,237,497
Booking Holdings	3,681	16,958,036
Chipotle Mexican Grill †	540,023	27,114,555
DoorDash Class A †	20,120	3,677,332
Expedia Group	70,773	11,896,941
Grand Canyon Education †	36,285	6,278,031
H&R Block	57,747	3,170,888
Home Depot	814	298,323
Lululemon Athletica †	44,523	12,602,680
Magic Leap Class A =, †	2,058	2,919
Norwegian Cruise Line Holdings †	51,045	967,813
Pool	4,657	1,482,556
Tesla †	184,244	47,748,675
Wingstop	29,715	6,703,110
		263,139,356
Consumer Staples — 2.42%
Coca-Cola	8,247	590,650
Constellation Brands Class A	21,856	4,011,013
Costco Wholesale	37,143	35,129,107
PepsiCo	34,793	5,216,862
Sysco	150	11,256
		44,958,888
Energy — 1.09%
Cheniere Energy	17,838	4,127,713
EOG Resources	51,717	6,632,188
Schlumberger	112,736	4,712,365
Targa Resources	23,899	4,791,033
		20,263,299
Financials — 10.73%
Allstate	16,343	3,384,145
American Express	13,386	3,601,503
Blackstone	79,838	11,159,756
Block †	63,263	3,437,079
Charles Schwab	203,368	15,919,647
Coinbase Global Class A †	7,978	1,374,051
Fiserv †	5,678	1,253,873
Interactive Brokers Group Class A	36,406	6,028,469
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Financials (continued)
Mastercard Class A	114,175	$ 62,581,601
Moody's	25,475	11,863,453
MSCI	17,288	9,776,364
Popular	22,687	2,095,598
Primerica	3,191	907,935
Progressive	16,925	4,789,944
Ryan Specialty Holdings	71,978	5,317,015
Tradeweb Markets Class A	83,441	12,387,651
Visa Class A	124,626	43,676,428
		199,554,512
Healthcare — 9.01%
AbbVie	54,930	11,508,934
Alnylam Pharmaceuticals †	27,364	7,388,827
Amgen	23,709	7,386,539
Cigna Group	6,297	2,071,713
Dexcom †	37,548	2,564,153
Doximity Class A †	97,435	5,654,153
Edwards Lifesciences †	28,516	2,066,840
Eli Lilly & Co.	35,777	29,548,582
Genmab †	4,476	869,296
IDEXX Laboratories †	10,844	4,553,938
Inspire Medical Systems †	26,224	4,176,959
Insulet †	19,540	5,131,399
Intuitive Surgical †	39,843	19,733,043
Merck & Co.	159,367	14,304,782
Natera †	984	139,147
Penumbra †	21,843	5,841,037
Regeneron Pharmaceuticals	12,958	8,218,352
ResMed	61,678	13,806,620
UnitedHealth Group	21,475	11,247,531
Veeva Systems Class A †	36,730	8,507,770
Waters †	8,010	2,952,246
		167,671,861
Industrials — 3.29%
Acuity	19,975	5,260,416
Advanced Drainage Systems	32,412	3,521,564
Armstrong World Industries	41,464	5,841,448
Automatic Data Processing	8,705	2,659,639
Cintas	14,288	2,936,613
Copart †	61,044	3,454,480
Donaldson	30,358	2,035,807
EMCOR Group	7,009	2,590,737
Fortive	66,473	4,864,494
HEICO Class A	3,555	749,998
Howmet Aerospace	34,543	4,481,263
Johnson Controls International	32,146	2,575,216
Lockheed Martin	2,796	1,249,001
Lyft Class A †	75,083	891,235
Nordson	9,015	1,818,506

	Number of shares	Value (US $)
Common Stocks♦ (continued)
Industrials (continued)
Trane Technologies	27,205	$ 9,165,909
Uber Technologies †	1,312	95,592
Vertiv Holdings Class A	33,159	2,394,080
Westinghouse Air Brake Technologies	25,611	4,644,555
		61,230,553
Information Technology — 42.63%
Amphenol Class A	148,268	9,724,898
Analog Devices	47,722	9,624,096
Appfolio Class A †	657	144,474
Apple	955,206	212,179,909
Applied Materials	95,566	13,868,538
AppLovin Class A †	12,175	3,226,010
Arista Networks †	31,112	2,410,558
ASML Holding	11,457	7,507,403
Atlassian Class A †	11,264	2,390,333
Broadcom	255,834	42,834,287
Cloudflare Class A †	50,316	5,670,110
Datadog Class A †	59,833	5,936,032
Docusign †	105,756	8,608,538
Dynatrace †	158,783	7,486,619
Fair Isaac †	10,112	18,648,146
Fortinet †	50,622	4,872,874
Gartner †	8,694	3,649,220
Keyence	10,900	4,249,830
KLA	2,111	1,435,058
Lam Research	20,549	1,493,912
Lattice Semiconductor †	22,363	1,172,939
Microsoft	410,383	154,053,674
Motorola Solutions	26,049	11,404,513
Nutanix Class A †	19,409	1,354,942
NVIDIA	1,746,287	189,262,585
Okta †	56,891	5,986,071
Palantir Technologies Class A †	67,405	5,688,982
QUALCOMM	61,236	9,406,462
Salesforce	76,048	20,408,241
Snowflake Class A †	9,401	1,374,050
Synopsys †	15,057	6,457,194
Tyler Technologies †	4,862	2,826,718
Workday Class A †	25,737	6,010,362
Zscaler †	57,976	11,503,598
		792,871,176
Materials — 0.64%
Ecolab	32,480	8,234,329
Southern Copper	39,904	3,729,428
		11,963,757
Real Estate — 0.59%
Public Storage	9,572	2,864,804
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Real Estate (continued)
Simon Property Group	48,522	$ 8,058,534
		10,923,338
Utilities — 0.08%
NRG Energy	14,917	1,423,977
		1,423,977
Total Common Stocks (cost $1,212,687,413)		1,842,112,054

Exchange-Traded Fund — 0.24%
iShares Russell 1000 Growth ETF	12,382	4,471,017
Total Exchange-Traded Fund (cost $4,818,432)		4,471,017

Rights — 0.00%
Healthcare — 0.00%
ABIOMED =, †	15,699	16,013
Total Rights (cost $0)		16,013

Short-Term Investments — 0.66%
Money Market Mutual Funds — 0.66%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.23%)	3,066,247	3,066,247
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	3,066,248	3,066,248
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.31%)	3,066,247	3,066,247
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.27%)	3,066,248	3,066,248
Total Short-Term Investments (cost $12,264,990)		12,264,990
Total Value of Securities—99.94% (cost $1,229,770,835)		$1,858,864,074
♦	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
†	Non-income producing security.

Schedules of investments
Optimum Large Cap Growth Fund
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
The following forward foreign currency exchange contracts were outstanding at March 31, 2025:1
Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation
MS	JPY	(232,447,950)	USD	1,569,089	6/27/25	$3,905
The use of forward foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The forward foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.
[1]	See Note 7 in “Notes to financial statements.”
Summary of abbreviations:
ETF – Exchange-Traded Fund
MS – Morgan Stanley
MSCI – Morgan Stanley Capital International
Summary of currencies:
JPY – Japanese Yen
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Optimum Large Cap Value Fund
March 31, 2025
	Number of shares	Value (US $)
Common Stocks — 98.87%♦
Communication Services — 3.64%
Alphabet Class A	59,393	$ 9,184,534
Comcast Class A	251,227	9,270,276
Fox Class A	209,699	11,868,963
Meta Platforms Class A	20,167	11,623,452
Verizon Communications	219,484	9,955,794
Walt Disney	153,758	15,175,915
		67,078,934
Consumer Discretionary — 3.96%
Darden Restaurants	57,177	11,879,093
General Motors	182,625	8,588,854
Lowe's	137,522	32,074,256
Marriott International Class A	46,445	11,063,199
TJX	76,877	9,363,619
		72,969,021
Consumer Staples — 6.27%
Diageo	288,689	7,512,353
Kenvue	426,952	10,238,309
Kimberly-Clark	47,504	6,756,019
Mondelez International Class A	364,957	24,762,332
Nestle	123,259	12,447,111
PepsiCo	143,280	21,483,403
Procter & Gamble	77,564	13,218,457
Reckitt Benckiser Group	84,681	5,720,924
Target	68,086	7,105,455
Tyson Foods Class A	97,510	6,222,113
		115,466,476
Energy — 7.15%
Chevron	82,558	13,811,128
ConocoPhillips	316,497	33,238,515
EOG Resources	144,728	18,559,919
Expand Energy	47,120	5,245,398
Exxon Mobil	348,393	41,434,379
Phillips 66	55,368	6,836,841
Schlumberger	298,936	12,495,525
		131,621,705
Financials — 26.39%
American Express	109,822	29,547,609
Aon Class A	48,715	19,441,669
Bank of America	418,362	17,458,246
Berkshire Hathaway Class B †	39,786	21,189,228
Blackrock	30,926	29,270,841
Chubb	56,234	16,982,106
Citigroup	188,661	13,393,044
Goldman Sachs Group	20,195	11,032,327
Hartford Insurance Group	135,544	16,770,859
Intercontinental Exchange	100,684	17,367,990
JPMorgan Chase & Co.	309,030	75,805,059
KKR & Co.	112,151	12,965,777
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Financials (continued)
Marsh & McLennan	97,562	$ 23,808,055
Morgan Stanley	159,358	18,592,298
Nasdaq	206,640	15,675,710
PayPal Holdings †	135,406	8,835,242
PNC Financial Services Group	85,625	15,050,306
Progressive	147,384	41,711,146
Prudential Financial	47,555	5,310,942
S&P Global	22,312	11,336,727
State Street	46,816	4,191,436
Travelers	118,221	31,264,726
Truist Financial	88,962	3,660,786
Wells Fargo & Co.	350,691	25,176,107
		485,838,236
Healthcare — 16.70%
Abbott Laboratories	262,169	34,776,718
AbbVie	153,620	32,186,462
Amgen	29,622	9,228,734
Avantor †	263,204	4,266,537
Becton Dickinson and Co.	51,152	11,716,877
Boston Scientific †	191,127	19,280,892
Cencora	41,016	11,406,139
Cigna Group	92,960	30,583,840
Elevance Health	28,031	12,192,364
Gilead Sciences	133,535	14,962,597
Johnson & Johnson	188,673	31,289,530
McKesson	43,630	29,362,554
Medtronic	19,543	1,756,134
Merck & Co.	181,864	16,324,113
Pfizer	503,349	12,754,864
Thermo Fisher Scientific	25,942	12,908,739
UnitedHealth Group	42,619	22,321,701
		307,318,795
Industrials — 15.35%
Boeing †	109,623	18,696,203
Canadian National Railway	37,828	3,686,717
Carrier Global	179,636	11,388,922
Caterpillar	37,013	12,206,887
CSX	353,609	10,406,713
Delta Air Lines	227,242	9,907,751
Eaton	29,948	8,140,765
Equifax	36,655	8,927,692
General Dynamics	62,761	17,107,393
Honeywell International	141,499	29,962,413
Illinois Tool Works	35,114	8,708,623
Northrop Grumman	21,911	11,218,651
Otis Worldwide	30,413	3,138,622
Owens Corning	64,417	9,200,036
PACCAR	109,585	10,670,292
Parker-Hannifin	27,502	16,717,091

Schedules of investments
Optimum Large Cap Value Fund
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Industrials (continued)
Quanta Services	46,621	$ 11,850,126
Rockwell Automation	40,345	10,424,341
RTX	294,315	38,984,965
Textron	123,064	8,891,374
Trane Technologies	6,915	2,329,802
Union Pacific	71,135	16,804,932
WW Grainger	3,312	3,271,693
		282,642,004
Information Technology — 7.29%
Accenture Class A	49,270	15,374,211
Analog Devices	78,112	15,752,847
Broadcom	53,045	8,881,324
CDW	10,068	1,613,498
Cisco Systems	260,602	16,081,749
KLA	14,423	9,804,755
Micron Technology	103,950	9,032,216
Microsoft	27,385	10,280,055
Motorola Solutions	29,786	13,040,609
NXP Semiconductors	51,155	9,722,519
ON Semiconductor †	67,594	2,750,400
Oracle	65,502	9,157,835
Texas Instruments	70,589	12,684,843
		134,176,861
Materials — 3.16%
Air Products and Chemicals	36,127	10,654,575
Corteva	83,876	5,278,317
CRH	42,217	3,713,829
DuPont de Nemours	203,030	15,162,280
Freeport-McMoRan	222,295	8,416,089
Martin Marietta Materials	22,500	10,757,925
Sherwin-Williams	11,804	4,121,839
		58,104,854
Real Estate — 2.94%
American Tower	53,073	11,548,685
Equity LifeStyle Properties	84,788	5,655,359
Prologis	212,459	23,750,792
Public Storage	44,025	13,176,242
		54,131,078
Utilities — 6.02%
American Electric Power	40,574	4,433,521
Dominion Energy	278,416	15,610,785
Duke Energy	272,015	33,177,670
Exelon	158,219	7,290,731
NextEra Energy	163,362	11,580,732
PG&E	710,539	12,207,060
Southern	190,750	17,539,462
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Utilities (continued)
Xcel Energy	126,492	$ 8,954,369
		110,794,330
Total Common Stocks (cost $1,300,056,368)		1,820,142,294

Short-Term Investments — 1.18%
Money Market Mutual Funds — 1.18%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.23%)	5,413,316	5,413,316
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	5,413,317	5,413,317
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.31%)	5,413,316	5,413,316
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.27%)	5,413,315	5,413,315
Total Short-Term Investments (cost $21,653,264)		21,653,264
Total Value of Securities—100.05% (cost $1,321,709,632)		$1,841,795,558
♦	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
†	Non-income producing security.
Summary of abbreviations:
S&P – Standard & Poor’s Financial Services LLC
See accompanying notes, which are an integral part of the financial statements.

Optimum Small-Mid Cap Growth Fund
March 31, 2025
	Number of shares	Value (US $)
Common Stocks — 97.60%
Communication Services — 2.07%
Lions Gate Entertainment Class B †	174,962	$ 1,385,699
Roku †	22,920	1,614,485
TKO Group Holdings	68,238	10,427,449
		13,427,633
Consumer Discretionary — 10.26%
Academy Sports & Outdoors	44,253	2,018,379
Birkenstock Holding †	64,425	2,953,886
Boot Barn Holdings †	24,240	2,604,103
Burlington Stores †	10,408	2,480,539
Cava Group †	40,543	3,503,321
Champion Homes †	39,433	3,736,671
Chewy Class A †	53,135	1,727,419
Churchill Downs	65,583	7,284,304
Dutch Bros Class A †	69,039	4,262,468
International Game Technology	195,602	3,180,489
KinderCare Learning †	26,997	312,895
Life Time Group Holdings †	81,052	2,447,770
Modine Manufacturing †	30,464	2,338,112
Norwegian Cruise Line Holdings †	254,686	4,828,847
Ollie's Bargain Outlet Holdings †	31,689	3,687,332
On Holding Class A †	89,705	3,939,844
Patrick Industries	42,663	3,607,583
Revolve Group †	60,684	1,304,099
Somnigroup International	63,514	3,803,218
Valvoline †	61,034	2,124,594
VF	176,529	2,739,730
Wingstop	7,380	1,664,780
		66,550,383
Consumer Staples — 3.87%
BJ's Wholesale Club Holdings †	90,275	10,300,377
Celsius Holdings †	190,887	6,799,395
elf Beauty †	21,628	1,358,022
Oddity Tech Class A †	46,240	2,000,342
Performance Food Group †	39,847	3,133,170
SunOpta †	313,288	1,522,580
		25,113,886
Energy — 3.63%
Civitas Resources	47,579	1,660,031
Flowco Holdings Class A †	88,839	2,278,720
Gulfport Energy †	57,426	10,574,424
Matador Resources	111,210	5,681,719
TechnipFMC	106,762	3,383,288
		23,578,182
Financials — 14.93%
Baldwin Insurance Group †	112,430	5,024,497
BGC Group Class A	628,080	5,759,494
Bowhead Specialty Holdings †	79,527	3,232,772
	Number of shares	Value (US $)
Common Stocks (continued)
Financials (continued)
Coastal Financial †	32,222	$ 2,913,191
Essent Group	59,602	3,440,227
Evercore Class A	15,706	3,136,802
Glacier Bancorp	50,408	2,229,042
Invesco	211,915	3,214,750
Jack Henry & Associates	33,687	6,151,246
Lazard	125,899	5,451,427
Palomar Holdings †	21,488	2,945,575
PennyMac Financial Services	55,570	5,563,113
Pinnacle Financial Partners	58,892	6,244,908
Robinhood Markets Class A †	190,371	7,923,241
Ryan Specialty Holdings	64,207	4,742,971
Shift4 Payments Class A †	30,766	2,513,890
Skyward Specialty Insurance Group †	72,524	3,837,970
Stifel Financial	43,583	4,108,134
Triumph Financial †	52,316	3,023,865
Upstart Holdings †	76,649	3,528,153
Virtu Financial Class A	66,372	2,530,101
W R Berkley	131,617	9,365,866
		96,881,235
Healthcare — 18.57%
ADMA Biologics †	116,101	2,303,444
Amicus Therapeutics †	264,077	2,154,868
ANI Pharmaceuticals †	39,686	2,656,978
ARS Pharmaceuticals †	144,872	1,822,490
Artivion †	90,160	2,216,133
Avantor †	259,448	4,205,652
Axsome Therapeutics †	17,503	2,041,375
Azenta †	44,626	1,545,845
Biohaven †	87,062	2,092,970
BioLife Solutions †	104,939	2,396,807
Blueprint Medicines †	27,778	2,458,631
Bridgebio Pharma †	91,522	3,163,915
CONMED	32,015	1,933,386
Crinetics Pharmaceuticals †	44,908	1,506,214
Cytokinetics †	44,406	1,784,677
Dynavax Technologies †	197,443	2,560,836
Evolent Health Class A †	148,180	1,403,265
GeneDx Holdings †	35,002	3,099,952
Glaukos †	33,570	3,303,959
Guardant Health †	189,240	8,061,624
Haemonetics †	48,482	3,081,031
HealthEquity †	25,328	2,238,235
ICON †	17,948	3,140,720
Insmed †	115,292	8,795,627
iRhythm Technologies †	54,917	5,748,712
Kiniksa Pharmaceuticals International †	89,812	1,994,724

Schedules of investments
Optimum Small-Mid Cap Growth Fund
	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare (continued)
Lantheus Holdings †	46,690	$ 4,556,944
Natera †	12,283	1,736,939
Neogen †	172,037	1,491,561
Neurocrine Biosciences †	21,246	2,349,808
Ocular Therapeutix †	244,984	1,795,733
Phreesia †	84,082	2,149,136
Privia Health Group †	95,783	2,150,328
Repligen †	23,121	2,941,916
Sarepta Therapeutics †	19,690	1,256,616
SpringWorks Therapeutics †	46,405	2,047,853
Stevanato Group	132,510	2,705,854
Summit Therapeutics †	109,713	2,116,364
TransMedics Group †	18,641	1,254,166
Twist Bioscience †	44,206	1,735,528
Ultragenyx Pharmaceutical †	100,701	3,646,383
Vaxcyte †	64,415	2,432,310
Viridian Therapeutics †	131,578	1,773,671
WaVe Life Sciences †	190,371	1,538,198
Waystar Holding †	83,255	3,110,407
		120,501,785
Industrials — 20.32%
AAON	32,867	2,567,899
AAR †	42,426	2,375,432
Advanced Drainage Systems	31,404	3,412,045
Applied Industrial Technologies	20,906	4,710,958
AZEK †	53,557	2,618,402
Boise Cascade	20,463	2,007,216
CECO Environmental †	69,765	1,590,642
Chart Industries †	20,340	2,936,282
Construction Partners Class A †	37,882	2,722,579
Core & Main Class A †	60,109	2,903,866
Crane	27,625	4,231,597
Driven Brands Holdings †	92,872	1,591,826
Dycom Industries †	16,536	2,519,094
Embraer ADR †	31,914	1,474,427
Everus Construction Group †	78,610	2,915,645
Flowserve	51,335	2,507,201
FTAI Aviation	25,798	2,864,352
FTI Consulting †	13,311	2,184,069
Generac Holdings †	17,051	2,159,509
Herc Holdings	32,293	4,335,981
JBT Marel	22,783	2,784,083
KBR	75,538	3,762,548
Kirby †	27,191	2,746,563
Knight-Swift Transportation Holdings	191,645	8,334,641
Kratos Defense & Security Solutions †	254,389	7,552,809
Montrose Environmental Group †	70,067	999,155
	Number of shares	Value (US $)
Common Stocks (continued)
Industrials (continued)
MYR Group †	20,052	$ 2,267,681
NEXTracker Class A †	77,973	3,285,782
Paylocity Holding †	37,729	7,068,151
RB Global	20,335	2,039,600
RBC Bearings †	20,503	6,597,250
Regal Rexnord	36,475	4,152,679
Rocket Lab USA †	91,568	1,637,236
SPX Technologies †	27,396	3,528,057
SS&C Technologies Holdings	58,633	4,897,614
Verra Mobility †	163,944	3,690,379
Wabash National	102,672	1,134,526
Xometry Class A †	65,956	1,643,624
XPO †	59,474	6,398,213
Zurn Elkay Water Solutions	81,012	2,671,776
		131,821,389
Information Technology — 20.95%
Advanced Energy Industries	26,325	2,509,036
Agilysys †	29,921	2,170,469
Allegro MicroSystems †	244,519	6,144,763
ASGN †	33,511	2,111,863
BILL Holdings †	121,096	5,557,095
Box Class A †	154,001	4,752,471
Braze Class A †	68,343	2,465,815
Ciena †	57,773	3,491,222
Confluent Class A †	224,029	5,251,240
CyberArk Software †	11,379	3,846,102
Docusign †	32,054	2,609,196
DoubleVerify Holdings †	125,122	1,672,881
Elastic †	41,711	3,716,450
FormFactor †	60,551	1,712,988
Freshworks Class A †	318,813	4,498,451
Itron †	27,506	2,881,529
JFrog †	92,662	2,965,184
Lattice Semiconductor †	81,377	4,268,224
LiveRamp Holdings †	71,643	1,872,748
Lumentum Holdings †	32,706	2,038,892
nCino †	83,289	2,287,949
Nutanix Class A †	38,958	2,719,658
Onto Innovation †	12,571	1,525,365
OSI Systems †	9,229	1,793,564
PAR Technology †	54,436	3,339,104
Procore Technologies †	39,111	2,582,108
PTC †	32,144	4,980,713
Pure Storage Class A †	94,141	4,167,622
Q2 Holdings †	28,126	2,250,361
Rambus †	110,237	5,707,521
SentinelOne Class A †	117,928	2,143,931
Silicon Laboratories †	36,109	4,064,790
Sprout Social Class A †	50,684	1,114,541

	Number of shares	Value (US $)
Common Stocks (continued)
Information Technology (continued)
Synaptics †	40,740	$ 2,595,953
Teradyne	23,296	1,924,250
Trimble †	120,362	7,901,765
Twilio Class A †	78,789	7,714,231
Unity Software †	232,592	4,556,477
Varonis Systems †	85,716	3,467,212
Vertex Class A †	73,274	2,565,323
		135,939,057
Materials — 1.69%
Element Solutions	192,225	4,346,207
MP Materials †	164,063	4,004,778
Steel Dynamics	20,922	2,616,924
		10,967,909
Real Estate — 1.31%
DigitalBridge Group	180,487	1,591,895
Jones Lang LaSalle †	27,990	6,939,001
		8,530,896
Total Common Stocks (cost $655,457,717)		633,312,355

Warrant — 0.00%
DraftKings strike price $11.50, expiration date 4/23/25 =, †	399	0
Total Warrant (cost $0)		0

Short-Term Investments — 3.22%
Money Market Mutual Funds — 3.22%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.23%)	5,226,699	5,226,699
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	5,226,700	5,226,700
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.31%)	5,226,700	5,226,700
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.27%)	5,226,700	5,226,700
Total Short-Term Investments (cost $20,906,799)		20,906,799
Total Value of Securities—100.82% (cost $676,364,516)		$654,219,154

†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
Summary of abbreviations:
ADR – American Depositary Receipt
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Optimum Small-Mid Cap Value Fund
March 31, 2025
	Number of shares	Value (US $)
Common Stocks — 97.33%♦
Communication Services — 2.02%
AMC Networks Class A †	30,800	$ 211,904
Cargurus †	103,723	3,021,451
Fox Class A	61,600	3,486,560
Nexstar Media Group	18,100	3,243,882
Playtika Holding	189,100	977,647
Shutterstock	32,900	612,927
TEGNA	69,900	1,273,578
		12,827,949
Consumer Discretionary — 11.13%
Academy Sports & Outdoors	26,041	1,187,730
American Axle & Manufacturing Holdings †	93,200	379,324
Autoliv	17,700	1,565,565
AutoNation †	6,600	1,068,672
Bloomin' Brands	74,100	531,297
BorgWarner	41,200	1,180,380
Brunswick	21,300	1,147,005
Capri Holdings †	25,588	504,851
Dick's Sporting Goods	43,362	8,740,045
El Pollo Loco Holdings †	91,000	937,300
Expedia Group	17,400	2,924,940
Gentex	135,449	3,155,962
Goodyear Tire & Rubber †	70,000	646,800
Guess?	47,500	525,825
H&R Block	40,400	2,218,364
Harley-Davidson	59,700	1,507,425
Haverty Furniture	43,900	865,708
Jack in the Box	15,291	415,762
Kohl's	47,900	391,822
Lear	8,300	732,226
Macy's	73,400	921,904
Malibu Boats Class A †	19,500	598,260
Mattel †	103,800	2,016,834
MGM Resorts International †	32,900	975,156
Mohawk Industries †	13,600	1,552,848
ODP †	29,100	417,003
Penske Automotive Group	13,400	1,929,332
Perdoceo Education	69,500	1,750,010
Phinia	12,800	543,104
Polaris	11,800	483,092
PulteGroup	30,100	3,094,280
PVH	23,100	1,493,184
Sally Beauty Holdings †	65,000	586,950
Shoe Carnival	400	8,796
Somnigroup International	83,903	5,024,111
Steven Madden	80,426	2,142,549
Tapestry	37,600	2,647,416
Toll Brothers	46,500	4,909,935
Travel + Leisure	12,500	578,625
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Consumer Discretionary (continued)
Whirlpool	21,600	$ 1,946,808
Winnebago Industries	28,300	975,218
Wyndham Hotels & Resorts	60,432	5,469,700
		70,692,118
Consumer Staples — 4.05%
Albertsons Class A	103,000	2,264,970
Bunge Global	20,700	1,581,894
Conagra Brands	37,200	992,124
Herbalife †	112,000	966,560
Ingles Markets Class A	12,677	825,653
Ingredion	30,700	4,150,947
Molson Coors Beverage Class B	78,000	4,747,860
Simply Good Foods †	43,287	1,492,969
US Foods Holding †	133,005	8,706,507
		25,729,484
Energy — 5.10%
APA	51,700	1,086,734
CNX Resources †	67,800	2,134,344
Core Natural Resources	8,884	684,956
EQT	163,447	8,732,973
Helmerich & Payne	60,200	1,572,424
HF Sinclair	68,100	2,239,128
Matador Resources	44,200	2,258,178
Murphy Oil	86,387	2,453,391
Scorpio Tankers	30,900	1,161,222
SM Energy	26,300	787,685
Viper Energy	175,212	7,910,822
Vitesse Energy	9,109	223,990
World Kinect	39,900	1,131,564
		32,377,411
Financials — 27.17%
Affiliated Managers Group	9,500	1,596,285
Ally Financial	70,700	2,578,429
American Financial Group	8,600	1,129,524
Annaly Capital Management	52,450	1,065,260
Ares Capital	85,300	1,890,248
Associated Banc-Corp	121,500	2,737,395
Banco Latinoamericano de Comercio Exterior Class E	67,900	2,485,140
Berkshire Hills Bancorp	54,900	1,432,341
Blue Owl Capital	77,200	1,131,752
Cadence Bank	281,961	8,560,336
Carlyle Secured Lending	64,600	1,045,228
Cathay General Bancorp	30,000	1,290,900
Citizens Financial Group	37,300	1,528,181
CNA Financial	40,395	2,051,662
CNO Financial Group	144,200	6,005,930
Comerica	37,300	2,202,938

	Number of shares	Value (US $)
Common Stocks♦ (continued)
Financials (continued)
Corpay †	5,600	$ 1,952,832
Customers Bancorp †	30,400	1,526,080
Employers Holdings	49,550	2,509,212
Equitable Holdings	33,100	1,724,179
Essent Group	26,800	1,546,896
Everest Group	4,800	1,743,984
Fidelity National Financial	31,900	2,076,052
Fifth Third Bancorp	30,200	1,183,840
First BanCorp	66,100	1,267,137
First Busey	74,400	1,607,040
First Horizon	168,500	3,272,270
FS KKR Capital	57,750	1,209,862
Hancock Whitney	24,300	1,274,535
Hanmi Financial	73,400	1,663,244
Hope Bancorp	122,400	1,281,528
Kemper	159,682	10,674,742
Lincoln National	33,300	1,195,803
M&T Bank	42,770	7,645,137
MGIC Investment	107,200	2,656,416
New Mountain Finance	95,300	1,051,159
OFG Bancorp	80,800	3,233,616
Old Republic International	40,800	1,600,176
OneMain Holdings	24,900	1,217,112
Popular	18,700	1,727,319
Preferred Bank	12,100	1,012,286
PROG Holdings	39,600	1,053,360
Radian Group	69,500	2,298,365
Regional Management	26,100	785,871
Regions Financial	135,500	2,944,415
Reinsurance Group of America	13,600	2,677,840
Rithm Capital	131,300	1,503,385
SouthState	96,527	8,959,636
Stifel Financial	92,204	8,691,149
Synchrony Financial	59,000	3,123,460
Synovus Financial	185,421	8,666,578
TPG	84,839	4,023,914
Universal Insurance Holdings	11,600	274,920
Unum Group	75,700	6,166,522
Victory Capital Holdings Class A	39,300	2,274,291
Voya Financial	112,505	7,623,339
Western Union	66,100	699,338
Willis Towers Watson	32,136	10,860,361
Zions Bancorp	67,700	3,375,522
		172,586,272
Healthcare — 8.16%
Baxter International	54,100	1,851,843
Charles River Laboratories International †	47,606	7,165,655
Concentra Group Holdings Parent	27,275	591,868
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Healthcare (continued)
DaVita †	16,400	$ 2,508,708
Exelixis †	100,800	3,721,536
Incyte †	35,200	2,131,360
Integra LifeSciences Holdings †	212,676	4,676,745
Ironwood Pharmaceuticals †	167,200	245,784
Jazz Pharmaceuticals †	35,100	4,357,665
Molina Healthcare †	8,291	2,730,972
Organon & Co.	107,300	1,597,697
Perrigo	244,415	6,853,397
Select Medical Holdings	33,800	564,460
Tenet Healthcare †	17,000	2,286,500
United Therapeutics †	15,870	4,892,245
Universal Health Services Class B	22,600	4,246,540
Viatris	165,100	1,438,021
		51,860,996
Industrials — 16.66%
ABM Industries	44,180	2,092,365
ACCO Brands	146,000	611,740
Acuity	4,400	1,158,740
AGCO	42,100	3,897,197
Allison Transmission Holdings	40,800	3,903,336
Apogee Enterprises	36,200	1,677,146
ArcBest	20,700	1,461,006
Atkore	30,700	1,841,693
Boise Cascade	94,306	9,250,476
Builders FirstSource †	23,200	2,898,608
CNH Industrial	377,900	4,640,612
Covenant Logistics Group	19,800	439,560
CSG Systems International	39,000	2,358,330
Deluxe	29,800	471,138
Ennis	45,800	920,122
Fortune Brands Innovations	126,963	7,729,507
Gates Industrial †	103,800	1,910,958
Greenbrier	18,700	957,814
Griffon	17,900	1,279,850
Huntington Ingalls Industries	6,200	1,265,048
IDEX	39,518	7,151,573
JBT Marel	46,347	5,663,603
Knight-Swift Transportation Holdings	85,582	3,721,961
ManpowerGroup	26,300	1,522,244
Matson	8,800	1,127,896
Middleby †	47,632	7,239,111
MillerKnoll	86,600	1,657,524
Oshkosh	22,400	2,107,392
Owens Corning	19,700	2,813,554
Primoris Services	12,500	717,625
Ryder System	27,700	3,983,537

Schedules of investments
Optimum Small-Mid Cap Value Fund
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Industrials (continued)
Snap-on	9,300	$ 3,134,193
Textron	54,600	3,944,850
TransUnion	57,938	4,808,275
United Airlines Holdings †	31,900	2,202,695
Wabash National	45,100	498,355
WESCO International	17,827	2,768,533
		105,828,167
Information Technology — 7.93%
Adeia	157,800	2,086,116
Allegro MicroSystems †	181,717	4,566,548
Amdocs	29,400	2,690,100
Amkor Technology	102,600	1,852,956
Arrow Electronics †	24,580	2,552,141
Belden	59,210	5,935,803
Cirrus Logic †	15,100	1,504,791
Dropbox Class A †	88,000	2,350,480
Flex †	123,670	4,091,004
Gen Digital	73,900	1,961,306
Jabil	27,500	3,741,925
Kimball Electronics †	36,600	602,070
MKS Instruments	76,743	6,150,951
NCR Atleos †	18,600	490,668
NetApp	28,800	2,529,792
Sanmina †	53,000	4,037,540
Skyworks Solutions	14,400	930,672
TD SYNNEX	19,200	1,996,032
Xerox Holdings	61,300	296,079
		50,366,974
Materials — 4.74%
Berry Global Group	28,700	2,003,547
Chemours	37,600	508,728
Eastman Chemical	12,000	1,057,320
Graphic Packaging Holding	38,400	996,864
Greif Class A	17,100	940,329
Ingevity †	166,283	6,583,144
Koppers Holdings	37,700	1,055,600
Magnera †	13,317	241,837
Mosaic	37,000	999,370
O-I Glass †	59,800	685,906
Reliance	33,348	9,629,235
Silgan Holdings	19,800	1,012,176
Steel Dynamics	22,700	2,839,316
SunCoke Energy	172,300	1,585,160
		30,138,532
Real Estate — 7.31%
American Assets Trust	55,500	1,117,770
American Healthcare REIT	178,744	5,415,943
Apple Hospitality REIT	103,500	1,336,185
Armada Hoffler Properties	100,700	756,257
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Real Estate (continued)
Brixmor Property Group	403,956	$ 10,725,032
Camden Property Trust	87,584	10,711,523
City Office REIT	137,000	711,030
CTO Realty Growth	46,500	897,915
EPR Properties	45,900	2,414,799
Highwoods Properties	43,800	1,298,232
Host Hotels & Resorts	171,300	2,434,173
Industrial Logistics Properties Trust	63,789	219,434
Kite Realty Group Trust	63,600	1,422,732
Omega Healthcare Investors	32,700	1,245,216
Outfront Media	93,299	1,505,846
Piedmont Office Realty Trust Class A	78,300	577,071
Sabra Health Care REIT	164,500	2,873,815
Service Properties Trust	104,300	272,223
Uniti Group	107,160	540,087
		46,475,283
Utilities — 3.06%
National Fuel Gas	44,100	3,492,279
NiSource	266,794	10,695,771
NRG Energy	39,500	3,770,670
UGI	45,200	1,494,764
		19,453,484
Total Common Stocks (cost $586,851,994)		618,336,670

Exchange-Traded Fund — 0.97%
iShares Russell 2000 Value ETF	40,810	6,161,494
Total Exchange-Traded Fund (cost $6,240,916)		6,161,494

Short-Term Investments — 1.51%
Money Market Mutual Funds — 1.51%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.23%)	2,400,433	2,400,433
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	2,400,433	2,400,433
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.31%)	2,400,434	2,400,434

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.27%)	2,400,433	$ 2,400,433
Total Short-Term Investments (cost $9,601,733)		9,601,733
Total Value of Securities—99.81% (cost $602,694,643)		$634,099,897

♦	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
†	Non-income producing security.
Summary of abbreviations:
ETF – Exchange-Traded Fund
REIT – Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities
Optimum Fund Trust
March 31, 2025
	Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
Assets:
Investments, at value*	$3,108,429,362	$797,938,993	$1,858,864,074	$1,841,795,558	$654,219,154	$634,099,897
Repurchase agreements, at value**	451,064,853	—	—	—	—	—
Foreign currencies, at valueΔ	3,855,976	1,001,551	205	19,830	—	—
Cash	3,123,560	—	261,940	19,828	—	239,243
Cash collateral due from brokers	13,440,932	—	—	—	—	—
Receivable for securities sold	690,513,717	1,554,985	25,927,390	—	—	2,509,349
Dividends and interest receivable	24,282,658	1,957,772	320,078	1,177,461	141,357	1,004,777
Receivable for fund shares sold	3,826,615	1,100,576	2,948,357	2,633,794	1,088,983	977,668
Unrealized appreciation on forward foreign currency exchange contracts	1,804,574	—	3,905	—	—	—
Due from brokers	1,644,223	—	—	—	—	—
Upfront payments paid on over-the-counter credit default swap contracts	211,932	—	—	—	—	—
Variation margin due from brokers on centrally cleared interest rate swap contracts	138,909	—	—	—	—	—
Prepaid expenses	65,858	38,406	57,553	55,860	36,969	35,981
Unrealized appreciation on over-the-counter credit default swap contracts	43,874	—	—	—	—	—
Variation margin due from brokers on futures contracts	11,744	—	—	—	—	—
Variation margin due from brokers on centrally cleared credit default swap contracts	7,285	—	—	—	—	—
Swap payments receivable	3,247	—	—	—	—	—
Unrealized appreciation on unfunded loan commitments***	431	—	—	—	—	—
Foreign tax reclaims receivable	—	2,379,717	17,279	313,709	—	7,391
Total Assets	4,302,469,750	805,972,000	1,888,400,781	1,846,016,040	655,486,463	638,874,306

	Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
Liabilities:
Options written, at valueΣ	$369,838	$—	$—	$—	$—	$—
Due to custodian	—	64,080	—	—	40,843	—
Payable for securities purchased	1,583,707,925	—	23,428,074	—	4,715,579	1,925,391
Payable for fund shares redeemed	5,001,219	1,728,742	3,405,533	3,644,061	1,127,154	1,031,206
Unrealized depreciation on forward foreign currency exchange contracts	4,810,782	—	—	—	—	—
Cash collateral due to brokers	2,215,000	—	—	—	—	—
Investment management fees payable to affiliates	1,142,353	521,989	1,024,934	848,887	470,908	369,413
Other accrued expenses	875,549	388,021	562,868	548,558	230,787	210,671
Variation margin due to brokers on centrally cleared interest rate swap contracts	874,945	—	—	—	—	—
Accounting fees payable to affiliates	116,306	35,235	80,003	76,900	28,382	27,367
Unrealized depreciation on over-the-counter credit default swap contracts	31,035	—	—	—	—	—
Variation margin due to brokers on centrally cleared credit default swap contracts	30,559	—	—	—	—	—
Distribution fees payable to affiliates	8,506	2,742	10,295	9,319	1,360	1,176
Interest expense payable	83	—	—	—	—	—
Total Liabilities	1,599,184,100	2,740,809	28,511,707	5,127,725	6,615,013	3,565,224
Total Net Assets	$2,703,285,650	$803,231,191	$1,859,889,074	$1,840,888,315	$648,871,450	$635,309,082

Net Assets Consist of:
Paid-in capital	$3,110,528,465	$849,864,869	$1,113,133,983	$1,269,142,707	$663,948,298	$592,008,111
Total distributable earnings (loss)	(407,242,815)	(46,633,678)	746,755,091	571,745,608	(15,076,848)	43,300,971
Total Net Assets	$2,703,285,650	$803,231,191	$1,859,889,074	$1,840,888,315	$648,871,450	$635,309,082

Statements of assets and liabilities
Optimum Fund Trust
	Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
Net Asset Value

Class A:
Net assets	$38,466,864	$11,263,055	$43,854,944	$41,821,068	$5,651,813	$5,098,079
Shares of beneficial interest outstanding, unlimited authorization, no par	4,663,914	862,307	2,350,062	2,221,600	551,063	413,677
Net asset value per share	$8.25	$13.06	$18.66	$18.82	$10.26	$12.32
Sales charge	4.50%	5.75%	5.75%	5.75%	5.75%	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$8.64	$13.86	$19.80	$19.97	$10.89	$13.07

Class C:
Net assets	$156,845	$235,591	$503,520	$274,672	$98,039	$59,650
Shares of beneficial interest outstanding, unlimited authorization, no par	17,981	18,138	42,038	14,667	16,272	5,867
Net asset value per share	$8.72	$12.99	$11.98	$18.73	$6.03	$10.17

Institutional Class:
Net assets	$2,664,661,941	$791,732,545	$1,815,530,610	$1,798,792,575	$643,121,598	$630,151,353
Shares of beneficial interest outstanding, unlimited authorization, no par	323,534,706	60,030,082	83,111,508	94,966,270	51,831,277	46,853,703
Net asset value per share	$8.24	$13.19	$21.84	$18.94	$12.41	$13.45
*Investments, at cost	$3,187,413,560	$718,339,947	$1,229,770,835	$1,321,709,632	$676,364,516	$602,694,643
**Repurchase agreements, at cost	451,064,853	—	—	—	—	—
ΔForeign currencies, at cost	3,853,030	1,002,083	210	19,929	—	—
ΣOptions written, premium received	(584,764)	—	—	—	—	—
***See Note 10 in "Notes to financial statements."
See accompanying notes, which are an integral part of the financial statements.

Statements of operations
Optimum Fund Trust
Year ended March 31, 2025
	Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
Investment Income:
Interest	$128,844,855	$—	$—	$—	$—	$—
Dividends	1,991,205	21,697,370	10,628,185	39,878,122	3,447,637	15,553,670
Foreign withholding tax claims	—	1,038,634	—	—	—	—
Foreign tax withheld	—	(2,691,907)	(20,540)	(97,486)	(4,323)	(27,183)
	130,836,060	20,044,097	10,607,645	39,780,636	3,443,314	15,526,487

Expenses:
Management fees	13,394,869	5,975,814	13,871,908	11,799,503	7,183,700	5,988,862
Distribution expenses — Class A	123,435	35,573	148,038	131,031	20,283	16,970
Distribution expenses — Class C	2,276	2,426	6,112	4,087	1,217	710
Dividend disbursing and transfer agent fees and expenses	4,308,210	1,298,087	3,267,573	2,970,300	1,174,678	1,081,064
Accounting and administration expenses	1,927,404	616,888	1,464,258	1,337,369	552,380	510,903
Reports and statements to shareholders expenses	420,290	215,192	360,093	423,479	341,735	532,683
Trustees’ fees	314,571	94,703	234,785	216,187	83,922	77,831
Interest expense	261,356	—	—	—	—	—
Legal fees	192,675	57,721	153,769	135,345	57,044	50,877
Custodian fees	168,999	210,996	96,548	82,162	16,419	10,922
Registration fees	76,001	62,069	71,035	71,309	63,362	60,981
Audit and tax fees	48,053	68,056	31,546	28,899	29,281	30,284
Excise tax	—	25,766	—	—	—	—
Other	486,361	183,714	208,397	189,895	78,893	71,261
	21,724,500	8,847,005	19,914,062	17,389,566	9,602,914	8,433,348
Less expenses waived	—	—	(95,797)	(193,431)	(312,482)	(583,927)
Less expenses paid indirectly	(95,803)	(9,425)	(14,076)	(1,176)	(3,660)	(3,684)
Total operating expenses	21,628,697	8,837,580	19,804,189	17,194,959	9,286,772	7,845,737
Net Investment Income (Loss)	109,207,363	11,206,517	(9,196,544)	22,585,677	(5,843,458)	7,680,750 See accompanying notes, which are an integral part of the financial statements.

Statements of operations
Optimum Fund Trust
	Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments[1]	$(33,495,055)	$37,905,891	$225,140,723	$108,165,696	$84,794,906	$71,105,063
Foreign currencies	(320,760)	(199,385)	1,507	(91)	—	—
Forward foreign currency exchange contracts	6,465,913	—	92,552	—	—	—
Futures contracts	(8,414,631)	—	—	—	—	—
Options purchased	534,670	—	—	—	—	—
Options written	1,531,509	—	—	—	—	—
Swap contracts	(5,779,390)	—	—	—	—	—
Net increase from payment by affiliates[2]	533,452	—	—	—	—	—
Securities sold short	(491,679)	—	—	—	—	—
Net realized gain (loss)	(39,435,971)	37,706,506	225,234,782	108,165,605	84,794,906	71,105,063

Net change in unrealized appreciation (depreciation) on:
Investments[3]	57,909,000	11,766,641	(103,630,657)	(25,271,168)	(144,333,366)	(102,090,137)
Foreign currencies	572,671	35,238	259	4,170	—	—
Forward foreign currency exchange contracts	(3,887,854)	—	4,909	—	—	—
Futures contracts	2,648,639	—	—	—	—	—
Options purchased	(123,226)	—	—	—	—	—
Options written	123,492	—	—	—	—	—
Swap contracts	3,235,419	—	—	—	—	—
Net change in unrealized appreciation (depreciation)	60,478,141	11,801,879	(103,625,489)	(25,266,998)	(144,333,366)	(102,090,137)
Net Realized and Unrealized Gain (Loss)	21,042,170	49,508,385	121,609,293	82,898,607	(59,538,460)	(30,985,074)
Net Increase (Decrease) in Net Assets Resulting from Operations	$130,249,533	$60,714,902	$112,412,749	$105,484,284	$(65,381,918)	$(23,304,324)
[1]	Includes $(862,060) capital gains taxes paid for Optimum International Fund.
[2]	See Note 2 in “Notes to financial statements.”
[3]	Includes net change of $823,668 capital gains taxes accrued for Optimum International Fund.
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Optimum Fund Trust
	Optimum Fixed Income Fund		Optimum International Fund
	Year ended		Year ended
	3/31/25	3/31/24	3/31/25	3/31/24
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$109,207,363	$103,364,487	$11,206,517	$9,632,921
Net realized gain (loss)	(39,969,423) [1]	(97,048,269)	37,706,506	(22,458,888)
Net increase from payment by affiliates	533,452[2]	—	—	—
Net change in unrealized appreciation (depreciation)	60,478,141	59,357,586	11,801,879	104,189,966
Net increase (decrease) in net assets resulting from operations	130,249,533	65,673,804	60,714,902	91,363,999

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(1,627,266)	(1,653,757)	(158,228)	(184,292)
Class C	(3,208)	—	(1,227)	—
Institutional Class	(100,274,653)	(85,527,880)	(12,511,412)	(10,418,320)
	(101,905,127)	(87,181,637)	(12,670,867)	(10,602,612)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Class A	3,892,271[3]	5,748,238	348,671	1,461,969
Class C	—[3,4]	54,076	—	5,847
Institutional Class	364,932,832[3]	734,810,023	99,023,548	332,589,015

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,621,282	1,646,647	157,841	183,835
Class C	2,790	—	1,194	—
Institutional Class	100,200,463	85,474,354	12,501,947	10,409,367
	470,649,638	827,733,338	112,033,201	344,650,033
Cost of shares redeemed:
Class A	(21,805,937)	(11,292,566)	(5,676,273)	(2,351,959)
Class C	(183,793)	(4,664,617)	(35,250)	(1,376,214)
Institutional Class	(474,205,468)	(526,073,688)	(149,912,004)	(230,325,636)
	(496,195,198)	(542,030,871)	(155,623,527)	(234,053,809)
Increase (decrease) in net assets derived from capital share transactions	(25,545,560)	285,702,467	(43,590,326)	110,596,224
Net Increase in Net Assets	2,798,846	264,194,634	4,453,709	191,357,611

Net Assets:
Beginning of year	2,700,486,804	2,436,292,170	798,777,482	607,419,871
End of year	$2,703,285,650	$2,700,486,804	$803,231,191	$798,777,482
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
[3]	Amount includes capital contribution by affiliates. See Note 2 in “Notes to financial statements.”
[4]	Amount is less than $1.
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Optimum Fund Trust
	Optimum Large Cap Growth Fund		Optimum Large Cap Value Fund
	Year ended		Year ended
	3/31/25	3/31/24	3/31/25	3/31/24
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(9,196,544)	$(5,953,274)	$22,585,677	$24,020,567
Net realized gain (loss)	225,234,782	173,266,010	108,165,605	247,379,810
Net change in unrealized appreciation (depreciation)	(103,625,489)	418,614,482	(25,266,998)	71,991,597
Net increase (decrease) in net assets resulting from operations	112,412,749	585,927,218	105,484,284	343,391,974

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(5,454,142)	(7,129,965)	(3,178,851)	(8,070,840)
Class C	(85,456)	(105,595)	(18,535)	(73,176)
Institutional Class	(168,684,873)	(179,461,654)	(121,851,099)	(237,846,957)
	(174,224,471)	(186,697,214)	(125,048,485)	(245,990,973)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Class A	627,382	7,189,784	633,618	6,477,071
Class C	38,827	65,143	10,015	35,872
Institutional Class	237,989,631	248,781,029	250,028,658	241,401,565

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	5,442,508	7,105,011	3,155,456	8,014,905
Class C	83,038	102,996	17,403	70,543
Institutional Class	168,491,315	179,265,155	121,716,342	237,618,007
	412,672,701	442,509,118	375,561,492	493,617,963
Cost of shares redeemed:
Class A	(24,980,892)	(11,443,788)	(20,495,530)	(9,864,233)
Class C	(254,670)	(7,135,227)	(330,082)	(6,075,275)
Institutional Class	(417,961,726)	(650,331,670)	(349,527,215)	(755,443,832)
	(443,197,288)	(668,910,685)	(370,352,827)	(771,383,340)
Increase (decrease) in net assets derived from capital share transactions	(30,524,587)	(226,401,567)	5,208,665	(277,765,377)
Net Increase (Decrease) in Net Assets	(92,336,309)	172,828,437	(14,355,536)	(180,364,376)

Net Assets:
Beginning of year	1,952,225,383	1,779,396,946	1,855,243,851	2,035,608,227
End of year	$1,859,889,074	$1,952,225,383	$1,840,888,315	$1,855,243,851
See accompanying notes, which are an integral part of the financial statements.

	Optimum Small-Mid Cap Growth Fund		Optimum Small-Mid Cap Value Fund
	Year ended		Year ended
	3/31/25	3/31/24	3/31/25	3/31/24
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(5,843,458)	$(4,256,352)	$7,680,750	$7,658,738
Net realized gain (loss)	84,794,906	19,853,630	71,105,063	(10,985,064)
Net change in unrealized appreciation (depreciation)	(144,333,366)	97,164,874	(102,090,137)	114,046,915
Net increase (decrease) in net assets resulting from operations	(65,381,918)	112,762,152	(23,304,324)	110,720,589

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	—	—	(537,066)	(110,527)
Class C	—	—	(6,552)	(9)
Institutional Class	—	—	(53,803,623)	(8,708,125)
	—	—	(54,347,241)	(8,818,661)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Class A	135,014	1,047,284	95,234	865,711
Class C	1,950	3,268	1,200	2,223
Institutional Class	107,929,819	245,329,622	96,256,946	138,929,950

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	—	535,964	110,228
Class C	—	—	6,285	10
Institutional Class	—	—	53,770,333	8,700,068
	108,066,783	246,380,174	150,665,962	148,608,190
Cost of shares redeemed:
Class A	(3,146,478)	(1,419,536)	(2,600,653)	(1,212,191)
Class C	(33,870)	(993,819)	(26,178)	(872,013)
Institutional Class	(133,694,193)	(115,195,899)	(121,450,707)	(173,600,060)
	(136,874,541)	(117,609,254)	(124,077,538)	(175,684,264)
Increase (decrease) in net assets derived from capital share transactions	(28,807,758)	128,770,920	26,588,424	(27,076,074)
Net Increase (Decrease) in Net Assets	(94,189,676)	241,533,072	(51,063,141)	74,825,854

Net Assets:
Beginning of year	743,061,126	501,528,054	686,372,223	611,546,369
End of year	$648,871,450	$743,061,126	$635,309,082	$686,372,223
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Optimum Fixed Income Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$8.15	$8.22	$9.04	$9.70	$9.67

Income (loss) from investment operations:
Net investment income[1]	0.31	0.29	0.20	0.14	0.15
Net realized and unrealized gain (loss)	0.08	(0.12)	(0.76)	(0.61)	0.37
Payment by affiliates	—[2]	—	—	—	—
Total from investment operations	0.39	0.17	(0.56)	(0.47)	0.52

Less dividends and distributions from:
Net investment income	(0.29)	(0.24)	(0.26)	(0.15)	(0.15)
Net realized gain	—	—	—[3]	(0.04)	(0.34)
Total dividends and distributions	(0.29)	(0.24)	(0.26)	(0.19)	(0.49)

Capital contribution by affiliates	—[2]	—	—	—	—

Net asset value, end of period	$8.25	$8.15	$8.22	$9.04	$9.70

Total return[4]	4.79%[2]	2.15%	(6.10%)	(4.99%)	5.21%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$38,467	$54,169	$58,498	$21,244	$24,142
Ratio of expenses to average net assets[5]	1.05%[6,7]	1.06%[7]	1.06%	1.05%	1.06%
Ratio of expenses to average net assets prior to fees waived[5]	1.05%[6]	1.06%	1.06%	1.05%	1.06%
Ratio of net investment income to average net assets	3.81%	3.64%	2.42%	1.40%	1.52%
Ratio of net investment income to average net assets prior to fees waived	3.81%	3.64%	2.42%	1.40%	1.52%
Portfolio turnover	387%[8]	341%[8]	254%	219%[8]	217%[8]
[1]	Calculated using average shares outstanding.
[2]	Payment by affiliates and capital contributions by affiliates are less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[3]	Amount is less than $(0.005) per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
[7]	The ratios of expenses to average net assets excluding interest expense for the years ended March 31, 2025 and 2024 were 1.04% and 1.05%, respectively.
[8]	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
See accompanying notes, which are an integral part of the financial statements.

Optimum Fixed Income Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$8.54	$8.42	$9.05	$9.69	$9.67

Income (loss) from investment operations:
Net investment income[1]	0.27	0.24	0.14	0.06	0.08
Net realized and unrealized gain (loss)	0.06	(0.12)	(0.77)	(0.59)	0.35
Payment by affiliates	—[2]	—	—	—	—
Total from investment operations	0.33	0.12	(0.63)	(0.53)	0.43

Less dividends and distributions from:
Net investment income	(0.15)	—	—	(0.07)	(0.07)
Net realized gain	—	—	—[3]	(0.04)	(0.34)
Total dividends and distributions	(0.15)	—	—	(0.11)	(0.41)

Capital contribution by affiliates	—[2]	—	—	—	—

Net asset value, end of period	$8.72	$8.54	$8.42	$9.05	$9.69

Total return[4]	3.91%[2]	1.43%	(6.94%)	(5.55%)	4.30%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$157	$332	$5,048	$71,985	$85,821
Ratio of expenses to average net assets[5]	1.80%[6,7]	1.81%[7]	1.81%	1.80%	1.81%
Ratio of expenses to average net assets prior to fees waived[5]	1.80%[6]	1.81%	1.81%	1.80%	1.81%
Ratio of net investment income to average net assets	3.07%	2.89%	1.67%	0.65%	0.77%
Ratio of net investment income to average net assets prior to fees waived	3.07%	2.89%	1.67%	0.65%	0.77%
Portfolio turnover	387%[8]	341%[8]	254%	219%[8]	217%[8]
[1]	Calculated using average shares outstanding.
[2]	Payment by affiliates and capital contributions by affiliates are less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[3]	Amount is less than $(0.005) per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
[7]	The ratios of expenses to average net assets excluding interest expense for the years ended March 31, 2025 and 2024 were 1.79% and 1.80%, respectively.
[8]	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Optimum Fixed Income Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$8.15	$8.22	$9.03	$9.68	$9.66

Income (loss) from investment operations:
Net investment income[1]	0.33	0.31	0.22	0.16	0.18
Net realized and unrealized gain (loss)	0.08	(0.12)	(0.76)	(0.59)	0.36
Payment by affiliates	—[2]	—	—	—	—
Total from investment operations	0.41	0.19	(0.54)	(0.43)	0.54

Less dividends and distributions from:
Net investment income	(0.32)	(0.26)	(0.27)	(0.18)	(0.18)
Net realized gain	—	—	—[3]	(0.04)	(0.34)
Total dividends and distributions	(0.32)	(0.26)	(0.27)	(0.22)	(0.52)

Capital contribution by affiliates	—[2]	—	—	—	—

Net asset value, end of period	$8.24	$8.15	$8.22	$9.03	$9.68

Total return[4]	5.06%[2]	2.43%	(5.91%)	(4.65%)	5.37%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,664,662	$2,645,986	$2,372,746	$2,749,495	$2,725,281
Ratio of expenses to average net assets[5]	0.80%[6,7]	0.81%[7]	0.81%	0.80%	0.81%
Ratio of expenses to average net assets prior to fees waived[5]	0.80%[6]	0.81%	0.81%	0.80%	0.81%
Ratio of net investment income to average net assets	4.06%	3.89%	2.67%	1.65%	1.77%
Ratio of net investment income to average net assets prior to fees waived	4.06%	3.89%	2.67%	1.65%	1.77%
Portfolio turnover	387%[8]	341%[8]	254%	219%[8]	217%[8]
[1]	Calculated using average shares outstanding.
[2]	Payment by affiliates and capital contributions by affiliates are less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[3]	Amount is less than $(0.005) per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
[7]	The ratios of expenses to average net assets excluding interest expense for the years ended March 31, 2025 and 2024 were 0.79% and 0.80%, respectively.
[8]	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
See accompanying notes, which are an integral part of the financial statements.

Optimum International Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$12.30	$11.08	$12.33	$15.40	$9.93

Income (loss) from investment operations:
Net investment income[1]	0.15	0.11	0.25	0.22	0.16
Net realized and unrealized gain (loss)	0.76	1.25	(1.19)	(1.20)	5.59
Total from investment operations	0.91	1.36	(0.94)	(0.98)	5.75

Less dividends and distributions from:
Net investment income	(0.15)	(0.14)	(0.31)	(0.27)	(0.12)
Net realized gain	—	—	—	(1.82)	(0.16)
Total dividends and distributions	(0.15)	(0.14)	(0.31)	(2.09)	(0.28)

Net asset value, end of period	$13.06	$12.30	$11.08	$12.33	$15.40

Total return[2]	7.42%	12.42%[3]	(7.49%)[3]	(7.55%)[3]	58.20%[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$11,263	$15,524	$14,663	$6,071	$7,494
Ratio of expenses to average net assets[4]	1.33%[5]	1.32%	1.31%	1.34%	1.34%
Ratio of expenses to average net assets prior to fees waived[4]	1.33%[5]	1.34%	1.38%	1.36%	1.35%
Ratio of net investment income to average net assets	1.18%	1.02%	2.37%	1.46%	1.21%
Ratio of net investment income to average net assets prior to fees waived	1.18%	1.00%	2.30%	1.44%	1.20%
Portfolio turnover	54%	73%	54%	106%	71%
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[3]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[5]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Optimum International Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$12.24	$10.98	$11.96	$14.98	$9.68

Income (loss) from investment operations:
Net investment income[1]	0.05	0.03	0.17	0.10	0.06
Net realized and unrealized gain (loss)	0.77	1.23	(1.15)	(1.15)	5.43
Total from investment operations	0.82	1.26	(0.98)	(1.05)	5.49

Less dividends and distributions from:
Net investment income	(0.07)	—	—	(0.15)	(0.03)
Net realized gain	—	—	—	(1.82)	(0.16)
Total dividends and distributions	(0.07)	—	—	(1.97)	(0.19)

Net asset value, end of period	$12.99	$12.24	$10.98	$11.96	$14.98

Total return[2]	6.67%	11.48%[3]	(8.19%)[3]	(8.21%)[3]	56.92%[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$236	$255	$1,598	$17,442	$22,367
Ratio of expenses to average net assets[4]	2.08%[5]	2.07%	2.06%	2.09%	2.09%
Ratio of expenses to average net assets prior to fees waived[4]	2.08%[5]	2.09%	2.13%	2.11%	2.10%
Ratio of net investment income to average net assets	0.41%	0.27%	1.62%	0.71%	0.46%
Ratio of net investment income to average net assets prior to fees waived	0.41%	0.25%	1.55%	0.69%	0.45%
Portfolio turnover	54%	73%	54%	106%	71%
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[3]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[5]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Optimum International Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$12.44	$11.20	$12.44	$15.52	$10.00

Income (loss) from investment operations:
Net investment income[1]	0.18	0.14	0.28	0.26	0.19
Net realized and unrealized gain (loss)	0.78	1.26	(1.20)	(1.21)	5.64
Total from investment operations	0.96	1.40	(0.92)	(0.95)	5.83

Less dividends and distributions from:
Net investment income	(0.21)	(0.16)	(0.32)	(0.31)	(0.15)
Net realized gain	—	—	—	(1.82)	(0.16)
Total dividends and distributions	(0.21)	(0.16)	(0.32)	(2.13)	(0.31)

Net asset value, end of period	$13.19	$12.44	$11.20	$12.44	$15.52

Total return[2]	7.69%	12.69%[3]	(7.24%)[3]	(7.31%)[3]	58.64%[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$791,732	$782,998	$591,159	$903,987	$901,797
Ratio of expenses to average net assets[4]	1.08%[5]	1.07%	1.06%	1.09%	1.09%
Ratio of expenses to average net assets prior to fees waived[4]	1.08%[5]	1.09%	1.13%	1.11%	1.10%
Ratio of net investment income to average net assets	1.39%	1.27%	2.62%	1.71%	1.46%
Ratio of net investment income to average net assets prior to fees waived	1.39%	1.25%	2.55%	1.69%	1.45%
Portfolio turnover	54%	73%	54%	106%	71%
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[3]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[5]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Optimum Large Cap Growth Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$19.53	$16.09	$19.88	$22.49	$15.51

Income (loss) from investment operations:
Net investment loss[1]	(0.14)	(0.10)	(0.07)	(0.19)	(0.14)
Net realized and unrealized gain (loss)	1.41	5.84	(2.93)	1.26	9.03
Total from investment operations	1.27	5.74	(3.00)	1.07	8.89

Less dividends and distributions from:
Net realized gain	(2.14)	(2.30)	(0.79)	(3.68)	(1.91)
Total dividends and distributions	(2.14)	(2.30)	(0.79)	(3.68)	(1.91)

Net asset value, end of period	$18.66	$19.53	$16.09	$19.88	$22.49

Total return[2]	4.97%[3]	38.23%[3]	(14.76%)[3]	2.49%[3]	57.75%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$43,855	$63,521	$49,563	$23,861	$27,906
Ratio of expenses to average net assets[4]	1.21%[5]	1.19%	1.17%	1.22%	1.23%
Ratio of expenses to average net assets prior to fees waived[4]	1.22%[5]	1.26%	1.25%	1.22%	1.23%
Ratio of net investment loss to average net assets	(0.69%)	(0.58%)	(0.43%)	(0.80%)	(0.65%)
Ratio of net investment loss to average net assets prior to fees waived	(0.70%)	(0.65%)	(0.51%)	(0.80%)	(0.65%)
Portfolio turnover	54%	48%	90%[6]	25%	27%
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[3]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[5]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
[6]	As a result of American Century Management, Inc. and Los Angeles Capital Management LLC replaced T. Rowe Price and ClearBridge Investments, LLC as the sub-advisors to Optimum Large Cap Growth Fund during the Fund’s year ended March 31, 2023, the Fund’s portfolio turnover rate increased during the year ended March 31, 2023.
See accompanying notes, which are an integral part of the financial statements.

Optimum Large Cap Growth Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$13.26	$11.64	$14.77	$17.63	$12.52

Income (loss) from investment operations:
Net investment loss[1]	(0.20)	(0.17)	(0.14)	(0.28)	(0.24)
Net realized and unrealized gain (loss)	1.06	4.09	(2.20)	1.10	7.26
Total from investment operations	0.86	3.92	(2.34)	0.82	7.02

Less dividends and distributions from:
Net realized gain	(2.14)	(2.30)	(0.79)	(3.68)	(1.91)
Total dividends and distributions	(2.14)	(2.30)	(0.79)	(3.68)	(1.91)

Net asset value, end of period	$11.98	$13.26	$11.64	$14.77	$17.63

Total return[2]	4.20%[3]	37.16%[3]	(15.41%)[3]	1.72%[3]	56.56%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$503	$688	$6,568	$65,193	$79,209
Ratio of expenses to average net assets[4]	1.96%[5]	1.94%	1.92%	1.97%	1.98%
Ratio of expenses to average net assets prior to fees waived[4]	1.97%[5]	2.01%	2.00%	1.97%	1.98%
Ratio of net investment loss to average net assets	(1.44%)	(1.33%)	(1.18%)	(1.55%)	(1.40%)
Ratio of net investment loss to average net assets prior to fees waived	(1.45%)	(1.40%)	(1.26%)	(1.55%)	(1.40%)
Portfolio turnover	54%	48%	90%[6]	25%	27%
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[3]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[5]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
[6]	As a result of American Century Management, Inc. and Los Angeles Capital Management LLC replaced T. Rowe Price and ClearBridge Investments, LLC as the sub-advisors to Optimum Large Cap Growth Fund during the Fund’s year ended March 31, 2023, the Fund’s portfolio turnover rate increased during the year ended March 31, 2023.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Optimum Large Cap Growth Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$22.51	$18.19	$22.30	$24.79	$16.93

Income (loss) from investment operations:
Net investment loss[1]	(0.11)	(0.07)	(0.03)	(0.14)	(0.09)
Net realized and unrealized gain (loss)	1.58	6.69	(3.29)	1.33	9.86
Total from investment operations	1.47	6.62	(3.32)	1.19	9.77

Less dividends and distributions from:
Net realized gain	(2.14)	(2.30)	(0.79)	(3.68)	(1.91)
Total dividends and distributions	(2.14)	(2.30)	(0.79)	(3.68)	(1.91)

Net asset value, end of period	$21.84	$22.51	$18.19	$22.30	$24.79

Total return[2]	5.21%[3]	38.66%[3]	(14.59%)[3]	2.75%[3]	58.11%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,815,531	$1,888,016	$1,723,266	$1,898,357	$1,824,739
Ratio of expenses to average net assets[4]	0.96%[5]	0.94%	0.92%	0.97%	0.98%
Ratio of expenses to average net assets prior to fees waived[4]	0.97%[5]	1.01%	1.00%	0.97%	0.98%
Ratio of net investment loss to average net assets	(0.44%)	(0.33%)	(0.18%)	(0.55%)	(0.40%)
Ratio of net investment loss to average net assets prior to fees waived	(0.45%)	(0.40%)	(0.26%)	(0.55%)	(0.40%)
Portfolio turnover	54%	48%	90%[6]	25%	27%
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[3]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[5]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
[6]	As a result of American Century Management, Inc. and Los Angeles Capital Management LLC replaced T. Rowe Price and ClearBridge Investments, LLC as the sub-advisors to Optimum Large Cap Growth Fund during the Fund’s year ended March 31, 2023, the Fund’s portfolio turnover rate increased during the year ended March 31, 2023.
See accompanying notes, which are an integral part of the financial statements.

Optimum Large Cap Value Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$19.03	$18.42	$20.72	$19.72	$13.22

Income (loss) from investment operations:
Net investment income[1]	0.19	0.21	0.21	0.16	0.17
Net realized and unrealized gain (loss)	0.87	3.28	(1.35)	2.37	6.52
Total from investment operations	1.06	3.49	(1.14)	2.53	6.69

Less dividends and distributions from:
Net investment income	(0.16)	(0.29)	(0.22)	(0.23)	(0.10)
Net realized gain	(1.11)	(2.59)	(0.94)	(1.30)	(0.09)
Total dividends and distributions	(1.27)	(2.88)	(1.16)	(1.53)	(0.19)

Net asset value, end of period	$18.82	$19.03	$18.42	$20.72	$19.72

Total return[2]	5.53%[3]	21.27%[3]	(5.61%)[3]	12.91%	50.73%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$41,821	$58,599	$51,404	$23,414	$23,730
Ratio of expenses to average net assets[4]	1.17%[5]	1.17%	1.17%	1.18%	1.19%
Ratio of expenses to average net assets prior to fees waived[4]	1.18%[5]	1.21%	1.17%	1.18%	1.19%
Ratio of net investment income to average net assets	0.97%	1.11%	1.12%	0.76%	1.04%
Ratio of net investment income to average net assets prior to fees waived	0.96%	1.07%	1.12%	0.76%	1.04%
Portfolio turnover	11%	14%	22%	9%	20%
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[3]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[5]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Optimum Large Cap Value Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$18.92	$18.19	$20.41	$19.44	$13.06

Income (loss) from investment operations:
Net investment income[1]	0.05	0.07	0.07	—	0.05
Net realized and unrealized gain (loss)	0.87	3.25	(1.35)	2.34	6.42
Total from investment operations	0.92	3.32	(1.28)	2.34	6.47

Less dividends and distributions from:
Net investment income	—	—	—	(0.07)	—
Net realized gain	(1.11)	(2.59)	(0.94)	(1.30)	(0.09)
Total dividends and distributions	(1.11)	(2.59)	(0.94)	(1.37)	(0.09)

Net asset value, end of period	$18.73	$18.92	$18.19	$20.41	$19.44

Total return[2]	4.81%[3]	20.34%[3]	(6.37%)[3]	12.07%	49.61%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$275	$573	$6,301	$64,602	$69,778
Ratio of expenses to average net assets[4]	1.92%[5]	1.92%	1.92%	1.93%	1.94%
Ratio of expenses to average net assets prior to fees waived[4]	1.93%[5]	1.96%	1.92%	1.93%	1.94%
Ratio of net investment income to average net assets	0.25%	0.36%	0.37%	0.01%	0.29%
Ratio of net investment income to average net assets prior to fees waived	0.24%	0.32%	0.37%	0.01%	0.29%
Portfolio turnover	11%	14%	22%	9%	20%
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[3]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[5]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Optimum Large Cap Value Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$19.16	$18.50	$20.78	$19.77	$13.25

Income (loss) from investment operations:
Net investment income[1]	0.24	0.25	0.26	0.21	0.21
Net realized and unrealized gain (loss)	0.89	3.30	(1.36)	2.39	6.54
Total from investment operations	1.13	3.55	(1.10)	2.60	6.75

Less dividends and distributions from:
Net investment income	(0.24)	(0.30)	(0.24)	(0.29)	(0.14)
Net realized gain	(1.11)	(2.59)	(0.94)	(1.30)	(0.09)
Total dividends and distributions	(1.35)	(2.89)	(1.18)	(1.59)	(0.23)

Net asset value, end of period	$18.94	$19.16	$18.50	$20.78	$19.77

Total return[2]	5.86%[3]	21.54%[3]	(5.40%)[3]	13.22%	51.11%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,798,792	$1,796,072	$1,977,903	$1,988,380	$1,724,882
Ratio of expenses to average net assets[4]	0.92%[5]	0.92%	0.92%	0.93%	0.94%
Ratio of expenses to average net assets prior to fees waived[4]	0.93%[5]	0.96%	0.92%	0.93%	0.94%
Ratio of net investment income to average net assets	1.22%	1.36%	1.37%	1.01%	1.29%
Ratio of net investment income to average net assets prior to fees waived	1.21%	1.32%	1.37%	1.01%	1.29%
Portfolio turnover	11%	14%	22%	9%	20%
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[3]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[5]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Optimum Small-Mid Cap Growth Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$11.33	$9.68	$12.29	$18.05	$10.17

Income (loss) from investment operations:
Net investment loss[1]	(0.12)	(0.10)	(0.11)	(0.20)	(0.18)
Net realized and unrealized gain (loss)	(0.95)	1.75	(1.53)	(0.15)	10.98
Total from investment operations	(1.07)	1.65	(1.64)	(0.35)	10.80

Less dividends and distributions from:
Net realized gain	—	—	(0.97)	(5.41)	(2.92)
Total dividends and distributions	—	—	(0.97)	(5.41)	(2.92)

Net asset value, end of period	$10.26	$11.33	$9.68	$12.29	$18.05

Total return[2]	(9.44%)	17.05%	(13.08%)	(5.76%)	109.54%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,652	$9,174	$8,144	$3,864	$5,016
Ratio of expenses to average net assets[3]	1.51%[4]	1.54%	1.54%	1.56%	1.56%
Ratio of expenses to average net assets prior to fees waived[3]	1.55%[4]	1.66%	1.61%	1.57%	1.58%
Ratio of net investment loss to average net assets	(1.03%)	(0.96%)	(1.14%)	(1.19%)	(1.18%)
Ratio of net investment loss to average net assets prior to fees waived	(1.07%)	(1.08%)	(1.21%)	(1.20%)	(1.20%)
Portfolio turnover	131%	132%	114%	98%	111%
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[3]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[4]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Optimum Small-Mid Cap Growth Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$6.71	$5.77	$7.85	$13.43	$8.02

Income (loss) from investment operations:
Net investment loss[1]	(0.12)	(0.10)	(0.13)	(0.23)	(0.23)
Net realized and unrealized gain (loss)	(0.56)	1.04	(0.98)	0.06	8.56
Total from investment operations	(0.68)	0.94	(1.11)	(0.17)	8.33

Less dividends and distributions from:
Net realized gain	—	—	(0.97)	(5.41)	(2.92)
Total dividends and distributions	—	—	(0.97)	(5.41)	(2.92)

Net asset value, end of period	$6.03	$6.71	$5.77	$7.85	$13.43

Total return[2]	(10.13%)	16.29%	(13.76%)	(6.51%)	108.02%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$98	$142	$1,132	$10,474	$14,372
Ratio of expenses to average net assets[3]	2.26%[4]	2.29%	2.29%	2.31%	2.31%
Ratio of expenses to average net assets prior to fees waived[3]	2.30%[4]	2.41%	2.36%	2.32%	2.33%
Ratio of net investment loss to average net assets	(1.79%)	(1.71%)	(1.89%)	(1.94%)	(1.93%)
Ratio of net investment loss to average net assets prior to fees waived	(1.83%)	(1.83%)	(1.96%)	(1.95%)	(1.95%)
Portfolio turnover	131%	132%	114%	98%	111%
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[3]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[4]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Optimum Small-Mid Cap Growth Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$13.68	$11.65	$14.52	$20.37	$11.25

Income (loss) from investment operations:
Net investment loss[1]	(0.11)	(0.09)	(0.11)	(0.18)	(0.16)
Net realized and unrealized gain (loss)	(1.16)	2.12	(1.79)	(0.26)	12.20
Total from investment operations	(1.27)	2.03	(1.90)	(0.44)	12.04

Less dividends and distributions from:
Net realized gain	—	—	(0.97)	(5.41)	(2.92)
Total dividends and distributions	—	—	(0.97)	(5.41)	(2.92)

Net asset value, end of period	$12.41	$13.68	$11.65	$14.52	$20.37

Total return[2]	(9.28%)	17.43%	(12.86%)	(5.54%)	110.06%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$643,121	$733,745	$492,252	$732,235	$737,128
Ratio of expenses to average net assets[3]	1.26%[4]	1.29%	1.29%	1.31%	1.31%
Ratio of expenses to average net assets prior to fees waived[3]	1.30%[4]	1.41%	1.36%	1.32%	1.33%
Ratio of net investment loss to average net assets	(0.79%)	(0.71%)	(0.89%)	(0.94%)	(0.93%)
Ratio of net investment loss to average net assets prior to fees waived	(0.83%)	(0.83%)	(0.96%)	(0.95%)	(0.95%)
Portfolio turnover	131%	132%	114%	98%	111%
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[3]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[4]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Optimum Small-Mid Cap Value Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$13.91	$11.93	$14.90	$14.93	$8.36

Income (loss) from investment operations:
Net investment income (loss)[1]	0.12	0.12	0.14	(0.04)	0.19
Net realized and unrealized gain (loss)	(0.52)	2.05	(1.95)	1.01	6.92
Total from investment operations	(0.40)	2.17	(1.81)	0.97	7.11

Less dividends and distributions from:
Net investment income	(0.10)	(0.19)	(0.12)	(0.12)	(0.09)
Net realized gain	(1.09)	—[2]	(1.04)	(0.88)	(0.45)
Total dividends and distributions	(1.19)	(0.19)	(1.16)	(1.00)	(0.54)

Net asset value, end of period	$12.32	$13.91	$11.93	$14.90	$14.93

Total return[3]	(3.89%)	18.43%	(12.44%)	6.45%	86.21%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,098	$7,746	$6,852	$3,328	$3,765
Ratio of expenses to average net assets[4]	1.41%[5]	1.43%	1.44%	1.46%	1.49%
Ratio of expenses to average net assets prior to fees waived[4]	1.49%[5]	1.53%	1.48%	1.46%	1.50%
Ratio of net investment income (loss) to average net assets	0.89%	0.94%	1.07%	(0.26%)	1.65%
Ratio of net investment income (loss) to average net assets prior to fees waived	0.81%	0.84%	1.03%	(0.26%)	1.64%
Portfolio turnover	117%[6]	26%	17%	17%	85%[7]
[1]	Calculated using average shares outstanding.
[2]	Amount is less than $0.005 per share.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[5]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
[6]	As a result of Wellington Management Company LLP replaced Cardinal Capital Management LLC as one of the sub-advisors to Optimum Small-Mid Cap Value during the year ended March 31, 2025, the Fund's portfolio turnover rate increased during the year ended March 31, 2025.
[7]	As a result of Cardinal Capital Management LLC replaced Westwood Management Corp. as one of the sub-advisors to Optimum Small-Mid Cap Value Fund during the Fund’s year ended March 31, 2021, the Fund’s portfolio turnover rate increased during the year ended March 31, 2021.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Optimum Small-Mid Cap Value Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$11.70	$9.96	$12.62	$12.78	$7.22

Income (loss) from investment operations:
Net investment income (loss)[1]	0.01	0.02	0.04	(0.13)	0.09
Net realized and unrealized gain (loss)	(0.41)	1.72	(1.66)	0.87	5.94
Total from investment operations	(0.40)	1.74	(1.62)	0.74	6.03

Less dividends and distributions from:
Net investment income	(0.04)	—	—	(0.02)	(0.02)
Net realized gain	(1.09)	—[2]	(1.04)	(0.88)	(0.45)
Total dividends and distributions	(1.13)	—[2]	(1.04)	(0.90)	(0.47)

Net asset value, end of period	$10.17	$11.70	$9.96	$12.62	$12.78

Total return[3]	(4.57%)	17.48%	(13.13%)	5.70%	84.75%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$60	$88	$939	$9,318	$11,354
Ratio of expenses to average net assets[4]	2.16%[5]	2.18%	2.19%	2.21%	2.24%
Ratio of expenses to average net assets prior to fees waived[4]	2.24%[5]	2.28%	2.23%	2.21%	2.25%
Ratio of net investment income (loss) to average net assets	0.12%	0.19%	0.32%	(1.01%)	0.90%
Ratio of net investment income (loss) to average net assets prior to fees waived	0.04%	0.09%	0.28%	(1.01%)	0.89%
Portfolio turnover	117%[6]	26%	17%	17%	85%[7]
[1]	Calculated using average shares outstanding.
[2]	Amount is less than $0.005 per share.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[5]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
[6]	As a result of Wellington Management Company LLP replaced Cardinal Capital Management LLC as one of the sub-advisors to Optimum Small-Mid Cap Value during the year ended March 31, 2025, the Fund's portfolio turnover rate increased during the year ended March 31, 2025.
[7]	As a result of Cardinal Capital Management LLC replaced Westwood Management Corp. as one of the sub-advisors to Optimum Small-Mid Cap Value Fund during the Fund’s year ended March 31, 2021, the Fund’s portfolio turnover rate increased during the year ended March 31, 2021.
See accompanying notes, which are an integral part of the financial statements.

Optimum Small-Mid Cap Value Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$15.09	$12.90	$15.98	$15.94	$8.90

Income (loss) from investment operations:
Net investment income[1]	0.17	0.16	0.19	—	0.23
Net realized and unrealized gain (loss)	(0.57)	2.22	(2.10)	1.08	7.37
Total from investment operations	(0.40)	2.38	(1.91)	1.08	7.60

Less dividends and distributions from:
Net investment income	(0.15)	(0.19)	(0.13)	(0.16)	(0.11)
Net realized gain	(1.09)	—[2]	(1.04)	(0.88)	(0.45)
Total dividends and distributions	(1.24)	(0.19)	(1.17)	(1.04)	(0.56)

Net asset value, end of period	$13.45	$15.09	$12.90	$15.98	$15.94

Total return[3]	(3.62%)	18.68%	(12.19%)	6.74%	86.63%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$630,151	$678,538	$603,755	$779,594	$701,597
Ratio of expenses to average net assets[4]	1.16%[5]	1.18%	1.19%	1.21%	1.24%
Ratio of expenses to average net assets prior to fees waived[4]	1.24%[5]	1.28%	1.23%	1.21%	1.25%
Ratio of net investment income (loss) to average net assets	1.14%	1.19%	1.32%	(0.01%)	1.90%
Ratio of net investment income (loss) to average net assets prior to fees waived	1.06%	1.09%	1.28%	(0.01%)	1.89%
Portfolio turnover	117%[6]	26%	17%	17%	85%[7]
[1]	Calculated using average shares outstanding.
[2]	Amount is less than $0.005 per share.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[5]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
[6]	As a result of Wellington Management Company LLP replaced Cardinal Capital Management LLC as one of the sub-advisors to Optimum Small-Mid Cap Value during the year ended March 31, 2025, the Fund's portfolio turnover rate increased during the year ended March 31, 2025.
[7]	As a result of Cardinal Capital Management LLC replaced Westwood Management Corp. as one of the sub-advisors to Optimum Small-Mid Cap Value Fund during the Fund’s year ended March 31, 2021, the Fund’s portfolio turnover rate increased during the year ended March 31, 2021.
See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements
Optimum Fund Trust
March 31, 2025
Optimum Fund Trust (Trust) is organized as a Delaware statutory trust and offers 6 series: Optimum Fixed Income Fund, Optimum International Fund, Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund, and Optimum Small-Mid Cap Value Fund, (each, a Fund, or collectively, the Funds). The Trust is an open-end investment company. Each Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Optimum Fixed Income Fund and 5.75% for Optimum International Fund, Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund, and Optimum Small-Mid Cap Value Fund. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.
1. Significant Accounting Policies
Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.
Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Fixed income securities, credit default swap (CDS) contracts, interest rate swap (IRS) contracts, CDS and IRS options contracts (swaptions) are generally priced based upon valuations provided by an independent pricing service or broker/counterparty in accordance with methodologies included within Delaware Management Company (DMC)’s Pricing Policy (Policy). Fixed income security valuations are then reviewed by DMC as part of its duties as each Fund’s valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and certain US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. An adjustment factor may be applied to the daily vendor provided price for certain security/instrument types to arrive at a fair value for the applicable positions. The adjustment factor is determined by comparing the prices of trades with vendor prices over a time period reasonable by DMC, calculating the weighted average differences, and using that difference to adjust vendor prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Forward foreign currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and the ask prices, which approximates fair value. Investments in repurchase agreements are generally valued at par, which approximates fair value, each business day. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC to perform the fair value determination relating to all applicable Fund investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board's oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. If a foreign (non-US) equity security's value has materially changed after the close of the security's primary exchange or principal market but before the close of the NYSE, the security may be valued at fair value. With respect to foreign (non-US) equity securities, the Funds may determine the fair value of investments based on information provided by pricing vendors, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal and Foreign Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund's tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the year ended March 31, 2025, and for all open tax years (years ended March 31, 2022–March 31, 2024), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. In regard to foreign taxes only, each Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of each Fund. If applicable, each Fund recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statements of operations.” During the year ended March 31, 2025, the Funds did not incur any interest or tax penalties.
Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Repurchase Agreements — Each Fund may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with each Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on July 26, 2024, March 31, 2025, and March 31, 2025 and matured by July 26, 2026, April 1, 2025, and April 2, 2025, respectively.
Underlying Funds — Each Fund may invest in other investment companies (Underlying Funds) to the extent permitted by the 1940 Act. The Underlying Funds in which each Fund may invest include ETFs. Each Fund will indirectly bear the investment management fees and other expenses of the Underlying Funds.
Short Sales — Each Fund may make short sales in an attempt to protect against declines in an individual security or the overall market, to manage duration, or for such other purposes consistent with each Fund’s investment objective and strategies. Typically, short sales are transactions in which each Fund sells a security it does not own and, at the time a short sale is effected, each Fund incur an obligation to replace the security borrowed at whatever its price may be at the time each Fund purchases it for delivery to the lender. The price at such time may be more or less than the price at which the security was sold by each Fund. When a short sale transaction is closed out by delivery of the security, any gain or loss on the transaction generally is taxable as short-term capital gain or loss. Until the security is replaced, each Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, each Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale, and potentially additional margin, will be retained by the broker from whom the security is borrowed, to the extent necessary to meet margin requirements, until the short position is closed out. At March 31, 2025, there were no open short sales in the Funds.
To Be Announced Trades (TBA)  — Optimum Fixed Income Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery. At March 31, 2025, the Fund received $1,955,000 cash collateral for TBA trades, which is included in “Cash collateral due to brokers” on the “Statements of assets and liabilities.”
(continues)

Notes to financial statements
Optimum Fund Trust
1. Significant Accounting Policies (continued)
Mortgage Dollar Rolls — Optimum Fixed Income Fund entered into mortgage dollar rolls in which the Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Fund is subject to the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. The Fund is subject to leverage risk on certain transactions, such as the loans of portfolio securities, and the use of when issued or delayed delivery transactions or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. The use of such transactions entails a heightened risk of loss.
Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. Each Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of realized gains (losses), attributable to changes in foreign exchange rates, is included on the “Statements of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, the realized gains and losses are included on the “Statements of operations” under “Net realized gain (loss) on investments.” Each Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Derivative Financial Instruments — The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, forward foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds intend to either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.
Segregation and Collateralization — In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, the Funds may deliver or receive collateral in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. Cash collateral that has been pledged/received to cover obligations of the Funds under derivative contracts, if any, will be reported separately on the “Statements of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedules of investments.”
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Trust are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any Underlying Funds in which the Funds invest are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. When a loan agreement is purchased, a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, which are estimated, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Certain Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Each Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The “Statements of operations” include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes. Each Fund may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. Each Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
In November 2023, FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment's profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity's segments impact overall performance. DMC, each Fund's investment adviser, acts as each Fund's chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment since each Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on each Fund's portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in each Fund's financial statements. Adoption of the new standard impacted each Fund's financial statements note disclosures only, and did not affect any Fund's financial position or the results of its operations.
Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statements of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended March 31, 2025, each Fund earned the following amounts under this arrangement:
Fund	Custody Credits
Optimum Fixed Income Fund	$95,799
Optimum International Fund	9,422
Optimum Large Cap Growth Fund	14,072
Optimum Large Cap Value Fund	1,172
Optimum Small-Mid Cap Growth Fund	3,656
Optimum Small-Mid Cap Value Fund	3,680
Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended March 31, 2025, each Fund earned the following amounts under this arrangement:
(continues)

Notes to financial statements
Optimum Fund Trust
1. Significant Accounting Policies (continued)
Fund	Earnings Credits
Optimum Fixed Income Fund	$4
Optimum International Fund	3
Optimum Large Cap Growth Fund	4
Optimum Large Cap Value Fund	4
Optimum Small-Mid Cap Growth Fund	4
Optimum Small-Mid Cap Value Fund	4
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
DMC, a series of Macquarie Investment Management Business Trust (MIMBT), furnishes investment management services to each Fund and has full discretion and responsibility, subject to the overall supervision of the Board, to select and contract with one or more investment sub-advisors to manage the investment operations and composition of each Fund, and to render investment advice for each Fund, including the purchase, retention, and dispositions of investments, securities, and cash contained in each Fund. The investment management agreement obligates DMC to implement decisions with respect to the allocation or reallocation of each Fund’s assets among one or more current or additional sub-advisors, and to monitor the sub-advisors’ compliance with the relevant Fund’s investment objective, policies and restrictions. DMC pays the sub-advisors out of its fees, which are calculated daily and paid monthly.
In accordance with the terms of its respective investment management agreement, DMC is entitled to receive an annual fee equal to the following percentage rates of the average daily net assets of each Fund, which is calculated daily and paid monthly:
Fund	Management Fee (annual rate as a percentage of average daily net assets)
Optimum Fixed Income Fund	0.6000% of net assets up to $500 million
0.5500% of net assets from $500 million to $1 billion
0.5000% of net assets from $1 billion to $1.5 billion
0.4500% of net assets from $1.5 billion to $2 billion
0.4250% of net assets from $2 billion to $2.5 billion
0.4000% of net assets from $2.5 billion to $5 billion
0.3750% of net assets over $5 billion

Optimum International Fund	0.7500% of net assets up to $500 million
0.7150% of net assets from $500 million to $1 billion
0.7000% of net assets from $1 billion to $1.5 billion
0.6750% of net assets from $1.5 billion to $2 billion
0.6500% of net assets from $2 billion to $2.5 billion
0.6000% of net assets over $2.5 billion

Optimum Large Cap Growth Fund	0.7500% of net assets up to $500 million
0.7000% of net assets from $500 million to $1 billion
0.6500% of net assets from $1 billion to $1.5 billion
0.6250% of net assets from $1.5 billion to $2 billion
0.6000% of net assets from $2 billion to $2.5 billion
0.5750% of net assets from $2.5 billion to $5 billion
0.5500% of net assets over $5 billion

Fund	Management Fee (annual rate as a percentage of average daily net assets)
Optimum Large Cap Value Fund	0.7000% of net assets up to $500 million
0.6500% of net assets from $500 million to $1 billion
0.6000% of net assets from $1 billion to $1.5 billion
0.5750% of net assets from $1.5 billion to $2 billion
0.5500% of net assets from $2 billion to $2.5 billion
0.5250% of net assets from 2.5 billion to $5 billion
0.5000% of net assets over $5 billion

Optimum Small-Mid Cap Growth Fund	1.0000% of net assets up to $500 million[1]
0.9000% of net assets from $500 million to $750 million
0.8000% of net assets from $750 million to $1 billion
0.7500% of net assets from $1 billion to $1.5 billion
0.7000% of net assets over $1.5 billion

Optimum Small-Mid Cap Value Fund	0.9000% of net assets up to $500 million[2]
0.8000% of net assets from $500 million to $750 million
0.7500% of net assets from $750 million to $1 billion
0.7000% of net assets from $1 billion to $1.5 billion
0.6500% of net assets over $1.5 billion

[1]	Effective August 1, 2024. Prior to August 1, 2024, the Fund paid DMC an annual fee of 1.1000% of net assets up to $250 million and 1.0000% of net assets from $250 million to $500 million.
[2]	Effective August 1, 2024. Prior to August 1, 2024, the Fund paid DMC an annual fee of 1.0000% of net assets up to $250 million and 0.9000% of net assets from $250 million to $500 million.
DMC has entered into sub-advisory agreements for the Trust as follows: Optimum Fixed Income Fund – Pacific Investment Management Company, LLC (PIMCO), Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited; Optimum International Fund – Acadian Asset Management LLC (Acadian) and Baillie Gifford Overseas Limited (Baillie Gifford); Optimum Large Cap Growth Fund – Los Angeles Capital Management LLC (Los Angeles Capital) and American Century Investment Management, Inc. (American Century); Optimum Large Cap Value Fund – Massachusetts Financial Services Company (MFS) and Great Lakes Advisors, LLC (Great Lakes); Optimum Small-Mid Cap Growth Fund – Principal Global Investors, LLC (Principal) and Peregrine Capital Management, LLC (Peregrine); Optimum Small-Mid Cap Value Fund – LSV Asset Management (LSV) and effective June 12, 2024, Wellington Management Company LLP (Wellington). Prior to June 12, 2024, Cardinal Capital Management LLC was also a sub-advisor for Optimum Small-Mid Cap Value.
For the year ended March 31, 2025, DMC paid the following sub-advisory fees:
Sub-advisory fees
Optimum Fixed Income Fund	$3,183,171
Optimum International Fund	3,203,960
Optimum Large Cap Growth Fund	4,197,572
Optimum Large Cap Value Fund	5,459,291
Optimum Small-Mid Cap Growth Fund	3,503,235
Optimum Small-Mid Cap Value Fund	2,811,119
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding the following percentages of each Fund’s average daily net assets from April 1, 2024 (except as noted) through July 30, 2025. These waivers and
(continues)

Notes to financial statements
Optimum Fund Trust
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
reimbursements may only be terminated by agreement of DMC and the Funds. The waivers and reimbursements are accrued daily and received monthly.
Fund	Operating expense limitation as a percentage of average daily net assets
Optimum Fixed Income Fund	0.80%*
Optimum International Fund	1.08%
Optimum Large Cap Growth Fund	0.95%*
Optimum Large Cap Value Fund	0.91%*
Optimum Small-Mid Cap Growth Fund	1.24%*
Optimum Small-Mid Cap Value Fund	1.14%*
*	Prior to July 31, 2024, the amounts for Optimum Fixed Income Fund, Optimum Large Cap Growth Fund, Optimum Large Cap Growth Fund, Optimum Small-Mid Cap Growth Fund and Optimum Small-Mid Cap Value Fund were 0.83%, 0.97% ,0.92%, 1.29%, and 1.18%, respectively.
After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from April 1, 2024 (except as noted) through July 30, 2025, unless terminated by agreement of DMC and each Fund, is as follows:
Operating expense limitation as a percentage of average daily net assets
Fund	Class A	Class C	Institutional Class
Optimum Fixed Income Fund	1.05%**	1.80%**	0.80%**
Optimum International Fund	1.33%	2.08%	1.08%
Optimum Large Cap Growth Fund	1.20%***	1.95%***	0.95%***
Optimum Large Cap Value Fund	1.16%****	1.91%****	0.91%****
Optimum Small-Mid Cap Growth Fund	1.49%*****	2.24%*****	1.24%*****
Optimum Small-Mid Cap Value Fund	1.39%******	2.14%******	1.14%******
**	Effective July 31, 2024. Prior to July 31, 2024, these amounts for Class A, Class C, and Institutional Class were 1.08%, 1.83%, and 0.83%.
***	Effective July 31, 2024. Prior to July 31, 2024, these amounts for Class A, Class C, and Institutional Class were 1.22%, 1.97%, and 0.97%.
****	Effective July 31, 2024. Prior to July 31, 2024, these amounts for Class A, Class C, and Institutional Class were 1.17%, 1.92%, and 0.92%.
*****	Effective July 31, 2024. Prior to July 31, 2024, these amounts for Class A, Class C, and Institutional Class were 1.54%, 2.29%, and 1.29%.
******	Effective July 31, 2023. Prior to July 31, 2024, these amounts for Class A, Class C, and Institutional Class were 1.43%, 2.18%, and 1.18%.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Trust. These services include overseeing the Funds’ pricing process, the calculation and payment of Fund expenses, and financial reporting in shareholder reports, registration statements and other regulatory filings. DIFSC also manages the process for the payment of dividends and distribution and dissemination of Funds’ NAV and performance data. For these services, the Funds pay DIFSC an asset-based fee plus certain out-of-pocket expenses and transactional charges. DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the Trust at the following annual rates: 0.0075% of the first $3.5 billion; 0.0070% of the next $2 billion; 0.0060% of the next $2 billion; and 0.0050% of aggregate average daily net assets in excess of $7.5 billion (Total Fee). Each Fund in the Trust pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Trust on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting fees.” For the year ended March 31, 2025, each Fund paid for these services as follows:

Fund	Fees
Optimum Fixed Income Fund	$1,570,001
Optimum International Fund	475,839
Optimum Large Cap Growth Fund	1,191,650
Optimum Large Cap Value Fund	1,083,643
Optimum Small-Mid Cap Growth Fund	430,958
Optimum Small-Mid Cap Value Fund	396,936
DIFSC provides the Trust with administrative services including: preparation, filing and maintaining governing documents; preparation of materials and reports for the Board; and preparation and filing of registration statements and other regulatory filings. For these administrative services, the Trust pays DIFSC the following fee as a percentage of the Trust’s average daily net assets (plus out-of-pocket expenses): 0.0525% of assets up to $7.5 billion; 0.0475% of assets from $7.5 billion to $10 billion; 0.0425% of assets from $10 billion to $12 billion; 0.0375% of assets from $12 billion to $14 billion and 0.0325% of assets over $14 billion.
DIFSC is also the shareholder servicing, dividend disbursing, and transfer agent for each Fund. For these services, the Trust pays DIFSC a fee at an annual rate of 0.16% of the Trust’s total average daily net assets, subject to a minimum fee of $2,000 per class per Fund each month, plus out-of-pocket expenses. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are paid by the Funds and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Delaware Distributors, L.P. (DDLP), an affiliate of DMC, serves as the national distributor of each Fund’s shares pursuant to a Distribution Agreement. Pursuant to the Distribution Agreement and Rule 12b-1 plan, each Fund pays DDLP annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class C shares. The fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.
For the year ended March 31, 2025, DDLP earned commissions on sales of Class A shares for each Fund as follows:
Fund	Class A
Optimum Fixed Income Fund	$1,554
Optimum International Fund	523
Optimum Large Cap Growth Fund	1,027
Optimum Large Cap Value Fund	1,170
Optimum Small-Mid Cap Growth Fund	244
Optimum Small-Mid Cap Value Fund	166
For the year ended March 31, 2025, DDLP received gross CDSC commissions on redemptions of each Fund’s Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:
Fund	Class C
Optimum Large Cap Growth Fund	$444
Optimum Large Cap Value Fund	65
DMC, DIFSC, and DDLP are indirect, wholly owned subsidiaries of Macquarie Management Holdings, Inc. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.
In addition to the management fees and other expenses of a Fund, a Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by a Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
MIMBT, of which DMC is a series, entered into a settlement agreement on September 19, 2024 with the US Securities and Exchange Commission (SEC) consenting to an order (Settlement Order) relating to a legacy investment strategy, the Absolute Return Mortgage-Backed
(continues)

Notes to financial statements
Optimum Fund Trust
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
Securities Strategy (ARMBS Strategy). MIMBT no longer offers the ARMBS Strategy. MIMBT agreed to the Settlement Order without admitting or denying the SEC’s findings. The Settlement Order does not impact MIMBT’s ability to continue to provide services to each Fund. In connection with the findings in the Settlement Order, MIMBT made a payment to Optimum Fixed Income Fund on October 25, 2024, in the amount of $533,778. An amount of $521,912 is included on the "Statements of operations" under "Net increase from payment by affiliates", an amount of $608 is included in management fees on the "Statements of operations", and an amount of $11,258 is included on the "Statements of changes in net assets" under "Proceeds from shares sold."
During the year ended March 31, 2025, DMC reimbursed Optimum Fixed Income Fund $11,540 in connection with a trade error. This amount is included in "Net increase from payment by affiliates" in the "Statements of operations." Payment by affiliates had no impact on total return.
3. Investments
For the year ended March 31, 2025, each Fund made purchases and sales of investment securities other than short-term investments as follows:
Fund	Purchases other than US government securities	Purchases of US government securities	Sales other than US government securities	Sales of US government securities
Optimum Fixed Income Fund	$724,672,282	$10,974,494,852	$645,922,018	$10,980,548,097
Optimum International Fund	436,913,624	—	482,666,212	—
Optimum Large Cap Growth Fund	1,093,145,139	—	1,307,604,011	—
Optimum Large Cap Value Fund	204,834,071	—	294,122,972	—
Optimum Small-Mid Cap Growth Fund	943,798,518	—	985,124,935	—
Optimum Small-Mid Cap Value Fund	781,577,478	—	799,533,502	—
The tax cost of investments and derivatives includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be the final tax cost basis adjustments but which approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At March 31, 2025, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for each Fund were as follows:
Fund	Cost of investments and derivatives	Aggregate unrealized appreciation of investments and derivatives	Aggregate unrealized depreciation of investments and derivatives	Net unrealized appreciation (depreciation) of investments and derivatives
Optimum Fixed Income Fund	$3,687,549,409	$36,556,111	$(161,678,676)	$(125,122,565)
Optimum International Fund	731,108,372	153,260,927	(86,430,306)	66,830,621
Optimum Large Cap Growth Fund	1,235,647,756	668,985,972	(45,769,654)	623,216,318
Optimum Large Cap Value Fund	1,324,898,265	560,283,931	(43,386,638)	516,897,293
Optimum Small-Mid Cap Growth Fund	683,609,194	63,218,681	(92,608,721)	(29,390,040)
Optimum Small-Mid Cap Value Fund	613,135,809	98,247,888	(77,283,800)	20,964,088
US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of March 31, 2025:
	Optimum Fixed Income Fund
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Agency Collateralized Mortgage Obligations	$—	$28,091,164	$42,993	$28,134,157
Agency Commercial Mortgage-Backed Securities	—	1,378,689	—	1,378,689
Agency Mortgage-Backed Securities	—	1,094,669,370	—	1,094,669,370
Collateralized Debt Obligations	—	119,003,436	750,000	119,753,436
Common Stocks	—	—	1,012,848	1,012,848
Corporate Bonds	—	858,845,209	—	858,845,209
Government Agency Obligations	—	11,955,460	—	11,955,460
Loan Agreements	—	51,783,346	—	51,783,346
Municipal Bonds	—	10,830,421	—	10,830,421
Non-Agency Asset-Backed Securities	—	100,585,141	—	100,585,141
Non-Agency Collateralized Mortgage Obligations	—	81,568,733	7,757	81,576,490
Non-Agency Commercial Mortgage-Backed Securities	—	120,120,113	—	120,120,113
Preferred Stock	—	1,446,970	—	1,446,970
Sovereign Bonds	—	97,847,631	—	97,847,631
Supranational Banks	—	12,086,710	—	12,086,710
US Treasury Obligations	—	460,596,109	—	460,596,109
(continues)

Notes to financial statements
Optimum Fund Trust
3. Investments (continued)
	Optimum Fixed Income Fund
	Level 1	Level 2	Level 3	Total
Options Purchased	$—	$325,942	$—	$325,942
Short-Term Investments	55,481,320	451,064,853	—	506,546,173
Total Value of Securities Before Options Written	$55,481,320	$3,502,199,297	$1,813,598	$3,559,494,215

Liabilities:
Options Written	$(45,828)	$(324,010)	$—	$(369,838)

Derivatives[1]
Assets:
Centrally Cleared Credit Default Swap Contracts	$—	$178,575	$—	$178,575
Centrally Cleared Interest Rate Swap Contracts	—	10,516,463	—	10,516,463
Forward Foreign Currency Exchange Contracts	—	1,804,574	—	1,804,574
Futures Contracts	4,937,607	—	—	4,937,607
Over-The-Counter Credit Default Swap Contracts	—	43,874	—	43,874

Liabilities:
Centrally Cleared Credit Default Swap Contracts	$—	$(132,454)	$—	$(132,454)
Centrally Cleared Interest Rate Swap Contracts	—	(8,396,823)	—	(8,396,823)
Forward Foreign Currency Exchange Contracts	—	(4,810,782)	—	(4,810,782)
Futures Contracts	(1,388,724)	—	—	(1,388,724)
Over-The-Counter Credit Default Swap Contracts	—	(31,035)	—	(31,035)

[1]Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the year end.
	Optimum International Fund
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Common Stocks
Australia	$25,540,985	$—	$—	$25,540,985
Austria	2,009,032	—	—	2,009,032
Brazil	15,885,861	—	—	15,885,861
Canada	39,991,693	—	—	39,991,693
China	100,868,577	896,468	—	101,765,045
Czech Republic	259,622	—	—	259,622

	Optimum International Fund
	Level 1	Level 2	Level 3	Total
Denmark	$27,956,274	$—	$—	$27,956,274
Finland	5,687,614	—	—	5,687,614
France	47,953,769	—	—	47,953,769
Germany	53,493,268	—	—	53,493,268
Greece	56,065	—	—	56,065
Hungary	3,961,510	—	—	3,961,510
India	82,527	30,775,395	122,874	30,980,796
Indonesia	56,148	2,995,297	—	3,051,445
Ireland	33,107,863	—	—	33,107,863
Israel	12,016,039	—	—	12,016,039
Italy	13,368,487	—	—	13,368,487
Japan	81,410,670	—	—	81,410,670
Kazakhstan	3,817,806	—	—	3,817,806
Malaysia	161,920	1,257,509	36	1,419,465
Monaco	89,554	—	—	89,554
Netherlands	38,693,759	—	—	38,693,759
Norway	713,889	—	—	713,889
Panama	2,406,826	—	—	2,406,826
Peru	338,536	—	—	338,536
Philippines	162,422	—	—	162,422
Poland	7,055,006	—	—	7,055,006
Republic of Mauritius	5,885	—	—	5,885
Russia	—	—	—[1,2]	—
Singapore	14,670,489	1,589,086	—	16,259,575
South Africa	5,538,996	—	—	5,538,996
South Korea	21,503,700	—	—	21,503,700
Spain	14,337,463	—	—	14,337,463
Sweden	18,518,316	—	—	18,518,316
Switzerland	47,696,105	—	—	47,696,105
Taiwan	57,223,143	—	—	57,223,143
Thailand	6,874,866	—	—	6,874,866
Türkiye	49,978	—	—	49,978
Ukraine	283,681	—	—	283,681
United Arab Emirates	2,483,921	10,785,802	—	13,269,723
United Kingdom	23,731,643	—	—	23,731,643
United States	15,300,950	—	—	15,300,950
Exchange-Traded Funds	1,742,109	—	—	1,742,109
Preferred Stocks	883,212	—	—	883,212
Warrants	—	—	—[2]	—
Short-Term Investments	1,526,347	—	—	1,526,347
Total Value of Securities	$749,516,526	$48,299,557	$122,910	$797,938,993

[1]The value represents valuations of Russian Common Stocks for which Management has determined include significant unobservable inputs as of March 31, 2025.
[2]The security that has been valued at zero on the “Schedules of investments” is considered to be a Level 3 investment in this table.

(continues)

Notes to financial statements
Optimum Fund Trust
3. Investments (continued)
	Optimum Large Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Common Stocks
Communication Services	$268,111,337	$—	$—	$268,111,337
Consumer Discretionary	263,136,437	—	2,919	263,139,356
Consumer Staples	44,958,888	—	—	44,958,888
Energy	20,263,299	—	—	20,263,299
Financials	199,554,512	—	—	199,554,512
Healthcare	167,671,861	—	—	167,671,861
Industrials	61,230,553	—	—	61,230,553
Information Technology	792,871,176	—	—	792,871,176
Materials	11,963,757	—	—	11,963,757
Real Estate	10,923,338	—	—	10,923,338
Utilities	1,423,977	—	—	1,423,977
Exchange-Traded Fund	4,471,017	—	—	4,471,017
Rights	—	—	16,013	16,013
Short-Term Investments	12,264,990	—	—	12,264,990
Total Value of Securities	$1,858,845,142	$—	$18,932	$1,858,864,074

Derivatives[1]
Assets:
Forward Foreign Currency Exchange Contracts	$—	$3,905	$—	$3,905

[1]Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument at the year end.
Optimum Large Cap Value Fund
Level 1
Securities
Assets:
Common Stocks	$1,820,142,294
Short-Term Investments	21,653,264
Total Value of Securities	$1,841,795,558

	Optimum Small-Mid Cap Growth Fund
	Level 1	Level 3	Total
Securities
Assets:
Common Stocks	$633,312,355	$—	$633,312,355
Warrant	—	—[1]	—
Short-Term Investments	20,906,799	—	20,906,799
Total Value of Securities	$654,219,154	$—	$654,219,154

[1]The security that has been valued at zero on the “Schedules of investments” is considered to be Level 3 investment in this table.
Optimum Small-Mid Cap Value Fund
Level 1
Securities
Assets:
Common Stocks	$618,336,670
Exchange-Traded Fund	6,161,494
Short-Term Investments	9,601,733
Total Value of Securities	$634,099,897
As a result of utilizing international fair value pricing at March 31, 2025, a portion of Optimum International Fund’s common stock investments were categorized as Level 2.
During the year ended March 31, 2025, there were no transfers into or out of Level 3 investments. Each Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting year.
A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning or end of the year in relation to that Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to Optimum Fixed Income Fund, Optimum International Fund, Optimum Large Cap Growth Fund and Optimum Small-Mid Cap Growth Fund’s net assets at the beginning or end of the year. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to Optimum Fixed Income Fund, Optimum International Fund, Optimum Large Cap Growth Fund and Optimum Small-Mid Cap Growth Fund’s net assets at the end of the year. As of March 31, 2025, Optimum Large Cap Value Fund and Optimum Small-Mid Cap Value Fund had no Level 3 investments.
(continues)

Notes to financial statements
Optimum Fund Trust
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended March 31, 2025 and 2024 were as follows:
	Ordinary income	Long-term capital gains	Total
Year ended March 31, 2025:
Optimum Fixed Income Fund	$101,905,127	$—	$101,905,127
Optimum International Fund	12,670,867	—	12,670,867
Optimum Large Cap Growth Fund	48,357,235	125,867,236	174,224,471
Optimum Large Cap Value Fund	22,321,999	102,726,486	125,048,485
Optimum Small-Mid Cap Value Fund	19,395,503	34,951,738	54,347,241
Year ended March 31, 2024:
Optimum Fixed Income Fund	87,181,637	—	87,181,637
Optimum International Fund	10,602,612	—	10,602,612
Optimum Large Cap Growth Fund	—	186,697,214	186,697,214
Optimum Large Cap Value Fund	36,322,702	209,668,271	245,990,973
Optimum Small-Mid Cap Value Fund	8,777,248	41,413	8,818,661
Optimum Small-Mid Cap Growth Fund had no dividends and distributions paid during the years ended March 31, 2025 and 2024.
5. Components of Net Assets on a Tax Basis
As of March 31, 2025, the components of net assets on a tax basis were as follows:
	Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund
Shares of beneficial interest	$3,110,528,465	$849,864,869	$1,113,133,983
Undistributed ordinary income	25,755,323	2,213,232	31,233,656
Undistributed long-term capital gains	—	—	92,304,378
Capital loss carryforwards	(307,916,702)	(115,669,535)	—
Unrealized appreciation (depreciation) of investments, foreign currencies, and derivatives	(125,081,436)	66,822,625	623,217,057
Net assets	$2,703,285,650	$803,231,191	$1,859,889,074

	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
Shares of beneficial interest	$1,269,142,707	$663,948,298	$592,008,111
Undistributed ordinary income	5,619,765	—	18,856,201
Undistributed long-term capital gains	49,219,816	19,337,101	3,480,682
Qualified late year loss deferrals	—	(5,023,909)	—
Unrealized appreciation (depreciation) of investments, foreign currencies, and derivatives	516,906,027	(29,390,040)	20,964,088
Net assets	$1,840,888,315	$648,871,450	$635,309,082

Differences between components of net assets unrealized and tax cost unrealized may arise due to unrealized appreciation/depreciation on foreign currency.
The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax deferral of losses on straddles, mark-to-market of forward foreign currency exchange contracts, mark-to-market of futures contracts, tax treatment of passive foreign investment companies (PFICs) and securities no longer considered PFICs, tax treatment of swap contracts, and paydown gains (losses) of asset- and mortgage-backed securities.
Qualified late year ordinary and capital losses (including currency and specified gain/loss items) represent losses realized from January 1, 2025 through March 31, 2025 and November 1, 2024 through March 31, 2025, respectively, that, in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses, and earnings and profits distributed to shareholders on the redemption of shares, paydown gain (losses) of asset- and mortgage-backed securities, payment by advisor tax treatment, swap contracts, gain (loss) on foreign currency transactions, passive foreign investment companies (PFICs) and securities no longer deemed to be PFICs, foreign capital gains taxes and nondeductible taxes paid. Results of operations and net assets were not affected by these reclassifications. For the year ended March 31, 2025, the Funds recorded the following reclassifications:
	Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
Paid-in capital	$(11,258)	$(25,766)	$8,862,140	$(2,194,823)	$1,932,532
Total distributable earnings (loss)	11,258	25,766	(8,862,140)	2,194,823	(1,932,532)
Optimum Large Cap Value Fund did not have any reclassifications for the year ended March 31, 2025.
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At March 31, 2025, the Funds utilized the following capital loss carryforwards:

Optimum International Fund	$36,123,421
Optimum Small-Mid Cap Growth Fund	62,279,939
Optimum Small-Mid Cap Value Fund	11,202,408
At March 31, 2025, capital loss carryforwards available to offset future realized capital gains are as follows:
	Loss carryforward character
	Short-term	Long-term	Total
Optimum Fixed Income Fund	$ 126,777,664	$181,139,038	$ 307,916,702
Optimum International Fund	38,829,178	76,840,357	115,669,535
(continues)

Notes to financial statements
Optimum Fund Trust
6. Capital Shares
Transactions in capital shares were as follows:
	Optimum Fixed Income Fund		Optimum International Fund		Optimum Large Cap Growth Fund
	Year ended		Year ended		Year ended
	3/31/25	3/31/24	3/31/25	3/31/24	3/31/25	3/31/24
Shares sold:
Class A	471,965	711,677	27,569	130,055	30,824	382,830
Class C	—	6,569	—	537	2,801	5,213
Institutional Class	44,304,592	90,165,530	7,656,381	29,467,065	9,909,929	12,191,844

Shares issued upon reinvestment of dividends and distributions:
Class A	198,686	205,574	12,104	16,591	250,576	428,271
Class C	323	—	92	—	5,944	9,123
Institutional Class	12,309,639	10,684,294	949,996	929,408	6,633,516	9,380,699
	57,285,205	101,773,644	8,646,142	30,543,656	16,833,590	22,397,980

Shares redeemed:
Class A	(2,650,707)	(1,393,967)	(439,639)	(207,384)	(1,183,086)	(640,627)
Class C	(21,141)	(567,385)	(2,780)	(125,216)	(18,619)	(526,879)
Institutional Class	(57,647,303)	(65,046,970)	(11,540,352)	(20,215,564)	(17,297,983)	(32,424,925)
	(60,319,151)	(67,008,322)	(11,982,771)	(20,548,164)	(18,499,688)	(33,592,431)
Net increase (decrease)	(3,033,946)	34,765,322	(3,336,629)	9,995,492	(1,666,098)	(11,194,451)

	Optimum Large Cap Value Fund		Optimum Small-Mid Cap Growth Fund		Optimum Small-Mid Cap Value Fund
	Year ended		Year ended		Year ended
	3/31/25	3/31/24	3/31/25	3/31/24	3/31/25	3/31/24
Shares sold:
Class A	33,280	339,958	12,149	109,118	7,116	71,357
Class C	544	1,965	295	567	106	187
Institutional Class	12,908,160	12,973,143	7,845,309	20,867,348	6,529,315	10,614,473

Shares issued upon reinvestment of dividends and distributions:
Class A	166,077	484,870	—	—	38,559	9,140
Class C	919	4,280	—	—	547	1
Institutional Class	6,372,583	14,288,515	—	—	3,546,856	665,143
	19,481,563	28,092,731	7,857,753	20,977,033	10,122,499	11,360,301

Shares redeemed:
Class A	(1,057,860)	(536,131)	(270,470)	(141,526)	(188,893)	(97,861)
Class C	(17,083)	(322,317)	(5,135)	(175,484)	(2,294)	(86,982)
Institutional Class	(18,042,031)	(40,469,479)	(9,658,883)	(9,490,347)	(8,193,340)	(13,125,959)
	(19,116,974)	(41,327,927)	(9,934,488)	(9,807,357)	(8,384,527)	(13,310,802)
Net increase (decrease)	364,589	(13,235,196)	(2,076,735)	11,169,676	1,737,972	(1,950,501)
Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the tables above and on the previous page and on the “Statements of changes in net assets.” For the years ended March 31, 2025 and 2024, each Fund had the following exchange transactions:
	Exchange Redemptions		Exchange Subscriptions
	Class A Shares	Class C Shares	Class A Shares	Institutional Class Shares	Value

Optimum Fixed Income Fund
Year ended
3/31/25	1,698	46	48	1,698	$14,169
3/31/24	—	202,493	206,528	—	1,660,493

Optimum International Fund
Year ended
3/31/25	257	235	233	254	6,213
3/31/24	—	59,935	59,077	—	659,944

Optimum Large Cap Growth Fund
Year ended
3/31/25	1,151	36	23	998	25,443
3/31/24	—	219,733	158,217	—	3,001,314
(continues)

Notes to financial statements
Optimum Fund Trust
6. Capital Shares (continued)
	Exchange Redemptions		Exchange Subscriptions
	Class A Shares	Class C Shares	Class A Shares	Institutional Class Shares	Value

Optimum Large Cap Value Fund
Year ended
3/31/25	1,594	113	112	1,580	$33,894
3/31/24	—	143,243	140,782	—	2,701,305

Optimum Small-Mid Cap Growth Fund
Year ended
3/31/25	104	1,043	614	86	7,762
3/31/24	—	81,181	48,212	—	457,111

Optimum Small-Mid Cap Value Fund
Year ended
3/31/25	132	320	268	122	5,504
3/31/24	—	32,475	26,987	—	325,761
7. Derivatives
US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.
Forward Foreign Currency Exchange Contracts — Each Fund may enter into forward foreign currency exchange contracts and forward foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Fund may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, each Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign currency exchange contracts and forward foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts and forward foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, each Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty. Open forward foreign currency exchange contracts, if any, are disclosed on the “Schedules of investments.”
During the year ended March 31, 2025, Optimum Fixed Income Fund and Optimum Large Cap Growth Fund each used forward foreign currency exchange contracts to hedge the US dollar value of securities they already owns that are denominated in foreign currencies to decrease exposure to foreign currencies. Optimum Large Cap Growth Fund used forward foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.
During the year ended March 31, 2025, Optimum Large Cap Growth Fund experienced net realized and unrealized gains or losses attributable to forward foreign currency exchange contracts, which are disclosed on the “Statements of assets and liabilities” and/or “Statements of operations.”

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. Optimum Fixed Income Fund may use futures contracts in the normal course of pursuing its investment objective. Optimum Fixed Income Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. The Fund posted securities collateral valued at $4,743,742 and $8,265,233 in cash as collateral for open futures contracts. Cash collateral is included as “Cash collateral due from brokers” on the “Statements of assets and liabilities” and securities collateral are presented on the “Schedules of investments.” Open futures contracts, if any, are disclosed on the “Schedules of investments.”
During the year ended March 31, 2025, Optimum Fixed Income Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions, as a cash management tool, and to facilitate investments in portfolio securities.
Options Contracts — Optimum Fixed Income Fund may enter into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. The Fund posted $84,000 cash collateral for options contracts, which is included in "Cash collateral due from brokers" on the "Statements of assets and liabilities." Open options contracts, if any, are disclosed on the “Schedules of investments.”
During the year ended March 31, 2025, Optimum Fixed Income Fund used options contracts to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions, to manage the Fund’s exposure to changes in foreign currencies, to adjust the Fund’s overall exposure to certain markets, and to receive premiums for writing options.
Swap Contracts — Optimum Fixed Income Fund may enter into currency swap contracts, index swap contracts, inflation swaps, IRS contracts, and CDS contracts in the normal course of pursuing its investment objective. The Fund may invest in IRS contracts to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. The Fund may use currency swaps to protect against currency fluctuations. The Fund may use inflation swaps to hedge the inflation risk in nominal bonds, thereby creating synthetic inflation-indexed bonds. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets. Swap contracts are bilaterally negotiated agreements between a Fund and counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (OTC swaps). If the OTC swap entered is one of the swaps identified by a relevant regulator as a swap that is required to be cleared, then it will be cleared through a third party, known as a central counterparty or derivatives clearing organization (centrally cleared swaps).
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Notes to financial statements
Optimum Fund Trust
7. Derivatives (continued)
Interest Rate Swaps. An IRS contract is an exchange of interest rates between counterparties. In one instance, an IRS involves payments received by Optimum Fixed Income Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An IRS can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. IRS may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the IRS contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty and (2) for cleared swaps, trading these instruments through a central counterparty.
During the year ended March 31, 2025, Optimum Fixed Income Fund used interest rate swap contracts to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates.
Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.
During the year ended March 31, 2025, Optimum Fixed Income Fund entered into CDS contracts as a purchaser and seller of protection, as a hedge against credit events. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty.
As disclosed in the footnotes to the “Schedules of investments,” at March 31, 2025, the notional amount of the protection sold was EUR 3,900,000 and $34,389,024, which reflects the maximum potential amount Optimum Fixed Income Fund would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At March 31, 2025, there were no recourse provisions with third parties to recover any amounts paid under the credit derivative agreement (including any purchased credit protection) nor was any collateral held by the Fund and other third parties which the Fund can obtain in the occurrence of a credit event. At March 31, 2025, net unrealized appreciation of the protection sold was $83,498.
CDS contracts may involve greater risks than if Optimum Fixed Income Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty. Open swap contracts, if any, are disclosed on the “Schedules of investments.”
During the year ended March 31, 2025, Optimum Fixed Income Fund used CDS contracts to hedge against credit events and to gain exposure to certain securities or markets.

At March 31, 2025, for centrally cleared derivative contracts, Optimum Fixed Income Fund posted $4,941,556 in cash as collateral for certain open centrally cleared derivatives, which is included in “Cash collateral due from brokers” on the “Statements of assets and liabilities.” The Fund also posted $11,395,762 in securities collateral comprised of US treasury obligations for certain open centrally cleared derivative contracts. At March 31, 2025, for bilateral derivative contracts, the Fund received $260,000 and posted $210,000 in cash as collateral, which is included in “Cash collateral due to brokers” and “Cash collateral due from brokers” on the “Statements of assets and liabilities,” respectively. The Fund also posted $3,430,095 in securities collateral comprised of US treasury obligations for certain open bilateral derivative contracts. Securities collateral are presented on the “Schedules of investments.”
Fair values of derivative instruments as of March 31, 2025 were as follows:
	Optimum Fixed Income Fund
	Asset Derivatives Fair Value
Statements of asset and liabilities location	Currency Contracts	Interest Rate Contracts	Credit Contracts	Total
Unrealized appreciation on forward foreign currency exchange contracts	$1,804,574	$—	$—	$1,804,574
Variation margin due from brokers on futures contracts*	—	4,937,607	—	4,937,607
Variation margin due to/from brokers on centrally cleared credit default swap contracts*	—	—	178,575	178,575
Variation margin due to/from brokers on centrally cleared interest rate swap contracts*	—	10,516,463	—	10,516,463
Unrealized appreciation on over-the-counter credit default swap contracts	—	—	43,874	43,874
Options purchased, at value**	—	325,942	—	325,942
Total	$1,804,574	$15,780,012	$222,449	$17,807,035
	Optimum Fixed Income Fund
	Liability Derivatives Fair Value
Statements of asset and liabilities location	Currency Contracts	Interest Rate Contracts	Credit Contracts	Total
Unrealized depreciation on forward foreign currency exchange contracts	$(4,810,782)	$—	$—	$(4,810,782)
Variation margin due from brokers on futures contracts*	—	(1,388,724)	—	(1,388,724)
Variation margin due to/from brokers on centrally cleared credit default swap contracts*	—	—	(132,454)	(132,454)
Variation margin due to/from brokers on centrally cleared interest rate swap contracts*	—	(8,396,823)	—	(8,396,823)
Unrealized depreciation on over-the-counter credit default swap contracts	—	—	(31,035)	(31,035)
Options written, at value	—	(369,838)	—	(369,838)
Total	$(4,810,782)	$(10,155,385)	$(163,489)	$(15,129,656)
*Includes cumulative appreciation (depreciation) of futures contracts, centrally cleared CDS contracts, and centrally cleared IRS contracts from the date the contracts were opened through March 31, 2025. Only current day variation margin is reported on Optimum Fixed Income Fund’s “Statements of assets and liabilities.”
** Included with “Investments, at value.”
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Notes to financial statements
Optimum Fund Trust
7. Derivatives (continued)
The effect of derivative instruments on Optimum Fixed Income Fund's “Statements of operations” for the year ended March 31, 2025 was as follows:

	Net Realized Gain (Loss) on:
	Forward Foreign Currency Exchange Contracts	Futures Contracts	Options Purchased	Options Written	Swap Contracts	Total
Currency contracts	$6,465,913	$—	$518,674	$1,266,477	$(6,765,121)	$1,485,943
Interest rate contracts	—	(8,414,631)	15,996	265,032	513,979	(7,619,624)
Equity contracts	—	—	—	—	791,154	791,154
Credit contracts	—	—	—	—	(319,402)	(319,402)
Total	$6,465,913	$(8,414,631)	$534,670	$1,531,509	$(5,779,390)	$(5,661,929)
	Net Change in Unrealized Appreciation (Depreciation) on:
	Forward Foreign Currency Exchange Contracts	Futures Contracts	Options Purchased	Options Written	Swap Contracts	Total
Currency contracts	$(3,887,854)	$—	$—	$—	$598,912	$(3,288,942)
Interest rate contracts	—	2,648,639	(123,226)	123,492	3,186,464	5,835,369
Credit contracts	—	—	—	—	(549,957)	(549,957)
Total	$(3,887,854)	$2,648,639	$(123,226)	$123,492	$3,235,419	$1,996,470
The tables below summarize the average daily balance of derivative holdings by certain Funds during the year ended March 31, 2025:
	Long Derivative Volume
	Optimum Fixed Income Fund		Optimum Large Cap Growth Fund
Forward foreign currency exchange contracts (average contract amount)	USD	51,749,717	USD	45,017
Futures contracts (average notional amount)		640,437,591		—
Options contracts (average value)*		301,038		—
CDS contracts (average notional amount)**	USD	9,602,535	USD	—
Interest rate swap contracts (average notional amount)	AUD	9,797,638	AUD	—
Interest rate swap contracts (average notional amount)	BRL	152,335,758	BRL	—
Interest rate swap contracts (average notional amount)	CAD	45,133,071	CAD	—
Interest rate swap contracts (average notional amount)	EUR	56,809,626	EUR	—
Interest rate swap contracts (average notional amount)	GBP	28,022,047	GBP	—
Interest rate swap contracts (average notional amount)	JPY	9,097,795,276	JPY	—
Interest rate swap contracts (average notional amount)	USD	495,906,575	USD	—

	Short Derivative Volume
	Optimum Fixed Income Fund		Optimum Large Cap Growth Fund
Forward foreign currency exchange contracts (average contract amount)	USD	156,221,137	USD	2,335,616
Futures contracts (average notional amount)		193,396,835		—
Options contracts (average value)*		301,521		—
CDS contracts (average notional value)**	EUR	7,741,339	EUR	—
CDS contracts (average notional amount)**	USD	20,176,926	USD	—
*Long represents purchased options and short represents written options.
**Long represents buying protection and short represents selling protection.
8. Offsetting
Certain Funds entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help certain Funds mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty that governs certain over-the-counter derivatives and forward foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statements of assets and liabilities.”
At March 31, 2025, certain Funds had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Optimum Fixed Income Fund
Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Bank of America Merrill Lynch	$18,459	$(16,808)	$1,651
BNP Paribas	56,143	(3,220,832)	(3,164,689)
Citigroup	1,058,206	(493,114)	565,092
Deutsche Bank	547,510	(221,687)	325,823
Goldman Sachs	27,580	(13,394)	14,186
JPMorgan Chase Bank	359,618	(786,890)	(427,272)
Morgan Stanley	6,014	(198)	5,816
TD Bank	—	(224,257)	(224,257)
Total	$2,073,530	$(4,977,180)	$(2,903,650)

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Notes to financial statements
Optimum Fund Trust
8. Offsetting (continued)
Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
Bank of America Merrill Lynch	$1,651	$—	$—	$—	$—	$1,651
BNP Paribas	(3,164,689)	—	—	3,090,704	—	(73,985)
Citigroup	565,092	—	(260,000)	—	—	305,092
Deutsche Bank	325,823	—	—	—	—	325,823
Goldman Sachs	14,186	—	—	—	—	14,186
JPMorgan Chase Bank	(427,272)	—	—	217,052	—	(210,220)
Morgan Stanley	5,816	—	—	—	—	5,816
TD Bank	(224,257)	—	—	—	—	(224,257)
Total	$(2,903,650)	$—	$(260,000)	$3,307,756	$—	$144,106
Optimum Large Cap Growth Fund
Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Morgan Stanley	$3,905	$—	$3,905
Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
Morgan Stanley	$3,905	$—	$—	$—	$—	$3,905
Master Repurchase Agreements
Repurchase agreements are entered into by each Fund under master repurchase agreements (each, an MRA). The MRA permits each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, each Fund would recognize a liability with respect to such excess collateral. The liability reflects each Fund’s obligation under bankruptcy law to return the excess to the counterparty. As of March 31, 2025, the following table is a summary of each Fund’s repurchase agreements by counterparty which are subject to offset under an MRA:
	Optimum Fixed Income Fund
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Collateral Received	Net Exposure(a)
BNP Paribas	$150,000,000	$(150,000,000)	$ —	$(150,000,000)	$ —
JPMorgan Securities	301,064,853	(301,064,853)	—	(301,064,853)	—
Total	$451,064,853	$(451,064,853)	$ —	$(451,064,853)	$ —
(a) Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.
9. Securities Lending
Each Fund may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by each Fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. Each Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Fund or, at the discretion of the lending agent, replace the loaned securities. Each Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Fund, the security lending agent, and the borrower. Each Fund records security lending income net of allocations to the security lending agent and the borrower.
Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in each collateral investment account defaulted or became impaired. Under those circumstances, the value of each Fund’s cash collateral account may be less than the amount each Fund would be required to return to the borrowers of the securities and each Fund would be required to make up for this shortfall.
During the year ended March 31, 2025, each Fund had no securities out on loan.
10. Credit and Market Risks
As a result of increasingly interconnected global economies and financial markets, armed conflict between countries or armed conflict in a geographic region has the potential to adversely impact the Funds' investments. Such conflicts and other corresponding events could result in increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors or in markets for certain securities and commodities. Such conflicts also may result in a negative impact on the Funds' investments, even beyond any direct investment exposure a Fund may have to issuers located in or with significant exposure to an impacted country or geographic region.
Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Funds invest will cause the NAV of the Funds to fluctuate.
Some countries in which the Funds may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate
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Notes to financial statements
Optimum Fund Trust
10. Credit and Market Risks (continued)
market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
Optimum Fixed Income Fund invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and Baa3 by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.
Optimum Fixed Income Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments.
As Optimum Fixed Income Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.
Optimum Fixed Income Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.
Optimum Fixed Income Fund may invest in mortgage-backed and asset-backed securities. Mortgage-backed and asset-backed securities, like other fixed income securities, are subject to credit risk and interest rate risk, and may also be subject to prepayment risk and extension risk. Mortgage-backed and asset-backed securities can be highly sensitive to interest rate changes. As a result, small movements in interest rates can substantially impact the value and liquidity of these securities. Prepayment risk is the risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value of the securities and may cause the Fund to reinvest the proceeds in lower yielding securities. Extension risk is the risk that principal on mortgage-backed or asset-backed securities will be repaid more slowly than expected, which may reduce the proceeds available for reinvestment in higher yielding securities and may cause the security to experience greater volatility due to the extended maturity of the security. When interest rates rise, the value of mortgage-backed and asset-backed securities can be expected to decline. When interest rates go down, however, the value of these securities may not increase as much as other fixed income securities due to borrowers refinancing their loans at lower interest rates or prepaying their loans. In addition, mortgage-backed and asset-backed securities may decline in value, become more volatile, face difficulties in valuation, or experience reduced liquidity due to changes in general economic conditions. During periods of economic downturn, for example, underlying borrowers may not make timely payments on their loans and the value of property that secures the loans may decline in value such that it is worth less than the amount of the associated loans. If the collateral securing a mortgage-backed or asset-backed security is insufficient to repay the loan, the Fund could sustain a loss. Such risks generally will be heightened where a mortgage-backed or asset-backed security includes “subprime” loans.

Although mortgage-backed securities are often supported by government guarantees or private insurance, there can be no guarantee that those obligations will be met. Furthermore, in certain economic conditions, loan servicers, loan originators and other participants in the market for mortgage-backed and other asset-backed securities may be unable to receive sufficient funding, impairing their ability to perform their obligations on the loans. Certain mortgage-backed or asset-backed securities may be more susceptible to these risks than other mortgage-backed, asset-backed, or fixed-income securities. For example, the Fund’s investments in CMOs, real estate mortgage investment conduits (REMICs), and stripped mortgage-backed securities are generally highly susceptible to interest rate risk, prepayment risk, and extension risk. At times, these investments may be difficult to value and/or illiquid. Some classes of CMOs and REMICs may have preference in receiving principal or interest payments relative to more junior classes. The market prices and yields of these junior classes will generally be more volatile than more senior classes and will be more susceptible to interest rate risk, prepayment risk, and extension risk than more senior classes. Stripped mortgage-backed securities that receive only payments of interest (IOs) will generally decrease in value if interest rates decline or prepayment rates increase. Stripped mortgage-backed securities that receive only payments of principal (POs) will generally decrease in value if interest rates increase or prepayment rates decrease. These changes in value can be substantial and could cause the Fund to lose the entire value of its investment in CMOs, REMICs, and stripped mortgage-backed securities.
Optimum Small-Mid Cap Growth Fund and Optimum Small-Mid Cap Value Fund invest a significant portion of their assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- and mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.
Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund, and Optimum Small-Mid Cap Value Fund may invest in REITs and are subject to the risks associated with that industry. If a Fund holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the year ended March 31, 2025. The Funds’ REIT holdings are also affected by interest rate changes, particularly if the REITs they hold use floating rate debt to finance their ongoing operations. The Funds also invest in real estate acquired as a result of ownership of securities or other instruments, including issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein. These instruments may include interests in private equity limited partnerships or limited liability companies that hold real estate investments (Real Estate Limited Partnerships). The Funds will limit their investments in Real Estate Limited Partnerships to 5% of their total assets at the time of purchase.
Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, and Optimum Small-Mid Cap Growth Fund invested in growth stocks (such as those in the technology sector), which reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short-term.
Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss, which may exceed amounts disclosed on the "Statements of assets and liabilities", if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).
Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended (1933 Act), and other securities which may not be readily marketable. The Funds may also invest in securities exempt from registration under Section 4(a)(2) of the 1933 Act, which exempts from registration transactions by an issuer not involving any public offering. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A and restricted securities have been identified on the “Schedules of investments.”
(continues)

Notes to financial statements
Optimum Fund Trust
11. Contractual Obligations
Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund's maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.
12. Recent Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on each Fund’s financial statements.
13. Subsequent Events
On April 21, 2025, Macquarie Group Limited, the parent company of DMC, together with certain of its affiliates, and Nomura Holding America Inc. (Nomura), announced that they had entered into an agreement for Nomura to acquire Macquarie Asset Management’s US and European public investments business. The transaction is subject to customary closing conditions, including the receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of these conditions, the transaction is expected to close by the end of October 2025. This is subject to change.
Management has determined that no other material events or transactions occurred subsequent to March 31, 2025, that would require recognition or disclosure in the Funds’ financial statements.

Report of independent registered public accounting firm
To the Board of Trustees of Optimum Fund Trust and Shareholders of Optimum Fixed Income Fund, Optimum International Fund, Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund and Optimum Small-Mid Cap Value Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Optimum Fixed Income Fund, Optimum International Fund, Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund and Optimum Small-Mid Cap Value Fund (constituting Optimum Fund Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2025, the related statements of operations for the year ended March 31, 2025, the statements of changes in net assets for each of the two years in the period ended March 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2025 and the financial highlights for each of the five years in the period ended March 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian, transfer agents, portfolio companies, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 30, 2025
We have served as the auditor of one or more Macquarie investment companies since 2010.

Other Fund information (Unaudited)
Optimum Fund Trust
Tax Information
The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.
All disclosures are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For the fiscal year ended March 31, 2025, the Funds report distributions paid during the year as follows:
	(A) Ordinary Income Distributions* (Tax Basis)	(B) Long-Term Capital Gains Distributions (Tax Basis)	Total Distributions (Tax Basis)	(C) Qualifying Dividends[1]
Optimum Fixed Income Fund	100.00%	—	100.00%	—
Optimum International Fund	100.00%	—	100.00%	—
Optimum Large Cap Growth Fund	27.76%	72.24%	100.00%	—
Optimum Large Cap Value Fund	17.85%	82.15%	100.00%	100.00%
Optimum Small-Mid Cap Growth Fund	—	—	—	—
Optimum Small-Mid Cap Value Fund	35.69%	64.31%	100.00%	59.60%

(A) and (B) are based on a percentage of each Fund's total distributions.
(C) is based on each Fund's ordinary income distributions.
1Qualified dividends represent dividends which qualify for corporate dividends received deduction.
*For the fiscal year ended March 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 20%. The percentage of dividends paid by the Funds from ordinary income reported as qualified income are reported in the following table. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.
Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
—	100.00%	—	100.00%	—	60.68%
For the fiscal year ended March 31, 2025, certain distributions paid by the Funds, determined to be Qualified Interest Income or Qualified Short-Term Capital Gains may be subject to relief from US tax withholding for foreign shareholders, as provided by the American Jobs Creation Act of 2004; the Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010; and as extended by the American Taxpayer Relief Act of 2012. For the fiscal year ended March 31, 2025, the Funds have reported maximum distributions of Qualified Interest Income and Qualified Short-Term Capital Gains as follows:
	Qualified Interest Income	Qualified Short-Term Capital Gains
Optimum Fixed Income Fund	$71,488,318	$—
Optimum Large Cap Growth Fund	—	31,233,656
Optimum Small-Mid Cap Value Fund	—	28,865,919
Optimum International Fund intends to pass through foreign tax credits in the maximum amount of $2,750,612. The gross foreign source income earned during the fiscal year 2025 by the Fund was $22,579,389.
The percentage of the ordinary dividends reported by Optimum Fixed Income Fund that is treated as a Section 163(j) interest dividend and thus is eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder is 100.00%.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Nominee	Shares Voted For	Shares Withheld
Cheri Belski	676,793,368.862	1,043,161.176
John Leonard	676,692,710.616	1,143,819.422
Kevin G. Chavers	676,678,399.901	1,158,130.137
Dianna Gonzales-Burdin	676,825,535.614	1,010,994.424
Mark K. Hancock	676,708,326.105	1,128,203.933
Pamela J. Moret	676,727,456.576	1,109,073.462
Stephen P. Mullin	676,667,630.071	1,168,899.967
Susan M. Stalnecker	676,775,455.919	1,061,074.119
Gary R. Young	676,717,722.781	1,118,807.257
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Not applicable.
(continues)

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Funds are governed by US laws and regulations.
(4447791)	Cat.#157905 5/25 AR-901-0525
Printed in the USA

The Financial Highlights are attached herewith.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

This information is included as part of materials filed under Item 7 of this form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included as part of materials filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit [99.CERT].

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Optimum Fund Trust

/s/JOHN C. LEONARD
By:	John C. Leonard
Title:	President and Chief Executive Officer
Date:	June 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/JOHN C. LEONARD
By:	John C. Leonard
Title:	President and Chief Executive Officer
Date:	June 5, 2025

/s/DANIEL V. GEATENS
By:	Daniel V. Geatens
Title:	Chief Financial Officer
Date:	June 5, 2025